Filed with the Securities and Exchange Commission on April 17, 2026
REGISTRATION NO. 333-278375

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 2

WILTON REASSURANCE LIFE COMPANY OF NEW YORK
(Name of Insurance Company)

800 WESTCHESTER AVENUE
SUITE 641 NORTH
RYE BROOK, NEW YORK 10573
(Address of Insurance Company’s principal executive offices)

(203) 762-4400
(Insurance Company’s Telephone Number, including Area Code)

CT CORPORATION SYSTEM
28 LIBERTY STREET
FLOOR 42
NEW YORK, NEW YORK 10005
(Name and address of agent for service)

COPIES TO:
KAREN CARPENTER
WILTON REASSURANCE LIFE COMPANY OF NEW YORK
801 MAIN AVENUE, 5th FLOOR
NORWALK, CONNECTICUT 06851

Approximate Date of Proposed Sale to the Public: Continuously on and after the effective date of this Registration Statement

It is proposed that this filing become effective: (check appropriate box)

□	immediately upon filing pursuant to paragraph (b) of Rule 485
⊠	on May 1, 2026 pursuant to paragraph (b) of Rule 485
□	60 days after filing pursuant to paragraph (a)(i) of Rule 485
□	on ________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

□	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
□	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
□

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

⊠	Insurance Company relying on Rule 12h-7 under the Exchange Act
□	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act

Guarantee Periods Offered Under Certain Variable Annuity Contracts
(AIM Lifetime Plus, AIM Lifetime Plus II, Custom Portfolio, and Select Directions)
Registered Separate Account: Wilton Reassurance Life Co of New York Separate Account A
Issued by: Wilton Reassurance Life Company of New York
Street Address: 800  Westchester Avenue, Suite 641 North, Rye Brook NY 10573
Mailing Address: P.O. Box 758559, Topeka, KS 66675-8559
Telephone Number: 1-800-457-8207
Fax: 1-785-228-4584

Prospectus dated May 1, 2026

This prospectus describes the market value adjusted fixed account options (the “Guarantee Periods’’) offered by Wilton Reassurance Life Company of New York (“WRNY”), which are available only under the following variable annuity contracts that have been previously issued: AIM Lifetime Plus, AIM Lifetime Plus II, Custom Portfolio, and Select Directions. (the “Contracts”). None of those variable annuity contracts are still for sale. However, if you own one of those variable annuity contracts, you may be able to allocate purchase payments and contract value to the Guarantee Period(s) under your contract. This prospectus does not describe all of the benefits and terms of the Contracts themselves or the investment options other than the market value adjusted fixed account options. For information about the Contracts you should consult the most recent prospectus for the Contracts (the “Variable Product Prospectuses”), which can requested by calling 1-800-457-8207. For additional information about the variable investment options, you should consult the most recent prospectuses for the portfolios underlying the variable investment which can be requested by calling 1-800-457-8207.

In addition to the Variable Options and any Fixed Account allocations that are not subject to a Market Value Adjustment, your Contract allows you to allocate a portion of your Account Value and/or purchase payments to the Guarantee Periods described in this prospectus, under which we credit a fixed interest rate to the Guarantee Periods so long as you remain invested for a set period of time. See “Appendix A” for additional information about the Guarantee Periods.

This prospectus provides a description of the material features of the Guarantee Periods under your Contract. Please read this prospectus and keep it for future reference. Your Contract is a complex investment that involves risks, including potential loss of principal.  The availability of investment options, features and benefits described in this prospectus may vary depending on the broker-dealer through which the Contract is sold (“financial intermediary variations”). We have identified all such financial intermediary variations that are known or reasonably available to us. Financial intermediary variations may be imposed by some broker-dealers without our knowledge. For example, your Financial Professional may not recommend a particular investment option or benefit to you because of a decision by the Financial Professional’s broker-dealer not to offer that investment option or benefit to its customers. Taking into consideration the breadth of our distribution network, we are unable to obtain information about all financial intermediary variations without unreasonable effort or expense.  You should discuss with your Financial Professional any limitations, restrictions, or other variations related to the investment options, benefits or other features available to you through your Financial Professional.

Your Contract is not a short-term investment and an investment in the Guarantee Periods is not appropriate for an investor who needs ready access to cash. Withdrawals could result in withdrawal charges, taxes, and tax penalties. In addition, premature withdrawals from the Guarantee Periods may result in a Market Value Adjustment. In extreme circumstances, the maximum potential loss from a negative Market Value Adjustment is 100% of the amount invested in the Guarantee Period.

The Company’s obligations under your Contract and the Guarantee Periods are subject to its financial strength and claims-paying ability.

In compliance with U.S. law, we deliver this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.

The Contracts and the Guarantee Periods are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, and are NOT insured or guaranteed by the  U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment involves investment risks, including possible loss of value.

Additional information about certain investment products, including variable annuities and market value adjusted fixed account options, has been prepared by the Securities and Exchange Commission’s staff and is available at investor.gov.

IMPORTANT NOTICES

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MVA-WRNY1

Glossary of Terms

We set forth here definitions of some key terms used throughout this prospectus. In addition to the definitions here, we also define certain terms in the sections of the prospectus that use such terms.

Account Value, Contract Value: The total of the values you have in the Guarantee Periods, the Variable Options, and any other Fixed Account allocations not subject to a Market Value Adjustment available under your Contract.

Accumulation Phase: The period that begins on the date we issue your Contract  (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.

Annuitant: The individual (or individuals, for joint Annuitants) whose life determines the amount and duration of income payments for life.

Beneficiary: The person who may elect to receive the death benefit or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date.

Cash Value: The Account Value adjusted by any applicable Market Value Adjustment minus any applicable charges under your Contract. Please refer to your Variable Product Prospectus for more information about calculating the values you have in other investment options under your Contract.

the Code: The Internal Revenue Code of 1986, as amended from time to time and the regulations promulgated thereunder.

Guarantee Period: An investment option offered under the Contract that credits interest at a rate we guarantee for a specified number of years. Investments in Guarantee Periods are subject to potential Market Value Adjustments, as described in this prospectus.

Income Plan: A series of payments on a scheduled basis to you or to another person as designated by you beginning on the Payout Start Date.

Market Value Adjustment: A calculation we apply to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time the money is taken out of that Guarantee Period under specified circumstances. The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates.

Payout Phase: The second of the two phases during your Contract. During this phase the Contract Value less any applicable taxes is applied to the Income Plan you choose and is paid out as provided in that plan. The Payout Phase begins on the Payout Start Date. It continues until we make the last payment as provided by the Income Plan chosen.

Payout Start Date, Annuity Date: The date we apply your money under the Contract to provide income payments.

Preferred Withdrawal Amount: Each Contract Year, you may withdraw up to a certain percentage of aggregate purchase payments from your Contract without incurring a Market Value Adjustment or a withdrawal charge.

Variable Options: The variable investment options under your Contract.

we, us, our, WRNY, the Company: Wilton Reassurance Life Company of New York

you, your, Owner: The Owner(s) shown in the Contract.

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Overview of the Contract

This prospectus describes the Guarantee Periods available as an investment option under the following variable annuity contracts that are no longer sold:

AIM Lifetime Plus
AIM Lifetime Plus II
Custom Portfolio
Select Directions

For information about the Contracts, you should consult your Variable Product Prospectus. You may request a copy of the prospectus by calling 1-800-457-8207.

Purpose of the Contract:

Your Contract is a long-term investment designed for long-term retirement purposes because it allows you to accumulate retirement savings and also offers annuity payment options when you are ready to begin receiving income. The Contracts may be appropriate for investors accumulating retirement savings on a tax-deferred basis who would seek guaranteed income through an annuity payment option.

Phases of the Contract:

Your Contract features two distinct phases – the Accumulation Phase and the  Payout Phase. During the Accumulation Phase, earnings grow on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. During the Payout Phase (after  annuitization), you can elect to receive annuity payments. The amount of money you accumulated in your Contract during the Accumulation Phase will help determine the amount of the payments you will receive during the  Payout Phase. After annuitization, certain benefits described in your Variable Product Prospectus will no longer apply.

Investment Options:

Variable Options: The sub-accounts available under your Contract each invest in an underlying portfolio whose share price generally fluctuates each day. The sub-accounts do not provide any level of protection against negative returns. You are at risk of losing principal and any earnings if you allocate funds to a portfolio. For additional information about the Variable Options, you should consult your Variable Product Prospectus and the most recent prospectuses for the portfolios. You may also call our Annuity Service Center at 1-800-457-8207.

Guarantee Periods:  You can allocate your purchase payments and Account Value to the Guarantee Periods available under your Annuity. You will earn interest on your investment at the rate that we have declared for the Guarantee Periods. The last day of the Guarantee Period is called the “Maturity Date.” If you withdraw or transfer money from the Guarantee Periods more than 30 days after the Maturity Date, we will apply a Market Value Adjustment, which may be positive or negative. You could lose a significant amount of money due to a negative Market Value Adjustment. The following transactions, when they occur more than 30 days after the Maturity Date, are subject to a Market Value Adjustment: (i) withdrawals (including partial withdrawals, full surrenders, automated withdrawals and Required Minimum Distributions), (ii) transfers, (iii) annuitization, and (iv) the payment of a death benefit based on Account Value. We will not apply a negative Market Value Adjustment to the payment of a death benefit except in the case of AIM Lifetime Plus.

Additional information about the Guarantee Periods is provided in “Appendix A” to the prospectus.

Other Fixed Account Allocations:  Your Contract may include Fixed Account allocations that are not subject to a Market Value Adjustment. For additional information about those Fixed Account allocations, you should consult your Variable Product Prospectus or call 1-800-457-8207.

Contract Features:

Your Contract may include death benefits and other benefits, some of which may have been available for an additional charge. For additional information about those features, you should consult your Variable Product Prospectus or call 1-800-457-8207.

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Key Information

Important Information You Should Consider About the Contract
Fees, Expenses, and Adjustments
Are There Charges or Adjustments for Early Withdrawals?

Yes
Withdrawal Charges: Withdrawal charges may apply to any withdrawal from your Contract, including a withdrawal from the Guarantee Periods. The loss associated with withdrawal charges will be greater if there is a negative Market Value Adjustment, or if you have to pay taxes or tax penalties. For more information about the withdrawal charges that apply to your Contract, you should consult your Variable Product Prospectus or call 1-800-457-8207.

Market Value Adjustments: If you withdraw or transfer assets from the Guarantee Periods more than 30 days after the Maturity Date, we will apply a Market Value Adjustment, which may increase or decrease your initial amount invested. You could lose up to 100% of your investment in the MVA Fixed Account allocation as a result of a negative Market Value Adjustment. For example, if you allocate $100,000 to the 7-year Guarantee Period and later withdraw the entire amount before the 7 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay withdrawal charges, taxes and tax penalties. The following transactions, when they occur more than 30 days prior to the Maturity Date, are subject to a Market Value Adjustment: (i) withdrawals (including partial withdrawals, full surrenders, automated withdrawals and Required Minimum Distributions), (ii) transfers, (iii) annuitization, and (iv) the payment of a death benefit based on Account Value. We will not apply a negative Market Value Adjustment to the payment of a death benefit.

For more information about Market Value Adjustments, please refer to the “Charges and Adjustments” section of this prospectus.

Are There Transaction Charges?

Yes
In addition to withdrawal charges and Market Value Adjustments, you may also be charged for other transactions under your Contract, which are described in your Variable Product Prospectus. For more information about transaction charges that apply to your Contract, you should consult your Variable Product Prospectus or call 1-800-457-8207.

Are There Ongoing Fees and Expenses?

Yes
Your Variable Product Prospectus describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Because your Contract is customizable, the choices you make affect how much you will pay. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

There are no ongoing fees and expenses for the Guarantee Periods.

For more information about ongoing fees and expenses that apply to your Contract, you should consult your Variable Product Prospectus or call 1-800-457-8207.

Risks
Is There a Risk of Loss from Poor Performance?

Yes
You can lose money by investing in the Contract. For more information about the risk of loss from poor performance, please refer to your Variable Product Prospectus or call 1-800-457-8207.

While your money remains in the Guarantee Periods, your principal amount is guaranteed. However, an early withdrawal may result in the loss of principal due to withdrawal charges and a negative Market Value Adjustment, and an investment in the Guarantee Periods is subject to other risks described in this prospectus.

For more information about risks associated with the Guarantee Periods, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.

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Risks
Is This a Short-Term Investment?

No
 Your Contract is not a short-term investment vehicle and an investment in the Guarantee Periods is not appropriate for an investor who needs ready access to cash. Because of the long-term nature of an investment in the Guarantee Periods, you should consider whether an investment in the Guarantee Periods is consistent with your financial situation and objectives.

Withdrawals may be subject to withdrawal charges and federal and state income taxes, as well as a 10% additional tax. If you withdraw or transfer assets from the Guarantee Periods more than 30 days after the Maturity Date, we will apply a Market Value Adjustment, which may increase or decrease your initial amount invested. During the 30-day period after the Maturity Date, you may choose to start a new Guarantee Period, transfer the Account Value from the Guarantee Periods to any of the other investment options available under your Contract, apply the Account Value to an annuity payout plan, or surrender the value from the current Guarantee Periods (all subject to applicable surrender, transfer, and annuitization provisions described in your Variable Product Prospectus). If we do not receive any instructions by the Maturity Date, we will automatically transfer the Account Value from the current Guarantee Period into a new Guarantee Period of the shortest duration available.

For more information about the short-term investment risks associated with the Guarantee Periods, please refer to the “Principal of Risks of Investing in the Contract” section of this prospectus. For more information about the short-term investment risks associated with the other investment options and benefits under your Contract, please refer to your Variable Product Prospectus or call 1-800-457-8207.

What Are the Risks Associated with the Investment Options?

An investment in your Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Variable Options available under your Contract. Each investment option, including the Guarantee Periods and any Fixed Account allocations that are not subject to a Market Value Adjustment, will have its own risks. You should review the available investment options before making an investment decision.

For more information about the risks associated with the Guarantee Periods, please refer to the “Principal Risks of Investing in the Contract” section and “Appendix A” section of this prospectus. For more information about the risks associated with the other investment options under your Contract, please refer to your Variable Product Prospectus or call 1-800-457-8207.

What Are the Risks Related to the Insurance Company?

An investment in your Contract is subject to the risks related to the Company. Any obligations (including under the Guarantee Periods), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request. Such requests can be made toll free at 1-800-457-8207.

For more information about insurance company risks, please refer to the “Principal Risks of Investing in the Contract”   section of this prospectus.

Restrictions
Are There Restrictions on the Investment Options?

Yes
The minimum amount that you may transfer into a Guarantee Period is $500.

We reserve the right to limit the number of additional purchase payments that you may allocate to a Guarantee Period.

There may be investment restrictions associated with the other investment options available under your Contract. Your Variable Product Prospectus describes any investment restrictions associated with the other investment options available under your Contract.

Certain Investment Options may not be available through certain financial intermediaries. See the Cover Page for additional information.

For more information about investment restrictions associated with the other investment options under your Contract, please refer to your Variable Product Prospectus or call 1-800-457-8207.

Are There any Restrictions on Contract Benefits?

Yes
Your Variable Product Prospectus describes any restrictions on benefits under your Contract.

Certain Contract Benefits may not be available through certain financial intermediaries. See the Cover Page for additional information

For more information about restrictions on benefits under the Contract, please refer to your Variable Product Prospectus or call 1-800-457-8207.

Taxes
What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and payments received under your Contract. There is no additional tax benefit if you purchased your Contract through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to a 10% additional tax for distributions taken prior to age 59½.
For more information about tax implications, please refer to the “Taxes” section of this prospectus.

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Conflicts of Interest
How Are Investment Professionals Compensated?

Investment professionals may receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. This compensation is paid in the form of commissions, revenue sharing, and other compensation programs based on your investments in the Contract.

For more information about investment professional compensation, please refer to the Statement of Additional Information.

Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own your existing Contract.

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Fee Table

Your Variable Product Prospectus describes the fees, expenses, and adjustments that you will pay when buying, owning and surrendering or making withdrawals from an investment option or from your Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. For more information about fees and expenses that apply to your Contract, you should consult your Variable Product Prospectus or call 1-800-457-8207.

The following table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from the Guarantee Periods before the expiration of a specified period.

Adjustments
Market Value Adjustment Maximum Potential Loss (as a percentage of Account Value)(1)	100%
(1)	The following transactions, when they occur more than 30 days after the Maturity Date, are subject to a Market Value Adjustment: (i) withdrawals (including partial withdrawals, full surrenders, automated withdrawals and Required Minimum Distributions), (ii) transfers, (iii) annuitization, and (iv) the payment of a death benefit based on Account Value. We will not apply a negative Market Value Adjustment to the payment of a death benefit except in the case of AIM Lifetime Plus. Please review your contract for specific information about the calculation of your death benefit.

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Principal Risks of Investing in the Contract

The risks identified below are the principal risks of investing in the Guarantee Periods. Your Contract is also subject to the principal risks described in your Variable Product Prospectus. Your Contract and the Guarantee Periods may be subject to additional risks other than those identified and described in this prospectus.

Market Value Adjustment Risk

All withdrawals in excess of the Preferred Withdrawal Amount, transfers (other than dollar cost averaging program transfers), and amounts applied to an Income Plan from a Guarantee Period, other than those taken or applied during the 30-day period after such Guarantee Period expires, are subject to a Market Value Adjustment. In addition, in the case of the AIM Lifetime Plus Contract, a negative Market Value Adjustment may apply to the death benefit if the death benefit is based on settlement value. A Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase from the first day of a Guarantee Period, the Market Value Adjustment could reduce the value of your investment to an amount that is less than the amount you invested in a Guarantee Period. You could lose up to 100% of your investment in the Guarantee Periods as a result of a negative Market Value Adjustment.

Early Withdrawal Risk

All withdrawals in excess of the Preferred Withdrawal Amount may be subject to withdrawal charges and negative Market Value Adjustments. Losses from withdrawal charges and Market Value Adjustments could be significant. Income taxes and certain tax restrictions may apply to any withdrawal. If taken before age 59½, a withdrawal may also be subject to a 10% federal penalty tax. Systematic withdrawals from a Guarantee Period will repeatedly expose you to these risks associated with withdrawals. For more information about withdrawal charges, please see  “Charges and Adjustments” in this prospectus.

Insurance Company Risk

An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guarantee Periods), guarantees, and benefits under the Contract are subject to our claims-paying ability. General account assets are also available to our general creditors and for conducting routine business activities, such as the payment of salaries, rent and other ordinary business expenses. If we experience financial distress, we may not be able to meet our obligations to you. For more information about the Company, including our financial statements, see “Description of Insurance Company, Registered Separate Account, and Investment Options”.

Possible Adverse Tax Consequences

The tax consequences associated with an investment in the Guarantee Periods vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before taking actions related to your investment in the Guarantee Periods, you should consult with a qualified tax advisor for complete information and advice. For example, distributions from the Guarantee Periods are generally subject to ordinary income taxation on the amount of any investment gain. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.

Risk of Changes

We reserve the right to limit the number of additional purchase payments that you may allocate to a Guarantee Period.

Cyber Security and Business Continuity  Risks

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, the Company is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of increasingly complex products, such as those that feature automatic asset transfer or reallocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing

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denial-of-service attacks on  websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.

The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.

Cyber security events, disasters and similar events, whether deliberate or unintentional, that could impact the Company and Contract owners could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s portfolios and with third-party service providers. Cyber security and other events affecting any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to a portfolio, an inability to calculate unit values with respect to the Contract and/or the net asset value (“NAV”) with respect to a portfolio, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security and other events described above may result in adverse impacts to the Company, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and  reputational damage. Costs incurred by the Company may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by the Company in enhancing and upgrading computer systems and systems security following a cyber security failure or responding to a disaster or similar event. The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. In addition, the global spread of COVID-19 has caused the Company and its service providers to implement business continuity plans, including widespread use of work-from-home arrangements. Although the Company, our service providers, and the portfolios offered under the Contract may have established business continuity plans and risk management systems to mitigate risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Company cannot control or assure the efficacy of the cyber security and business continuity plans and systems implemented by third-party service providers, the portfolios, and the issuers in which the portfolios invest.

The military invasion of Ukraine initiated by Russia in February 2022 and the resulting response by the United States and other countries have led to economic disruptions, as well as increased volatility and uncertainty in the financial markets. It is not possible to predict the ultimate duration and scope of the conflict, or the future impact on  U.S. and global economies and financial markets.

Artificial Intelligence Risk

In addition to the cyber security risks described above, the development, adoption and use of AI, including generative artificial intelligence (“Generative AI”), by us and by third parties on whom we rely may increase existing operational risks or create new operational risks that we are not currently anticipating. AI technologies offer potential benefits in areas such as customer service personalization and process automation, and we expect to use AI and Generative AI to help deliver products and services and support critical functions. We also expect third parties on whom we rely to do the same. There are significant risks involved in developing and deploying AI, and there can be no assurance that its use will enhance our products or services or be beneficial to our business, including our efficiency or profitability. The risk that AI and Generative AI may be misused is increased by the relative newness of the technology, the speed at which it is being adopted, and the lack of laws, regulations or standards governing its use. Such misuse could expose the Company to legal or regulatory risk, damage customer relationships or cause reputational harm. Further, our ability to continue to develop and efficiently deploy AI technologies depends on access to specific third-party equipment and other physical infrastructure, such as processing hardware and network capacity, the availability and pricing of which is difficult to control, especially in a highly competitive environment. Our competitors may also adopt AI or Generative AI more quickly or more effectively than we do, which could cause competitive harm. Because the Generative AI technology is so new, some of the potential risks of Generative AI are currently unknowable.

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Description of Insurance Company, Registered Separate Account, and Investment Options

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

Allstate Life Insurance Company of New York (’‘ALICNY’’) was the original issuer of the Contracts. On March 29, 2021 Wilton Reassurance Company (“WRAC”), a Minnesota-domiciled stock life company agreed to acquire all of the issued and outstanding capital stock of ALICNY pursuant to a Stock Purchase Agreement with Allstate Insurance Company, Allstate Financial Insurance Holdings Corporation, and Allstate Insurance Holdings, LLC. The transaction closed on October 1, 2021. On November 1, 2021, ALICNY merged with and into WRNY.

WRNY is a stock life insurance company domiciled in the state of New York. WRNY is licensed in all fifty states, the District of Columbia and the U.S. Virgin Islands. WRNY administers life and annuity contracts, including variable life and variable annuity contracts that are registered under the Securities Act of 1933, as amended, and are issued through separate accounts that are registered as unit investment trusts under the Investment Company Act of 1940, as amended. WRNY is a direct wholly-owned subsidiary of WRAC, a holding company organized under the laws of Minnesota, which in turn is a wholly-owned subsidiary of Wilton Re US Holdings, Inc., a holding company organized under the laws of Delaware. Wilton Re Ltd. is deemed the ultimate parent corporation in the Company’s holding company system.

The statutory home office of  WRNY is located at 800 Westchester Avenue, Suite 641 North, Rye Brook, NY 10573.

WRNY is obligated to pay all amounts promised to you under your Contract, subject to our financial strength and claims paying ability.

The Fixed Account is supported by our general account, which supports our insurance and annuity obligations. Our general account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of our general account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of our general account. Our obligations with respect to the Fixed Account are subject to our financial strength and claims paying ability.

Reliance on Rule 12h-7

WRNY is relying on the exemption provided by Rule 12h-7 under the 1934 Act. In reliance on that exemption, WRNY does not file with the SEC periodic reports that would be otherwise required under the 1934 Act.

THE GENERAL ACCOUNT

Our general obligations and any guaranteed benefits under your Contract (including under the Guarantee Periods) are supported by our general account and are subject to our claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to our general creditors and for conducting routine business activities, such as the payment of salaries, rent and other ordinary business expenses.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

The assets supporting obligations based on allocations to the Variable Options are held in sub-accounts of Wilton Reassurance Life Co of New York Separate Account A (the “Registered Separate Account”). Assets held in the Registered Separate Account that are held in support of the Variable Options are kept separate from all our other assets and may not be chargeable with liabilities arising out of any other business we may conduct. Thus, income, gains and losses from assets allocated to the Registered Separate Account are credited to or charged against the Registered Separate Account, without regard to other income, gains or losses of WRNY or any other of our separate accounts.

INVESTMENT OPTIONS

Variable Investment Options
For additional information about the Variable Options, you should consult your Variable Product Prospectus and the most recent prospectuses for the portfolios.

Guarantee Periods
If you invest in a Guarantee Period, you will earn a fixed rate of interest for a Guarantee Period. You have the option to invest in one or more Guarantee Periods. Each purchase payment allocation or transfer to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. Information about the features of each currently offered Guarantee Period, including (i) its name, (ii) its term, and (iii) its minimum guaranteed interest rate, is available in “Appendix A” to the prospectus.

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If you instruct us to allocate to a Guarantee Period but do not specify the number of years:

•	AIM Lifetime Plus: We will allocate to the same period selected for your most recent purchase payment(s), if available. Otherwise, we will reject the allocation as not in good order.

•	AIM Lifetime Plus II, Custom Portfolio, Select Directions: We will allocate to the shortest Guarantee Period available. If no Guarantee Period is available, we will reject the allocation as not in good order.

Each purchase payment allocation or transfer to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to a Guarantee Period.

Interest Rates
Prior to the end of your Guarantee period, we will notify you of it’s ending term. The current  interest rates we are offering at a particular time are available by calling us at 1-800-457-8207. We may declare new interest rates for new Guarantee Periods. Therefore, we may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. The interest rate declared will be no less than the minimum guaranteed interest rate. The minimum guaranteed interest rate that applies to you may vary depending on the state in which your Contract was issued, but it will be shown on your Contract specifications page and will never be less than (a) 3% or (b) the minimum stipulated by applicable state law, whichever is greater.  We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. See “Purchases and Contract Value” for more information.

We have no specific formula for determining the rates of interest we declare. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared for new Guarantee Periods in our sole discretion, subject to the guaranteed minimum annual interest rate. We can neither predict nor otherwise guarantee what the rates will be in the future.

You could lose a significant amount of money due to a negative Market Value Adjustment if amounts are removed from a Guarantee Period prior to the end of its term. The following transactions, when they occur more than 30 days after the Maturity Date, are subject to a Market Value Adjustment: (i) withdrawals (including partial withdrawals, full surrenders, automated withdrawals and Required Minimum Distributions), (ii) transfers, (iii) annuitization, and (iv) the payment of a death benefit based on Account Value. We will not apply a negative Market Value Adjustment to the payment of a death benefit except in the case of AIM Lifetime Plus.

See “Charges and Adjustments - Market Value Adjustment” for more information.

During the 30-day period after the Maturity Date, you may choose to start a new Guarantee Period, transfer the Account Value from the Guarantee Periods to any of the other investment options available under your Contract, apply the Account Value to an annuity payout plan, or surrender the value from the current Guarantee Periods (all subject to applicable surrender, transfer, and annuitization provisions described in your Variable Product Prospectus). If we do not receive any instructions by the Maturity Date, we will automatically transfer the Account Value from the current Guarantee Period into a new Guarantee Period of the shortest duration available.

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Charges and Adjustments

Your Contract is subject to a variety of charges, and those charges may vary depending on the investment options and optional benefits you have elected. Withdrawal charges may apply to any withdrawal from your Contract, including a withdrawal from the Guarantee Periods. The loss associated with withdrawal charges will be greater if there is a negative Market Value Adjustment, or if you have to pay taxes or tax penalties. For more information about the withdrawal charges and other charges that apply to your Contract, you should consult your Variable Product Prospectus or call 1-800-457-8207.

MARKET VALUE ADJUSTMENT

All withdrawals in excess of the Preferred Withdrawal Amount, transfers, and amounts applied to an Income Plan from a Guarantee Period, other than those taken or applied during the 30-day period after the Guarantee Period ends, are subject to a Market Value Adjustment. You could lose up to 100% of your investment in the Guarantee Periods as a result of a negative Market Value Adjustment. A Market Value Adjustment may also apply to amounts invested in a Guarantee Period that are paid out as death benefits if the death benefit is calculated outside of the 30-day period after the Guarantee Period ends. On the Payout Start Date, any amounts in a Guarantee Period will be subject to a Market Value Adjustment unless the Payout Start Date occurs during the 30-day period after the Guarantee Period ends, as discussed under ’‘Annuity Period’’. After the Payout Start Date, you will no longer be subject to potential Market Value Adjustments.

We will not apply a Market Value Adjustment to a withdrawal you make within the Preferred Withdrawal Amount or to a withdrawal you make to satisfy the IRS minimum distribution rules. We will not apply a Market Value Adjustment to any automatic transfers as part of a dollar cost averaging program.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the time remaining in the Guarantee Period when you remove your money. ’‘Treasury Rate’’ means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred, or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred, or applied to an Income Plan.

You may request a quote of the impact an early distribution would have on your Account Value by contacting our Annuity Service Center at 1-800-457-8207. Values fluctuate daily and the actual Market Value Adjustment applied at the time a transaction is processed may be more or less than the values quoted at the time of your call. Additional information about the calculation of the Market Value Adjustment, including the Market Value Adjustment formula and examples, can be found in the Statement of Additional Information.

The Market Value Adjustment is intended to transfer the risk from us to you and to protect us from losses related to our own investments supporting the Contract’s guarantees if amounts are withdrawn prematurely from the Guarantee Periods.

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Annuity Period

You will receive annuity payments during the Payout Phase, as described in your Variable Product Prospectus. Upon annuitization, any value in the Guarantee Periods will be subject to a Market Value Adjustment, unless annuitization occurs during the 30 days after the Maturity Date. Please refer to your Variable Product Prospectus or call 1-800-457-8207 for information about the annuity payment options available to you.

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Benefits Available Under the Contract

Your Contract may include death benefits and other benefits, some of which may have been available for an additional charge. For additional information about those features, you should consult your Variable Product Prospectus or call 1-800-457-8207.

Certain Contract Benefits may not be available through certain financial intermediaries. See the Cover Page for additional information.

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Purchases and Contract Value

The Contracts are no longer offered for new sales. Please refer to your Variable Product Prospectus for historical information about purchasing your Contract.

VALUING YOUR INVESTMENT

Your Account Value is the total of the values you have in the Guarantee Periods, the Variable Options, and any other Fixed Allocations not subject to a Market Value Adjustment available under your Contract. Your Contract also has a “cash value,” which is the Account Value adjusted by any applicable Market Value Adjustment minus any applicable charges under your Contract. Please refer to your Variable Product Prospectus for more information about calculating the values you have in other investment options under your Contract.

VALUING THE GUARANTEE PERIODS

We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period.

The following example illustrates how a purchase payment allocated to the Guarantee Period would grow, given an assumed Guarantee Period and effective annual interest rate:

•	Purchase Payment: $10,000

•	Guarantee Period: 5 years

•	Annual Interest Rate: 4.50%

	Year 1	Year 2	Year 3	Year 4	Year 5
Beginning Contract Value * (1 + Annual Interest Rate)	$10,000.00 X 1.045 $10,450.00
Contract Value at end of Contract Year * (1 + Annual Interest Rate)		$10,450.00 X 1.045 $10,920.25
Contract Value at end of Contract Year * (1 + Annual Interest Rate)			$10,920.25 X 1.045 $11,411.66
Contract Value at end of Contract Year * (1 + Annual Interest Rate)				$11,411.66 X 1.045 $11,925.19
Contract Value at end of Contract Year * (1 + Annual Interest Rate)					$11,925.19 X 1.045 $12,461.82

Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5-year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict current or future interest rates to be declared under the Contract.

Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

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Surrenders and Withdrawals

You can withdraw money from or surrender your Contract at any time during the Accumulation Phase, subject to any limitations described in your Variable Product Prospectus. If you take a withdrawal or surrender from the Guarantee Periods, your withdrawal or surrender may be subject to a Market Value Adjustment, withdrawal charges, taxes and tax penalties. You will need our consent to make a partial withdrawal if the requested withdrawal is less than the minimum amount specified in your Variable Product Prospectus. You can make withdrawals from any designated Guarantee Periods or proportionally from all investment options under your Contract. Unless you tell us otherwise, any partial withdrawal will be made proportionately from all investment options. For more details about withdrawals and surrenders under your Contract, including any automated withdrawal options, please refer to your Variable Product Prospectus or call 1-800-457-8207.

PREFERRED WITHDRAWAL AMOUNT

Each Contract Year, you may withdraw up to a certain percentage of aggregate purchase payments from your Contract without incurring a Market Value Adjustment or a withdrawal charge (the ’‘Preferred Withdrawal Amount’’). The Preferred Withdrawal Amount is:

•	AIM Lifetime Plus: 10%

•	AIM Lifetime Plus II, Custom Portfolio, Select Directions: 15%

All withdrawals from a Guarantee Period during a Contract Year in excess of the Preferred Withdrawal Amount are subject to a Market Value Adjustment and may be subject to withdrawal charges. Unused portions of the Preferred Withdrawal Amount are not carried forward to future Contract Years.

Withdrawals from all investment options count against the Preferred Withdrawal Amount, not just withdrawals from Guarantee Periods. To determine whether a withdrawal exceeds the Preferred Withdrawal Amount, all amounts you have withdrawn from the Variable Options, Guarantee Periods, and any other fixed interest investment options available under your Contract in a Contract Year are added together.

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Taxes

The tax considerations associated with an Annuity vary depending on whether the Annuity is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of Annuities below. The discussion is general in nature and describes only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. It is based on current law and interpretations which may change. The information provided is not intended as tax advice. The federal income tax treatment of the Annuity is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of law to individual circumstances. Generally, the cost basis in an Annuity is the amount you pay into your Annuity, or into an annuity exchanged for your Annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for tax-favored retirement plans, which is the responsibility of the Owner.

The discussion below generally assumes that the Annuity is issued to the Annuity Owner. For Annuities issued as a Beneficiary Annuity, refer to the Taxes Payable by Beneficiaries for a Non-qualified Annuity and Required Distributions Upon Your Death for Qualified Annuities sections below.

NON-QUALIFIED ANNUITIES

In general, as used in this prospectus, a Non-qualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.

Taxes Payable by You

We believe the Annuity is an Annuity for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the Annuity. Generally, all Annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one Annuity for purposes of determining the amount of any withdrawal that is subject to tax under the rules described below.

It is possible that the IRS could assert that some or all of the charges for the optional living or death benefits under the Annuity should be treated for federal income tax purposes as a partial withdrawal from the Annuity. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable income to the extent there are earnings in the Annuity. Additionally, for Owners under age 59½, the taxable income attributable to the charge for the benefit could be subject to the 10% additional tax. If the IRS determines that the charges for one or more benefits under the Annuity are taxable withdrawals, then the sole, primary, or surviving Owner will be provided with a notice from us describing available alternatives regarding these benefits.

Taxes on Withdrawals and Surrender Before Annuity Payments Begin

If you make a withdrawal from your Annuity or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of cost basis, until all gain has been withdrawn. At any time there is no gain in your Annuity, payments will be treated as a nontaxable return of cost basis until all cost basis has been returned. After all cost basis is returned, all subsequent amounts will be taxed as ordinary income. An exception to this treatment exists for contracts that include Purchase Payments made prior to August 14, 1982 that are issued via 1035 exchange. Withdrawals from a contract with Purchase Payments made before August 14, 1982 are treated as a return of cost basis in the Annuity first until those pre-August 14, 1982 Purchase Payments are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982 is not subject to the 10% additional tax.

You will generally be taxed on any withdrawals from the Annuity while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your Annuity as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If the entire Account Value is assigned or pledged, subsequent increases in the Account Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The cost basis is increased by the amount includible in income with respect to such assignment or pledge. If you transfer your Annuity for less than full consideration, such as by gift, you will also trigger tax on any gain in the Annuity. Under most circumstances, this rule does not apply if you transfer the Annuity to your spouse or if you transfer the Annuity incident to divorce.

If you choose to receive payments under an interest payment option, or a Beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the Annuity to income tax and possibly the 10% additional tax.

Taxes on Annuity Payments

If you select an annuity payment option as described in the “Annuity Period” section of this prospectus, a portion of each annuity payment you receive will be treated as a partial return of your cost basis and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your cost basis (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the Annuity.

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After the full amount of your cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the Annuitant before the full amount of your cost basis has been recovered, a tax deduction may be allowed for the unrecovered amount. If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed cost basis in the Annuity and the total value of the anticipated future payments until such time as all cost basis has been recovered.

Maximum Annuity Date

You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer make purchase payments, surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.

Please refer to your Annuity contract for the maximum Annuity Date.

Partial Annuitization

We do not currently permit partial  annuitization.

Medicare Tax on Net Investment Income

The Code includes a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly or qualifying widow(er) with dependent child, $125,000 for married taxpayers filing separately, $200,000 for all others, and approximately $16,000 for estates and certain trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the Annuity will be considered investment income for purposes of this surtax.

10% Additional Tax for Early Withdrawal from a Non-Qualified Annuity

You may owe a 10% additional tax on the taxable part of distributions received from your Non-qualified Annuity. Amounts are not subject to this additional tax if:

•	the amount is paid on or after you reach age 59½;

•	the amount is paid on or after your death (or the death of the Annuitant when the owner is not an individual);

•	the amount received is attributable to your becoming disabled (as defined in the Code);

•	generally the amount paid or received is in the form of substantially equal periodic payments (as defined in the Code) not less frequently than annually (please note that substantially equal periodic payments must continue until the later of reaching age 59½ or five years and the impermissible modification of payments during that time period will result in retroactive application of the 10% additional tax); or

•	the amount received is paid under an immediate Annuity (within the meaning of the Code) and the annuity start date is no more than one year from the date of purchase (the first monthly annuity payment being required to be paid within 13 months).

Other exceptions to this tax may apply. You should consult your tax advisor for further details.

Special Rules in Relation to Tax-free Exchanges Under Section 1035

Section 1035 of the Code permits certain tax-free exchanges of a life insurance contract, annuity contract or endowment contract for an Annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. Partial exchanges may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% additional tax on pre-age 59½ withdrawals. In Revenue Procedure 2011-38, the IRS indicated that, for partial exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed (other than an amount received as an annuity for a period of 10 years or more or during one or more lives), the IRS may not treat the transaction as a tax-free Section 1035 exchange. The IRS will apply general tax rules to determine the substance and treatment of the transaction in such cases. We strongly urge you to discuss any partial exchange transaction of this type with your tax advisor before proceeding with the transaction.

If an Annuity is purchased through a tax-free exchange of a life insurance contract, annuity contract or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new Annuity prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a return of cost basis first until purchase payments made before August 14, 1982 are withdrawn. Moreover, income allocable to purchase payments made before August 14, 1982, is not subject to the 10% additional tax.

After you elect an Annuity Payout Option, we do not allow you to exchange your Annuity.

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Taxes Payable by Beneficiaries for a Non-Qualified Annuity

If an Owner dies before the Annuity Date, the death benefit distributions are taxed at ordinary income tax rates. The value of the death benefit, as determined under federal law, is also included in the Owner’s estate for federal estate tax purposes. Generally, the same income tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the Beneficiary vary depending upon the death benefit payment option selected. Generally, for payment of the death benefit:

•	As a lump sum payment, the Beneficiary is taxed in the year of payment on gain in the Annuity.

•	Within 5 years of death of Owner, the Beneficiary is taxed on the lump sum payment. The death benefit must be taken as one lump sum payment within 5 years of the death of the Owner. Partial withdrawals are not permitted to be paid to Beneficiaries under our Annuity contracts.

•	Under an Annuity or Annuity settlement option where distributions begin within one year of the date of death of the Owner, the Beneficiary is taxed on each payment with part as gain and part as return of cost basis. After the full amount of cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable.

After the Annuity Date, if a period certain remains under the annuity option and the Annuitant dies before the end of that period, any remaining payments made to the Beneficiary will be fully excluded from income until the remaining cost basis is recovered and all annuity payments thereafter are fully includible in income. If we allow the Beneficiary to commute the remaining payments in a lump sum, the proceeds will be taxable as a surrender.

Considerations for Contingent Annuitants

We may allow the naming of a contingent Annuitant when a Non-qualified Annuity is held by a pension plan or a tax favored retirement plan, or held by a Custodial Account. In such a situation, the Annuity may no longer qualify for tax deferral where the Annuity continues after the death of the Annuitant. However, tax deferral should be provided instead by the pension plan, tax favored retirement plan, or Custodial Account. We may also allow the naming of a contingent annuitant when a Non-qualified Annuity is held by an entity owner when such Annuities do not qualify for tax deferral under the current tax law. This does not supersede any benefit language which may restrict the use of the contingent annuitant.

Reporting and Withholding on Distributions

Amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity payment, we apply default withholding under the applicable tax rules unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect a different tax withholding or elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide. If you are a  U.S. person (which includes a resident alien), and you request a payment be delivered outside the United States or do not provide a U.S. taxpayer identification number, we are required to withhold income tax.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.

Regardless of the amount withheld by us, you are liable for payment of income taxes (including any estimated taxes that may be due) on the taxable portion of distributions from the Annuity. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

Entity Owners

Where an Annuity is held by a non-natural person (e.g., a corporation, partnership), other than as an agent or nominee for a natural person (or in other limited circumstances), increases in the value of the Annuity over its cost basis will be subject to tax annually.

Where an Annuity is issued to a Charitable Remainder Trust (CRT), increases in the value of the Annuity over its cost basis will be subject to tax reporting annually. As there are charges for the optional living and death benefits described elsewhere in this prospectus, and such charges reduce the contract value of the Annuity, trustees of the CRT should discuss with their legal advisors whether election of such optional living or death benefits violates their fiduciary duty to the remainder beneficiary.

Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity is generally not considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Non-qualified Annuity held by a natural person, provided that all grantors of the trust are natural persons. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.

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Where the Annuity is owned by a grantor trust, the Annuity must be distributed within five years after the date of the first grantor’s death (or the Annuitant’s death in certain instances) under Section 72(s) of the Code. See the “Benefits Available Under the Contract” section for scenarios where a death benefit or Surrender Value is payable depending upon the underlying facts.

Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.

Annuity Qualification

Diversification And Investor Control. In order to qualify for the tax rules applicable to Annuities described above, the investment assets in the Non-qualified Annuity Sub-accounts must be diversified according to certain rules under the Code. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment, and obligations of each  U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the U.S. or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the portfolios underlying the variable investment options of the Annuity meet these diversification requirements.

An additional requirement for qualification for the tax treatment described above is that we, and not you as the Annuity Owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. The tax law limits the amount of control you may have over choosing investments for your Annuity. If this “investor control” rule is violated your Annuity assets will be considered owned directly by you and you lose the favorable tax treatment generally afforded to annuities.

While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity contract for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity contract. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the investment options offered pursuant to this prospectus. We reserve the right to take any action, including modifications to your Annuity or the investment options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected Owners and will be made with such notice to affected Owners as is feasible under the circumstances.

Required Distributions Upon Your Death for a Non-Qualified Annuity

Upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the Annuity must be distributed within five years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). If the Beneficiary does not begin installments within one year of the date of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the death benefit as a lump sum within the five-year deadline. Your designated Beneficiary is the person to whom benefit rights under the Annuity pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Annuity may be continued with your spouse as the Owner. For Non-qualified Annuities owned by a non-natural person, the required distribution rules generally apply upon the death of the Annuitant. This means, for example, that for an Annuity held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitant to die.

Changes To Your Annuity. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an Annuity for tax purposes. Any such changes will apply to all Annuity Owners and you will be given notice to the extent feasible under the circumstances.

QUALIFIED ANNUITIES

In general, as used in this prospectus, a Qualified Annuity is an Annuity with applicable endorsements for a tax-favored plan or a Non-Qualified Annuity held by a tax-favored retirement plan.

The following is a general discussion of the tax considerations for Qualified Annuities. This Annuity may or may not be available for all types of the tax-favored retirement plans discussed below. This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your financial professional prior to purchase to confirm if this Annuity is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this Annuity.

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A Qualified Annuity may have been purchased for use in connection with:

•	Individual retirement accounts and annuities (IRAs), including inherited IRAs (which we refer to as a Beneficiary IRA), which are subject to Sections 408(a) and 408(b) of the Code;

•	Roth IRAs, including inherited Roth IRAs (which we refer to as a Beneficiary Roth IRA) under Section 408A of the Code;

•	A corporate Pension or Profit-sharing plan (subject to 401(a) of the Code);

•	H.R. 10 plans (also known as Keogh Plans, subject to 401(a) of the Code);

•	Tax Sheltered Annuities (subject to 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);

•	Section 457 plans (subject to 457 of the Code).

A Non-qualified Annuity may have been purchased by a 401(a) trust, a custodial IRA or a custodial Roth IRA account, or a Section 457 plan, which can hold other permissible assets. The terms and administration of the trust or custodial account or plan in accordance with the laws and regulations for 401(a) plans, IRAs or Roth IRAs, or a Section 457 plan, as applicable, are the responsibility of the applicable trustee or custodian.

You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in Annuities. This means that when a tax favored plan invests in an Annuity, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).

Types of Tax-favored Plans

IRAs. The “IRA Disclosure Statement” and “Roth IRA Disclosure Statement” which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (the material terms are summarized in this prospectus and in those Disclosure Statements), the IRS requires that you have a “Free Look” after making an initial contribution to the Annuity. During this time, you can cancel the Annuity by notifying us in writing, and we will refund the greater of all purchase payments under the Annuity or the Account Value, less any applicable federal and state income tax withholding.

Contribution Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a “rollover” of amounts from a qualified retirement plan, as a transfer from another IRA, by making a contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the later applicable due date of your federal income tax return, without extension), or as a current year contribution. Contribution amounts are indexed for inflation. The IRS generally provides contribution limits for the subsequent year in the fourth quarter of the current year. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The $1,000 catch-up contribution for IRA owners age 50 or older is indexed for inflation starting in 2024 in accordance with the Consolidated Appropriations Act, 2023 (which includes SECURE 2.0 of 2022 (“SECURE 2.0”). You may be able to claim a deduction for your contributions depending on your modified adjusted gross income.  Go to www.irs.gov for the limits for each year.

The “rollover” rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally “roll over” certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law and the terms of the Annuity). For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule. There is no age limitation with regard to contributions to a traditional IRA as long as the earned income requirements are met.

In some circumstances, non-spouse Beneficiaries may roll over to an IRA amounts due from qualified plans, 403(b) plans, and governmental 457(b) plans. However, the rollover rules applicable to non-spouse Beneficiaries under the Code are more restrictive than the rollover rules applicable to Owner/participants and spouse Beneficiaries. Generally, non-spouse Beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover. An inherited IRA must be directly rolled over from the employer plan or transferred from an IRA and must be titled in the name of the deceased (i.e., John Doe deceased for the benefit of Jane Doe). No additional contributions can be made to an inherited IRA. In this prospectus, an inherited IRA is also referred to as a Beneficiary Annuity.

Required Provisions. Annuities that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

•	You, as Owner of the Annuity, must be the “Annuitant” under the contract (except in certain cases involving the division of property under a decree of divorce);

•	Your rights as Owner are non-forfeitable;

•	You cannot sell, assign or pledge the Annuity;

•	The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts or amounts transferred by trustee-to-trustee transfer);

•	The date on which Required Minimum Distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn the applicable age (see the Required Minimum Distribution rules for more details); and

•	Death and annuity payments must meet Required Minimum Distribution rules described below.

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Usually, the full amount of any distribution from an IRA (including a distribution from this Annuity) which is not a transfer or rollover is taxable. As taxable income, these distributions are subject to the general income tax withholding rules described earlier regarding an Annuity in the Non-qualified Annuity section. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

•	A 10% early withdrawal additional tax described below;

•	Liability for “prohibited transactions” if you, for example, borrow against the value of an IRA; or

•	Failure to take a Required Minimum Distribution, also described below.

If you make any non-deductible contributions to your IRA, a portion of any subsequent distribution may be tax-free as a return of those contributions. You are required to keep track of this and determine the taxable and non-taxable portions. IRS rules require that we report the full amount of any distribution as taxable.

Simplified Employee Pensions (SEP). SEPs are a variation on a standard IRA, and Annuities issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:

•	If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of (a) the annual employer contribution limit as indexed for inflation, or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer’s SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. Go to www.irs.gov for the current year contribution and catch-up limits limit and compensation limit.

•	SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

•	SEPs that contain a salary reduction or “SARSEP” provision prior to 1997 may permit salary deferrals from employee income with the employer making these contributions to the SEP. Contribution amounts are indexed for inflation. The IRS generally provides contribution limits for the subsequent year in the fourth quarter of the current year. However, no new “salary reduction” or “SARSEPs” can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year are permitted to contribute an additional catch-up contribution amount. These amounts are indexed for inflation and may depend on the participant’s age. Go to www.irs.gov for the current year contribution limit and catch-up contribution limit. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same “Free Look” period, as you would have if you purchased the Annuity for a standard IRA.

•	Roth contributions are permitted for SEP IRAs starting in 2023. The Company does not currently offer Roth contributions for SEP IRAs, but we reserve the right to offer this contribution type in the future.

ROTH IRAs. The “Roth IRA Disclosure Statement” contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

•	Contributions to a Roth IRA cannot be deducted from your gross income;

•	“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the Owner of the IRA attains age 59½; (b) after the Owner’s death; (c) due to the Owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the Owner. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.

•	If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA during your lifetime, and distributions are not required during the owner’s lifetime.

Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for a Roth IRA in connection with a “rollover” of amounts of another traditional IRA,  SEP, SIMPLE-IRA (subject to a timing restriction), employer sponsored retirement plan (under Sections 401(a) or 403(b) of the Code) or Roth IRA. You may also purchase an Annuity for a Roth IRA, if you meet certain income limitations, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. The Code permits persons who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a “rollover” of all or any part of the amount of such distribution to a Roth IRA which they establish (a “conversion”). The conversion of non-Roth accounts triggers current taxation (but is not subject to a 10% early distribution additional tax unless a distribution that is allocable to the rollover contribution is distributed within 5 years of the conversion). In addition, SECURE 2.0 amends the Code to allow for tax and penalty free rollovers from 529 accounts to Roth IRAs, under certain conditions. Starting in 2024, beneficiaries of 529 college savings accounts would be permitted to roll over up to $35,000 over the course of their lifetime from any 529 account in their name to their Roth IRA. These rollovers generally are also subject to Roth IRA annual contribution limits, and the 529 account must have been open for at least 15 years, among other requirements.

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The Code also permits the recharacterization of current year contribution amounts from a traditional IRA into a Roth IRA, or from a Roth IRA to a traditional IRA. Recharacterization is accomplished through a trustee-to-trustee transfer of a contribution (or a portion of a contribution) plus earnings, between different types of IRAs. A properly recharacterized contribution is treated as a contribution made to the second IRA instead of the first IRA. Such recharacterization must be completed by the applicable tax return due date (with extensions). However, no recharacterizations of conversions can be made.

Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law and the terms of the Annuity. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Non-spouse Beneficiaries receiving a distribution from an employer sponsored retirement plan under Sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse Beneficiaries cannot “rollover” benefits from a traditional IRA to a Roth IRA.

TDAs. In general, you may own a Tax Deferred Annuity (also known as a TDA, Tax Sheltered Annuity (TSA), 403(b) plan or 403(b) Annuity) if you are an employee of a tax-exempt organization (as defined under Code Section 501(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as your employer maintains such a plan and your rights to the Annuity are non-forfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement subject to specific limits. Individuals participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional amount. This amount is indexed for inflation. Go to www.irs.gov for the current year contribution limit and catch-up contribution limit. Further, you may roll over TDA amounts to another TDA or an IRA. You may also roll over TDA amounts to a qualified retirement plan, a SEP and a governmental 457(b) plan. An Annuity may generally only qualify as a TDA if distributions of salary deferrals (other than “grandfathered” amounts held as of December 31, 1988) may be made only on account of:

•	Your attainment of age 59½;

•	Your severance of employment;

•	Your death;

•	Your total and permanent disability; or

•	Hardship.

In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn the applicable age or retire, whichever is later. These distribution limits do not apply either to transfers or exchanges of investments under the Annuity, or to any “direct transfer” of your interest in the Annuity to another employer’s TDA plan or mutual fund “custodial account” described under Code Section 403(b)(7). Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to “qualified” retirement plans.

Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its agent. In addition, in order to comply with the regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in Good Order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

Late Rollover Self-Certification

You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal advisor regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.

Required Minimum Distributions and Payment Options

If you hold the Annuity under an IRA (or other tax-favored plan), Required Minimum Distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach the applicable age (“required beginning date”) and must be made for each year thereafter. For a  TDA or a 401(a) plan for which the participant is not a greater than 5% owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs and designated Roth accounts under employer sponsored plans are not subject to these rules during the Owner’s lifetime.

If you were born...	Your “applicable age” is …
Before July 1, 1949	70½
After June 30, 1949 and before 1951	72
After 1950 and before 1960	73
After 1959	75

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The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the Required Minimum Distribution deadline so that a timely distribution is made. Please note that there is a 25% excise tax (a 50% excise tax applied prior to the 2023 taxable year) on the amount of any Required Minimum Distribution not made in a timely manner. The excise tax on failure is further reduced from 25% to 10% if corrected in a timely manner and certain other conditions are met in accordance with SECURE 2.0.

Required Minimum Distributions are calculated based on the sum of the Account Value and the actuarial present value of any additional living and death benefits from optional riders that you have purchased under the Annuity. As a result, the Required Minimum Distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity Owner, and a reduction of payments under the living and death benefit optional riders.

You can use the Minimum Distribution option to satisfy the Required Minimum Distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. Under this option, we will distribute to you the Required Minimum Distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the Annuity as of December 31 of the prior year, but is determined without regard to other tax favored retirement plans you may own. If a trustee-to-trustee transfer or direct rollover of the full contract value is requested when there is an active Required Minimum Distribution program running, the Required Minimum Distribution will be removed and sent to the Owner prior to the remaining funds being sent to the transfer institution.

Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. In accordance with SECURE 2.0, a new optional method for calculating your  RMDs may be available if you have an IRA in an annuity payout (or partial annuity payout), and an IRA in the deferral stage. Please contact your tax advisor to determine if this calculation method is appropriate for you. In addition, if you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your non-Roth IRAs. If you inherit more than one IRA or more than one Roth IRA from the same Owner, similar rules apply. These rules may also apply to other types of tax favored retirement plans such as TDAs.

Charitable IRA Distributions

Certain qualified IRA distributions used for charitable purposes are eligible for an exclusion from gross income, up to $100,000 (indexed for inflation beginning after 2023), for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70½. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions. The amount of your qualified charitable distributions that are excluded from income for a tax year is reduced (but not below zero) by the excess of: (1) the total amount of your IRA deductions allowed for all tax years ending on or after the date you attain age 70½, over (2) the total amount of reductions for all tax years preceding the current tax year. You should consult your tax advisor about whether a one-time distribution up to $50,000 (indexed for inflation beginning after 2023) that is made from your IRA to a “split-interest entity” can be excluded from your gross income.

The IRS has currently indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Unless otherwise required in the future by the IRS, we will report the distribution as a normal IRA distribution on Form 1099-R. In those instances, individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns. However, if we receive certification that the distribution satisfies the requirements, we will report the distribution as a charitable IRA distribution  on Form 1099-R.

Required Distributions Upon Your Death for a Qualified Annuity

Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, any remaining interest must be distributed in accordance with federal income tax requirements. For Owner and Beneficiary deaths prior to 2020, please consult your tax advisor regarding the applicable post-death distribution requirements.

The information provided below applies to Owner and Beneficiary deaths after 2019. In addition, if you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, this law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, this law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).

•	Death before your required beginning date. If you die before your required beginning date, and you have a designated beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is generally determined on the date of your death. An EDB (other than a minor child) can generally stretch distributions over their life or life expectancy if payments begin by the end of the calendar year following the year of your death and continuing over the EDB’s remaining life expectancy after the EDB’s death. However, all amounts must be fully distributed by the end of the year containing the 10th anniversary of the EDB’s death. Special rules

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apply to minors and Beneficiaries that are not individuals. Additional special rules apply to surviving spouses, see “Spousal Continuation” below.

•	Death on or after your required beginning date. In general, if you die on or after your required beginning date, and you have a designated beneficiary who is not an EDB, any remaining interest in your Qualified Annuity must continue to be distributed over the longer of your remaining life expectancy and your designated beneficiary’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of your death. If your Beneficiary is an EDB (other than a minor child), distributions must continue over the longer of your remaining life expectancy and the EDB’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of the EDB’s death. Special rules apply to EDBs who are minors and Beneficiaries that are not individuals.

•	Annuity payments. If you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the post-death distribution requirements.

•	Other rules. The post-death distribution requirements do not apply if the employee or IRA owner elected annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the requirements generally do not apply to an immediate annuity contract purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.

If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.

In addition, these post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, and the designated beneficiary had elected the lifetime payout rule or was under the at-least-as rapidly rule, any remaining interest must be distributed within 10 year of the designated beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.

•	Spousal continuation. If your beneficiary is your spouse, such surviving spouse can delay the application of the post-death distribution requirements until after their death by transferring the remaining interest tax-free to their own IRA, or by electing to treat your IRA as their own IRA. However, in certain circumstances the surviving spouse may have to take “hypothetical RMDs” (i.e., catch-up amounts required in accordance with the regulations).

The post-death distribution requirements are complex in numerous respects. Treasury has issued final and proposed regulations that may impact these Required Minimum Distribution requirements. We reserve the right to make changes in order to comply with the final and proposed regulations, or any regulations published in the future. Any such changes will apply uniformly to affected Owners or Beneficiaries and will be made with such notice to affected Owners or Beneficiaries as is feasible under the circumstances. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

Unless payments are being made in the form of an annuity, a Beneficiary has the flexibility to take out more each year than mandated under the Required Minimum Distribution rules.

Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.

Until withdrawn, amounts in a Qualified Annuity continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Required Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the required beginning date. Similar rules may apply to designated Roth accounts under an employer-sponsored retirement plan. Consult your plan sponsor or tax advisor for more information on designated Roth accounts.

10% Additional Tax for Early Withdrawals from a Qualified Annuity

You may owe a 10% additional tax on the taxable part of distributions received from an IRA,  SEP, Roth IRA, TDA or qualified retirement plan. Amounts are not subject to this additional tax if:

•	the amount is paid on or after you reach age 59½ or die;

•	the amount received is attributable to your becoming disabled; or

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•	generally the amount paid or received is in the form of substantially equal periodic payments (as defined in the Code) not less frequently than annually. (Please note that substantially equal periodic payments must continue until the later of reaching age 59½ or five years. Certain modification of payments or additional contributions to the Annuity during that time period will result in retroactive application of the 10% additional tax.)

There are a number of other exceptions to this tax that may apply. In addition, distributions that satisfy certain exceptions to this tax may be repaid in certain circumstances. You should consult your tax advisor for further details.

Withholding

For 403(b) Tax Deferred annuities, we will withhold federal income tax at the rate of 20% for any eligible rollover distribution paid by us to or for a plan participant, unless such distribution is “directly” rolled over into another qualified plan, IRA (including the IRA variations described above), SEP, governmental 457(b) plan or TDA. An eligible rollover distribution is defined under the tax law as a distribution from an employer plan under 401(a), a TDA or a governmental 457(b) plan, excluding any distribution that is part of a series of substantially equal payments (at least annually) made over the life expectancy of the employee or the joint life expectancies of the employee and his designated Beneficiary, any distribution made for a specified period of 10 years or more, any distribution that is a Required Minimum Distribution and any hardship distribution. Regulations also specify certain other items which are not considered eligible rollover distributions. We will not withhold for payments made from trustee owned Annuities or for payments under a 457 plan. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

•	For any annuity payments not subject to mandatory withholding, you will have taxes withheld under the applicable default withholding rules; and

•	For all other distributions, we will withhold at a 10% rate.

If no  U.S. taxpayer identification number is provided, no election out of withholding will be allowed, and we will automatically withhold using the default withholding rules. In addition, if you are a U.S. person (which includes a resident alien), and you request a payment be delivered outside the U.S., we are required to withhold income tax.

We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes (including any estimated tax liabilities) on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes. There may be additional state income tax withholding requirements.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country

ERISA Requirements

ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.

Other relevant information required by the exemptions is contained in the contract and accompanying documentation.

Please consult with your tax advisor if you have any questions about  ERISA and these disclosure requirements.

Spousal Consent Rules for Retirement Plans – Qualified Annuities

If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.

Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a

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“qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.

Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.

IRAs,  non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required unless specifically required under the terms of the plan. Upon your death, any Death Benefit will be paid to your designated Beneficiary.

ADDITIONAL CONSIDERATIONS

Reporting and Withholding for Escheated Amounts

Revenue Rulings 2018-17 and 2020-24 provide that an amount transferred from an IRA or 401(a) qualified retirement plan to a state’s unclaimed property fund is subject to federal income tax withholding at the time of transfer. The amount transferred is also subject to federal tax reporting. Consistent with these Rulings, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund. Non-qualified annuity contracts generally are subject to the same or similar federal income tax reporting and withholding requirements as IRAs and qualified retirement plans. As a result, we may determine in the future that we have an obligation to follow similar guidelines with respect to any amounts  escheated from your Non-qualified Annuity.

Gifts and Generation-skipping Transfers

If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.

Civil Unions and Domestic Partnerships

U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract. Please consult with your tax or legal advisor before electing the Spousal Benefit for a civil union partner or domestic partner.

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Legal Proceedings

As of the date of this prospectus, neither WRNY nor the Registered Separate Account is a party to any material legal proceedings outside of the ordinary routine litigation incidental to the business. Although  WRNY and its affiliates are involved in pending and threatened legal proceedings in the normal course of its business, we do not anticipate that the outcome of any such legal proceedings will have a material adverse effect on the Separate Account, WRNY’s ability to meet its obligations under the Contracts, including the Guarantee Periods.

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Financial Statements

The statutory financial statements of WRNY and the financial statements of the Registered Separate Account are included in the Statement of Additional Information.

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Appendix A: Investment Options Available Under the Contract

Certain Investment Options may not be available through certain financial intermediaries. See the Cover Page for additional information.

Variable Options

For a list of Variable Options available under your Contract, please refer to your Variable Product Prospectus. More information about the portfolios underlying the Variable Options is available in the prospectuses for the portfolios, which may be amended from time to time. You can request a copy of the prospectuses at no cost by calling 1-800-457-8207.

Guarantee Periods

The following is a list of Guarantee Periods currently available under the Contract. We may change the features of the options listed below, offer new options, and terminate existing options. We will provide you with written notice before doing so. For more information about the Guarantee Period, see “Description of Insurance Company, Registered Separate Account, and Investment Options” in the prospectus.

Note: If amounts are withdrawn from Guarantee Period  before the end of its term, we may apply a Market Value Adjustment. This may result in a significant reduction in your Contract Value.   See “Charges and Adjustments”.

Name	Term	Minimum Guaranteed Interest Rate*
Guarantee Period	1 Year	3%[1]
Guarantee Period	3 Year	3%[1]
Guarantee Period	5 Year	3%[1]
Guarantee Period	7 Year	3%[1]
Guarantee Period	10 Year	3%[1]

*The rate shown is the last Minimum Guaranteed Interest Rate issued before the product closed to new customers. Your Minimum Guaranteed Interest Rate is the amount shown on your Contract. Please consult with your representative for availability and current rates.

1No Minimum Guaranteed Interest Rate on Guarantee Periods for AIM Lifetime Plus II.

A-1

Mailing

We have filed a Statement of Additional Information, dated May 1, 2026, with the Securities and Exchange Commission (“SEC”). It contains additional important information about the Contracts,  WRNY, and the Wilton Reassurance Life Co of New York Separate Account A, and is incorporated herein by reference, which means that it is legally a part of this prospectus. For a free copy, or to request other information about the Contracts, and to make investor inquiries, please write to us at P.O. Box 758559, Topeka, KS 66675-8559, or call us at 1-800-457-8207.

Reports and other information about WRNY and the Wilton Reassurance Life Co of New York Separate Account A are available on the Commission’s website at  www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

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EDGAR Contract Numbers:

C0000266666 AIM Lifetime Plus

C0000266667 AIM Lifetime Plus II

C0000266664 Custom Portfolio

C0000266665 Select Directions

MVA-WRNY1

Guarantee Periods Offered Under Certain Variable Annuity Contracts
STATEMENT OF ADDITIONAL INFORMATION: May 1, 2026

WILTON REASSURANCE LIFE COMPANY OF NEW YORK
(“WRNY”, “we”, “our”, the “Company”, or “us”)

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THE PROSPECTUS DATED MAY 1, 2026 CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO THE VARIABLE ANNUITIES SERVICE CENTER, P.O. BOX 758559, TOPEKA, KS 66675-8559 OR TELEPHONE 1-800-457-8207. THE GUARANTEE PERIODS ARE AVAILABLE AS AN INVESTMENT OPTION UNDER THE FOLLOWING ANNUITY CONTRACTS (THE “CONTRACTS”, “CONTRACT”, “ANNUITY” OR “ANNUITIES”) ISSUED BY WRNY THROUGH THE WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A (THE “REGISTERED SEPARATE ACCOUNT”) THAT ARE NO LONGER SOLD.

AIM Lifetime Plus Variable Annuity: C000266666
AIM Lifetime Plus II Variable Annuity: C000266667
Custom Portfolio Variable Annuity: C000266664
SelectDirections Variable Annuity: C000266665

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GENERAL INFORMATION

Wilton Reassurance Life Company of New York

Allstate Life Insurance Company of New York (‘‘ALICNY’’) was the original issuer of the Contracts. On March 29, 2021 Wilton Reassurance Company, a Minnesota-domiciled stock life company agreed to acquire all of the issued and outstanding capital stock of ALICNY pursuant to a Stock Purchase Agreement with Allstate Insurance Company, Allstate Financial Insurance Holdings Corporation, and Allstate Insurance Holdings, LLC. The transaction closed on October 1, 2021. On November 1, 2021, ALICNY merged with and into Wilton Reassurance Life Company of New York (“WRNY”).

WRNY is a stock life insurance company domiciled in the state of New York. WRNY is licensed in all fifty states, the District of Columbia and the U.S. Virgin Islands. WRNY administers life and annuity contracts, including variable life and variable annuity contracts that are registered under the Securities Act of 1933, as amended, and are issued through separate accounts that are registered as unit investment trusts under the Investment Company Act of 1940, as amended. WRNY is a direct wholly-owned subsidiary of Wilton Reassurance Company, a holding company organized under the laws of Minnesota, which in turn is a wholly-owned subsidiary of Wilton Re US Holdings, Inc., a holding company organized under the laws of Delaware. Wilton Re Ltd. is deemed the ultimate parent corporation in the Company’s holding company system.

Wilton Reassurance Life Co of New York Separate Account A

The assets supporting obligations based on allocations to the Variable Investment Sub-accounts are held in Sub-accounts of  Wilton Reassurance Life Co of New York Separate Account A (formerly Allstate Life of New York Separate Account A), also referred to as the “Registered Separate Account”. Assets held in the Registered Separate Account that are held in support of the Sub-accounts are kept separate from all our other assets and may not be chargeable with liabilities arising out of any other business we may conduct. Thus, income, gains and losses from assets allocated to the Registered Separate Account are credited to or charged against the Registered Separate Account, without regard to other income, gains or losses of WRNY or any other of our separate accounts.

SERVICE PROVIDERS

We have primary responsibility for all administration of the Contracts and the Registered Separate Account. We entered into an administrative services agreement with ALICNY. ALICNY  entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) pursuant to which PICA or an affiliate provides administrative services to the Registered Separate Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with SE2,  LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2, LLC provides certain business process outsourcing services with respect to the Contracts. SE2,  LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2025, consisted of the following:

•	Donnelley Financial Solutions, formerly an RR Donnelley company (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601;

•	Iron Mountain Information Management, LLC (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110;

•	O’Neil Digital Solutions, LLC (printing services) located at 3100 E Plano Pkwy Plano, TX, 75074-7423;

•	SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447;

•	Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618;

•	Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508;

•	Broadridge Customer Communications Central, LLC (printing and mailing anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108;

•	NTT DATA, Inc.(offshore, onshore, and nearshore) information and technology infrastructure support; application development, and application maintenance and support and staff augmentation) located at 7950 Legacy Drive, Suite 900, Plano, TX 75024

In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Registered Separate Account; and

•	preparation of Contract Owner reports.

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We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

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Correspondence you send by regular mail to our service center should be sent to  P.O. Box 758559, Topeka, KS 66675-8559. Your correspondence will be picked up at this address and then delivered to our service center. Your correspondence is not considered received by us until it is received at our service center. Where the prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our service center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our service center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

CONTRACT ADJUSTMENTS

Market Value Adjustment Formula and Examples
The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date, to the end of the Guarantee Period.

J = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a note for a maturity of length N is not available, a weighted average will be used.

In the case of AIM Lifetime Plus and AIM Lifetime Plus II, if  N is one year or less, J will be the 1-year Treasury Rate.

‘‘Treasury Rate’’ means the  U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15.

The Market Value Adjustment factor is determined from the following formula:

0.9 * (I - J) * N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred (in excess of the Free Withdrawal Amount) paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30-day period after such Guarantee Period expires.

Examples of Market Value Adjustment (Assuming the 10% Preferred Withdrawal Amount Under AIM Lifetime Plus)

Assumptions:

○	Purchase Payment: $10,000

○	Guarantee Period: 5 years

○	Treasury Rate (at the time the Guarantee Period was established): 4.50%

○	Assumed Net Annual Earnings Rate in Money Market Variable Sub-account: 4.50%

○	Full Surrender: End of Contract Year 3

○	Preferred Withdrawal Amount: 10%

○	Premium Taxes are not applicable

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Example 1 (Assume Declining Interest Rates):

Step 1: Calculate Contract Value at End of Contract Year 3:

$10,000.00 * (1.045)[3] = $11,411.66

Step 2: Calculate the Preferred Withdrawal Amount:

0.10 * $10,000.00 = $1,000.00

Step 3: Calculate the Market Value Adjustment:

I=4.50% J=4.20% 730 days N=2 365 days

Market Value Adjustment Factor: 0.9 * (I-J) * N = 0.9 * (0.045-0.042) * (2) = 0.0054

Market Value Adjustment = Market Value Adjustment Factor * Amount Subject to Market Value Adjustment: =0.0054 * ($11,411.66 - $1,000.00) = $56.22

Step 4: Calculate the Withdrawal Charge:

=0.05 * ($10,000.00 - $1,000.00 + $56.22) = $452.81

Step 5: Calculate the amount received by a Contract owner as a result of full withdrawal at the end of Contract Year 3:

$11,411.66 - $451.81 + $56.22 = $11,015.07

Example 2 (Assume Rising Interest Rates):

Step 1: Calculate Contract Value at End of Contract Year 3:

$10,000.00 * (1.045)[3] = $11,411.66

Step 2: Calculate the Preferred Withdrawal Amount:

0.10 * $10,000.00 = $1,000.00

Step 3: Calculate the Market Value Adjustment:

I=4.50% J=4.80% 730 days N=2 365 days

Market Value Adjustment Factor: 0.9 * (I-J) * N = 0.9 * (0.045-0.048) * (2) = 0.0054

Market Value Adjustment = Market Value Adjustment Factor * Amount Subject to Market Value Adjustment: =-0.0054 * ($11,411.66 - $1,000.00) = $-56.22

Step 4: Calculate the Withdrawal Charge:

=0.05 * ($10,000.00 - $1,000.00 - $56.22) = $447.19

Step 5: Calculate the amount received by a Contract owner as a result of full withdrawal at the end of Contract Year 3:

$11,411.66 - $447.19 - $56.22 = $10,908.25

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Examples of Market Value Adjustment (Assuming the 15% Preferred Withdrawal Amount Under AIM Lifetime Plus II, Custom Portfolio, and SelectDirections)

Assumptions:

○	Purchase Payment: $10,000

○	Guarantee Period: 5 years

○	Treasury Rate (at the time the Guarantee Period was established): 4.50%

○	Assumed Net Annual Earnings Rate in Money Market Variable Sub-account: 4.50%

○	Full Surrender: End of Contract Year 3 • Preferred Withdrawal Amount: 15%

○	Premium Taxes are not applicable.

Example 1 (Assume Declining Interest Rates):

Step 1: Calculate Contract Value at End of Contract Year 3:

$10,000.00 * (1.045)[3] = $11,411.66

Step 2: Calculate the Preferred Withdrawal Amount:

0.15 * $10,000.00 = $1,500.00

Step 3: Calculate the Market Value Adjustment:

I=4.50% J=4.20% 730 days N=2 365 days

Market Value Adjustment Factor: 0.9 * (I-J) * N = 0.9 * (0.045-0.042) * (2) = 0.0054

Market Value Adjustment = Market Value Adjustment Factor * Amount Subject to Market Value Adjustment: =0.0054 * ($11,411.66 - $1,500.00) = $53.52

Step 4: Calculate the Withdrawal Charge:

=0.05 * ($10,000.00 - $1,500.00 + $53.52) = $427.68

Step 5: Calculate the amount received by a Contract owner as a result of full withdrawal at the end of Contract Year 3:

$11,411.66 - $427.68 + $53.52 = $11,037.50

Example 2 (Assume Rising Interest Rates):

Step 1: Calculate Contract Value at End of Contract Year 3:

$10,000.00 * (1.045)[3] = $11,411.66

Step 2: Calculate the Preferred Withdrawal Amount:

0.15 * $10,000.00 = $1,500.00

Step 3: Calculate the Market Value Adjustment:

I=4.50% J=4.80% 730 days N=2 365 days

Market Value Adjustment Factor: 0.9 * (I-J) * N = 0.9 * (0.045-0.048) * (2) = 0.0054

Market Value Adjustment = Market Value Adjustment Factor * Amount Subject to Market Value Adjustment: =-0.0054 * ($11,411.66 - $1,500.00) = $-53.52

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Step 4: Calculate the Withdrawal Charge:

=0.05 * ($10,000.00 - $1,500.00 - $53.52) = $422.32

Step 5: Calculate the amount received by a Contract owner as a result of full withdrawal at the end of Contract Year 3:

$11,411.66 - $422.32 - $53.52 = $10,935.82

PRINCIPAL UNDERWRITER/DISTRIBUTOR - WILTON RE DISTRIBUTORS LLC

Wilton Re Distributors LLC  (“Distributors”), an affiliate of Wilton Reassurance Life Company of New York, is the distributor and principal underwriter of the Annuities, including the market value adjusted fixed account options (“the Guarantee Periods”). The Annuities are no longer offered for new sales. The Guarantee Periods are offered on a continuous basis.

Distributors’ principal business address is 4840  N. River Blvd., Cedar Rapids, Iowa 52411. Distributors is a registered broker dealer under the Securities Exchange Act of 1934 (the “Exchange Act”), as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”). Distributors is not required to sell any specific number or dollar amount of securities. The underwriting agreement provides that  WRNY will reimburse Distributors for any liability to Contract owners arising out of services rendered or Contracts issued. This information applies regardless of whether you choose to invest in the Guarantee Periods, and there is no additional plan of distribution or sales compensation with respect to the Guarantee Periods.

Distributors acts as the distributor of a number of annuity and life insurance products and funds serving as investment options under those products. Distributors enters into distribution agreements with unaffiliated broker-dealers who are registered under the Exchange Act (“firms”). Applications for the Annuities are solicited by registered representatives of the Firms.

Wilton Reassurance Life Company of New York pays commissions to broker/dealers that sell Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Wilton Reassurance Life Company of New York may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuity has been in effect.

With respect to all individual annuities issued by  Wilton Reassurance Life Company of New York, Distributors received commissions as follows: 2025: $429,524.31; 2024: $118,415.80; and 2023: $0. Distributors retained none of those commissions.

Everlake Distributors LLC (“Everlake Distributors”) was previously the distributor and principal underwriter of the Annuities prior to that role being assumed by Wilton Re Distributors LLC  as of October 1, 2024. Prior to that change, in 2024 and 2023, with respect to all individual annuities issued by Wilton Reassurance Life Company of New York, Everlake Distributors received no commissions.

For additional distribution information, please see the Variable Product Prospectus for your Contract. There is no additional plan of distribution or sales compensation with respect to the Guarantee Periods.

MISSTATEMENT OF AGE OR SEX

If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit is based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

FINANCIAL STATEMENTS

The statutory-basis financial statements of Wilton Reassurance Life Company of New York as of December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which expresses an unqualified opinion on the statutory-basis financial statements and an adverse opinion on accounting principles generally accepted in the United States of America. The financial statements and financial highlights of each of the Sub-Accounts comprising Wilton Reassurance Life Co of New York Separate Account A as of December 31, 2025, for the year (or period during the year) then ended, and for each of the years (or period during the years) ended December 31, 2025, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The principal business address of Deloitte & Touche LLP is 695 East Main Street, Stamford, CT 06901-2150.

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Wilton Reassurance Life

Company of New York

Statutory-Basis Financial Statements

As of December 31, 2025 and 2024 and for the Years Ended December 31, 2025, 2024 and 2023, and Independent Auditor’s Report

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

INDEPENDENT AUDITOR’S REPORT

To the Board of Directors of

Wilton Reassurance Life Company of New York:

Opinions

We have audited the statutory-basis financial statements of Wilton Reassurance Life Company of New York (the “Company”), which comprise the statutory-basis balance sheets as of December 31, 2025 and 2024, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2025, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the New York State Department of Financial Services. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are available to be issued.

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Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.
/s/ Deloitte & Touche LLP

Stamford, Connecticut
April 9, 2026

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WILTON REASSURANCE LIFE COMPANY OF NEW YORK

STATUTORY-BASIS BALANCE SHEETS
AS OF DECEMBER 31, 2025 AND 2024
(Amounts in thousands of US Dollars, except share amounts)
Admitted assets	2025	2024
Cash and invested assets:
Bonds	$4,851,299	$4,964,390
Preferred stock	105,676	121,794
Common stock	14,359	12,703
Mortgage Loans	236,264	334,054
Cash, cash equivalents, and short-term investments	168,086	143,461
Policy loans	29,605	29,163
Other invested assets	808,854	782,857
Receivables for securities	5,457	4,285
Total cash and invested assets	6,219,600	6,392,707
Accrued investment income	49,035	46,492
Deferred and uncollected life premiums	2,693	4,437
Reinsurance balances recoverable	11,013	6,710
Net deferred tax asset	9,421	17,630
Receivable from parent and affiliates	—	325
Other admitted assets	1,233	1,733
Separate account assets	314,678	365,211
Total admitted assets	$6,607,673	$6,835,245
Liabilities:

Policy and contract liabilities:
Life, annuity & accident and health reserves	$1,884,867	$1,982,272
Policy and contract claims	25,282	35,998
Policyholders’ funds	31,033	27,076
Total policy and contract liabilities	1,941,182	2,045,346
Other amounts payable on reinsurance	23,986	9,382
Accounts payable and general expenses due and accrued	32,390	30,133
Current federal and foreign income taxes	5,046	8,085
Remittances not allocated	13,449	17,733
Asset valuation reserve	113,752	113,974
Funds held under reinsurance	3,808,775	3,888,774
Payable to parent and affiliates	631	99
Payable for securities	5,168	70,112
Transfers from Separate Accounts due or accrued, net	(4,240)	(45,411)
Other liabilities	28,433	26,372
Separate account liabilities	314,678	365,211
Total liabilities	6,283,250	6,529,810
Capital and surplus:
Common stock, $4.95 par value: Authorized—1,100,000 shares; Issued and
outstanding—550,000 shares	2,503	2,503
Paid-in surplus	208,946	208,946
Unassigned Surplus and Special Surplus Funds	112,974	93,986
Total capital and surplus	324,423	305,435
Total liabilities and capital and surplus	$6,607,673	$6,835,245

See accompanying notes to statutory-basis financial statements.

3

 WILTON REASSURANCE LIFE COMPANY OF NEW YORK

STATUTORY-BASIS STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024, AND 2023
(Amounts in thousands of US Dollars)

	2025	2024	2023
Premiums and other revenues:
Life, annuity and health premiums	$74,259	$83,203	$61,211
Consideration for supplementary contracts with life contingencies	160	1,748	930
Net investment income	289,578	295,160	293,090
Amortization of interest maintenance reserve	(8,597)	(9,399)	(8,770)
Commissions and expense allowances on reinsurance ceded	25,472	25,801	26,872
Reserve adjustments on reinsurance ceded	(22,564)	(30,540)	(25,616)
Other revenue	116	296	1,678

Total premiums and other revenues	358,424	366,269	349,395
Benefits paid or provided:
Death benefits	36,528	57,731	53,011
Annuity benefits	47,092	64,137	34,548
Surrender benefits and withdrawals	135,577	244,419	176,902
Payments on supplementary contracts with life contingencies	1,297	2,920	2,074
Interest credited on policyholders' funds	1,960	1,235	2,339
Decrease in Life, annuity, and accident and health reserves	(97,405)	(194,482)	(140,754)
Other benefits	1,458	1,516	1,067

Total benefits paid or provided	126,507	177,476	129,187
Insurance expenses and other deductions:
Commissions and expense allowances	2,540	3,448	3,455
General insurance expenses	31,629	33,162	32,854
Insurance taxes, licenses and fees	4,871	4,327	5,832
Decrease in loading on deferred and uncollected premiums	—	—	1,955
Funds held interest ceded	167,010	170,363	159,080
Net transfer from Separate Accounts	(45,738)	(58,648)	(65,538)
Other deductions	211	952	1,657

Total insurance expenses and other deductions	160,523	153,604	139,295
Gain from operations before federal income taxes and net realized capital (losses)

gains	71,394	35,189	80,913
Federal income tax expenses	5,046	7,921	18,356

Gain from operations before net realized capital (losses) gains	66,348	27,268	62,557
Net realized capital (losses) gains	(63)	1,617	(10,980)

Net income	$66,285	$28,885	$51,577

See accompanying notes to statutory-basis financial statements.

4

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2025, 2024, AND 2023
(Amounts in thousands of US Dollars)
			Unassigned
			Surplus and	Total
	Common	Paid-In	Special Surplus	Capital and
	Stock	Surplus	Funds	Surplus
Balances at December 31, 2022	$2,503	$208,946	$77,984	$289,433
Net income	—	—	51,577	51,577
Change in unrealized capital gains (losses)	—	—	1,166	1,166
Change in net deferred income tax	—	—	7,194	7,194
Change in nonadmitted assets	—	—	(4,686)	(4,686)
Change in liability for reinsurance in unauthorized companies	—	—	(494)	(494)
Change in asset valuation reserve	—	—	(16,553)	(16,553)
Change in surplus as a result of reinsurance	—	—	(7,462)	(7,462)
Dividends to stockholder	—	—	(8,500)	(8,500)
Balances at December 31, 2023	$2,503	$208,946	$100,226	$311,675

Net income	—	—	28,885	28,885
Change in unrealized capital gains (losses)	—	—	2,379	2,379
Change in net deferred income tax	—	—	(4,068)	(4,068)
Change in nonadmitted assets	—	—	28,120	28,120
Change in liability for reinsurance in unauthorized companies	—	—	340	340
Change in asset valuation reserve	—	—	(16,681)	(16,681)
Change in surplus as a result of reinsurance	—	—	(8,215)	(8,215)
Dividends to stockholder	—	—	(37,000)	(37,000)
Balances at December 31, 2024	$2,503	$208,946	$93,986	$305,435

Net income	—	—	66,285	66,285
Change in unrealized capital gains (losses)	—	—	(6,796)	(6,796)
Change in net deferred income tax	—	—	(10,016)	(10,016)
Change in nonadmitted assets	—	—	5,799	5,799
Change in liability for reinsurance in unauthorized companies	—	—	242	242
Change in asset valuation reserve	—	—	222	222
Change in surplus as a result of reinsurance	—	—	(6,748)	(6,748)
Dividends to stockholder	—	—	(30,000)	(30,000)
Balances at December 31, 2025	$2,503	$208,946	$112,974	$324,423

See accompanying notes to statutory-basis financial statements.

5

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

STATUTORY-BASIS STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024, AND 2023
(Amounts in thousands of US Dollars)

	2025	2024	2023
Operations
Premiums collected net of reinsurance	$76,158	$86,080	$66,646
Net investment income received	273,467	284,566	285,064
Miscellaneous income	19,363	22,201	30,123
Benefits and losses paid	(241,452)	(408,408)	(296,097)
Net transfers from separate accounts	86,909	32,734	49,628
Commissions and expenses paid	(206,279)	(207,565)	(192,567)
Dividends paid to policyholders	(105)	(75)	(32)
Federal income taxes paid	(8,085)	(8,746)	(14,036)
Net cash used in operations	(24)	(199,213)	(71,271)
Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	442,447	500,445	655,219
Stocks	21,034	18,974	27,064
Mortgage loans	95,911	41,077	41,366
Other invested assets	24,876	25,554	3,616
Miscellaneous proceeds	—	50,373	28,306
Total investment proceeds	584,268	636,423	755,571
Cost of investments acquired:
Bonds	310,751	302,544	297,874
Stocks	6,133	7,458	55,345
Mortgage loans	—	—	948
Other invested assets	60,398	87,881	260,473
Miscellaneous applications	66,818	—	—
Total cost of investments acquired	444,100	397,883	614,640
Net increase in policy loans	497	680	671
Net cash provided by investment activities	139,671	237,860	140,260
Financing and miscellaneous activities
Net inflow on deposit type contracts and other insurance liabilities	2,465	1,287	12,875
Dividend to stockholder	(30,000)	(37,000)	(8,500)
Other cash provided (applied)	(87,488)	5,066	(57,051)
Net cash used in financing and miscellaneous activities	(115,023)	(30,647)	(52,676)
Net increase cash, cash equivalents and short-term investments	24,624	8,000	16,313
Cash, cash equivalents and short-term investments:
Beginning of year	143,461	135,461	119,148
End of year	$168,086	$143,461	$135,461

See accompanying notes to statutory-basis financial statements.

6

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

STATUTORY-BASIS STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024, AND 2023
(Amounts in thousands of US Dollars)

	2025	2024	2023
Cash flow information for non-cash transactions
Investment reclassifications	$17,235	$52,086	$14,988
Paid-in-kind interest	9,145	6,943	—
Contingency reserve	1,407	859	1,601
Unamortized reinsurance gain	1,276	1,462	1,738
Prepaid reinsurance	423	199	747

See accompanying notes to statutory-basis financial statements.

7

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Wilton Reassurance Life Company of New York (the Company or WRNY) is a stock life insurance company organized in 1955 under the laws of the State of New York. The Company is licensed in all 50 states, the District of Columbia and the U.S. Virgin Islands, although, historically, its marketing efforts were concentrated in the State of New York. The Company has no employees and writes no new primary insurance policies. Existing inforce product lines include traditional, interest-sensitive, and variable life insurance, voluntary accident and health insurance products, and deferred fixed, immediate fixed and variable annuities.

The Company is a wholly owned subsidiary of Wilton Reassurance Company (WRAC) which, in turn is a wholly owned subsidiary of Wilton Re U.S. Holdings, Inc., a Delaware corporation (Wilton Re U.S.). All but a de minimis portion of the economic interests and 100% of the voting interests of Wilton Re U.S. are held or controlled by Wilton Re U.S. Holdings Trust, an Ontario trust (the Wilton Re Trust). In turn, all economic interests associated with the Wilton Re Trust accrue to Wilton Re Ltd. (WRL), a non-insurance holding company registered in Nova Scotia, Canada. WRL is deemed the ultimate parent corporation in the Company’s holding company system.

The Company is party to a services agreement (the Services Agreement) with its affiliate, Wilton Re Services, Inc. (Wilton Re Services), pursuant to which Wilton Re Services provides certain accounting, actuarial and administrative services.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and decreases in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services (the Department), which differ from accounting principles generally accepted in the United States of America (GAAP). Prescribed statutory accounting practices include a variety of publications of the National Association of

8

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

Insurance Commissioners (NAIC), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law. The NAIC Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of New York.

Prescribed practices

The Department’s Insurance Regulation 172 requires the Company to record a write-in asset related to the gross premiums for reinsurance paid beyond the paid-to date of the underlying policy at the balance sheet date. These amounts would be refunded to the Company by the reinsurer in the event of policy termination.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of New York is shown below:

	2025	2024	2023
Net income (loss)
State of New York Basis	$66,285	$28,885	$51,577
State prescribed practices that increase/(decrease) NAIC SAP:
Premiums	—	—	(4,498)
Other revenues-net	423	199	747
(Increase) decrease in loading on deferred and uncollected premiums	—	—	(4,801)
Net income (loss), NAIC SAP	$66,708	$29,084	$43,025
Statutory capital and surplus

State of New York Basis	$324,423	$305,435	$311,675
State prescribed practices that increase/(decrease) NAIC SAP:
Other assets	(1,228)	(1,651)	(1,850)
Statutory capital and surplus, NAIC SAP	$323,195	$303,784	$309,825

The accounting practices prescribed or permitted by the Department differ in certain respects from GAAP. The differences are not reasonably determinable but are presumed to be material. Important accounting practices prescribed by the Department and the more significant variances from GAAP are:

Investments

Investments in bonds and preferred stock are reported at amortized cost or fair value based on their NAIC rating. For GAAP, fixed maturity investments which are classified as trading are reported at fair value, with unrealized holding gains and losses reported in operations. Fixed maturity securities classified as available-for-sale are reported at fair value with unrealized gains and losses, less applicable deferred income taxes reported in other comprehensive income (OCI). Fair value for statutory purposes, as with GAAP, is based on quoted market prices while the fair value of private placements and credit tenant loans is obtained from independent third-party dealers.

9

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

For 2024 statutory purposes, all securities that represent beneficial interests in securitized assets (e.g. mortgage backed securities (MBS) and asset backed securities (ABS)), are adjusted using the retrospective method when there is a change in estimated future cash flows. Under GAAP, these securities are required to apply the retrospective method to “high quality” investments (that is, investments rated AA or better) and the prospective method to all other investments within this category. For loan-backed or structured securities if it is determined that an other-than-temporary credit impairment has occurred, the amortized cost basis of the security is written down to the present value of estimated future cash flows discounted using the effective interest rate inherent in the security. If it is determined that a decline in fair value is other than temporary or the Company has the intent to sell, the cost basis of the security is written down to fair value. For 2025, please see Investments accounting policy section below.

For GAAP, for investments classified as trading, no other-than-temporary impairments are recognized as all securities are recorded at fair value with changes in fair value reported as unrealized gains and losses in operations. For investments classified as available-for-sale, all securities with a fair value below amortized cost are evaluated to determine whether the decline in fair value has resulted from a credit loss. If a credit loss exists, the Company measures the impairment amount as the difference between the present value of expected cash flows and the amortized cost and is limited to the amount by which amortized cost exceeds fair value. The measured impairment amount is recognized as an allowance for credit losses and is reclassified from OCI to unrealized gains and losses in operations. However, if the Company intends to sell a security for which fair value is below amortized cost or it is more likely than not that it would be required to sell that security before recovery of its amortized cost, any previously recognized allowance for credit losses is written off and the amortized cost basis is written down to the security's fair value with any incremental impairment reported in realized gains and losses in operations.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to expected maturity of the individual securities sold. That net deferral is recorded by the Company as the interest maintenance reserve (IMR) in the accompanying statutory-basis balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

10

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

Value of Business Acquired (VOBA)

The excess statutory reserve assumed over the fair value of assets transferred in connection with the acquisition of blocks of business via reinsurance transactions is expensed. For GAAP, an intangible asset referred to as VOBA is established representing the contractual right to receive future profits from the acquired insurance policies or reinsurance contracts and is amortized on a constant level basis over the expected life of the related contracts. Impairment testing is not applicable to VOBA resulting from reinsurance transactions.

Nonadmitted Assets

Certain assets designated as “nonadmitted”, principally past-due agents’ balances, deferred taxes, goodwill, other intangible assets and other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the statutory-basis balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets to the extent these assets are not impaired.

Separate Accounts

Insurance activities of the Company’s separate accounts such as underwriting and contract administration, premium collection and payment of premium taxes, claims and benefits are accounted for as transactions of the general account. Under GAAP, separate accounts that meet the requirements for separate account presentation are presented as a single line item on the balance sheet and statement of operations of the general account. Those that do not meet the separate account definition are accounted for along with similar line items of the balance sheet and statement of operations of the general account.

Universal Life and Annuity Policies

Revenues for universal life and annuity policies with mortality risk consist of the entire premium received. Benefits incurred represent the total of death benefits paid and the change in policy reserves and other withdrawal type benefits. Premiums received for annuity policies without mortality risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Life and Annuity Reserves

Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances, as would be required under GAAP.

Reinsurance

A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

11

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets, as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs, as would be required under GAAP.

Funds Held

Funds held represents amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a funds held basis, assets equal to the net statutory reserves are withheld and legally owned by the ceding company. Net investment income includes the interest income earned on these assets and funds held interest ceded includes the portion due the assuming company at rates defined by the treaty terms.

Under GAAP, the Company accounts for the embedded derivatives in funds held contracts as total return swaps. Accordingly, the value of the derivative is equal to the gain or loss on the funds held portfolio associated with each agreement. Changes in the fair value of the embedded derivatives are reflected in the statements of operations. The embedded derivatives are not recognized on a statutory basis.

Deferred Income Taxes

The recoverability of deferred tax assets is evaluated and when considered necessary, a statutory valuation allowance is established to reduce the deferred tax asset to an amount which is more likely than not to be realized. Adjusted gross deferred tax assets are admitted in an amount equal to the sum of: (a) federal income taxes paid in prior years that can be recovered through loss carry-backs for existing temporary differences not to exceed three years from the balance sheet date; (b) the lesser of: (i.) the remaining gross deferred tax assets expected to be realized in a timeframe consistent with NAIC standards; or (ii.) a percentage of surplus consistent with NAIC standards, excluding any net deferred tax assets, Electronic Data Processing (EDP), equipment and operating software; and (c) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.

Under GAAP, state taxes are included in the computation of deferred taxes. A deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable. For statutory, the change in deferred taxes is reported in surplus, while under GAAP, the change is reported in the income statement.

Initial Accounting for Closed Block Reinsurance Transactions

For statutory reporting, initial balances are recorded with offsets to the statutory-basis statements of operations, and any considerations received (paid), net of ceding commissions, are recorded as life and annuity premiums. Under GAAP, initial balances are recorded with no offset to the statements of comprehensive income.

12

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

Statements of Cash Flows

Cash, cash equivalents, and short-term investments in the statements of cash flows represent cash balances and investments with maturities at acquisition of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with maturities at acquisition of three months or less.

Other significant accounting practices are as follows:

Investments

Bonds, securities not meeting the definition of a bond, common stock, preferred stock, and short-term investments are stated at values prescribed by the NAIC, as follows:

•	A bond is any security representing a creditor relationship, whereby there is a fixed schedule for one or more future payments, and which are classified and reported in accordance with the NAIC Principles-Based Bond Definition Project as either an issuer credit obligation or an asset-backed security.

•	Issuer credit obligations (ICO) are securities in which repayment is primarily dependent on the general creditworthiness of an operating entity (e.g. corporate bonds, municipal bonds). ICO securities are stated at amortized cost using the interest (constant yield) method. Securities that are in or near default are stated at fair value. For other-than-temporary impairments, the cost basis of the bond is written down to fair value as a new cost basis and the amount of the write down is accounted for as a realized loss.

•	Asset-backed securities (ABS) are securities in which repayment is primarily supported by cash flows from assets, subject to additional tests (e.g. meaningful cash flows and substantive credit enhancement. ABS (mortgage-backed/asset-backed) securities are valued at amortized cost using the interest (constant yield) method including anticipated prepayments. Projected cash flows are obtained from public third party sources, primarily Moody’s, or if not readily available, they are obtained from asset managers. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. Prepayment speeds affect the projected cash flows and are based on the current interest rate and economic environment. The prospective adjustment method is used to value all such securities.

•	Securities that do not qualify as a bond include, securities without substantive credit enhancement, residual interest or first loss positions, and securities that otherwise have equity-like characteristics. These securities are initially recorded at cost. If there is a readily determinable fair value, then the security is held at fair value. If there is no readily determinable fair value, the security is carried at cost, less other-than-temporary impairments. A security is other-than-temporarily impaired if the security is expected to recover less than the carrying value. Prior period references to loan-backed and structured securities reflect the terminology in effect at that time, and the terminology change does not impact classification, measurement, or reported amounts. See Note 4 for additional information.

13

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

•	Common stock are valued at fair value.

•	Redeemable preferred stock that have characteristics of debt securities and are rated as medium quality or better are reported at cost. All other redeemable preferred stock are reported at the lower of cost or fair value. Perpetual preferred stock are reported at fair value, not to exceed any stated call price. There are no restrictions on preferred stock.

•	Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

•	Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

The Company has surplus debentures, which are classified as other invested assets on the statutory-basis balance sheets. Surplus debentures are similar to corporate securities, but are subordinated obligations of insurance companies and may be subject to restrictions by the insurance commissioners. Surplus debentures rated by an NAIC credit rating provider (CRP) with a designation equivalent of NAIC 1 or NAIC 2 are reported at amortized cost. All others are reported at the lower of amortized cost or fair value.

Mortgage loans on real estate are stated at their aggregate unpaid balances, excluding accrued interest.

The Company has minor ownership investments in joint ventures and limited partnerships which are classified as other invested assets on the accompanying statutory-basis balance sheets. The Company values these interests based on its proportionate share of the underlying audited GAAP equity of the investee or, if audited GAAP basis financial statements are not available for the investee, may be recorded based on the underlying audited U.S tax basis equity, in accordance with Statements of Statutory Accounting Principles (SSAP) No. 48—Joint Ventures, Partnerships and Limited Liability Companies. The investment is recorded at cost, plus subsequent capital contributions, and adjusted for the Company’s share of the investee’s audited GAAP basis earnings or losses and other equity adjustments, less distributions received. Distributions are recognized in net investment income to the extent they are not in excess of the undistributed accumulated earnings attributed to the investee. Distributions in excess of the undistributed accumulated earnings reduce the Company’s basis in the investment.

Policy loans are reported at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rates.

Realized capital gains and losses are determined using the first in first out (FIFO) method.

Changes in admitted asset carrying amounts are credited or charged directly to unassigned surplus, net of taxes.

Derivative instruments

Derivative instruments include index option contracts. When derivatives meet specific criteria, they may be designated as accounting hedges, which means they may be accounted for and reported on in a manner that is consistent with the hedged asset or liability. Derivatives that are not designated as accounting hedges are accounted for on a fair value basis, with changes in fair value recorded as unrealized capital gains or losses in unassigned surplus.

14

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

The determination of the AVR and IMR impact of realized capital gains and losses on derivatives is based on how the realized capital gains and losses of the underlying asset is reported. Derivatives are classified as other invested assets or other liabilities on the statutory-basis balance sheets. The Company’s accounting policy for the various types of derivative instruments is discussed further in Note 3 - Derivative Instruments.

Premiums and Related Costs

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk also are recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting. Premiums for all single and flexible premium life insurance and annuity products are recognized as revenue when collected. Commissions and other costs applicable to the acquisition of policies are charged to operations as incurred.

Benefits

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that are intended to provide, in the aggregate, reserves that are greater than or equal to the minimum amounts required by the Department. Where the Company employs mean reserving, the Company waives the deduction of deferred fractional premiums on the death of life and annuity policy holders. The Company returns any unearned premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

The life, annuity & accident and health reserves provide amounts adequate to discharge estimated future obligations on policies in force. Reserves for life policies are computed principally by the Net Level Reserve Method and the Commissioners’ Reserve Valuation Method using interest rates (ranging from 2.25% to 6.00%) and mortality assumptions (Commissioners’ Standard Ordinary mortality tables, 1941, 1958, 1980, 2001, and 2017) as prescribed by regulatory authorities.

The Company typically uses interpolated terminal reserves to adjust the calculated terminal reserve to the appropriate reserve. Interpolated terminal reserves are determined by interpolating between the appropriate terminal reserves and adding the fractional portion of the valuation net premium from the valuation date to the policyholder’s next premium due date. The Company may also use mean reserving if the valuation has not been transferred from the acquired company’s valuation. When this method is used, reserves are calculated by assuming premiums are collected annually. To the extent that premiums are collected more frequently, a deferred premium asset is recorded.

The Company charges extra premiums for substandard lives, either as a table rating or as a flat extra premium. For substandard table ratings, both premiums and valuation mortality rates are increased by a fixed percentage that ranges between 125% and 500% of standard mortality rates. For flat extra premiums, reserves are increased by the unearned portion of the annual flat extra premium received.

The Company establishes additional reserves when the results of the annual asset adequacy analysis indicate the need for such reserves. The Company had net asset adequacy reserves of $112,000 at December 31, 2025 and 2024. The change in these reserves, included in the accompanying statutory-basis statements of operations, was no change for 2025, an increase of $8,000, and a decrease of $33,000 for 2024, and 2023,

15

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

respectively, which was recorded in decrease in life, annuity and accident & health reserves in the accompanying statutory-basis statements of operations.

As of December 31, 2025 and 2024, reserves of $54,955 and $56,271, respectively, were recorded on in-force amounts of $2,194,744 and $2,324,561, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest has been determined by formula as described in the NAIC Annual Statement Instructions, adjusted to reflect fractional years of interest for material reinsurance transactions. The Tabular Less Actual Reserve Released calculation and the Tabular Cost have been determined by formula as described in the NAIC Annual Statement Instructions. The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balance less applicable surrender charges.

Claim Reserves

Policy and contract claims are amounts due on claims, which were incurred as of December 31, but have not yet been paid. The accrual has two components: 1) claims in process of settlement as of December 31; 2) claims not yet reported but estimable based on historical trend review of the claims reported after December 31 relating to claims incurred as of December 31.

Claims in the contestable period are reported at their full-face value.

Federal Income Taxes

Federal income taxes are charged or credited to operations based on amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted tax rates and laws, subject to certain limitations and are recorded in surplus.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

New Accounting Pronouncements

In August 2023, the NAIC adopted revisions to clarify and incorporate a new bond definition within disclosures to SSAP No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, SSAP No. 21 – Other Admitted Assets and SSAP No. 2 – Cash, Cash Equivalents, Drafts, and Short-Term Investments, effective January 1, 2025. The revisions were issued in connection with its principles-based bond definition project. The revisions to SSAP No. 26 reflect the principles-based bond definition, and SSAP No. 43 provides accounting and reporting guidance for investments that qualify as asset-backed securities under the new bond definition. Upon effective date, investments that do not qualify under the revised SSAP No. 26 or SSAP No. 43 will not be permitted to be reported as bonds on Schedule D, Part 1 thereafter as there will be no grandfathering for existing investments that do not qualify under the revised SSAPs. The amendments to SSAP No. 21 that pertain to the accounting for residual tranches or interests/loss positions are applicable to the Company.

16

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

The revisions to SSAP No. 2 clarified that the definitions of both cash equivalents and short-term investments do not include asset-backed securities captured in the scope of SSAP No. 43, debt securities that do not qualify as bonds which are in the scope of SSAP No. 21, derivative instruments in the scope of SSAP No. 86 – Derivatives or SSAP No. 108 – Derivatives Hedging Variable Annuity Guarantees and working capital finance investments in the scope of SSAP No. 105 – Working Capital Finance Investments.

The Company prospectively adopted the revisions to SSAP No. 26, SSAP No. 43, SSAP No. 21 and SSAP No. 2 effective January 1, 2025, which had no material impact to the financial statements of the Company. As the NAIC revised its bond reporting categories, the 2025 disclosures are not directly comparable to the 2024 disclosures.

Effective August 13, 2023 and applicable until December 31, 2025, the NAIC adopted Interpretation 23-01 Net Negative (Disallowed) Interest Maintenance Reserve (INT 23-01), a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with a ratio of total adjusted capital to authorized control level risk-based capital greater than 300% to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. The provisions within this interpretation are permitted until December 31, 2025, and will be automatically nullified on January 1, 2026. In 2025, the NAIC further extended the effective period through December 31, 2026, while also clarifying elements of the guidance and establishing an additional current period admittance limit for negative IMR. The Company has elected not to admit any portion of the negative IMR as it would be substantially offset by an increase in asset adequacy reserves as it is not an interest-bearing asset. As of December 31, 2025 and December 31, 2024, respectively, the Company did not report any portion of its negative IMR balance as an admitted asset.

In March 2025, the NAIC revised SSAP No. 1 – Accounting Policies, Risks & Uncertainties, and Other Disclosures to promote consistent reporting of restricted assets, including those held under modified coinsurance and funds withheld reinsurance agreements. This guidance is applicable for the year ending December 31, 2025 and the new disclosures are included in Note 2 - Investments.

17

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

2. INVESTMENTS

Fair Values

The carrying value, fair value and related unrealized gains and losses of the Company’s investments in bonds are summarized as follows:

		Gross Unrealized
	Carrying			Fair

At December 31, 2025	Value	Gains	Losses	Value
Issuer Credit Obligations
U.S. government obligations (exempt from RBC)	$259,079	$305	$(102,173)	$157,211
Other U.S. government obligations (not exempt from RBC)	247,855	1,134	(27,363)	221,626
Non-US sovereign jurisdiction	1,375	—	(212)	1,163
Municipal bonds – general obligations (direct & guaranteed)	41,091	6,009	(1,305)	45,795
Municipal bonds – special revenue	94,528	2,050	(14,228)	82,350
Project finance bonds issued by operating entities	13,137	124	(911)	12,350
Corporate bonds	3,271,436	36,276	(402,415)	2,905,297
Single entity backed obligations	41,806	417	(2,310)	39,913
Bonds issued by funds representing operating entities	9,500	233	(23)	9,710
Bank loans - acquired	2,620	—	(28)	2,592
Other issuer credit obligations	453	1	(4)	450
Total Issuer Credit Obligations	3,982,880	46,549	(550,972)	3,478,457
Asset-Backed Securities
Agency RMBS - guaranteed (exempt from RBC)	26,528	305	(4,865)	21,968
Agency CMBS - guaranteed (exempt from RBC)	3,528	34	(464)	3,098
Agency RMBS - not/partially guaranteed (not exempt from	280,112	2,778	(42,715)	240,175
Agency CMBS - not/partially guaranteed (not exempt from	81,899	—	(13,654)	68,245
Non-Agency RMBS	77,278	521	(8,213)	69,586
Non-Agency CMBS	45,042	50	(2,883)	42,209
Non-Agency CLOs/CBOs/CDOs	163,922	2,831	(13,077)	153,676
Other financial ABS	11,987	573	(85)	12,475
Equity backed securities	35,800	—	(1,611)	34,189
Lease backed securities - full analysis	25,822	259	(179)	25,902
Lease backed transactions - practical expedient	32,857	61	(2,551)	30,367
Other non-financial ABS - full analysis	6,067	54	—	6,121
Other non-financial ABS - practical expedient	77,577	296	(2,711)	75,162
Total Asset-Backed Securities	868,419	7,762	(93,008)	783,173
Total Bonds	$4,851,299	$54,311	$(643,980)	$4,261,630

18

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

		Gross Unrealized
	Carrying			Fair

At December 31, 2024	Value	Gains	Losses	Value
U.S. government and agencies	$498,331	$1,312	$(133,630)	$366,013
State and political subdivisions	172,793	7,229	(19,265)	160,757
Foreign sovereign	4,677	100	(283)	4,494
Corporate securities	3,392,983	20,202	(479,778)	2,933,407
Residential mortgage-backed securities	317,623	245	(63,123)	254,745
Commercial mortgage-backed securities	130,527	55	(20,011)	110,571
Asset backed securities	243,215	1,307	(16,027)	228,495
Collateralized debt obligations	204,241	2,089	(15,419)	190,911
Total Bonds	$4,964,390	$32,539	$(747,536)	$4,249,393

Unrealized Losses

The following tables show gross unrealized losses and fair values of bonds and preferred stock, aggregated by investment category and length of time that individual securities have been in continuous unrealized loss position:

19

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

	Less Than 12 Months		12 Months or More		Total

		Gross		Gross		Gross
		Unrealized		Unrealized	Unrealized
At December 31, 2025	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Issuer Credit Obligations
U.S. government obligations (exempt from
RBC)	$—	$—	$147,832	$(102,173)	$147,832	$(102,173)
Other U.S. government obligations (not
exempt from RBC)	3,962	(87)	199,084	(27,276)	203,046	(27,363)
Non-US sovereign jurisdiction	—	—	1,163	(212)	1,163	(212)
Municipal bonds – general obligations
(direct & guaranteed)	30	(1)	6,643	(1,304)	6,673	(1,305)
Municipal bonds – special revenue	1,663	(7)	55,656	(14,221)	57,319	(14,228)
Project finance bonds issued by operating
entities	1,000	(5)	8,318	(906)	9,318	(911)
Corporate bonds	116,889	(2,378)	2,007,685	(400,037)	2,124,574	(402,415)
Single entity backed obligations	3,824	(28)	27,009	(2,282)	30,833	(2,310)
Bonds issued by funds representing
operating entities	3,177	(23)	—	—	3,177	(23)
Bank loans - acquired	—	—	2,592	(28)	2,592	(28)
Other issuer credit obligations	221	(2)	111	(2)	332	(4)

Total Issuer Credit Obligations	130,766	(2,531)	2,456,093	(548,441)	2,586,859	(550,972)
Asset-Backed Securities

Agency RMBS - guaranteed (exempt from
RBC)	3,675	(6)	13,386	(4,859)	17,061	(4,865)
Agency CMBS - guaranteed (exempt from
RBC)	—	—	2,127	(464)	2,127	(464)
Agency RMBS - not/partially guaranteed
(not exempt from RBC)	10,313	(581)	130,303	(42,134)	140,616	(42,715)
Agency CMBS - not/partially guaranteed
(not exempt from RBC)	—	—	68,245	(13,654)	68,245	(13,654)
Non-Agency RMBS	2,288	(57)	34,413	(8,156)	36,701	(8,213)
Non-Agency CMBS	1,673	(12)	32,068	(2,871)	33,741	(2,883)
Non-Agency CLOs/CBOs/CDOs	9,823	(189)	85,595	(12,888)	95,418	(13,077)
Other financial ABS	8	—	2,237	(85)	2,245	(85)
Equity backed securities	32,746	(1,542)	1,442	(69)	34,188	(1,611)
Lease backed securities - full analysis	—	—	7,487	(179)	7,487	(179)
Lease backed transactions - practical	1,688	(5)	24,287	(2,546)	25,975	(2,551)
expedient
Other non-financial ABS - practical
expedient	4,456	(30)	53,489	(2,681)	57,945	(2,711)

Total Asset-Backed Securities	66,670	(2,422)	455,079	(90,586)	521,749	(93,008)

Total bonds	197,436	(4,953)	2,911,172	(639,027)	3,108,608	(643,980)

Preferred stock	2,515	(34)	48,847	(11,790)	51,362	(11,824)

Total	$199,951	$(4,987)	$2,960,019	$(650,817)	$3,159,970	$(655,804)

20

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

	Less Than 12 Months		12 Months or More		Total

		Gross		Gross		Gross
		Unrealized		Unrealized	Unrealized
At December 31, 2024	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
U.S. government and agencies	$5,451	$(67)	$337,841	$(133,563)	$343,292	$(133,630)
State and political subdivisions	11,419	(516)	63,326	(18,749)	74,745	(19,265)
Foreign sovereign	—	—	3,789	(283)	3,789	(283)
Corporate securities	334,144	(14,125)	2,090,209	(465,653)	2,424,353	(479,778)
Residential mortgage-backed securities	81,599	(2,395)	162,002	(60,728)	243,601	(63,123)
Commercial mortgage-backed securities	4,078	(152)	103,242	(19,859)	107,320	(20,011)
Asset backed securities	52,141	(2,691)	138,658	(13,336)	190,799	(16,027)
Collateralized debt obligations	17,087	(1,680)	99,164	(13,739)	116,251	(15,419)
Total bonds	505,919	(21,626)	2,998,231	(725,910)	3,504,150	(747,536)
Preferred stock	10,054	(336)	63,592	(11,956)	73,646	(12,292)
Total	$515,973	$(21,962)	$3,061,823	$(737,866)	$3,577,796	$(759,828)

Management regularly reviews (at least quarterly) the value of the Company’s investments. If the value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline in value. To make this determination for each security, the following is considered:

•	The length of time and extent to which the fair value has been below its cost;

•	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential;

•	Management’s intent and ability to hold the security long enough for it to recover its value;

•	Valuation guidelines expressed in the applicable Statements of Statutory Accounting Principles;

•	Any downgrades of the security by a rating agency; and

•	Any reduction or elimination of dividends, or nonpayment of scheduled interest payments.

Based on that analysis, management makes a judgment as to whether the loss is other-than-temporary. If the loss is other-than-temporary, an impairment charge is recorded within net realized capital gains (losses) in the statutory-basis statements of operations in the period the determination is made.

The Company recognized other-than-temporary impairments for the years ended December 31 as follows:

	2025		2024		2023
Bonds		$—		$207	$1,109
Preferred stock		—		—	5,425
Total		$—		$207	$6,534

21

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

Schedule of Maturities

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2025, by contractual maturity, is as follows:

	Carrying	Fair
	Value	Value
Due in one year or less	$93,430	$93,088
Due after one year through five years	457,357	452,635
Due after five years through ten years	564,033	534,486
Due after ten years through twenty years	824,601	740,085
Due after twenty years	2,047,061	1,662,854
Residential Mortgage-Backed Securities	342,181	291,005
Commercial Mortgage-Backed Securities	125,242	108,955
Asset-backed securities	233,473	224,846
Collateralized debt obligations	163,921	153,676
Total	$4,851,299	$4,261,630

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Mortgage Loans on Real Estate

The Company’s commercial mortgage loan (CML) portfolio is collateralized by a variety of commercial real estate property types located across the United States. The following table shows the geographic distribution of the commercial real estate exceeding 5% of the CML portfolio as of December 31:

Percentage of Loan Portfolio Carrying Value	2025	2024
New York	22.2%	15.7%
Oregon	13.0	9.5
Utah	12.9	9.5
New Jersey	11.6	19.2
Washington	8.7	6.4
Texas	7.9	5.9
Tennessee	6.2	4.5
California	4.4	16.8

The types of properties collateralizing the CMLs as of December 31, 2025 and 2024, are as follows:

Percentage of Loan Portfolio Carrying Value	2025	2024
Office buildings	32.4%	30.7%
Retail	25.9	26.2
Other	25.1	17.9
Multi-family	10.2	10.2
Industrial	5.7	14.5
Lodging	0.7	0.5
Total	100.0%	100.0%

22

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

The maximum percentage of any one loan to the value of security at December 31, 2025 and December 31, 2024, exclusive of insured, guaranteed, or purchase money mortgages, was 62.5% and 72.7%, respectively.

The contractual maturities of the CML portfolio as of December 31, 2025, are as follows:

	Carrying
	Value	Percent
2026	$99,203	42.0%
2027	7,123	3.0
2028	3,574	1.5
2029	7,836	3.3
2030	17,490	7.4
Thereafter	101,038	42.8
Total	$236,264	100.0%

No new commercial mortgage loans were originated in 2025 or 2024. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over maximum loan which would be permitted by law on the land without the buildings. The Company’s recorded investment in mortgage loans totaled $236,264 and $334,054 as of December 31, 2025 and 2024, respectively, and consisted entirely of loans classified as “mortgage loans on real estate”. No interest rates were reduced on outstanding mortgage loans during 2025, 2024, and 2023. During 2025, 2024, and 2023, the Company incurred no impairments on mortgage loans.

The Company’s CML portfolio has been classified based on NAIC commercial mortgage loan ratings which are calculated based on loan-to-value and debt service coverage. The rating system classifies loans into the following categories: CM1 through CM7 with those rated CM1 having the highest ratings. Commercial mortgage loans rated CM1 though CM5 are performing. Commercial mortgage loans rated CM6 and CM7 are not performing. Classification of the Company’s mortgage loan portfolio as of December 31, 2025, is shown in the table below:

	Carrying
	Value	Percent
CM1 - Very Good	$211,605	89.6%
CM2 - Good	24,659	10.4
CM3 - Acceptable	—	—
CM4 - Potential weakness	—	—
CM5 - Severe weakness	—	—
CM6 - 90+ days delinquent	—	—
CM7 - In process of foreclosure	—	—
Total mortgage loans on real estate	$236,264	100.0%

Separately from the above designations, at least annually, the Company’s management evaluates various metrics of each loan, including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location. The portfolio is reviewed for other-than-temporary impairments quarterly.

At December 31, 2025 and 2024, the Company’s mortgage loan balances were classified as current.

23

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

Restricted Assets

Restricted assets (including pledged) consisted of bonds, cash and cash equivalents, which are recorded within Bonds and Cash, cash equivalents, and short-term investments, respectively, on the statutory-basis Balance Sheets. Restricted assets consisted of the following as of December 31:

			2025

				Gross
	Total			(Admitted &
	Admitted		Total Current	Nonadmitted)	Admitted
	from Prior	Increase/	Year Admitted	Restricted to	Restricted to
Restricted Asset Category	Year	(Decrease)	Restricted	Total Assets	Total Assets

FHLB capital stock	$985	$309	$1,294	— %	— %
On deposit with states	9,933	1	9,934	0.2	0.2
Pledged collateral to FHLB
(including assets backing funding agreements)	—	2,580	2,580	—	—
Assets held under Modco reinsurance agreements	2,996	(111)	2,885	—	—
Assets held under funds withheld reinsurance	3,888,774	(79,999)	3,808,775	60.5	60.5
Total restricted assets	$3,902,688	$(77,220)	$3,825,468	60.7%	60.7%

			2024

				Gross
	Total			(Admitted &
	Admitted		Total Current	Nonadmitted)	Admitted
	from Prior	Increase/	Year Admitted	Restricted to	Restricted to
Restricted Asset Category	Year	(Decrease)	Restricted	Total Assets	Total Assets

FHLB capital stock	$—	$985	$985	— %	— %
On deposit with states	9,122	811	9,933	0.2	0.2
Pledged collateral to FHLB
(including assets backing funding agreements)	—	—	—	—	—
Assets held under Modco reinsurance agreements	3,077	(81)	2,996	—	—
Assets held under funds withheld reinsurance	3,928,229	(39,455)	3,888,774	60.1	60.1
Total restricted assets	$3,940,428	$(37,740)	$3,902,688	60.3%	60.3%

Assets held under Modco/funds withheld reinsurance agreements reflected as assets within the Company's financial statements consisted of the following as of December 31:

24

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

			2025

				% of BACV to	% of BACV to
			BACV FWH	Total Assets	Total
	BACV		Including	(Admitted &	Admitted
	Modco	BACV FWH	Modco	Nonadmitted)	Assets
Assets:

Cash, cash equivalents and short-term
investments	$331	$48,931	$49,262	0.8%	0.8%
Bonds - Issuer credit obligations	982	2,551,884	2,552,866	40.3	40.6
Bonds - asset-backed securities	651	445,127	445,778	7.0	7.1
Preferred stock	109	46,173	46,282	0.7	0.7
Common stock	49	82	131	—	—
Mortgage loans	65	144,698	144,763	2.3	2.3
Other invested assets	699	571,881	572,580	9.0	9.1
Total assets, general account	$2,885	$3,808,775	$3,811,660	60.1%	60.6%

The total amount of related party Modco and funds withheld restricted assets as of December 31, 2025 was $3,811,660.

Collateral Loans

The carrying value of aggregate collateral loans, by qualifying investment collateral type, is summarized as follows:

		2025

	Aggregate
Collateral Type	Collateral Loan	Admitted	Nonadmitted
Joint Ventures, Partnerships, LLC	$11,482	$11,482	$—
		2024

	Aggregate
Collateral Type	Collateral Loan	Admitted	Nonadmitted
Joint Ventures, Partnerships, LLC	$22,111	$22,111	$—

25

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

Net Investment Income

Major categories of the Company’s net investment income are summarized as follows:

	Year Ended December 31

	2025	2024	2023
Investment income:
Bonds	$220,087	$217,885	$238,106
Preferred stock	6,952	7,710	6,841
Common stock	1,259	1,601	1,527
Commercial mortgage loans	10,975	14,831	14,109
Policy loans	2,144	2,095	1,500
Other invested assets	55,621	53,164	33,010
Derivatives	—	2,048	303
Cash, cash equivalents and short-term investments	5,973	3,648	5,834
Total investment income	303,011	302,982	301,230
Investment expenses	13,433	7,822	8,140
Net investment income	$289,578	$295,160	$293,090

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due. All due and accrued investment income deemed uncollectible is written off in the period it is determined to be uncollectible.

The following table shows the gross, nonadmitted and admitted amounts for interest income due and accrued.

	Year ended December 31
	2025	2024
Gross	$49,035	$46,653
Nonadmitted	—	161

Admitted	$49,035	$46,492

Interest included in due and accrued investment income that has been deferred past the originally scheduled payment date without being past due under the agreement terms at December 31, 2025 and 2024, was $1,532 and $1,148, respectively.

The cumulative amount of paid-in-kind interest included in the bonds balance as of December 31, 2025 and 2024, was $23,936 and $15,978, respectively.

26

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

Net Realized Gains and Losses

Net realized capital gains and losses from investment securities including calls consisted of the following:

	Year Ended December 31

	2025	2024	2023
Bonds:
Gross realized capital gains	$5,717	$27,953	$18,637
Gross realized capital losses	(6,507)	(8,223)	(37,288)
Total bonds	(790)	19,730	(18,651)
Preferred stock
Gross realized capital gains	57	136	59
Gross realized capital losses	(654)	(793)	(6,638)
Total preferred stock	(597)	(657)	(6,579)
Common stock
Gross realized capital gains	29	183	7
Gross realized capital losses	(182)	191	(361)
Total common stock	(153)	374	(354)
Commercial mortgage loans
Gross realized capital gains	45	(9)	360
Gross realized capital losses	(48)	(51)	—
Total commercial mortgage loans	(3)	(60)	360
Other invested assets
Gross realized capital gains	—	(28)	204
Gross realized capital losses	(6)	(22)	(19)
Total other invested assets	(6)	(50)	185
Derivatives
Gross realized capital gains	4,417	—	—
Gross realized capital losses	(4,264)	—	—
Total derivatives	153	—	—
Cash, cash equivalents and short-term investments
Gross realized capital gains	—	12	—
Gross realized capital losses	(5)	—	—
Total cash, cash equivalents and short-term investments	(5)	12	—
Realized capital gains (losses) before
federal income taxes and transfer for IMR	(1,401)	19,349	(25,039)
Amount transferred to IMR	1,338	(17,567)	14,059
Federal income tax expense	—	(165)	—
Net realized capital gains (losses)	$(63)	$1,617	$(10,980)

27

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

Proceeds from sales of bonds were $257,307, $386,393, and $509,200 in 2025, 2024, and 2023, respectively. Gross gains of $5,718, $6,654, and $18,637 and gross losses of $6,507, $8,016, and $27,992 were realized on sales of bonds in 2025, 2024, and 2023, respectively.

Credit Risk Concentration

The Company had investments in nine and thirteen corporate entities that exceeded 10% of capital and surplus at December 31, 2025 and 2024, respectively. The total book adjusted carrying value of these investments was $467,833 and $584,366 at December 31, 2025 and 2024, respectively.

See footnote 5 for reinsurance recoverables risk concentration.

3. DERIVATIVE INSTRUMENTS

Derivative instruments utilized by the Company during 2025 and 2024 included index option contracts. Derivatives are used for risk management purposes and are intended to mitigate potential adverse impacts from changes in risk-free interest rates and equity market valuations affecting certain assets and liabilities. All derivative instruments are evaluated at least quarterly for ongoing effectiveness as either accounting hedges or non-accounting hedge instruments. The Company does not use derivatives for speculative purposes.

The following tables summarize the notional amount, fair value and statement value of the Company’s derivative instruments, including those with off-balance-sheet risk as of December 31:

			2025

	Notional Amount		Fair Value		Carrying Value

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Options	$87,300	$93,590	$12,594 $	7,659	$12,594	$7,659
			2024

	Notional Amount		Fair Value		Carrying Value

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Options	$82,830	$88,065	$10,585 $	6,562	$10,585	$6,562

The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential gain or loss on these agreements.

Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company has established risk control limits. In addition, changes in fair value of the derivative instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities, or forecasted transactions.

Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes

28

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

worthless. This exposure is measured by the statement value of over-the-counter derivative contracts with a positive statement value at the reporting date.

The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

Options

Index option contracts provide returns at specified or optional dates based on a specified equity index applied to the option’s notional amount. When the Company purchases and writes (sells) option contracts at specific prices, a premium is calculated for the right, but not the obligation, to buy/sell the value of an underlying index at a stated price on or before the expiration date of the option. The amount of premium calculated is based on the number of contracts purchased/sold, the specified price and the maturity date of the contract. Premiums are paid or received in cash at either the inception of the purchase/sale of the contract or throughout the life of the contract depending on the agreement with the counterparties and brokers. If the option is exercised, the Company receives/pays cash equal to the product of the number of contracts and the specified price in the contract (strike price). Purchased and written put and call index option contracts are cash settled upon exercise. If the options are not exercised, then no additional cash is exchanged when the contract expires. Premiums incurred when purchasing option contracts are reported as a derivative asset and premiums received when writing option contracts are reported as a derivative liability.

The Company purchases and writes option contracts to hedge the equity exposure contained in equity indexed life product contracts that offer equity returns to contractholders. The associated acquisition costs are presented within investment activities within the statutory-basis statements of cash flows. The purchased and written option contracts are accounted for as non-accounting hedges.

The change in the fair value of purchased/written option contracts is reported through changes in capital and surplus, with an adjustment to derivative assets/liabilities. The realized gain or loss on the cash settled exercise of a purchased/written index option contract is reported in net investment income. If the purchased/written option contract expires without being exercised, the premiums paid/received are reported in net investment income and the corresponding asset/liability previously recorded is reversed. The Company entered into option contracts which required the payment/receipt of premiums at either the inception of the contract or throughout the life of the contract, depending on the agreement with counterparties and brokers. Proceeds associated with the sale of purchased/written option contracts are presented within investment activities within the statutory-basis statements of cash flows.

In general, the collateral pledged by the Company is in the custody of a counterparty or an exchange. However, the Company has access to this collateral at any time, subject to replacement. For certain exchange traded derivatives, margin deposits are required as well as daily cash settlements of margin accounts. As of December 31, 2025 and 2024, the Company did not pledge any securities in the form of margin deposits.

The Company pledges or obtains collateral for over-the-counter derivative transactions when certain predetermined exposure limits are exceeded. As of December 31, 2025 and 2024, counterparties didn’t pledge any cash collateral to the Company, and the Company didn’t pledge any cash to counterparties.

29

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

4. FAIR VALUES

The Company determines the fair value of its financial instruments based on the fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The valuation methodologies used to determine the fair values of financial assets and liabilities reflect market-participant assumptions and prioritize observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines certain fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins.

The Company has categorized its financial assets and liabilities based on the priority of the inputs to the valuation technique, into a three-level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Fair value of financial assets and liabilities are categorized as follows:

Level 1     Unadjusted quoted prices for identical assets or liabilities in an active market. The types of financial investments included in Level 1 are listed equities, money market funds, U.S. Treasury Securities, and non-interest-bearing cash.

Level 2     Pricing inputs other than quoted prices in active markets which are either directly or indirectly observable as of the reporting date, and fair value determined through the use of models or other valuation methods. Such inputs may include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active, and observable yields and spreads in the market. Level 2 valuations may be obtained from independent sources for identical or comparable assets or through the use of valuation methodologies using observable market-corroborated inputs. Prices from third party pricing services are validated through analytical reviews. Financial instruments in this category include publicly traded issues such as U.S. and foreign corporate securities, and residential and commercial mortgage-backed securities, among others.

Level 3     Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability. Market standard techniques for determining the estimated fair value of certain securities that trade infrequently may rely on inputs that are not observable in the market or cannot be derived from or corroborated by market observable data. Prices are determined using valuation methodologies such as discounted cash flow models and other techniques. Management believes these inputs are consistent with what other market participants would use when pricing similar assets.

30

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

The Company has a limited number of assets and liabilities that are measured and reported at fair value in the statutory-basis balance sheets.

The Company owns a limited number of corporate bonds, preferred stock, and hybrid securities that are in or near default and, as such, are rated 6 by the NAIC. These securities are required to be reported at the lower of fair value or amortized cost. The fair values of these publicly-traded securities are based on quoted market prices from widely used pricing sources such as ICE Data Services\Interactive Data Corp (IDC) or Refinitiv (formerly known as Reuters\EJV), and also may be obtained from independent third-party dealers. These securities would fall within Level 2 of the fair value hierarchy.

The following tables present the carrying values and fair values of the Company’s financial instruments, excluding investments carried on equity method basis, at December 31:

			2025

	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
Financial assets:
Bonds - ICO	$3,982,880	$3,478,457	$156,977	$2,878,130	$443,350
Bonds - ABS	$868,419	$783,173	$—	$721,511	$61,662
Preferred stock	105,676	105,374	—	72,057	33,317
Common stock	14,359	14,359	—	1,294	13,065
Cash, cash equivalents and
short term investments	168,086	169,377	99,929	68,987	461
Commercial mortgage loans	236,264	219,921	—	—	219,921
Policy loans	29,605	29,750	—	—	29,750
Derivatives	12,594	12,594	—	12,594	—
Other invested assets[1]	167,987	167,277	—	93,329	73,948
Separate account assets	314,678	314,678	261,315	51,175	2,188
Financial liabilities:
Separate account liabilities	314,678	314,678	261,315	51,175	2,188
Deposit-type contracts	30,883	24,529	—	—	24,529
Derivatives	7,659	7,659	—	7,659	—

31

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

			2024

	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
Financial assets:
Bonds	$ 4,964,390	$4,249,393	$157,156	$3,666,190	$426,047
Preferred stock	121,794	121,272	—	88,476	32,796
Common stock	12,703	12,703	43	985	11,675
Cash, cash equivalents and
short term investments	143,461	146,685	146,685	—	—
Commercial mortgage loans	334,054	307,449	—	—	307,449
Policy loans	29,163	29,254	—	—	29,254
Derivatives	10,585	10,585	—	10,585	—
Other invested assets[1]	164,709	156,252	—	90,245	66,007
Separate account assets	365,211	365,211	259,732	103,397	2,082
Financial liabilities:
Separate account liabilities	365,211	365,211	259,732	103,397	2,082
Deposit-type contracts	26,926	18,507	—	—	18,507
Derivatives	6,562	6,562	—	6,562	—

1. Components of other invested assets not measured at fair value on a recurring basis are limited partnerships which are measured based on the equity method of accounting as outlined in Footnote 1. As of December 31, 2025 and 2024, limited partnerships of $628,273 and $607,563, respectively, are included as part of other invested assets on the face of the Balance Sheet.

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying statutory-basis financial statements and notes thereto:

Cash, Cash Equivalents, and Short-Term Investments

The carrying amounts reported in the accompanying statutory-basis balance sheets for these financial instruments approximate their fair values due to the short-term maturities of these instruments.

Derivatives

Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical or similar instruments in markets that are active.

Investment Securities

Fair values for investment securities are based on market prices, or in the absence of published unit prices, or when amortized cost is used as the unit price, quoted market prices by other third-party organizations, where available. In some cases, such as private placements and certain mortgage-backed and asset backed securities, fair values are based on discounted expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Certain investments are measured utilizing net asset value (NAV) as a practical expedient to determine fair value. Common stock measured and reported at NAV are generally not redeemable with the issuing corporation and cannot be sold without approval of the managing members. Certain preferred stock,

32

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

which do not have readily determinable fair values, and are investments in investment companies are measured utilizing NAV as a practical expedient.

Commercial Mortgage Loans

Fair values were determined by discounting expected cash flows based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics were aggregated in the calculations.

Other Invested Assets

Other invested assets are comprised of surplus debentures, residual equity tranches of certain LLC investments, and collateral loans. Surplus debentures are similar to corporate securities. The fair values of surplus debentures are primarily based on prices obtained from independent pricing services or may be obtained from independent third-party dealers in the absence of quoted market prices. Collateral loans are valued at the lesser of par or recovery value. Collateral loans may also have an equity component as part of the funding vehicle structure. For the residual equity tranches, expected cash flows to the equity component are valued using a net present value calculation. The discount rates are internal rates of return that are calibrated to reflect market conditions and company-specific risks.

Separate Accounts

The fair value of the assets of the Separate Accounts in Level 1 are based on actively traded mutual funds that have daily quoted net asset values that are readily determinable for identical assets the Company can access.

Modified guaranteed annuity (MGA) products, in Level 2, may be supported by corporate bonds, including those that are privately placed, residential mortgage backed securities (RMBS), ABS and cash equivalents. The primary inputs to the valuation for public corporate bonds and cash equivalents include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, and credit spreads. Privately placed corporate bonds are valued using a discounted cash flow model that uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer. The primary inputs to the valuation for RMBS and ABS include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance, and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

The majority of these assets are corporate and mortgage-backed securities included in Level 2 of the fair value hierarchy.

Policy Loans

Policy loans typically carry an interest rate that is tied to the crediting rate applied to the related policy, and contract reserves, which approximates fair value.

33

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

Deposit-Type Liabilities

Fair values for the Company’s deposit-type liabilities are estimated using discounted cash flow calculations using interest rates equal to the risk-free rate plus a credit spread based on the Company’s credit rating.

The assets and liabilities held and reported at fair value at December 31, 2025, comprise the following:

	Level 1	Level 2	Level 3	Total
Assets at fair value
Preferred stock	$—	$68,724	$33,317	$102,041
Common stock	—	1,293	13,066	14,359
Derivative assets	—	12,594	—	12,594
Separate account assets	261,315	51,175	2,188	314,678
Total assets at fair value	$261,315	$133,786	$48,571	$443,672
Liabilities at fair value

Derivative liabilities	$—	$7,659	$—	$7,659
Separate account liabilities	261,315	51,175	2,188	314,678
Total liabilities at fair value	$261,315	$58,834	$2,188	$322,337

The assets and liabilities held and reported at fair value at December 31, 2024, comprise the following:

	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds	$—	$55	$—	$55
Preferred stock	—	83,973	32,796	116,769
Common stock	43	985	11,675	12,703
Derivative assets	—	10,585	—	10,585
Separate account assets	259,732	103,397	2,082	365,211
Total assets at fair value	$259,775	$198,995	$46,553	$505,323
Liabilities at fair value

Derivative liabilities	$—	$6,562	$—	$6,562
Separate account liabilities	259,732	103,397	2,082	365,211
Total liabilities at fair value	$259,732	$109,959	$2,082	$371,773

The Company obtains Level 3 fair value measurements from independent, third-party pricing sources. The Company does not develop the significant inputs used to measure the fair value of these assets, and the information regarding the significant inputs is not readily available to us. Independent broker-quoted fair values are nonbinding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants. The fair value of a broker-quoted asset is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as the Company does not adjust broker quotes when used as the fair value measurement for an asset or liability.

34

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

The following tables present the roll forward of Level 3 assets and liabilities measured and reported at fair value:

			Separate
			accounts	Total assets
	Common	Preferred	assets and	and
	stock	stock	liabilities	liabilities

Beginning balance as of January 1, 2025	$11,675	$32,796	$2,082	$46,553
Total gains (losses) included in surplus	309	521	69	899
Purchases	1,082	—	136	1,218
Settlements	—	—	(99)	(99)
Ending balance as of December 31, 2025	$13,066	$33,317	$2,188	$48,571

			Separate accounts	Total assets
	Common	Preferred	assets and	and
	stock	stock	liabilities	liabilities
Beginning balance as of January 1, 2024	$11,675	$33,087	$2,061	$46,823
Total gains (losses) included in surplus	—	(291)	(37)	(328)
Purchases	—	—	307	307
Settlements	—	—	(249)	(249)
Ending balance as of December 31, 2024	$11,675	$32,796	$2,082	$46,553

5. REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. Reinsurance assumed is not significant. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has various reinsurance agreements with non-affiliated third parties that enable it to limit the amount of exposure to any single insured.

The Company has the following reinsurance agreements with affiliated companies:

At December 31, 2025, the Company has a reinsurance agreement with WRAC, through which it cedes 100% of an in-force block of individual life policies on a coinsurance basis, effective January 1, 2012. Under this treaty, the company ceded $213,744 and $236,587 of policy and contract liabilities as of December 31, 2025 and 2024, respectively. The Company recorded $4,928 and $1,497 of reinsurance balances recoverable at December 31, 2025 and 2024, respectively, related to quarterly activity which the Company generally expects to settle within ninety days of year-end.

At December 31, 2025, the Company has a reinsurance agreement with WRAC, through which it cedes 50% of an in-force block of life policies and 100% of an in-force block of payout annuity policies on a coinsurance funds withheld basis, effective October 1, 2021. Under this treaty, the company recorded $3,803,907 and $3,885,650 of funds held under reinsurance as of December 31, 2025 and 2024, respectively. The Company also recorded $20,397 and $8,580 of other amounts payable on reinsurance at December 31, 2025 and 2024, respectively, related to quarterly activity which the Company generally expects to settle within ninety days of year-end.

35

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

Effective January 1, 2022, the October 1, 2021, agreement with WRAC was amended to include a provision for changes in nonadmitted IMR related to the funds withheld portfolio. As a result of this amendment, the Company recorded an initial increase in special surplus funds of $58,954 in 2022 as a component of change in surplus as a result of reinsurance. During 2025 and 2024 surplus decreased $5,472 and $6,753, respectively, related to the amendment.

The Company has total reinsurance exposure of $4,402,889 and $4,587,102, as of December 31, 2025 and 2024, respectively, of which $4,364,637 and $4,545,814, respectively are with WRAC and account for 99% the overall exposure. The remaining 1% is with various non-affiliated third parties. These balances were deemed collectible for both 2025 and 2024.

The effects of reinsurance on life and accident & health premiums written and earned for the years ended December 31 are as follows:

	Written and Earned

	2025	2024	2023
Direct premiums	$180,074	$194,704	$164,916
Assumed premiums	863	1,595	1,332
Ceded premiums:
Affiliates	(70,729)	(78,757)	(63,907)
Non-affiliates	(35,949)	(34,339)	(41,130)
Net premiums	$74,259	$83,203	$61,211

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements as of and for the year ended by the following amounts:

	2025	2024	2023
Benefits paid or provided:
Affiliates	$175,318	$203,961	$386,425
Non-affiliates	38,943	52,550	61,055
Total benefits paid or provided	$214,261	$256,511	$447,480
Policy and contract liabilities:

Affiliates	$14,742	$34,629	$30,768
Non-affiliates	11,383	11,643	12,203
Total policy and contract liabilities	$26,125	$46,272	$42,971

The in-force related to the above is reduced by reinsurance arrangements ceded to affiliates and non-affiliates as follows:

	2025	2024
Inforce:
Affiliates	$13,365,307	$14,335,675
Non-affiliates	5,943,140	7,058,832
Total inforce	$19,308,447	$21,394,507

36

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

Reinsurance treaties do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. Consequently, allowances would be established for amounts deemed uncollectible. During 2025, no allowances were deemed necessary. During 2023 the Company recorded the effects of the Scottish Re US Inc. Liquidation and Injunction Order described below. No other allowances were deemed necessary.

The Company regularly evaluates the financial condition of its reinsurers. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

The Company did not have any reinsurance contracts with risk-limiting features for the year ended December 31, 2025 or 2024.

Scottish Re

Scottish Re US Inc., a Delaware domiciled life and health reinsurer (Scottish Re), ceased writing new business in 2008. The blocks of reinsurance were managed under the terms of the treaties until continued deterioration of their financial condition forced Scottish Re into receivership in March 2019. On July 6, 2023, the Scottish Re Board of Directors unanimously consented to the entry of a Liquidation Order and waived formal service and hearing on the Motion. The Court issued a Liquidation and Injunction Order on July 18, 2023. Following that order, all reinsurance treaties with Scottish Re were cancelled effective September 30, 2023.

Following guidance issued by the NAIC under INT 23-04, Scottish Re Life Reinsurance Liquidation Questions, the Company impaired the outstanding paid claim recoverables and asset transfer receivable. As of December 31, 2024 and 2023, the impaired claim recoverables was reported as an admitted asset. The impaired asset transfer receivable was reported as a nonadmitted asset. The write-off associated with these impairments during 2023 was $940 for the claim recoverable and $193 for the asset transfer receivable. There were no additional write-offs during 2025 and 2024.

The Company’s retained reserves increased $2,290 during 2023 relative to the commutation of Scottish Re treaties described above.

6.  FEDERAL INCOME TAXES

WRAC, along with its life insurance subsidiaries, files a consolidated federal income tax return. Companies included in the consolidated return are as follows:

•	Wilton Reassurance Company
•	Wilton Reassurance Life Company of New York

•	Texas Life Insurance Company

•	Wilcac Life Insurance Company

•	Redding Reassurance Company 3, LLC

•	Redding Reassurance Company 4, LLC

The method of allocation among the companies is subject to a written agreement approved by the Board of Directors. Allocation is based upon the separate return calculations with credit for net losses granted when utilized on a separate company basis or in consolidation.

 37

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

Inter-company tax balances may be settled quarterly as the Company makes payments to, or receives payments from, WRAC for the amount the Company would have paid to, or received from, the Internal Revenue Service (IRS) had it not been a member of the consolidated tax group. The separate company provisions and payments are computed using the tax elections made by WRAC.

Pursuant to NY Circular Letter No. 1979-33 (December 20, 1979), in order to help assure the Company’s enforceable right to recoup federal income taxes in the event of future net losses, the Department has required that an escrow account consisting of assets eligible as an investment for the Company be established and maintained by its parent in an amount equal to the excess of the amount paid by the domestic insurer to the parent for federal income taxes over the actual payment made by the parent to the IRS. Escrow assets may be released to WRAC from the escrow account at such time as the permissible period for loss carrybacks has elapsed. The Company and WRAC established the required escrow agreement effective October 1, 2007. The escrow balance was $19,177 and $11,708 at December 31, 2025 and 2024, respectively.

The components of the net deferred tax assets (liabilities) at December 31 are as follows:

		2025			2024

	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$72,339	$455	$72,794	$70,527	$237	$70,764
Statutory valuation allowance	—	—	—	—	—	—
Adjusted gross deferred tax assets	72,339	455	72,794	70,527	237	70,764
Deferred tax assets nonadmitted	—	—	—	—	—	—
Subtotal net admitted deferred tax	72,339	455	72,794	70,527	237	70,764
Deferred tax liabilities	51,512	11,861	63,373	36,526	16,608	53,134
Net deferred tax assets (liabilities)	$20,827	$(11,406)	$9,421	$34,001	$(16,371)	$17,630

				Change During 2025

				Ordinary	Capital	Total
Gross deferred tax assets				$1,812	$218	$2,030
Statutory valuation allowance				—	—	—
Adjusted gross deferred tax assets				1,812	218	2,030
Deferred tax assets nonadmitted				—	—	—
Subtotal net admitted deferred tax				1,812	218	2,030
Deferred tax liabilities				14,986	(4,747)	10,239
Net deferred tax assets (liabilities)				$(13,174)	$4,965	$(8,209)

38

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

The amount of adjusted gross deferred tax assets admitted under SSAP No. 101 is as follows:

			2025			2024

		Ordinary	Capital	Total	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years
recoverable through loss carrybacks	$	— $	— $	— $	— $	— $	—
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation	9,421	—	9,421	17,630	—	17,630
i. Adjusted gross deferred tax assets expected
to be realized following balance sheet date	9,421	—	9,421	17,630	—	17,630
ii. Adjusted gross tax assets allowed	—	—	—	—	—
limitation threshold	47,250	—	47,250	43,072	—	43,072
(c) Adjusted gross deferred tax assets (excluding
the amount of deferred tax assets from (a)
and (b) above) offset by gross deferred
tax liabilities	51,512	11,861	63,373	52,897	16,608	69,505
(d) Deferred tax assets admitted as the result of
application of SSAP 101 (Total (a)+(b)+(c))	$60,933	$11,861	$72,794	$70,527	$16,608	$87,135

				Change During 2025

				Ordinary	Capital	Total
(a) Federal income taxes paid in prior years
loss carrybacks				$—	$—	$—
(b) Adjusted gross deferred tax assets expected to
(excluding the amount of deferred tax assets
after application of the threshold limitation				(8,209)	—	(8,209)
i. Adjusted gross deferred tax assets expected to
following balance sheet date				(8,209)	—	(8,209)
ii. Adjusted gross tax assets allowed limitation				4,178	—	4,178
(c) Adjusted gross deferred tax assets (excluding
deferred tax assets from (a) and (b) above)
gross deferred tax liabilities				(1,385)	(4,747)	(6,132)
(d) Deferred tax assets admitted as the result of
application of SSAP 101 (Total (a)+(b)+(c))				$(9,594)	$(4,747)	$(14,341)
Other admissibility criteria as defined under SSAP 101 are as follows:

Description				2025	2024
Ratio percentage used to determine recovery period and threshold limitation amount				1,248.8%	1,122.1%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation in 2(b) above				$315,002	$287,805

The Company’s tax planning strategies do not include the use of reinsurance.

39

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

The Company does not currently employ tax planning strategies to recognize the admission of any capital deferred tax assets.

Current income taxes incurred consist of the following:

	2025	2024	2023
Current income tax (benefit) expense	$7,251	$13,560	$11,091
Return to provision true-up	(2,205)	(5,640)	7,265
Current income tax (benefit) expense incurred from operations	5,046	7,920	18,356
Current income tax (benefit) expense on realized gains and losses	—	165	—
Total current income tax (benefit) expense	$5,046	$8,086	$18,356

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31 are as follows:

	2025	2024	Change	Character
Deferred tax assets:
Insurance reserves	$39,012	$37,349	$1,663	Ordinary
Deferred acquisition costs	14,641	13,694	947	Ordinary
Net Operating Losses	12,723	12,723	—	Ordinary
Compensation	5,708	6,175	(467)	Ordinary
Investments	455	237	218	Capital
Other	255	586	(331)	Ordinary
Total deferred tax assets	72,794	70,764	2,030
Non-admitted deferred tax assets	—	—	—
Admitted deferred tax assets	72,794	70,764	2,030
Deferred tax liabilities:
Premium receivable	408	408	—	Ordinary
Investments-capital	11,861	16,608	(4,747)	Capital
Investments-ordinary	51,104	36,118	14,986	Ordinary
Total deferred tax liabilities	63,373	53,134	10,239
Net admitted deferred tax asset (liabilities)	$9,421	$17,630	$(8,209)

The change in net deferred income taxes including the tax effect of unrealized gains consists of the following:

	2025	2024	Change
Total deferred tax assets	$72,794	$70,764	$2,030
Total deferred tax liabilities	63,373	53,134	10,239
Net deferred tax assets (liabilities)	$9,421	$17,630	$(8,209)

Tax effect on unrealized gains	6,205	8,012	(1,807)
Change in net deferred income tax			$(10,016)

40

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

The total statutory income tax is different from that which would be obtained by applying the statutory Federal income tax rate of 21% to income before income taxes. Items causing these differences are as follows:

	Year Ended December 31
	2025	2024	2023
Provisions computed at statutory rate	$14,980	$7,764	$14,686
IMR	1,525	5,663	(1,111)
Dividend received deduction	(559)	(574)	(518)
Ceding commission in surplus	(268)	(307)	(365)
Other	(616)	(393)	(1,530)
Total statutory income taxes	$15,062	$12,153	$11,162

Federal income tax incurred	$5,046	$8,085	$18,356
Change in net deferred income taxes	10,016	4,068	(7,194)
Total statutory income taxes	$15,062	$12,153	$11,162

At December 31, 2025, the Company has an operating loss of $60,586, which does not have an expiration date and can be carried forward indefinitely. In addition, the Company has capital loss of $2,167 eligible for carryforward which will begin to expire after tax year 2030.

The Inflation Reduction Act enacted the Corporate Alternative Minimum Tax (CAMT) on August 16, 2022. The CAMT imposes a 15% minimum tax on the Adjusted Financial Statement Income (AFSI) of applicable corporations for taxable years beginning after December 31, 2022.

Based on an analysis of the average annual AFSI for the three preceding tax years, the Company has determined it falls within the safe harbor provisions provided in IRS Notice 2025-27 and is not considered an "applicable corporation" for the 2024 and 2025 tax years. Accordingly, no CAMT liability has been recognized in the accompanying financial statements.

On July 4, 2025, the One Big Beautiful Bill Act (OBBBA) was enacted into law. The OBBBA includes several changes to the U.S. federal income tax system, including modifications to international tax provisions and business deductions. The Company has evaluated the provisions of the OBBBA and determined that they do not have a material impact on the Company’s financial statements, effective tax rate, or deferred tax assets and liabilities for the period ended December 31, 2025.

The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2025 and 2024.

The federal income tax returns for tax years 2022–2024 are open and subject to examination. Wilton Reassurance Company and its subsidiaries’ federal income tax return for 2020 and 2022 are currently under examination by the Internal Revenue Service.

As of December 31, 2025 and 2024, the Company had no uncertain tax positions.

41

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

7. CAPITAL AND SURPLUS

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2025 and 2024, the Company exceeded the RBC requirements.

The Company is subject to statutory regulations of the State of New York. Under these regulations, the maximum amount of dividends which can be paid by a company to shareholders in any twelve month period without prior approval of the Department is restricted to the greater of 10% of surplus to policyholders as of the immediately preceding calendar year or net income less realized gains of the preceding year, which may be further limited. Dividends may be paid by the Company only from earned surplus. The Company can pay dividends of $65,951 in 2026 without prior regulatory approval. The Company must obtain prior approval from the Department on proposed dividend distributions in excess of the aforementioned limitations (i.e., an extraordinary dividend distribution).

The Company declared an ordinary dividend of $30,000 on December 2, 2025, which was paid on December 18, 2025. The Department acknowledged receipt of intention to pay the dividend on December 8, 2025. As this was an ordinary dividend, no approval was required. The dividend was paid out of unassigned funds.

The Company declared an ordinary dividend of $37,000 on December 3, 2024, which was paid on December 17, 2024. The Department acknowledged receipt of intention to pay the dividend on December 10, 2024. As this was an ordinary dividend, no approval was required. The dividend was paid out of unassigned funds.

The components contributing to the cumulative increase or (reduction) of unassigned surplus as of December 31 were as follows:

	2025	2024
Nonadmitted assets	$(46,769)	$(52,568)
AVR	(113,752)	(113,974)
Net unrealized capital gains (losses) less capital gains tax	21,498	28,295
Unauthorized reinsurance provision	(1,767)	(2,009)
Change in surplus as a result of reinsurance - Unamortized gain	6,017	7,293
Change in surplus as a result of reinsurance - Nonadmitted IMR	41,005	46,478

The Company had an unamortized deferred gain as a result of reinsurance of $6,017 and $7,293 recorded within special surplus funds at December 31, 2025 and 2024, respectively. The $1,276 decrease reflects the current year amortization as profits emerge on the underlying business.

42

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

8. RELATED-PARTY TRANSACTIONS

Reinsurance transactions

See disclosures included in Note 5 - Reinsurance concerning certain inter-affiliate reinsurance transactions.

Services Agreement

Through the Services Agreement, Wilton Re Services provides certain accounting, actuarial and administrative services to the Company. Expenses incurred relating to this agreement amounted to $11,078, $10,767, and $10,264 for the years ended December 31, 2025, 2024, and 2023, respectively, and are recorded within general insurance expenses in the statutory-basis statements of operations.

The Company reported amounts receivable from its affiliate, Wilton Re Services, of $0 and $325 at December 31, 2025 and 2024, respectively.

The Company reported amounts payable to its affiliate, Wilton Re Services, of $522 and $0 at December 31, 2025 and 2024, respectively.

Under the Services Agreement, the Company incurs charges related to employee compensation which includes a Long-Term Incentive Program (LTIP), an Equity Incentive Program (EIP) and an Equity Participation Plan (EPP). These incentive programs vest over varying periods of time between one and four years, after which final unit values are determined based on actual performance. The Company has been allocated a share of the expense with the payable for these incentive programs carried as a component of general expenses due and accrued. Once the vesting period is complete and the incentive awards are paid, the Company’s payable will be settled with Wilton Re Services. At December 31, 2025 and 2024, included within accounts payable and general expenses due and accrued in the statutory-basis balance sheets, is the Company’s payable of $21,845 and $26,698, respectively, resulting in incurred expenses of $7,271, $9,408, and $11,688 for the years ended December 31, 2025, 2024, and 2023, respectively.

The Company settled $12,125, $5,014, and $4,383 with Wilton Re Services related to vested awards paid on April 11, 2025, April 12, 2024, and April 14, 2023, respectively.

Wilton Re Distributors LLC

During 2024, the Company entered into a Principal Underwriting Agreement with its affiliate, Wilton Re Distributors LLC (WDLC). Under the agreement, WDLC serves in a limited role whose principal purpose is to provide broker-dealer services for the closed block pursuant to the selling agreements. The Company agrees to assume on behalf of WDLC the responsibility for the processing and payment of trail commissions. The Company pays WDLC a fee equal to all expenses, direct and indirect. The expenses incurred relating to this agreement amounted to $1,463 and $612 as of December 31, 2025 and 2024, respectively. The Company recorded a payable to WDLC of $109 and $99 as of December 31, 2025 and 2024, respectively.

43

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

9. COMMITMENTS AND CONTINGENCIES

Funding of Investments

The Company’s commitments to limited partnerships as of December 31, 2025, are presented in the following table:

	2025

	Commitment	Unfunded
Limited partnerships	$809,263	$177,605

The Company anticipates that the majority of its current limited partnership commitments will be invested over the next five years; however, these commitments could become due at any time at the request of the counterparties.

Legal Proceedings

In the normal course of business, the Company is occasionally involved in litigation, principally from claims made under insurance policies and contracts. The ultimate disposition of such litigation is not expected to have a material adverse effect on the Company’s financial condition, liquidity or results of operations.

10. RESERVES

The Company’s annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions at December 31, are summarized as follows:

	2025		2024

A. Individual Annuities	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal:
With fair value adjustment	$50,254	1.5% $	62,758	1.8%
At book value less current surrender charge of 5% or more	615	—	1,164	—
At fair value	147,407	4.5	148,766	4.3
Total with adjustment or at market value	198,276	6.0	212,688	6.2
At book value without adjustment
(minimum or no charge or adjustment)	876,409	26.5	975,694	28.4
Not subject to discretionary withdrawal	2,230,478	67.5	2,249,683	65.4
Total annuity reserves and deposit fund
liabilities—before reinsurance	3,305,163	100.0%	3,438,065	100.0%
Less reinsurance ceded	2,211,134		2,242,039

Net annuity reserves and deposit fund liabilities	$1,094,029		$1,196,026

44

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

	2025		2024

B. Group Annuities	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal:
With fair value adjustment	$17,024	7.4% $	18,854	7.7%
At book value less current surrender charge of 5% or more	1,684	0.7	1,570	0.6
At fair value	77,334	33.8	76,227	31.2
Total with adjustment or at market value	96,042	41.9	96,651	39.5
At book value without adjustment
(minimum or no charge or adjustment)	124,193	54.3	139,085	56.8
Not subject to discretionary withdrawal	8,630	3.8	8,953	3.7
Total annuity reserves and deposit fund
liabilities—before reinsurance	228,865	100.0%	244,689	100.0%
Less reinsurance ceded	59,496		65,389

Net annuity reserves and deposit fund liabilities	$169,369		$179,300

	2025		2024

C. Deposit—Type Contracts (No Life Contingencies)	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal:
With fair value adjustment	$—	— % $	—	— %
At book value less current surrender charge of 5% or more	—	— %	—	— %
At fair value	4	— %	5	— %
Total with adjustment or at market value	4	— %	5	— %
At book value without adjustment
(minimum or no charge or adjustment)	—	— %	—	— %
Not subject to discretionary withdrawal	343,145	100.0%	378,592	100.0%
Total annuity reserves and deposit fund
liabilities—before reinsurance	343,149	100.0%	378,597	100.0%
Less reinsurance ceded	312,116		351,521

Net annuity reserves and deposit fund liabilities	$31,033		$27,076

Of the total net annuity reserves and deposit fund liabilities of $1,294,431 and $1,402,404 at December 31, 2025 and 2024, respectively, $1,018,156 and $1,113,589 is included in the general account and $276,275 and $288,815 is included in the separate account, respectively.

45

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

The Company’s life reserves that are subject to discretionary withdrawal, surrender values, or policy loans and not subject to discretionary withdrawal or no cash value provisions at December 31 are summarized as follows:

				2025			2024

			Account			Account
A. General Account			Value	Cash Value	Reserve	Value	Cash Value	Reserve

(1)	Subject to discretionary withdrawal, surrender or policy loans:
	a.	Term policies with cash value	$—	$17,408	$20,223	$—	$17,993	$20,913
	b.	Universal life	535,926	543,851	577,539	566,220	574,307	608,955
	c.	Universal life with secondary guarantees	364,004	322,506	589,250	360,597	311,024	569,001
	d.	Indexed universal life	—	—	—	—	—	—
	e.	Indexed universal life with secondary	82,395	64,464	67,866	77,723	57,129	62,067
	f.	Indexed life	—	—	—	—	—	—
	g.	Other permanent cash value life insurance	—	7,401	8,963	—	7,325	8,967
	h.	Variable life	—	—	—	—	—	—
	i.	Variable universal life	2,656	2,634	2,039	2,125	2,095	2,117
	j.	Miscellaneous reserves	—	60,716	115,761	—	64,756	110,611
(2)	Not subject to discretionary withdrawal or no
	a.	Term policies without cash value	XXX	XXX	342,638	XXX	XXX	363,208
	b.	Accidental death benefits	XXX	XXX	130	XXX	XXX	138
	c.	Disability—active lives	XXX	XXX	6,499	XXX	XXX	6,771
	d.	Disability—disabled lives	XXX	XXX	20,891	XXX	XXX	21,827
	e.	Miscellaneous reserves	XXX	XXX	904,862	XXX	XXX	972,330
(3)	Total (gross: direct + assumed)		984,981	1,018,980	2,656,661	1,006,665	1,034,629	2,746,905
(4)	Reinsurance ceded		545,017	559,224	1,758,931	562,183	573,017	1,851,159
(5)	Total (net) (3) - (4)		$439,964	$459,756	$897,730	$444,482	$461,612	$895,746

46

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

		2025			2024

	Account			Account
B. Separate Account Guaranteed	Value	Cash Value	Reserve	Value	Cash Value	Reserve
(1)	Subject to discretionary withdrawal, surrender or policy loans:

	a.	Term policies with cash value	$—	$—	$—	$—	$—	$—
	b.	Universal life	—	—	—	—	—	—
	c.	Universal life with secondary guarantees	—	—	—	—	—	—
	d.	Indexed universal life	—	—	—	—	—	—
	e.	Indexed universal life with secondary	—	—	—	—	—	—
	f.	Indexed life	—	—	—	—	—	—
	g.	Other permanent cash value life insurance	—	—	—	—	—	—
	h.	Variable life	—	—	—	—	—	—
	i.	Variable universal life	—	—	—	—	—	—
	j.	Miscellaneous reserves	—	—	—	—	—	—
(2)	Not subject to discretionary withdrawal or no
	a.	Term policies without cash value	XXX	XXX	—	XXX	XXX	—
	b.	Accidental death benefits	XXX	XXX	—	XXX	XXX	—
	c.	Disability—active lives	XXX	XXX	—	XXX	XXX	—
	d.	Disability—disabled lives	XXX	XXX	—	XXX	XXX	—
	e.	Miscellaneous reserves	XXX	XXX	—	XXX	XXX	—
(3)	Total (gross: direct + assumed)		—	—	—	—	—	—
(4)	Reinsurance ceded		—	—	—	—	—	—
(5)	Total (net) (3) - (4)		$—	$—	$—	$—	$—	$—

47

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

				2025			2024
			Account			Account
C. Separate Account Nonguaranteed			Value	Cash Value	Reserve	Value	Cash Value	Reserve
(1)	Subject to discretionary withdrawal, surrender or policy loans:
	a.	Term policies with cash value	$—	$—	$—	$—	$—	$—
	b.	Universal life	—	—	—	—	—	—
	c.	Universal life with secondary guarantees	—	—	—	—	—	—
	d.	Indexed universal life	—	—	—	—	—	—
	e.	Indexed universal life with secondary	—	—	—	—	—	—
	f.	Indexed life	—	—	—	—	—	—
	g.	Other permanent cash value life insurance	—	—	—	—	—	—
	h.	Variable life	—	—	—	—	—	—
	i.	Variable universal life	30,319	28,492	28,383	25,762	24,873	25,073
	j.	Miscellaneous reserves	—	—	—	—	—	—
(2)	Not subject to discretionary withdrawal or no
	a.	Term policies without cash value	XXX	XXX	—	XXX	XXX	—
	b.	Accidental death benefits	XXX	XXX	—	XXX	XXX	—
	c.	Disability—active lives	XXX	XXX	—	XXX	XXX	—
	d.	Disability—disabled lives	XXX	XXX	—	XXX	XXX	—
	e.	Miscellaneous reserves	XXX	XXX	346	XXX	XXX	304
(3)	Total (gross: direct + assumed)		30,319	28,492	28,729	25,762	24,873	25,377
(4)	Reinsurance ceded		—	—	—	—	—	—
(5)	Total (net) (3) - (4)		$30,319	$28,492	$28,729	$25,762	$24,873	$25,377

11. PREMIUM AND ANNUITY CONSIDERATIONS

Deferred and uncollected life insurance premiums, net of reinsurance, at December 31 were as follows:

	2025		2024
		Net of		Net of
	Gross	Loading	Gross	Loading

Ordinary renewal	$2,694	$2,693	$4,437	$4,437

For 2025, 2024, and 2023, the Company recognized premiums related to life participating policies of $5, $10, and $16, respectively. These amounts represented less than one-half of one percent of total life premiums and annuity considerations earned. The Company uses accrual accounting to record policyholder dividends on participating policies. The Company paid dividends of $28, $31, and $10 in 2025, 2024, and 2023, respectively, to participating policyholders and did not allocate additional income. All of the Company’s accident and health contracts were nonparticipating.

48

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

12. SEPARATE ACCOUNTS

The Company’s Separate Accounts were attributed to the following products as December 31:

	2025		2024
	Legally	Not Legally	Legally	Not Legally
	Insulated Assets	Insulated Assets	Insulated Assets	Insulated Assets
Variable annuity contracts	$230,324	$—	$230,257	$—
Variable life policies	29,023	—	25,757	—
Modified guaranty annuity	—	55,331	—	109,197
Total	$259,347	$55,331	$256,014	$109,197

Separate Accounts held by the Company are for variable annuity contracts, variable life policies, and MGA contracts. The assets and liabilities of variable annuity contracts and variable life policies are recorded as assets and liabilities of the Separate Accounts and are legally insulated from the General Account, excluding any purchase payments or transfers directed by the contractholder to earn a fixed rate of return which are included in the Company’s General Account assets. The legal insulation of the Separate Account assets prevents such assets from being generally available to satisfy claims resulting from the General Account. Separate Accounts which contain variable annuity and variable life business are unit investment trusts and registered with the Securities and Exchange Commission (SEC). As of December 31, 2025 and 2024, all assets of the Separate Accounts that support the variable annuity and variable life business were legally insulated.

Variable annuity and variable life business allows the contractholder to accumulate funds within a variety of portfolios, at rates which depend upon the return achieved from the types of investments chosen. The net investment experience of the Separate Accounts is credited directly to the contractholder and can be favorable or unfavorable. The assets of each portfolio are held separately from the other portfolios and each has distinct investment objectives and policies. Absent any contract provision wherein the Company provides a guarantee, the contractholders of the variable annuity and variable life products bear the investment risk that the Separate Account’s funds may not meet their stated investment objectives. Variable annuity and variable life business is included in the Nonguaranteed Separate Accounts column of the following tables.

The assets and liabilities of MGA contracts are also recorded as assets and liabilities of the Separate Accounts, however, they are not legally insulated from the General Account. MGA products are non-unitized products, most of which are not registered with the SEC. The Separate Account for MGA products provides the opportunity for the contractholder to invest in one or any combination of up to ten interest rate guarantee periods. Amounts withdrawn from the contract in excess of the free withdrawal amount are subject to market value adjustments. MGA business is included in the Nonindexed Guarantee Less than/ equal to 4% or the Nonindexed Guarantees More than 4% column of the following tables.

Some of the Separate Account liabilities are guaranteed by the General Account. To compensate the General Account for the risk taken on variable annuity products, the Separate Accounts paid risk charges of $638, $444, and $430 in 2025, 2024, and 2023, respectively. The amount paid by the General Account for Separate Account guarantees for variable annuity products was $50, $86 and $826 in 2025, 2024, and 2023, respectively.

49

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

In connection with the disposal of the Company’s variable annuity business to Prudential Insurance Company of America (Prudential) in 2006, there is a modified coinsurance reinsurance agreement under which the Separate Account assets and liabilities remain in the Company’s statutory-basis balance sheets, but the related results of operations are fully reinsured to Prudential and presented net of reinsurance in the statutory-basis statements of operations. In contrast, assets supporting General Account liabilities, including the future rights and obligations related to benefit guarantees and fixed rate of return fund investments, have been transferred to Prudential under the coinsurance reinsurance provisions. The reinsurance agreements do not contain limits or indemnifications with regard to the insurance risk transfer, and transferred all of the future risks and responsibilities for performance in the underlying variable annuity contracts to Prudential, including those related to benefit guarantees and fixed rate of return fund investments, in accordance with SSAP No. 61. The Separate Account balances related to the modified coinsurance reinsurance were $207,747 and $206,898 as of December 31, 2025 and 2024, respectively. The General Account liability balances reinsured to Prudential under the coinsurance reinsurance were $109,053 and $124,158 as of December 31, 2025 and 2024, respectively, and consisted of the liabilities for fixed rate of return fund investments and benefit guarantees.

Information regarding the Company’s Separate Accounts as of December 31 was as follows:

	2025
	Nonindexed	Nonindexed
	Guarantee Less	Guarantee More	Non-Guaranteed
	Than/Equal to 4%	Than 4%	Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$2,315	$2,315

Reserves as of December 31
For accounts with assets at:
Fair value	46,603	—	230,670	277,273
Total reserves	$46,603	$—	$230,670	$277,273

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$45,513	$—	$—	$45,513
At fair value	—	—	224,617	224,617
At book value without market value
adjustment and with current surrender
charge of less than 5%	1,090	—	—	1,090
Subtotal	$46,603	$—	$224,617	$271,220
Not subject to discretionary withdrawal	—	—	6,053	6,053
Total	$46,603	$—	$230,670	$277,273
Reserves for asset default risk in lieu of AVR	N/A	N/A	N/A	N/A

50

WILTON REASSURANCE LIFE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

	2024
	Nonindexed	Nonindexed
	Guarantee Less	Guarantee More	Non-Guaranteed
	Than/Equal to 4%	Than 4%	Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$2,116	$2,116

Reserves as of December 31
For accounts with assets at:
Fair value	59,027	—	230,673	289,700
Total reserves	$59,027	$—	$230,673	$289,700

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$57,774	$—	$—	$57,774
At fair value	—	—	224,683	224,683
At book value without market value
adjustment and with current surrender
charge of less than 5%	1,253	—	—	1,253
Subtotal	$59,027	$—	$224,683	$283,710
Not subject to discretionary withdrawal	—	—	5,991	5,991
Total	$59,027	$—	$230,674	$289,701
Reserves for asset default risk in lieu of AVR	N/A	N/A	N/A	N/A

Reconciliation of net transfers to or (from) the Separate Accounts for the years ended December 31 was as follows:

	2025	2024	2023
Transfers as reported in the Summary of Operations of
the Separate Accounts Statement
Transfers to Separate Accounts	$2,315	$2,116	$2,241
Transfers from Separate Accounts	50,165	60,776	69,129
Net transfers to (from) Separate Accounts	(47,850)	(58,660)	(66,888)
Reconciling adjustments	2,112	13	1,350
Transfers as reported in the Statements of Operations	$(45,738)	$(58,647)	$(65,538)

51

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2025 AND 2024
AND FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands of US Dollars, except share amounts)

13. Federal Home Loan Bank Funding Agreement

The Company became a member of the Federal Home Loan Bank of New York (FHLB) in 2024 and intends to utilize this membership to enhance liquidity for operations. The Company is required to hold a certain amount of FLHB common stock as a requirement of membership. Due to this requirement, the sale of this stock is restricted.

At December 31, 2025 and 2024, the carrying value of the FHLB common stock, which is reported in common stock on the Company’s statutory-basis balance sheet, was $1,294 and $985, respectively. The FHLB membership stock (class B) is subject to redemption on five years written notice to the FHLB.

As of December 31, 2025, the Company had assets with a statutory carrying value of $2,580 and a fair value of $2,172 set aside in a collateral account to support FHLB financing. As of December 31, 2024, the Company did not pledge any assets as collateral to support FHLB financing. The Company has determined the estimated maximum borrowing capacity as $941,418 and $137,538 as of December 31, 2025 and 2024, respectively. Note that this is an estimate based on the FHLB guidelines and actual capacity would be subject to review by the FHLB. Funding capacity is further limited by the quality and quantity of collateral available to pledge. The Company had no borrowings related to FHLB funding agreements at December 31, 2025 and 2024.

14. SUBSEQUENT EVENTS

The Company has evaluated the impact of subsequent events through April 9, 2026, the date the statutory-basis financial statements were available to be issued. The following event occurred subsequent to December 31, 2025:

Quinquennial Exam Notification

In February 2026, the Company was notified that it is scheduled to be examined by its state of domicile as of December 31, 2025, in connection with the Company’s quinquennial review requirements. The examination is scheduled to commence in the first half of 2026.

No additional subsequent event has occurred which would require an adjustment or disclosure.

* * * * * *

52

Wilton Reassurance Life Co of New York Separate Account A

Financial Statements as of December 31, 2025 and for the Years Ended December 31, 2025 and 2024 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Wilton Reassurance Life Co of New York and the contractholders of Wilton
Reassurance Life Co of New York Separate Account A

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of net assets of each of the sub-accounts of Wilton Reassurance Life Co of New York Separate Account A (the “Account”) listed in Note 1 (collectively, the “sub-accounts”) as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, except for the sub-accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the sub-accounts and periods indicated in the table below; and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts as of December 31, 2025, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Sub-Account	Statement of Operations	Statements of Changes in	Financial Highlights
Net Assets

AST Balanced Asset	For the year ended	For the year ended December 31, 2025 and period from
Allocation Portfolio	December 31, 2025	December 6, 2024 (commencement of operations) to
December 31, 2024

Invesco V.I. Equally-	For the year ended	For the years ended	For the years ended
Weighted S&P 500 Fund -	December 31, 2025	December 31, 2025 and	December 31, 2025, 2024
Series I		2024	and 2023 and period from
April 29, 2022
Invesco V.I. Equally-			(commencement of
Weighted S&P 500 Fund -			operations) to December
Series II			31, 2022

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Stamford, Connecticut
April 7, 2026

We have served as the auditor of Wilton Reassurance Life Co of New York Separate Account A since 1995.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Alliance Bernstein VPS Discovery Value Portfolio -	Alliance Bernstein VPS International Value Portfolio -	Alliance Bernstein VPS Large Cap Growth Portfolio -	Alliance Bernstein VPS Relative Value	Allspring VT Index Asset Allocation
	Class B	Class B	Class B	Portfolio - Class B	Fund - Class 2
ASSETS
Investments, at fair value	$386,357	$161,172	$1,460,957	$1,640,556	$145,846
Total assets	$386,357	$161,172	$1,460,957	$1,640,556	$145,846
NET ASSETS

Accumulation units	$386,357	$161,172	$1,455,957	$1,629,728	$145,846
Contracts in payout (annuitization) period	—	—	5,000	10,828	—
Total net assets	$386,357	$161,172	$1,460,957	$1,640,556	$145,846
FUND SHARE INFORMATION

Number of shares	23,717	7,741	17,930	53,178	7,292

Cost of investments	$405,083	$130,371	$1,101,714	$1,412,869	$119,299
UNIT VALUE (1)

Lowest	$51.73	$15.16	$41.26	$38.99	$37.89

Highest	$59.37	$17.19	$93.39	$52.58	$37.89

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

	Alliance Bernstein VPS Discovery Value Portfolio -	Alliance Bernstein VPS International Value Portfolio -	Alliance Bernstein VPS Large Cap Growth Portfolio -	Alliance Bernstein VPS Relative Value	Allspring VT Index Asset Allocation
	Class B	Class B	Class B	Portfolio - Class B	Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$2,287	$3,334	$—	$14,423	$1,953
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(6,417)	(2,301)	(21,997)	(23,483)	(1,853)
Administrative expense	(726)	(271)	(2,411)	(2,256)	(161)
Net investment income (loss)	(4,856)	762	(24,408)	(11,316)	(61)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	18,042	5,657	162,315	182,672	72,701
Cost of investments sold	18,458	5,069	131,657	162,519	60,373
Realized gains (losses) on fund shares:	(416)	588	30,658	20,153	12,328
Realized gain distributions	43,144	—	134,726	134,683	11,620
Net realized gains (losses)	42,728	588	165,384	154,836	23,948
Change in unrealized gains (losses)	(35,151)	44,227	(7,869)	(10,757)	(12,526)
Net realized and change in
unrealized gains (losses) on investments	7,577	44,815	157,515	144,079	11,422
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,721	$45,577	$133,107	$132,763	$11,361

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Allspring VT	AST Balanced	AST Government	AST International	AST J.P. Morgan
	Opportunity Fund	Asset Allocation	Money Market	Equity	Conservative Multi-
	- Class 2	Portfolio	Portfolio	Portfolio	Asset Portfolio
ASSETS
Investments, at fair value	$40,409	$15,686	$9	$3,104	$—
Total assets	$40,409	$15,686	$9	$3,104	$—
NET ASSETS

Accumulation units	$40,409	$15,686	$9	$3,104	$—
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$40,409	$15,686	$9	$3,104	$—
FUND SHARE INFORMATION

Number of shares	1,572	490	9	87	—

Cost of investments	$35,563	$14,317	$9	$661	$—
UNIT VALUE (1)

Lowest	$26.58	$19.45	$7.35	$16.73	$—

Highest	$26.58	$30.15	$10.41	$35.2	$—

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

	Allspring VT	AST Balanced	AST Government	AST International	AST J.P. Morgan
	Opportunity Fund	Asset Allocation	Money Market	Equity	Conservative Multi-
	- Class 2	Portfolio	Portfolio	Portfolio	Asset Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$20	$—	$—	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(447)	(320)	—	(35)	(233)
Administrative expense	(39)	(30)	—	(4)	(22)
Net investment income (loss)	(466)	(350)	—	(39)	(255)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	2,177	37,568	—	42	19,502
Cost of investments sold	1,899	37,768	—	9	9,764
Realized gains (losses) on fund shares:	278	(200)	—	33	9,738
Realized gain distributions	4,115	—	—	—	—
Net realized gains (losses)	4,393	(200)	—	33	9,738
Change in unrealized gains (losses)	(1,827)	2,448	—	743	(7,992)
Net realized and change in
unrealized gains (losses) on investments	2,566	2,248	—	776	1,746
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,100	$1,898	$—	$737	$1,491

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

			AST Multi-Asset	AST Multi-Asset	AST PGIM
	AST Large-Cap	AST Large-Cap	Diversified Plus	Diversified	Aggressive Multi-
	Growth Portfolio	Value Portfolio	Portfolio	Portfolio	Asset Portfolio
ASSETS
Investments, at fair value	$24,825	$14,491	$17,736	$—	$14,432
Total assets	$24,825	$14,491	$17,736	$—	$14,432
NET ASSETS

Accumulation units	$24,825	$14,491	$17,736	$—	$14,432
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$24,825	$14,491	$17,736	$—	$14,432
FUND SHARE INFORMATION

Number of shares	225	237	805	—	503

Cost of investments	$14,680	$12,126	$7,032	$—	$12,037
UNIT VALUE (1)

Lowest	$59.00	$22.62	$13.00	$—	$17.37

Highest	$99.90	$50.95	$21.23	$—	$31.62

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

			AST Multi-Asset	AST Multi-Asset	AST PGIM
	AST Large-Cap	AST Large-Cap	Diversified Plus	Diversified	Aggressive Multi-
	Growth Portfolio	Value Portfolio	Portfolio	Portfolio	Asset Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(281)	(165)	(336)	(351)	(292)
Administrative expense	(34)	(20)	(26)	(33)	(27)
Net investment income (loss)	(315)	(185)	(362)	(384)	(319)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	346	203	1,512	29,934	34,124
Cost of investments sold	228	184	637	9,597	28,936
Realized gains (losses) on fund shares:	118	19	875	20,337	5,188
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	118	19	875	20,337	5,188
Change in unrealized gains (losses)	3,518	1,999	1,339	(16,731)	(2,966)
Net realized and change in
unrealized gains (losses) on investments	3,636	2,018	2,214	3,606	2,222
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,321	$1,833	$1,852	$3,222	$1,903

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	AST Preservation Asset Allocation Portfolio	AST Small-Cap Equity Portfolio	BNY Mellon Stock Index Fund, Inc.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	BNY Mellon VIF, Appreciation Portfolio - Initial Shares
ASSETS
Investments, at fair value	$66,974	$5,638	$2,281,492	$157,077	$76,749
Total assets	$66,974	$5,638	$2,281,492	$157,077	$76,749
NET ASSETS

Accumulation units	$66,974	$5,638	$2,274,240	$157,077	$76,749
Contracts in payout (annuitization) period	—	—	7,252	—	—
Total net assets	$66,974	$5,638	$2,281,492	$157,077	$76,749
FUND SHARE INFORMATION

Number of shares	2,827	65	26,179	2,685	2,279

Cost of investments	$32,058	$4,234	$1,172,494	$95,625	$78,791
UNIT VALUE (1)

Lowest	$15.28	$30.75	$53.55	$36.36	$46.91

Highest	$20.66	$55.55	$53.55	$36.36	$46.91

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

	AST Preservation Asset Allocation Portfolio	AST Small-Cap Equity Portfolio	BNY Mellon Stock Index Fund, Inc.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	BNY Mellon VIF, Appreciation Portfolio - Initial Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$21,893	$361	$266
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(846)	(65)	(24,456)	(1,650)	(836)
Administrative expense	(95)	(8)	(2,127)	(143)	(73)
Net investment income (loss)	(941)	(73)	(4,690)	(1,432)	(643)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	1,002	80	194,666	3,222	1,070
Cost of investments sold	508	64	108,203	2,138	1,126
Realized gains (losses) on fund shares:	494	16	86,463	1,084	(56)
Realized gain distributions	—	—	119,168	11,536	10,770
Net realized gains (losses)	494	16	205,631	12,620	10,714
Change in unrealized gains (losses)	6,365	373	117,507	8,681	(3,925)
Net realized and change in
unrealized gains (losses) on investments	6,859	389	323,138	21,301	6,789
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,918	$316	$318,448	$19,869	$6,146

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	BNY Mellon VIF,	ContrafundSM	ContrafundSM	Equity-Income	Freedom 2010
	Government Money	Portfolio - Initial	Portfolio - Service	PortfolioSM - Initial	PortfolioSM -
	Market Portfolio	Class	Class 2	Class	Service Class 2
ASSETS
Investments, at fair value	$167,972	$1,814,818	$1,328,009	$975,227	$10,705
Total assets	$167,972	$1,814,818	$1,328,009	$975,227	$10,705
NET ASSETS

Accumulation units	$167,972	$1,814,818	$1,241,241	$971,081	$10,039
Contracts in payout (annuitization) period	—	—	86,768	4,146	666
Total net assets	$167,972	$1,814,818	$1,328,009	$975,227	$10,705
FUND SHARE INFORMATION

Number of shares	167,972	30,303	23,356	33,137	890

Cost of investments	$167,972	$1,260,950	$970,386	$766,572	$10,681
UNIT VALUE (1)

Lowest	$10.53	$82.70	$52.09	$47.84	$17.90

Highest	$10.53	$87.61	$76.30	$47.84	$20.58

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	BNY Mellon VIF,	ContrafundSM	ContrafundSM	Equity-Income	Freedom 2010
	Government Money	Portfolio - Initial	Portfolio - Service	PortfolioSM - Initial	PortfolioSM -
	Market Portfolio	Class	Class 2	Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$6,567	$2,366	$—	$16,511	$339
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(1,959)	(19,384)	(18,426)	(10,692)	(212)
Administrative expense	(170)	(1,686)	(2,461)	(930)	(27)
Net investment income (loss)	4,438	(18,704)	(20,887)	4,889	100
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	21,513	217,397	293,917	111,488	48,496
Cost of investments sold	21,513	136,102	194,335	88,504	53,335
Realized gains (losses) on fund shares:	—	81,295	99,582	22,984	(4,839)
Realized gain distributions	—	271,188	211,537	51,277	151
Net realized gains (losses)	—	352,483	311,119	74,261	(4,688)
Change in unrealized gains (losses)	—	(26,890)	(52,489)	72,478	6,130
Net realized and change in
unrealized gains (losses) on investments	—	325,593	258,630	146,739	1,442
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,438	$306,889	$237,743	$151,628	$1,542

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Freedom 2020	Freedom 2030	Freedom Income	Government Money	Government Money
	PortfolioSM -	PortfolioSM -	PortfolioSM -	Market Portfolio -	Market Portfolio -
	Service Class 2	Service Class 2	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$504,260	$22,174	$573,740	$5,023,637	$1,718,280
Total assets	$504,260	$22,174	$573,740	$5,023,637	$1,718,280
NET ASSETS

Accumulation units	$504,260	$22,174	$573,740	$4,622,615	$1,691,423
Contracts in payout (annuitization) period	—	—	—	401,022	26,857
Total net assets	$504,260	$22,174	$573,740	$5,023,637	$1,718,280
FUND SHARE INFORMATION

Number of shares	38,405	1,265	49,333	5,023,637	1,718,280

Cost of investments	$476,861	$15,352	$589,100	$5,023,637	$1,718,280
UNIT VALUE (1)

Lowest	$20.73	$24.15	$14.40	$10.59	$9.23

Highest	$23.83	$27.76	$16.56	$11.42	$10.52

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Freedom 2020	Freedom 2030	Freedom Income	Government Money	Government Money
	PortfolioSM -	PortfolioSM -	PortfolioSM -	Market Portfolio -	Market Portfolio -
	Service Class 2	Service Class 2	Service Class 2	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$17,184	$459	$17,540	$205,126	$67,270
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(12,219)	(294)	(6,324)	(63,983)	(26,146)
Administrative expense	(1,677)	(40)	(1,087)	(5,063)	(2,940)
Net investment income (loss)	3,288	125	10,129	136,080	38,184
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	2,461,351	334	64,848	1,606,244	210,815
Cost of investments sold	2,659,664	238	65,936	1,606,244	210,815
Realized gains (losses) on fund shares:	(198,313)	96	(1,088)	—	—
Realized gain distributions	112,095	904	195	—	—
Net realized gains (losses)	(86,218)	1,000	(893)	—	—
Change in unrealized gains (losses)	160,360	1,485	34,353	—	—
Net realized and change in
unrealized gains (losses) on investments	74,142	2,485	33,460	—	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$77,430	$2,610	$43,589	$136,080	$38,184

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Growth	Growth
	Growth & Income	Opportunities	Opportunities	Fidelity® VIP	Fidelity® VIP High
	Portfolio - Service	Portfolio - Initial	Portfolio - Service	Growth Portfolio -	Income Portfolio -
	Class 2	Class	Class 2	Initial Class	Initial Class
ASSETS
Investments, at fair value	$35,820	$563,719	$464,787	$1,419,939	$123,153
Total assets	$35,820	$563,719	$464,787	$1,419,939	$123,153
NET ASSETS

Accumulation units	$35,820	$563,719	$464,787	$1,415,919	$123,153
Contracts in payout (annuitization) period	—	—	—	4,020	—
Total net assets	$35,820	$563,719	$464,787	$1,419,939	$123,153
FUND SHARE INFORMATION

Number of shares	1,120	5,655	4,821	14,531	25,236

Cost of investments	$22,330	$246,980	$289,207	$1,074,857	$135,607
UNIT VALUE (1)

Lowest	$49.38	$90.02	$87.99	$55.57	$23.87

Highest	$55.99	$90.02	$101.17	$61.18	$23.87

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Growth	Growth
	Growth & Income	Opportunities	Opportunities	Fidelity® VIP	Fidelity® VIP High
	Portfolio - Service Portfolio - Initial		Portfolio - Service	Growth Portfolio -	Income Portfolio -
	Class 2	Class	Class 2	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$449	$—	$—	$3,905	$7,768
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(438)	(5,742)	(5,747)	(15,187)	(1,385)
Administrative expense	(63)	(499)	(846)	(1,321)	(121)
Net investment income (loss)	(52)	(6,241)	(6,593)	(12,603)	6,262
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	1,792	8,760	52,055	81,691	10,102
Cost of investments sold	1,013	4,334	33,610	60,290	11,450
Realized gains (losses) on fund shares:	779	4,426	18,445	21,401	(1,348)
Realized gain distributions	3,242	7,836	6,270	173,246	—
Net realized gains (losses)	4,021	12,262	24,715	194,647	(1,348)
Change in unrealized gains (losses)	2,027	89,283	65,673	(14,937)	5,270
Net realized and change in
unrealized gains (losses) on investments	6,048	101,545	90,388	179,710	3,922
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,996	$95,304	$83,795	$167,107	$10,184

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

				Fidelity® VIP
	Fidelity® VIP High	Fidelity® VIP	Fidelity® VIP	Investment Grade	Fidelity® VIP Mid
	Income Portfolio -	Index 500 Portfolio	Index 500 Portfolio	Bond Portfolio -	Cap Portfolio -
	Service Class 2	- Initial Class	- Service Class 2	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$2,708	$1,199,941	$1,221,377	$133,763	$303,207
Total assets	$2,708	$1,199,941	$1,221,377	$133,763	$303,207
NET ASSETS

Accumulation units	$2,708	$1,199,941	$1,213,482	$133,763	$303,207
Contracts in payout (annuitization) period	—	—	7,895	—	—
Total net assets	$2,708	$1,199,941	$1,221,377	$133,763	$303,207
FUND SHARE INFORMATION

Number of shares	587	1,818	1,878	11,775	8,621

Cost of investments	$2,955	$393,876	$541,187	$148,406	$290,139
UNIT VALUE (1)

Lowest	$20.24	$53.45	$48.26	$20.69	$32.51

Highest	$22.95	$53.45	$55.49	$20.69	$50.85

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

				Fidelity® VIP
	Fidelity® VIP High	Fidelity® VIP	Fidelity® VIP	Investment Grade	Fidelity® VIP Mid
	Income Portfolio -	Index 500 Portfolio	Index 500 Portfolio	Bond Portfolio -	Cap Portfolio -
	Service Class 2	- Initial Class	- Service Class 2	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$172	$12,988	$9,985	$5,484	$709
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(32)	(12,934)	(13,984)	(2,196)	(3,958)
Administrative expense	(4)	(1,125)	(2,175)	(191)	(568)
Net investment income (loss)	136	(1,071)	(6,174)	3,097	(3,817)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	37	115,805	165,819	159,432	35,745
Cost of investments sold	41	42,350	78,468	178,595	34,234
Realized gains (losses) on fund shares:	(4)	73,455	87,351	(19,163)	1,511
Realized gain distributions	—	5,939	5,846	—	35,003
Net realized gains (losses)	(4)	79,394	93,197	(19,163)	36,514
Change in unrealized gains (losses)	77	91,262	82,160	27,890	(4,565)
Net realized and change in
unrealized gains (losses) on investments	73	170,656	175,357	8,727	31,949
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$209	$169,585	$169,183	$11,824	$28,132

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Fidelity® VIP		Franklin Growth		Franklin Large Cap
	Overseas Portfolio -	Franklin DynaTech	and Income VIP	Franklin Income	Growth VIP Fund -
	Initial Class	VIP Fund - Class 2	Fund - Class 2	VIP Fund - Class 2	Class 2
ASSETS
Investments, at fair value	$51,156	$35,631	$3,619,807	$4,285,427	$4,227,840
Total assets	$51,156	$35,631	$3,619,807	$4,285,427	$4,227,840
NET ASSETS

Accumulation units	$51,156	$35,631	$3,525,630	$4,250,987	$4,161,155
Contracts in payout (annuitization) period	—	—	94,177	34,440	66,685
Total net assets	$51,156	$35,631	$3,619,807	$4,285,427	$4,227,840
FUND SHARE INFORMATION

Number of shares	1,859	5,415	492,491	282,680	235,797

Cost of investments	$38,246	$33,383	$4,112,217	$4,159,184	$4,227,058
UNIT VALUE (1)

Lowest	$23.73	$54.04	$34.75	$23.66	$44.10

Highest	$24.65	$61.27	$57.74	$29.70	$51.39

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

	Fidelity® VIP		Franklin Growth		Franklin Large Cap
	Overseas Portfolio -	Franklin DynaTech	and Income VIP	Franklin Income	Growth VIP Fund -
	Initial Class	VIP Fund - Class 2	Fund - Class 2	VIP Fund - Class 2	Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$1,029	$—	$75,091	$216,292	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(923)	(558)	(44,887)	(55,256)	(54,774)
Administrative expense	(80)	(62)	(6,635)	(7,431)	(8,001)
Net investment income (loss)	26	(620)	23,569	153,605	(62,775)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	62,762	800	376,041	703,450	681,451
Cost of investments sold	46,094	812	450,176	715,427	650,159
Realized gains (losses) on fund shares:	16,668	(12)	(74,135)	(11,977)	31,292
Realized gain distributions	5,868	—	323,299	45,464	828,842
Net realized gains (losses)	22,536	(12)	249,164	33,487	860,134
Change in unrealized gains (losses)	(7,997)	5,548	218,361	257,224	(554,285)
Net realized and change in
unrealized gains (losses) on investments	14,539	5,536	467,525	290,711	305,849
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$14,565	$4,916	$491,094	$444,316	$243,074

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

				Franklin U.S.	Goldman Sachs
	Franklin Mutual	Franklin Mutual	Franklin Small Cap	Government	VIT Large Cap
	Global Discovery	Shares VIP Fund -	Value VIP Fund -	Securities VIP	Value Fund -
	VIP Fund - Class 2	Class 2	Class 2	Fund - Class 2	Institutional Class
ASSETS
Investments, at fair value	$327,775	$2,631,017	$1,904,363	$715,286	$20,906
Total assets	$327,775	$2,631,017	$1,904,363	$715,286	$20,906
NET ASSETS

Accumulation units	$298,951	$2,551,725	$1,872,610	$708,466	$20,906
Contracts in payout (annuitization) period	28,824	79,292	31,753	6,820	—
Total net assets	$327,775	$2,631,017	$1,904,363	$715,286	$20,906
FUND SHARE INFORMATION

Number of shares	17,197	163,417	137,301	68,122	2,556

Cost of investments	$325,988	$2,687,791	$1,954,413	$805,016	$23,802
UNIT VALUE (1)

Lowest	$26.84	$24.29	$35.34	$10.64	$30.70

Highest	$38.73	$39.38	$69.23	$12.70	$34.81

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

				Franklin U.S.	Goldman Sachs
	Franklin Mutual	Franklin Mutual	Franklin Small Cap	Government	VIT Large Cap
	Global Discovery	Shares VIP Fund -	Value VIP Fund -	Securities VIP	Value Fund -
	VIP Fund - Class 2	Class 2	Class 2	Fund - Class 2	Institutional Class
NET INVESTMENT INCOME (LOSS)
Dividends	$7,702	$52,852	$19,663	$22,860	$223
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(4,971)	(34,255)	(24,227)	(9,349)	(271)
Administrative expense	(769)	(4,969)	(3,503)	(1,336)	(38)
Net investment income (loss)	1,962	13,628	(8,067)	12,175	(86)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	154,064	497,226	286,223	42,024	372
Cost of investments sold	157,562	502,065	299,405	48,210	401
Realized gains (losses) on fund shares:	(3,498)	(4,839)	(13,182)	(6,186)	(29)
Realized gain distributions	42,692	260,402	153,356	—	2,776
Net realized gains (losses)	39,194	255,563	140,174	(6,186)	2,747
Change in unrealized gains (losses)	35,761	(22,584)	(22,272)	28,854	(908)
Net realized and change in
unrealized gains (losses) on investments	74,955	232,979	117,902	22,668	1,839
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$76,917	$246,607	$109,835	$34,843	$1,753

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

		Goldman Sachs
	Goldman Sachs	VIT Small Cap	Goldman Sachs	Invesco V.I.	Invesco V.I.
	VIT Mid Cap Value	Equity Insights	VIT U.S. Equity	American	American
	Fund - Institutional	Fund - Institutional	Insights Fund -	Franchise Fund -	Franchise Fund -
	Class	Class	Institutional Class	Series I	Series II
ASSETS
Investments, at fair value	$69,849	$54,694	$39,031	$6,535,642	$2,011,870
Total assets	$69,849	$54,694	$39,031	$6,535,642	$2,011,870
NET ASSETS

Accumulation units	$69,849	$54,694	$39,031	$6,369,877	$2,011,870
Contracts in payout (annuitization) period	—	—	—	165,765	—
Total net assets	$69,849	$54,694	$39,031	$6,535,642	$2,011,870
FUND SHARE INFORMATION

Number of shares	4,288	3,830	1,791	80,687	27,962

Cost of investments	$69,492	$49,864	$32,342	$4,347,569	$1,516,265
UNIT VALUE (1)

Lowest	$38.48	$35.91	$50.64	$30.38	$47.84

Highest	$43.63	$40.72	$57.42	$86.59	$81.01

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

		Goldman Sachs
	Goldman Sachs	VIT Small Cap	Goldman Sachs	Invesco V.I.	Invesco V.I.
	VIT Mid Cap Value	Equity Insights	VIT U.S. Equity	American	American
	Fund - Institutional Fund - Institutional		Insights Fund -	Franchise Fund -	Franchise Fund -
	Class	Class	Institutional Class	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$807	$373	$257	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(1,133)	(826)	(497)	(76,290)	(27,389)
Administrative expense	(126)	(94)	(68)	(6,491)	(2,718)
Net investment income (loss)	(452)	(547)	(308)	(82,781)	(30,107)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	1,389	1,405	1,004	875,193	73,928
Cost of investments sold	1,323	1,273	784	564,698	49,874
Realized gains (losses) on fund shares:	66	132	220	310,495	24,054
Realized gain distributions	7,314	4,243	4,869	608,763	201,642
Net realized gains (losses)	7,380	4,375	5,089	919,258	225,696
Change in unrealized gains (losses)	(2,146)	2,957	45	(206,609)	(16,643)
Net realized and change in
unrealized gains (losses) on investments	5,234	7,332	5,134	712,649	209,053
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,782	$6,785	$4,826	$629,868	$178,946

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I. Core
	American Value	American Value	Comstock Fund -	Comstock Fund -	Equity Fund -
	Fund - Series I	Fund - Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$3,026,965	$2,102,943	$702,575	$4,833,694	$3,315,315
Total assets	$3,026,965	$2,102,943	$702,575	$4,833,694	$3,315,315
NET ASSETS

Accumulation units	$2,879,178	$2,073,914	$692,811	$4,779,145	$3,239,377
Contracts in payout (annuitization) period	147,787	29,029	9,764	54,549	75,938
Total net assets	$3,026,965	$2,102,943	$702,575	$4,833,694	$3,315,315
FUND SHARE INFORMATION

Number of shares	166,775	118,409	32,800	227,041	92,015

Cost of investments	$2,647,050	$1,765,763	$543,054	$3,712,187	$2,677,615
UNIT VALUE (1)

Lowest	$17.42	$17.18	$49.93	$37.08	$31.33

Highest	$79.37	$81.75	$62.03	$60.62	$74.11

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I. Core
	American Value	American Value	Comstock Fund -	Comstock Fund -	Equity Fund -
	Fund - Series I	Fund - Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$13,012	$4,208	$11,251	$67,343	$21,751
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(35,276)	(27,409)	(8,633)	(67,045)	(40,239)
Administrative expense	(3,281)	(3,506)	(662)	(8,430)	(3,392)
Net investment income (loss)	(25,545)	(26,707)	1,956	(8,132)	(21,880)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	348,180	205,703	66,243	539,968	626,124
Cost of investments sold	313,283	167,660	49,357	408,922	505,103
Realized gains (losses) on fund shares:	34,897	38,043	16,886	131,046	121,021
Realized gain distributions	434,185	302,319	70,940	499,057	250,392
Net realized gains (losses)	469,082	340,362	87,826	630,103	371,413
Change in unrealized gains (losses)	53,154	28,212	9,319	43,308	119,601
Net realized and change in
unrealized gains (losses) on investments	522,236	368,574	97,145	673,411	491,014
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$496,691	$341,867	$99,101	$665,279	$469,134

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

					Invesco V.I.
	Invesco V.I. Core	Invesco V.I. Core	Invesco V.I. Core	Invesco V.I.	Discovery Large
	Equity Fund -	Plus Bond Fund -	Plus Bond Fund -	Discovery Large	Cap Fund - Series
	Series II	Series I	Series II	Cap Fund - Series I	II
ASSETS
Investments, at fair value	$31,599	$340,881	$1,581,131	$422,201	$5,544,883
Total assets	$31,599	$340,881	$1,581,131	$422,201	$5,544,883
NET ASSETS

Accumulation units	$31,599	$340,881	$1,555,066	$422,201	$5,453,460
Contracts in payout (annuitization) period	—	—	26,065	—	91,423
Total net assets	$31,599	$340,881	$1,581,131	$422,201	$5,544,883
FUND SHARE INFORMATION

Number of shares	884	58,270	274,026	6,675	93,585

Cost of investments	$25,098	$375,963	$1,583,832	$308,016	$4,341,180
UNIT VALUE (1)

Lowest	$34.50	$14.88	$10.26	$43.22	$48.54

Highest	$46.83	$18.85	$15.52	$43.22	$69.14

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

					Invesco V.I.
	Invesco V.I. Core	Invesco V.I. Core	Invesco V.I. Core	Invesco V.I.	Discovery Large
	Equity Fund -	Plus Bond Fund -	Plus Bond Fund -	Discovery Large	Cap Fund - Series
	Series II	Series I	Series II	Cap Fund - Series I	II
NET INVESTMENT INCOME (LOSS)
Dividends	$123	$14,709	$64,344	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(468)	(4,096)	(20,853)	(4,717)	(71,709)
Administrative expense	(45)	(349)	(3,084)	(410)	(10,569)
Net investment income (loss)	(390)	10,264	40,407	(5,127)	(82,278)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	602	44,432	842,405	76,996	1,187,571
Cost of investments sold	478	46,440	848,847	52,497	887,478
Realized gains (losses) on fund shares:	124	(2,008)	(6,442)	24,499	300,093
Realized gain distributions	2,252	—	—	48,113	696,067
Net realized gains (losses)	2,376	(2,008)	(6,442)	72,612	996,160
Change in unrealized gains (losses)	1,873	11,140	52,740	(23,128)	(344,532)
Net realized and change in
unrealized gains (losses) on investments	4,249	9,132	46,298	49,484	651,628
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,859	$19,396	$86,705	$44,357	$569,350

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery Mid Cap	Discovery Mid Cap	Diversified	Diversified	Equally-Weighted
	Growth Fund -	Growth Fund -	Dividend Fund -	Dividend Fund -	S&P 500 Fund -
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$763,951	$1,972,373	$5,815,084	$654,851	$2,610,389
Total assets	$763,951	$1,972,373	$5,815,084	$654,851	$2,610,389
NET ASSETS

Accumulation units	$762,062	$1,967,890	$5,503,576	$654,851	$2,559,403
Contracts in payout (annuitization) period	1,889	4,483	311,508	—	50,986
Total net assets	$763,951	$1,972,373	$5,815,084	$654,851	$2,610,389
FUND SHARE INFORMATION

Number of shares	10,158	31,105	213,633	24,353	90,923

Cost of investments	$666,133	$1,945,210	$4,526,182	$473,968	$2,511,357
UNIT VALUE (1)

Lowest	$16.30	$15.88	$42.23	$32.34	$13.09

Highest	$28.09	$59.54	$130.81	$43.76	$13.47

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery Mid Cap	Discovery Mid Cap	Diversified	Diversified	Equally-Weighted
	Growth Fund -	Growth Fund -	Dividend Fund -	Dividend Fund -	S&P 500 Fund -
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$90,717	$9,118	$40,054
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(10,334)	(26,531)	(69,036)	(8,781)	(33,695)
Administrative expense	(837)	(3,516)	(5,595)	(761)	(2,561)
Net investment income (loss)	(11,171)	(30,047)	16,086	(424)	3,798
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	171,287	141,907	518,607	65,364	424,235
Cost of investments sold	147,535	136,390	396,775	46,939	395,449
Realized gains (losses) on fund shares:	23,752	5,517	121,832	18,425	28,786
Realized gain distributions	70,645	193,192	433,749	51,261	195,723
Net realized gains (losses)	94,397	198,709	555,581	69,686	224,509
Change in unrealized gains (losses)	(53,344)	(107,011)	175,712	14,894	6,111
Net realized and change in
unrealized gains (losses) on investments	41,053	91,698	731,293	84,580	230,620
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$29,882	$61,651	$747,379	$84,156	$234,418

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Invesco V.I.			Invesco V.I. EQV	Invesco V.I. EQV
	Equally-Weighted	Invesco V.I. Equity	Invesco V.I. Equity	International	International
	S&P 500 Fund -	and Income Fund -	and Income Fund -	Equity Fund -	Equity Fund -
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$1,830,847	$1,370,392	$1,934,095	$705,269	$51,474
Total assets	$1,830,847	$1,370,392	$1,934,095	$705,269	$51,474
NET ASSETS

Accumulation units	$1,830,847	$1,215,012	$1,930,829	$688,635	$51,474
Contracts in payout (annuitization) period	—	155,380	3,266	16,634	—
Total net assets	$1,830,847	$1,370,392	$1,934,095	$705,269	$51,474
FUND SHARE INFORMATION

Number of shares	66,819	75,008	106,738	19,531	1,454

Cost of investments	$1,773,162	$1,259,991	$1,752,342	$559,525	$46,119
UNIT VALUE (1)

Lowest	$12.77	$23.74	$24.01	$21.89	$14.57

Highest	$13.05	$58.40	$43.43	$41.39	$33.70

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

	Invesco V.I.			Invesco V.I. EQV	Invesco V.I. EQV
	Equally-Weighted	Invesco V.I. Equity	Invesco V.I. Equity	International	International
	S&P 500 Fund -	and Income Fund -	and Income Fund -	Equity Fund -	Equity Fund -
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$24,898	$28,860	$34,753	$10,950	$563
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(28,232)	(16,842)	(26,303)	(9,382)	(733)
Administrative expense	(3,035)	(1,387)	(3,453)	(778)	(48)
Net investment income (loss)	(6,369)	10,631	4,997	790	(218)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	70,966	227,412	224,092	206,289	1,969
Cost of investments sold	67,507	211,349	207,324	169,937	1,676
Realized gains (losses) on fund shares:	3,459	16,063	16,768	36,352	293
Realized gain distributions	143,957	73,312	99,709	48,601	3,074
Net realized gains (losses)	147,416	89,375	116,477	84,953	3,367
Change in unrealized gains (losses)	9,656	49,331	72,909	21,885	3,120
Net realized and change in
unrealized gains (losses) on investments	157,072	138,706	189,386	106,838	6,487
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$150,703	$149,337	$194,383	$107,628	$6,269

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Invesco V.I. Global	Invesco V.I. Global			Invesco V.I. Global
	Core Equity Fund -	Core Equity Fund -	Invesco V.I. Global	Invesco V.I. Global	Strategic Income
	Series I	Series II	Fund - Series I	Fund - Series II	Fund - Series I
ASSETS
Investments, at fair value	$1,171,776	$221,400	$559,200	$1,142,694	$331,694
Total assets	$1,171,776	$221,400	$559,200	$1,142,694	$331,694
NET ASSETS

Accumulation units	$1,032,612	$221,400	$559,200	$1,142,694	$331,694
Contracts in payout (annuitization) period	139,164	—	—	—	—
Total net assets	$1,171,776	$221,400	$559,200	$1,142,694	$331,694
FUND SHARE INFORMATION

Number of shares	99,387	18,715	14,735	31,479	72,581

Cost of investments	$930,546	$169,088	$500,871	$1,086,952	$349,643
UNIT VALUE (1)

Lowest	$31.82	$26.11	$48.71	$39.42	$4.84

Highest	$56.77	$32.83	$48.71	$71.98	$23.94

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

	Invesco V.I. Global	Invesco V.I. Global			Invesco V.I. Global
	Core Equity Fund -	Core Equity Fund -	Invesco V.I. Global	Invesco V.I. Global	Strategic Income
	Series I	Series II	Fund - Series I	Fund - Series II	Fund - Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$15,442	$2,378	$—	$—	$21,803
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(14,132)	(2,812)	(6,161)	(14,170)	(4,261)
Administrative expense	(1,129)	(274)	(536)	(2,051)	(371)
Net investment income (loss)	181	(708)	(6,697)	(16,221)	17,171
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	113,943	9,291	67,118	89,721	94,524
Cost of investments sold	86,164	7,029	56,489	77,626	101,259
Realized gains (losses) on fund shares:	27,779	2,262	10,629	12,095	(6,735)
Realized gain distributions	76,453	14,506	98,755	209,430	—
Net realized gains (losses)	104,232	16,768	109,384	221,525	(6,735)
Change in unrealized gains (losses)	44,592	10,697	(35,284)	(68,356)	30,390
Net realized and change in
unrealized gains (losses) on investments	148,824	27,465	74,100	153,169	23,655
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$149,005	$26,757	$67,403	$136,948	$40,826

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

		Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I. Global	Government Money	Government Money	Government	Invesco V.I.
	Strategic Income	Market Fund -	Market Fund -	Securities Fund -	Growth and Income
	Fund - Series II	Series I	Series II	Series I	Fund - Series II
ASSETS
Investments, at fair value	$3,602,323	$154,018	$16	$332,330	$2,304,186
Total assets	$3,602,323	$154,018	$16	$332,330	$2,304,186
NET ASSETS

Accumulation units	$3,519,025	$153,279	$16	$332,330	$2,256,761
Contracts in payout (annuitization) period	83,298	739	—	—	47,425
Total net assets	$3,602,323	$154,018	$16	$332,330	$2,304,186
FUND SHARE INFORMATION

Number of shares	763,204	154,018	16	31,205	107,975

Cost of investments	$3,806,076	$154,018	$16	$358,970	$2,046,817
UNIT VALUE (1)

Lowest	$13.86	$9.46	$9.02	$13.03	$35.30

Highest	$20.74	$12.30	$10.05	$17.85	$61.01

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

		Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I. Global	Government Money	Government Money	Government	Invesco V.I.
	Strategic Income	Market Fund -	Market Fund -	Securities Fund -	Growth and Income
	Fund - Series II	Series I	Series II	Series I	Fund - Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$188,731	$6,077	$—	$10,300	$26,124
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(47,843)	(2,133)	—	(4,018)	(29,176)
Administrative expense	(6,892)	(153)	—	(363)	(4,230)
Net investment income (loss)	133,996	3,791	—	5,919	(7,282)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	679,213	6,014	—	86,038	319,728
Cost of investments sold	732,440	6,014	—	93,722	289,663
Realized gains (losses) on fund shares:	(53,227)	—	—	(7,684)	30,065
Realized gain distributions	—	—	—	—	170,048
Net realized gains (losses)	(53,227)	—	—	(7,684)	200,113
Change in unrealized gains (losses)	301,420	—	—	23,779	91,466
Net realized and change in
unrealized gains (losses) on investments	248,193	—	—	16,095	291,579
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$382,189	$3,791	$—	$22,014	$284,297

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Invesco V.I. High	Invesco V.I. High	Invesco V.I. Main	Invesco V.I. Main	Invesco V.I. Main
	Yield Fund - Series	Yield Fund - Series	Street Fund® -	Street Fund® -	Street Mid Cap
	I	II	Series I	Series II	Fund® - Series I
ASSETS
Investments, at fair value	$321,165	$309,199	$1,624,085	$7,407,475	$431,827
Total assets	$321,165	$309,199	$1,624,085	$7,407,475	$431,827
NET ASSETS

Accumulation units	$315,552	$302,273	$1,619,461	$7,322,650	$431,697
Contracts in payout (annuitization) period	5,613	6,926	4,624	84,825	130
Total net assets	$321,165	$309,199	$1,624,085	$7,407,475	$431,827
FUND SHARE INFORMATION

Number of shares	67,756	66,210	73,322	345,337	39,221

Cost of investments	$357,687	$353,508	$1,514,256	$7,114,698	$430,011
UNIT VALUE(1)

Lowest	$20.92	$12.45	$45.91	$43.74	$36.25

Highest	$39.58	$27.59	$45.91	$66.23	$51.37

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

	Invesco V.I. High	Invesco V.I. High	Invesco V.I. Main	Invesco V.I. Main	Invesco V.I. Main
	Yield Fund - Series	Yield Fund - Series	Street Fund® -	Street Fund® -	Street Mid Cap
	I	II	Series I	Series II	Fund® - Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$22,075	$21,082	$8,337	$22,754	$1,408
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(4,041)	(5,412)	(17,625)	(91,799)	(5,210)
Administrative expense	(330)	(611)	(1,533)	(13,888)	(428)
Net investment income (loss)	17,704	15,059	(10,821)	(82,933)	(4,230)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	41,640	57,886	96,067	1,204,936	37,365
Cost of investments sold	45,325	62,256	92,745	1,195,394	37,295
Realized gains (losses) on fund shares:	(3,685)	(4,370)	3,322	9,542	70
Realized gain distributions	—	—	95,355	456,575	41,540
Net realized gains (losses)	(3,685)	(4,370)	98,677	466,117	41,610
Change in unrealized gains (losses)	2,967	4,325	120,383	577,512	(5,831)
Net realized and change in
unrealized gains (losses) on investments	(718)	(45)	219,060	1,043,629	35,779
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$16,986	$15,014	$208,239	$960,696	$31,549

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Invesco V.I. Main	Invesco V.I. Main	Invesco V.I. Main	Invesco V.I.	Invesco V.I.
	Street Mid Cap	Street Small Cap	Street Small Cap	Technology Fund -	Technology Fund -
	Fund® - Series II	Fund® - Series I	Fund® - Series II	Series I	Series II
ASSETS
Investments, at fair value	$53,458	$328,170	$2,197,797	$579,515	$334,565
Total assets	$53,458	$328,170	$2,197,797	$579,515	$334,565
NET ASSETS

Accumulation units	$53,458	$328,170	$2,151,118	$552,266	$334,565
Contracts in payout (annuitization) period	—	—	46,679	27,249	—
Total net assets	$53,458	$328,170	$2,197,797	$579,515	$334,565
FUND SHARE INFORMATION

Number of shares	5,091	11,499	79,314	22,558	15,722

Cost of investments	$54,073	$259,387	$1,775,317	$465,014	$348,762
UNIT VALUE(1)

Lowest	$31.31	$56.94	$42.16	$67.75	$63.36

Highest	$40.62	$56.94	$77.35	$77.17	$69.87

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

	Invesco V.I. Main	Invesco V.I. Main	Invesco V.I. Main	Invesco V.I.	Invesco V.I.
	Street Mid Cap	Street Small Cap	Street Small Cap	Technology Fund -	Technology Fund -
	Fund® - Series II	Fund® - Series I	Fund® - Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$52	$1,494	$4,939	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(776)	(3,860)	(27,938)	(6,850)	(4,215)
Administrative expense	(49)	(336)	(4,084)	(527)	(295)
Net investment income (loss)	(773)	(2,702)	(27,083)	(7,377)	(4,510)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	819	62,259	243,896	49,049	4,502
Cost of investments sold	806	48,266	188,594	39,809	4,804
Realized gains (losses) on fund shares:	13	13,993	55,302	9,240	(302)
Realized gain distributions	4,972	33,522	219,623	61,316	41,292
Net realized gains (losses)	4,985	47,515	274,925	70,556	40,990
Change in unrealized gains (losses)	(838)	(22,304)	(105,424)	28,765	15,088
Net realized and change in
unrealized gains (losses) on investments	4,147	25,211	169,501	99,321	56,078
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,374	$22,509	$142,418	$91,944	$51,568

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

		Lord Abbett		Lord Abbett
	Lord Abbett Bond	Fundamental	Lord Abbett	Growth	Lord Abbett Mid
	Debenture Portfolio	Equity Portfolio -	Growth and Income	Opportunities	Cap Stock Portfolio
	- Class VC	Class VC	Portfolio - Class VC	Portfolio - Class VC	- Class VC
ASSETS
Investments, at fair value	$1,648,839	$732,185	$927,126	$814,500	$1,492,409
Total assets	$1,648,839	$732,185	$927,126	$814,500	$1,492,409
NET ASSETS

Accumulation units	$1,613,394	$732,185	$917,504	$804,558	$1,470,973
Contracts in payout (annuitization) period	35,445	—	9,622	9,942	21,436
Total net assets	$1,648,839	$732,185	$927,126	$814,500	$1,492,409
FUND SHARE INFORMATION

Number of shares	155,404	38,577	22,095	73,312	57,290

Cost of investments	$1,757,923	$645,483	$741,718	$879,167	$1,312,942
UNIT VALUE(1)

Lowest	$20.57	$36.68	$32.95	$44.10	$27.11

Highest	$24.09	$43.75	$39.63	$53.03	$33.05

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

		Lord Abbett		Lord Abbett
	Lord Abbett Bond	Fundamental	Lord Abbett	Growth	Lord Abbett Mid
	Debenture Portfolio	Equity Portfolio -	Growth and Income	Opportunities	Cap Stock Portfolio
	- Class VC	Class VC	Portfolio - Class VC	Portfolio - Class VC	- Class VC
NET INVESTMENT INCOME (LOSS)
Dividends	$95,832	$2,982	$5,006	$—	$4,762
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(20,204)	(8,846)	(11,105)	(10,311)	(18,938)
Administrative expense	(3,106)	(1,332)	(1,631)	(1,548)	(2,777)
Net investment income (loss)	72,522	(7,196)	(7,730)	(11,859)	(16,953)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	216,352	133,324	52,109	171,434	207,831
Cost of investments sold	229,835	119,878	40,303	164,102	179,927
Realized gains (losses) on fund shares:	(13,483)	13,446	11,806	7,332	27,904
Realized gain distributions	—	68,477	92,692	126,112	116,451
Net realized gains (losses)	(13,483)	81,923	104,498	133,444	144,355
Change in unrealized gains (losses)	48,434	8,933	29,136	(20,847)	(49,547)
Net realized and change in
unrealized gains (losses) on investments	34,951	90,856	133,634	112,597	94,808
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$107,473	$83,660	$125,904	$100,738	$77,855

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	LVIP Nomura
	SMID Cap Core	MFS® VIT	MFS® VIT New	MFS® VIT Total	MFS® VIT II High
	Fund - Standard	Investors Trust	Discovery Series -	Return Bond Series	Yield Portfolio -
	Class	Series - Initial Class	Initial Class	- Initial Class	Initial Class
ASSETS
Investments, at fair value	$368,707	$178,992	$216,350	$101,140	$80,749
Total assets	$368,707	$178,992	$216,350	$101,140	$80,749
NET ASSETS

Accumulation units	$368,707	$178,992	$216,350	$101,140	$80,749
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$368,707	$178,992	$216,350	$101,140	$80,749
FUND SHARE INFORMATION

Number of shares	12,559	6,842	13,869	8,586	15,864

Cost of investments	$296,196	$174,978	$230,100	$105,066	$90,216
UNIT VALUE(1)

Lowest	$47.09	$45.09	$38.54	$21.72	$26.82

Highest	$47.09	$45.09	$38.54	$21.72	$26.82

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

	LVIP Nomura
	SMID Cap Core	MFS® VIT	MFS® VIT New	MFS® VIT Total	MFS® VIT II High
	Fund - Standard	Investors Trust	Discovery Series -	Return Bond Series	Yield Portfolio -
	Class	Series - Initial Class	Initial Class	- Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$1,985	$2,701	$—	$4,405	$5,304
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(3,956)	(1,919)	(2,332)	(1,451)	(917)
Administrative expense	(344)	(167)	(203)	(126)	(80)
Net investment income (loss)	(2,315)	615	(2,535)	2,828	4,307
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	11,084	2,710	12,581	90,167	16,368
Cost of investments sold	9,274	2,056	14,955	94,069	18,473
Realized gains (losses) on fund shares:	1,810	654	(2,374)	(3,902)	(2,105)
Realized gain distributions	8,791	69,128	—	—	—
Net realized gains (losses)	10,601	69,782	(2,374)	(3,902)	(2,105)
Change in unrealized gains (losses)	17,372	(51,035)	27,335	8,328	3,492
Net realized and change in
unrealized gains (losses) on investments	27,973	18,747	24,961	4,426	1,387
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$25,658	$19,362	$22,426	$7,254	$5,694

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Portfolio - Class I	Portfolio - Class II	Portfolio - Class II	Portfolio - Class I	Portfolio - Class II
ASSETS
Investments, at fair value	$433,471	$1,796,251	$723,348	$98,938	$14,982
Total assets	$433,471	$1,796,251	$723,348	$98,938	$14,982
NET ASSETS

Accumulation units	$433,471	$1,784,609	$713,951	$98,938	$14,982
Contracts in payout (annuitization) period	—	11,642	9,397	—	—
Total net assets	$433,471	$1,796,251	$723,348	$98,938	$14,982
FUND SHARE INFORMATION

Number of shares	59,380	279,355	135,459	5,631	857

Cost of investments	$497,254	$2,247,321	$911,877	$72,809	$11,418
UNIT VALUE(1)

Lowest	$76.80	$44.83	$19.11	$32.29	$44.89

Highest	$98.27	$102.64	$33.52	$48.54	$51.52

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Portfolio - Class I	Portfolio - Class II	Portfolio - Class II	Portfolio - Class I	Portfolio - Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$1,853	$7,150	$100,470	$356	$48
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(5,779)	(27,314)	(8,864)	(1,210)	(158)
Administrative expense	(412)	(3,489)	(1,325)	(88)	(26)
Net investment income (loss)	(4,338)	(23,653)	90,281	(942)	(136)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	107,469	213,787	79,445	6,509	950
Cost of investments sold	135,312	239,175	101,218	5,218	793
Realized gains (losses) on fund shares:	(27,843)	(25,388)	(21,773)	1,291	157
Realized gain distributions	—	—	—	2,955	451
Net realized gains (losses)	(27,843)	(25,388)	(21,773)	4,246	608
Change in unrealized gains (losses)	87,837	239,589	20,920	20,904	3,211
Net realized and change in
unrealized gains (losses) on investments	59,994	214,201	(853)	25,150	3,819
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$55,656	$190,548	$89,428	$24,208	$3,683

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	Morgan Stanley	Morgan Stanley	Nomura VIP Small
	Strategist Portfolio	Strategist Portfolio	VIF Growth	VIF Growth	Cap Value Series -
	- Class I	- Class II	Portfolio - Class I	Portfolio - Class II	Standard Class
ASSETS
Investments, at fair value	$1,158,526	$176,065	$10,553,744	$2,689,186	$619,548
Total assets	$1,158,526	$176,065	$10,553,744	$2,689,186	$619,548
NET ASSETS

Accumulation units	$1,008,497	$176,065	$9,895,025	$2,688,228	$613,649
Contracts in payout (annuitization) period	150,029	—	658,719	958	5,899
Total net assets	$1,158,526	$176,065	$10,553,744	$2,689,186	$619,548
FUND SHARE INFORMATION

Number of shares	110,970	17,044	397,355	134,124	15,458

Cost of investments	$1,070,711	$163,376	$9,236,732	$2,442,474	$484,532
UNIT VALUE(1)

Lowest	$19.54	$20.15	$25.57	$24.20	$80.13

Highest	$94.82	$27.32	$141.47	$137.34	$80.13

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	Morgan Stanley	Morgan Stanley	Nomura VIP Small
	Strategist Portfolio	Strategist Portfolio	VIF Growth	VIF Growth	Cap Value Series -
	- Class I	- Class II	Portfolio - Class I	Portfolio - Class II	Standard Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$7,912
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(14,938)	(2,385)	(132,205)	(38,204)	(7,034)
Administrative expense	(1,188)	(189)	(11,024)	(4,051)	(612)
Net investment income (loss)	(16,126)	(2,574)	(143,229)	(42,255)	266
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	173,256	4,646	1,249,223	172,316	87,622
Cost of investments sold	165,559	4,549	1,156,477	154,968	69,086
Realized gains (losses) on fund shares:	7,697	97	92,746	17,348	18,536
Realized gain distributions	41,746	5,818	—	—	38,535
Net realized gains (losses)	49,443	5,915	92,746	17,348	57,071
Change in unrealized gains (losses)	141,598	20,522	2,960,628	723,370	(16,236)
Net realized and change in
unrealized gains (losses) on investments	191,041	26,437	3,053,374	740,718	40,835
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$174,915	$23,863	$2,910,145	$698,463	$41,101

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

		PIMCO VIT
	PIMCO VIT	Emerging		PIMCO VIT
	CommodityRealReturn®	Markets Bond	PIMCO VIT Real	Total Return	Putnam VT Core
	Strategy Portfolio -	Portfolio -	Return Portfolio -	Portfolio -	Equity Fund -
	Advisor Class	Advisor Class	Advisor Class	Advisor Class	Class IB
ASSETS
Investments, at fair value	$2,010	$6,343	$47,044	$40,827	$5,751,954
Total assets	$2,010	$6,343	$47,044	$40,827	$5,751,954
NET ASSETS

Accumulation units	$2,010	$6,343	$40,159	$40,827	$5,511,750
Contracts in payout (annuitization) period	—	—	6,885	—	240,204
Total net assets	$2,010	$6,343	$47,044	$40,827	$5,751,954
FUND SHARE INFORMATION

Number of shares	313	555	3,917	4,320	243,727

Cost of investments	$3,306	$7,005	$47,812	$46,488	$3,994,571
UNIT VALUE(1)

Lowest	$7.50	$18.34	$13.79	$14.55	$34.70

Highest	$8.45	$20.66	$15.55	$16.39	$84.92

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

		PIMCO VIT
	PIMCO VIT	Emerging		PIMCO VIT
	CommodityRealReturn®	Markets Bond	PIMCO VIT Real	Total Return	Putnam VT Core
	Strategy Portfolio -	Portfolio -	Return Portfolio -	Portfolio -	Equity Fund -
	Advisor Class	Advisor Class	Advisor Class	Advisor Class	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$51	$403	$1,609	$1,728	$22,612
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(25)	(77)	(647)	(594)	(71,980)
Administrative expense	(4)	(11)	(95)	(82)	(827)
Net investment income (loss)	22	315	867	1,052	(50,195)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	31	106	8,827	6,962	626,028
Cost of investments sold	55	123	8,960	8,057	461,257
Realized gains (losses) on fund shares:	(24)	(17)	(133)	(1,095)	164,771
Realized gain distributions	—	—	—	—	473,899
Net realized gains (losses)	(24)	(17)	(133)	(1,095)	638,670
Change in unrealized gains (losses)	292	441	2,333	3,030	200,812
Net realized and change in
unrealized gains (losses) on investments	268	424	2,200	1,935	839,482
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$290	$739	$3,067	$2,987	$789,287

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

			Putnam VT
		Putnam VT	Focused
	Putnam VT	Emerging Markets	International	Putnam VT George	Putnam VT Global
	Diversified Income	Equity Fund - Class	Equity Fund - Class	Putnam Balanced	Asset Allocation
	Fund - Class IB	IB	IB	Fund - Class IB	Fund - Class IB
ASSETS
Investments, at fair value	$712,199	$396,040	$1,513,888	$2,868,240	$1,061,184
Total assets	$712,199	$396,040	$1,513,888	$2,868,240	$1,061,184
NET ASSETS

Accumulation units	$690,643	$385,592	$1,372,684	$2,743,664	$1,054,955
Contracts in payout (annuitization) period	21,556	10,448	141,204	124,576	6,229
Total net assets	$712,199	$396,040	$1,513,888	$2,868,240	$1,061,184
FUND SHARE INFORMATION

Number of shares	151,210	15,470	79,344	168,819	53,379

Cost of investments	$934,153	$279,489	$1,215,060	$1,819,182	$850,227
UNIT VALUE(1)

Lowest	$19.94	$12.05	$15.96	$25.59	$28.65

Highest	$21.69	$25.58	$26.69	$37.70	$44.11

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

			Putnam VT
		Putnam VT	Focused
	Putnam VT	Emerging Markets	International	Putnam VT George	Putnam VT Global
	Diversified Income	Equity Fund - Class	Equity Fund - Class	Putnam Balanced	Asset Allocation
	Fund - Class IB	IB	IB	Fund - Class IB	Fund - Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$45,093	$2,338	$46,748	$40,158	$24,740
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(9,481)	(4,497)	(17,981)	(36,182)	(15,292)
Administrative expense	—	—	(219)	(1,209)	(1,026)
Net investment income (loss)	35,612	(2,159)	28,548	2,767	8,422
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	133,864	47,140	260,339	351,881	428,127
Cost of investments sold	178,616	37,943	239,068	237,495	334,365
Realized gains (losses) on fund shares:	(44,752)	9,197	21,271	114,386	93,762
Realized gain distributions	—	—	—	104,341	133,443
Net realized gains (losses)	(44,752)	9,197	21,271	218,727	227,205
Change in unrealized gains (losses)	61,577	93,721	370,373	109,792	(94,356)
Net realized and change in
unrealized gains (losses) on investments	16,825	102,918	391,644	328,519	132,849
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$52,437	$100,759	$420,192	$331,286	$141,271

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

		Putnam VT			Putnam VT
	Putnam VT Global	Government Money	Putnam VT High		International
	Health Care Fund -	Market Fund -	Yield Fund - Class	Putnam VT Income	Equity Fund - Class
	Class IB	Class IB	IB	Fund - Class IB	IB
ASSETS
Investments, at fair value	$1,791,170	$5,761,311	$1,412,415	$3,006,229	$3,245,385
Total assets	$1,791,170	$5,761,311	$1,412,415	$3,006,229	$3,245,385
NET ASSETS

Accumulation units	$1,737,441	$5,655,833	$1,370,551	$2,909,927	$3,202,639
Contracts in payout (annuitization) period	53,729	105,478	41,864	96,302	42,746
Total net assets	$1,791,170	$5,761,311	$1,412,415	$3,006,229	$3,245,385
FUND SHARE INFORMATION

Number of shares	106,554	5,761,311	246,065	367,061	163,826

Cost of investments	$1,566,177	$5,761,312	$1,511,604	$3,733,485	$2,370,400
UNIT VALUE(1)

Lowest	$42.39	$8.68	$21.37	$13.52	$18.09

Highest	$59.59	$11.32	$35.25	$19.72	$37.11

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

		Putnam VT			Putnam VT
	Putnam VT Global	Government Money	Putnam VT High		International
	Health Care Fund -	Market Fund -	Yield Fund - Class	Putnam VT Income	Equity Fund - Class
	Class IB	Class IB	IB	Fund - Class IB	IB
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$236,724	$88,094	$146,147	$351
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(22,892)	(86,165)	(17,576)	(38,990)	(39,551)
Administrative expense	(384)	(12,046)	(1,781)	(3,949)	(2,275)
Net investment income (loss)	(23,276)	138,513	68,737	103,208	(41,475)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	234,474	2,062,772	155,730	506,302	510,066
Cost of investments sold	220,280	2,062,772	171,499	646,048	419,300
Realized gains (losses) on fund shares:	14,194	—	(15,769)	(139,746)	90,766
Realized gain distributions	121,635	—	—	—	193,489
Net realized gains (losses)	135,829	—	(15,769)	(139,746)	284,255
Change in unrealized gains (losses)	107,812	—	46,110	207,484	685,850
Net realized and change in
unrealized gains (losses) on investments	243,641	—	30,341	67,738	970,105
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$220,365	$138,513	$99,078	$170,946	$928,630

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Putnam VT	Putnam VT Large	Putnam VT Large	Putnam VT	Putnam VT
	International Value	Cap Growth Fund -	Cap Value Fund -	Mortgage Securities	Research Fund -
	Fund - Class IB	Class IB	Class IB	Fund - Class IB	Class IB
ASSETS
Investments, at fair value	$495,823	$11,011,271	$14,428,173	$685,330	$1,714,424
Total assets	$495,823	$11,011,271	$14,428,173	$685,330	$1,714,424
NET ASSETS

Accumulation units	$474,333	$10,698,159	$13,473,203	$659,568	$1,647,224
Contracts in payout (annuitization) period	21,490	313,112	954,970	25,762	67,200
Total net assets	$495,823	$11,011,271	$14,428,173	$685,330	$1,714,424
FUND SHARE INFORMATION

Number of shares	31,262	626,352	404,264	110,537	36,200

Cost of investments	$348,145	$6,459,391	$9,442,154	$952,530	$755,542
UNIT VALUE(1)

Lowest	$22.63	$32.10	$25.44	$16.36	$42.87

Highest	$27.51	$45.13	$80.08	$18.71	$84.86

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

	Putnam VT	Putnam VT Large	Putnam VT Large	Putnam VT	Putnam VT
	International Value	Cap Growth Fund -	Cap Value Fund -	Mortgage Securities	Research Fund -
	Fund - Class IB	Class IB	Class IB	Fund - Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$6,169	$—	$205,592	$56,260	$9,480
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(6,269)	(136,116)	(180,209)	(8,786)	(21,249)
Administrative expense	—	(2,121)	(5,798)	—	(142)
Net investment income (loss)	(100)	(138,237)	19,585	47,474	(11,911)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	77,962	2,519,677	2,469,774	61,747	228,469
Cost of investments sold	61,153	1,904,254	1,783,327	89,928	109,745
Realized gains (losses) on fund shares:	16,809	615,423	686,447	(28,181)	118,724
Realized gain distributions	4,325	1,010,515	983,451	—	101,459
Net realized gains (losses)	21,134	1,625,938	1,669,898	(28,181)	220,183
Change in unrealized gains (losses)	112,487	(180,245)	712,392	29,916	44,711
Net realized and change in
unrealized gains (losses) on investments	133,621	1,445,693	2,382,290	1,735	264,894
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$133,521	$1,307,456	$2,401,875	$49,209	$252,983

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

				Putnam VT	Templeton
	Putnam VT Small	Putnam VT Small	Putnam VT	Sustainable	Developing
	Cap Growth Fund -	Cap Value Fund -	Sustainable Future	Leaders Fund -	Markets VIP Fund
	Class IB	Class IB	Fund - Class IB	Class IB	- Class 2
ASSETS
Investments, at fair value	$89,101	$1,588,325	$365,716	$7,825,967	$603,260
Total assets	$89,101	$1,588,325	$365,716	$7,825,967	$603,260
NET ASSETS

Accumulation units	$89,101	$1,581,123	$360,417	$7,514,584	$599,120
Contracts in payout (annuitization) period	—	7,202	5,299	311,383	4,140
Total net assets	$89,101	$1,588,325	$365,716	$7,825,967	$603,260
FUND SHARE INFORMATION

Number of shares	4,135	146,931	24,862	169,027	49,939

Cost of investments	$71,327	$1,737,471	$389,151	$5,415,603	$451,718
UNIT VALUE(1)

Lowest	$62.45	$39.12	$55.12	$26.55	$25.13

Highest	$68.43	$68.84	$60.41	$92.71	$59.99

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

				Putnam VT	Templeton
	Putnam VT Small	Putnam VT Small	Putnam VT	Sustainable	Developing
	Cap Growth Fund -	Cap Value Fund -	Sustainable Future	Leaders Fund -	Markets VIP Fund
	Class IB	Class IB	Fund - Class IB	Class IB	- Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$313	$11,239	$393	$52,282	$2,953
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(1,266)	(20,895)	(5,196)	(97,306)	(7,207)
Administrative expense	—	(222)	—	(486)	(1,040)
Net investment income (loss)	(953)	(9,878)	(4,803)	(45,510)	(5,294)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	1,791	235,506	65,737	1,375,329	132,133
Cost of investments sold	1,477	270,173	70,317	992,484	118,641
Realized gains (losses) on fund shares:	314	(34,667)	(4,580)	382,845	13,492
Realized gain distributions	5,440	153,803	57,957	919,777	9,215
Net realized gains (losses)	5,754	119,136	53,377	1,302,622	22,707
Change in unrealized gains (losses)	1,203	(53,536)	(43,075)	(602,397)	182,735
Net realized and change in
unrealized gains (losses) on investments	6,957	65,600	10,302	700,225	205,442
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$6,004	$55,722	$5,499	$654,715	$200,148

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

Templeton Foreign
VIP Fund - Class 2
ASSETS
Investments, at fair value	$3,135,445
Total assets	$3,135,445
NET ASSETS

Accumulation units	$3,084,796
Contracts in payout (annuitization) period	50,649
Total net assets	$3,135,445
FUND SHARE INFORMATION

Number of shares	193,307

Cost of investments	$2,658,014
UNIT VALUE(1)

Lowest	$17.50

Highest	$31.49

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

Templeton Foreign
VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$68,841
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(39,364)
Administrative expense	(5,659)
Net investment income (loss)	23,818
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales.	720,837
Cost of investments sold	651,136
Realized gains (losses) on fund shares:	69,701
Realized gain distributions	192,219
Net realized gains (losses)	261,920
Change in unrealized gains (losses)	450,329
Net realized and change in
unrealized gains (losses) on investments	712,249
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$736,067

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the sub-account. Otherwise, when more than one contract is available for investment, a high and low UV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Discovery	VPS International	VPS Large Cap	Alliance Bernstein	Allspring VT Index
	Value Portfolio -	Value Portfolio -	Growth Portfolio -	VPS Relative Value	Asset Allocation
	Class B	Class B	Class B	Portfolio - Class B	Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,856)	$762	$(24,408)	$(11,316)	$(61)
Net realized gains (losses)	42,728	588	165,384	154,836	23,948
Change in unrealized gains (losses)	(35,151)	44,227	(7,869)	(10,757)	(12,526)
Increase (decrease) in net assets from operations	2,721	45,577	133,107	132,763	11,361
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(9,039)	(804)	(34,863)	(124,944)	(70,496)
Contract maintenance charge	(1,843)	(561)	(5,560)	(3,810)	(112)
Transfers among the sub-accounts and with the
Fixed Account - net	1,456	(1,720)	(80,768)	(24,458)	1,137
Increase (decrease) in net assets from contract
transactions	(9,426)	(3,085)	(121,191)	(153,212)	(69,471)
INCREASE (DECREASE) IN NETASSETS	(6,705)	42,492	11,916	(20,449)	(58,110)
NET ASSETS AT BEGINNING OF PERIOD	393,062	118,680	1,449,041	1,661,005	203,956
NET ASSETS AT END OF PERIOD	$386,357	$161,172	$1,460,957	$1,640,556	$145,846
UNITS OUTSTANDING

Units outstanding at beginning of period	7,605	10,651	23,622	41,013	5,927
Units issued	32	—	431	79	33
Units redeemed	(216)	(219)	(3,829)	(3,684)	(2,111)
Units outstanding at end of period	7,421	10,432	20,224	37,408	3,849

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

	Allspring VT	AST Balanced	AST Government		AST J.P. Morgan
	Opportunity Fund -	Asset Allocation	Money Market	AST International	Conservative Multi-
	Class 2	Portfolio	Portfolio	Equity Portfolio	Asset Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(466)	$(350)	$—	$(39)	$(255)
Net realized gains (losses)	4,393	(200)	—	33	9,738
Change in unrealized gains (losses)	(1,827)	2,448	—	743	(7,992)
Increase (decrease) in net assets from operations	2,100	1,898	—	737	1,491
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,420)	(2,567)	—	—	(19,235)
Contract maintenance charge	—	—	—	(4)	(12)
Transfers among the sub-accounts and with the
Fixed Account - net	702	(15,809)	—	—	—
Increase (decrease) in net assets from contract
transactions	(718)	(18,376)	—	(4)	(19,247)
INCREASE (DECREASE) IN NET ASSETS	1,382	(16,478)	—	733	(17,756)
NET ASSETS AT BEGINNING OF PERIOD	39,027	32,164	9	2,371	17,756
NET ASSETS AT END OF PERIOD	$40,409	$15,686	$9	$3,104	$—
UNITS OUTSTANDING

Units outstanding at beginning of period	1,546	1,579	2	148	1,170
Units issued	39	899	—	—	—
Units redeemed	(65)	(1,793)	—	—	(1,170)
Units outstanding at end of period	1,520	685	2	148	—

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

			AST Multi-Asset	AST Multi-Asset	AST PGIM
	AST Large-Cap	AST Large-Cap	Diversified Plus	Diversified	Aggressive Multi-
	Growth Portfolio	Value Portfolio	Portfolio	Portfolio	Asset Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(315)	$(185)	$(362)	$(384)	$(319)
Net realized gains (losses)	118	19	875	20,337	5,188
Change in unrealized gains (losses)	3,518	1,999	1,339	(16,731)	(2,966)
Increase (decrease) in net assets from operations	3,321	1,833	1,852	3,222	1,903
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(1,121)	(29,532)	(2,341)
Contract maintenance charge	(31)	(18)	(30)	(18)	—
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	2	—	(14,300)
Increase (decrease) in net assets from contract
transactions	(31)	(18)	(1,149)	(29,550)	(16,641)
INCREASE (DECREASE) IN NET ASSETS	3,290	1,815	703	(26,328)	(14,738)
NET ASSETS AT BEGINNING OF PERIOD	21,535	12,676	17,033	26,328	29,170
NET ASSETS AT END OF PERIOD	$24,825	$14,491	$17,736	$—	$14,432
UNITS OUTSTANDING

Units outstanding at beginning of period	337	512	1,319	1,232	1,627
Units issued	—	—	—	—	927
Units redeemed	(1)	(1)	(84)	(1,232)	(1,848)
Units outstanding at end of period	336	511	1,235	—	706

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

				BNY Mellon	BNY Mellon VIF,
	AST Preservation			Sustainable U.S.	Appreciation
	Asset Allocation	AST Small-Cap	BNY Mellon Stock	Equity Portfolio,	Portfolio - Initial
	Portfolio	Equity Portfolio	Index Fund, Inc.	Inc.	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(941)	$(73)	$(4,690)	$(1,432)	$(643)
Net realized gains (losses)	494	16	205,631	12,620	10,714
Change in unrealized gains (losses)	6,365	373	117,507	8,681	(3,925)
Increase (decrease) in net assets from operations	5,918	316	318,448	19,869	6,146
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(147,391)	(1,347)	(140)
Contract maintenance charge	(60)	(7)	(586)	(88)	(27)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(11,323)	779	97
Increase (decrease) in net assets from contract
transactions	(60)	(7)	(159,300)	(656)	(70)
INCREASE (DECREASE) IN NET ASSETS	5,858	309	159,148	19,213	6,076
NET ASSETS AT BEGINNING OF PERIOD	61,116	5,329	2,122,344	137,864	70,673
NET ASSETS AT END OF PERIOD	$66,974	$5,638	$2,281,492	$157,077	$76,749
UNITS OUTSTANDING

Units outstanding at beginning of period	3,566	147	45,999	4,343	1,638
Units issued	—	—	175	22	2
Units redeemed	(4)	—	(3,572)	(45)	(4)
Units outstanding at end of period	3,562	147	42,602	4,320	1,636

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	BNY Mellon VIF,	ContrafundSM	ContrafundSM	Equity-Income	Freedom 2010
	Government Money	Portfolio - Initial	Portfolio - Service	PortfolioSM - Initial	PortfolioSM -
	Market Portfolio	Class	Class 2	Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4,438	$(18,704)	$(20,887)	$4,889	$100
Net realized gains (losses)	—	352,483	311,119	74,261	(4,688)
Change in unrealized gains (losses)	—	(26,890)	(52,489)	72,478	6,130
Increase (decrease) in net assets from operations	4,438	306,889	237,743	151,628	1,542
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(18,731)	(189,662)	(262,412)	(86,068)	(48,192)
Contract maintenance charge	(184)	(606)	(2,324)	(303)	(63)
Transfers among the sub-accounts and with the
Fixed Account - net	1,702	39,764	42,621	(6,484)	(1)
Increase (decrease) in net assets from contract
transactions	(17,213)	(150,504)	(222,115)	(92,855)	(48,256)
INCREASE (DECREASE) IN NET ASSETS	(12,775)	156,385	15,628	58,773	(46,714)
NET ASSETS AT BEGINNING OF PERIOD	180,747	1,658,433	1,312,381	916,454	57,419
NET ASSETS AT END OF PERIOD	$167,972	$1,814,818	$1,328,009	$975,227	$10,705
UNITS OUTSTANDING

Units outstanding at beginning of period	17,624	23,504	26,780	22,518	3,177
Units issued	212	575	1,235	158	—
Units redeemed	(1,880)	(2,577)	(5,394)	(2,290)	(2,606)
Units outstanding at end of period	15,956	21,502	22,621	20,386	571

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Freedom 2020	Freedom 2030	Freedom Income	Government Money	Government Money
	PortfolioSM -	PortfolioSM -	PortfolioSM -	Market Portfolio -	Market Portfolio -
	Service Class 2	Service Class 2	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,288	$125	$10,129	$136,080	$38,184
Net realized gains (losses)	(86,218)	1,000	(893)	—	—
Change in unrealized gains (losses)	160,360	1,485	34,353	—	—
Increase (decrease) in net assets from operations	77,430	2,610	43,589	136,080	38,184
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,641,073)	—	(53,577)	(502,162)	(162,319)
Contract maintenance charge	(1,991)	—	(3,534)	(1,773)	(4,490)
Transfers among the sub-accounts and with the
Fixed Account - net	9,257	—	357	157,749	69,084
Increase (decrease) in net assets from contract
transactions	(1,633,807)	—	(56,754)	(346,186)	(97,725)
INCREASE (DECREASE) IN NET ASSETS	(1,556,377)	2,610	(13,165)	(210,106)	(59,541)
NET ASSETS AT BEGINNING OF PERIOD	2,060,637	19,564	586,905	5,233,743	1,777,821
NET ASSETS AT END OF PERIOD	$504,260	$22,174	$573,740	$5,023,637	$1,718,280
UNITS OUTSTANDING

Units outstanding at beginning of period	104,274	849	38,306	502,168	186,128
Units issued	40,938	—	47	113,229	8,331
Units redeemed	(123,639)	—	(3,703)	(146,269)	(18,222)
Units outstanding at end of period	21,573	849	34,650	469,128	176,237

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Growth	Growth
	Growth & Income	Opportunities	Opportunities	Fidelity® VIP	Fidelity® VIP High
	Portfolio - Service Portfolio - Initial		Portfolio - Service	Growth Portfolio -	Income Portfolio -
	Class 2	Class	Class 2	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(52)	$(6,241)	$(6,593)	$(12,603)	$6,262
Net realized gains (losses)	4,021	12,262	24,715	194,647	(1,348)
Change in unrealized gains (losses)	2,027	89,283	65,673	(14,937)	5,270
Increase (decrease) in net assets from operations	5,996	95,304	83,795	167,107	10,184
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,011)	(2,447)	(45,461)	(62,865)	(8,570)
Contract maintenance charge	(12)	(109)	—	(408)	(44)
Transfers among the sub-accounts and with the
Fixed Account - net	(219)	2,911	694	6,185	153
Increase (decrease) in net assets from contract
transactions	(1,242)	355	(44,767)	(57,088)	(8,461)
INCREASE (DECREASE) IN NET ASSETS	4,754	95,659	39,028	110,019	1,723
NET ASSETS AT BEGINNING OF PERIOD	31,066	468,060	425,759	1,309,920	121,430
NET ASSETS AT END OF PERIOD	$35,820	$563,719	$464,787	$1,419,939	$123,153
UNITS OUTSTANDING

Units outstanding at beginning of period	692	6,262	5,231	25,393	5,544
Units issued	1	33	7	140	7
Units redeemed	(23)	(32)	(462)	(1,318)	(392)
Units outstanding at end of period	670	6,263	4,776	24,215	5,159

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

				Fidelity® VIP
	Fidelity® VIP High	Fidelity® VIP	Fidelity® VIP	Investment Grade	Fidelity® VIP Mid
	Income Portfolio -	Index 500 Portfolio	Index 500 Portfolio	Bond Portfolio -	Cap Portfolio -
	Service Class 2	- Initial Class	- Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$136	$(1,071)	$(6,174)	$3,097	$(3,817)
Net realized gains (losses)	(4)	79,394	93,197	(19,163)	36,514
Change in unrealized gains (losses)	77	91,262	82,160	27,890	(4,565)
Increase (decrease) in net assets from operations	209	169,585	169,183	11,824	28,132
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(99,182)	(146,223)	(115,374)	(30,027)
Contract maintenance charge	(1)	(341)	(544)	(109)	(408)
Transfers among the sub-accounts and with the
Fixed Account - net	130	(1,737)	84,924	(38,199)	992
Increase (decrease) in net assets from contract
transactions	129	(101,260)	(61,843)	(153,682)	(29,443)
INCREASE (DECREASE) IN NET ASSETS	338	68,325	107,340	(141,858)	(1,311)
NET ASSETS AT BEGINNING OF PERIOD	2,370	1,131,616	1,114,037	275,621	304,518
NET ASSETS AT END OF PERIOD	$2,708	$1,199,941	$1,221,377	$133,763	$303,207
UNITS OUTSTANDING

Units outstanding at beginning of period	117	24,623	23,796	14,109	8,774
Units issued	6	10	1,649	170	59
Units redeemed	—	(2,185)	(2,842)	(7,812)	(959)
Units outstanding at end of period	123	22,448	22,603	6,467	7,874

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

	Fidelity® VIP		Franklin Growth		Franklin Large Cap
	Overseas Portfolio -	Franklin DynaTech	and Income VIP	Franklin Income	Growth VIP Fund -
	Initial Class	VIP Fund - Class 2	Fund - Class 2	VIP Fund - Class 2	Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$26	$(620)	$23,569	$153,605	$(62,775)
Net realized gains (losses)	22,536	(12)	249,164	33,487	860,134
Change in unrealized gains (losses)	(7,997)	5,548	218,361	257,224	(554,285)
Increase (decrease) in net assets from operations	14,565	4,916	491,094	444,316	243,074
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	150	204	2,071
Transfers for contract benefits and terminations	(61,378)	—	(262,938)	(633,041)	(362,717)
Contract maintenance charge	(55)	(180)	(2,077)	(2,708)	(2,491)
Transfers among the sub-accounts and with the
Fixed Account - net	(163)	(1)	(41,569)	99,765	(9,899)
Increase (decrease) in net assets from contract
transactions	(61,596)	(181)	(306,434)	(535,780)	(373,036)
INCREASE (DECREASE) IN NET ASSETS	(47,031)	4,735	184,660	(91,464)	(129,962)
NET ASSETS AT BEGINNING OF PERIOD	98,187	30,896	3,435,147	4,376,891	4,357,802
NET ASSETS AT END OF PERIOD	$51,156	$35,631	$3,619,807	$4,285,427	$4,227,840
UNITS OUTSTANDING

Units outstanding at beginning of period	4,835	663	72,458	169,791	93,570
Units issued	7	—	424	4,393	5,664
Units redeemed	(2,753)	(4)	(6,505)	(24,153)	(13,314)
Units outstanding at end of period	2,089	659	66,377	150,031	85,920

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

				Franklin U.S.	Goldman Sachs
	Franklin Mutual	Franklin Mutual	Franklin Small Cap	Government	VIT Large Cap
	Global Discovery	Shares VIP Fund -	Value VIP Fund -	Securities VIP	Value Fund -
	VIP Fund - Class 2	Class 2	Class 2	Fund - Class 2	Institutional Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,962	$13,628	$(8,067)	$12,175	$(86)
Net realized gains (losses)	39,194	255,563	140,174	(6,186)	2,747
Change in unrealized gains (losses)	35,761	(22,584)	(22,272)	28,854	(908)
Increase (decrease) in net assets from operations	76,917	246,607	109,835	34,843	1,753
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	318	—	198	—
Transfers for contract benefits and terminations	(146,227)	(388,799)	(155,162)	(18,718)	—
Contract maintenance charge	(896)	(2,311)	(1,737)	(624)	(49)
Transfers among the sub-accounts and with the
Fixed Account - net	(75)	3,137	(45,240)	10,800	134
Increase (decrease) in net assets from contract
transactions	(147,198)	(387,655)	(202,139)	(8,344)	85
INCREASE (DECREASE) IN NET ASSETS	(70,281)	(141,048)	(92,304)	26,499	1,838
NET ASSETS AT BEGINNING OF PERIOD	398,056	2,772,065	1,996,667	688,787	19,068
NET ASSETS AT END OF PERIOD	$327,775	$2,631,017	$1,904,363	$715,286	$20,906
UNITS OUTSTANDING

Units outstanding at beginning of period	15,923	82,088	34,502	59,902	632
Units issued	37	2,153	1,096	2,003	5
Units redeemed	(5,193)	(13,494)	(4,734)	(2,744)	(1)
Units outstanding at end of period	10,767	70,747	30,864	59,161	636

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

		Goldman Sachs
	Goldman Sachs	VIT Small Cap	Goldman Sachs	Invesco V.I.	Invesco V.I.
	VIT Mid Cap Value	Equity Insights	VIT U.S. Equity	American	American
	Fund - Institutional	Fund - Institutional	Insights Fund -	Franchise Fund -	Franchise Fund -
	Class	Class	Institutional Class	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(452)	$(547)	$(308)	$(82,781)	$(30,107)
Net realized gains (losses)	7,380	4,375	5,089	919,258	225,696
Change in unrealized gains (losses)	(2,146)	2,957	45	(206,609)	(16,643)
Increase (decrease) in net assets from operations	4,782	6,785	4,826	629,868	178,946
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	4,500	5,780
Transfers for contract benefits and terminations	—	—	—	(678,739)	(22,849)
Contract maintenance charge	(130)	(59)	(70)	(3,552)	(3,156)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(101)	(47)	(52,115)	(491)
Increase (decrease) in net assets from contract
transactions	(131)	(160)	(117)	(729,906)	(20,716)
INCREASE (DECREASE) IN NET ASSETS	4,651	6,625	4,709	(100,038)	158,230
NET ASSETS AT BEGINNING OF PERIOD	65,198	48,069	34,322	6,635,680	1,853,640
NET ASSETS AT END OF PERIOD	$69,849	$54,694	$39,031	$6,535,642	$2,011,870
UNITS OUTSTANDING

Units outstanding at beginning of period	1,819	1,517	724	130,072	32,725
Units issued	—	11	7	1,082	366
Units redeemed	(4)	(13)	(8)	(15,300)	(640)
Units outstanding at end of period	1,815	1,515	723	115,854	32,451

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I. Core
	American Value	American Value	Comstock Fund -	Comstock Fund -	Equity Fund -
	Fund - Series I	Fund - Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(25,545)	$(26,707)	$1,956	$(8,132)	$(21,880)
Net realized gains (losses)	469,082	340,362	87,826	630,103	371,413
Change in unrealized gains (losses)	53,154	28,212	9,319	43,308	119,601
Increase (decrease) in net assets from operations	496,691	341,867	99,101	665,279	469,134
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,520	—	1,036	1,500
Transfers for contract benefits and terminations	(186,374)	(95,674)	(54,921)	(277,911)	(555,336)
Contract maintenance charge	(1,735)	(5,120)	(260)	(10,120)	(2,295)
Transfers among the sub-accounts and with the
Fixed Account - net	(73,636)	(24,802)	450	(133,086)	(11,047)
Increase (decrease) in net assets from contract
transactions	(261,745)	(123,076)	(54,731)	(420,081)	(567,178)
INCREASE (DECREASE) IN NET ASSETS	234,946	218,791	44,370	245,198	(98,044)
NET ASSETS AT BEGINNING OF PERIOD	2,792,019	1,884,152	658,205	4,588,496	3,413,359
NET ASSETS AT END OF PERIOD	$3,026,965	$2,102,943	$702,575	$4,833,694	$3,315,315
UNITS OUTSTANDING

Units outstanding at beginning of period	120,193	41,001	14,174	108,888	91,709
Units issued	1,719	1,159	46	1,170	376
Units redeemed	(11,334)	(3,433)	(1,071)	(11,158)	(14,474)
Units outstanding at end of period	110,578	38,727	13,149	98,900	77,611

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

					Invesco V.I.
	Invesco V.I. Core	Invesco V.I. Core	Invesco V.I. Core	Invesco V.I.	Discovery Large
	Equity Fund -	Plus Bond Fund -	Plus Bond Fund -	Discovery Large	Cap Fund - Series
	Series II	Series I	Series II	Cap Fund - Series I	II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(390)	$10,264	$40,407	$(5,127)	$(82,278)
Net realized gains (losses)	2,376	(2,008)	(6,442)	72,612	996,160
Change in unrealized gains (losses)	1,873	11,140	52,740	(23,128)	(344,532)
Increase (decrease) in net assets from operations	3,859	19,396	86,705	44,357	569,350
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	1,036
Transfers for contract benefits and terminations	—	(36,855)	(513,569)	(67,829)	(768,533)
Contract maintenance charge	(89)	(135)	(2,534)	(189)	(3,944)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	2,228	86,039	(994)	(86,785)
Increase (decrease) in net assets from contract
transactions	(90)	(34,762)	(430,064)	(69,012)	(858,226)
INCREASE (DECREASE) IN NET ASSETS	3,769	(15,366)	(343,359)	(24,655)	(288,876)
NET ASSETS AT BEGINNING OF PERIOD	27,830	356,247	1,924,490	446,856	5,833,759
NET ASSETS AT END OF PERIOD	$31,599	$340,881	$1,581,131	$422,201	$5,544,883
UNITS OUTSTANDING

Units outstanding at beginning of period	837	21,920	194,056	11,517	98,610
Units issued	—	319	38,558	81	4,459
Units redeemed	(2)	(2,404)	(81,656)	(1,829)	(18,436)
Units outstanding at end of period	835	19,835	150,958	9,769	84,633

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery Mid Cap	Discovery Mid Cap	Diversified	Diversified	Equally-Weighted
	Growth Fund -	Growth Fund -	Dividend Fund -	Dividend Fund -	S&P 500 Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,171)	$(30,047)	$16,086	$(424)	$3,798
Net realized gains (losses)	94,397	198,709	555,581	69,686	224,509
Change in unrealized gains (losses)	(53,344)	(107,011)	175,712	14,894	6,111
Increase (decrease) in net assets from operations	29,882	61,651	747,379	84,156	234,418
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	180	420	—	—
Transfers for contract benefits and terminations	(151,044)	(86,648)	(354,030)	(24,890)	(256,267)
Contract maintenance charge	(266)	(3,519)	(1,916)	(260)	(451)
Transfers among the sub-accounts and with the
Fixed Account - net	(7,323)	8,947	(58,151)	(28,375)	(39,778)
Increase (decrease) in net assets from contract
transactions	(158,633)	(81,040)	(413,677)	(53,525)	(296,496)
INCREASE (DECREASE) IN NET ASSETS	(128,751)	(19,389)	333,702	30,631	(62,078)
NET ASSETS AT BEGINNING OF PERIOD	892,702	1,991,762	5,481,382	624,220	2,672,467
NET ASSETS AT END OF PERIOD	$763,951	$1,972,373	$5,815,084	$654,851	$2,610,389
UNITS OUTSTANDING

Units outstanding at beginning of period	42,386	56,554	48,240	20,903	223,180
Units issued	58	840	251	59	7,120
Units redeemed	(7,936)	(4,172)	(3,666)	(1,613)	(31,284)
Units outstanding at end of period	34,508	53,222	44,825	19,349	199,016

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

	Invesco V.I.			Invesco V.I. EQV	Invesco V.I. EQV
	Equally-Weighted	Invesco V.I. Equity	Invesco V.I. Equity	International	International
	S&P 500 Fund -	and Income Fund -	and Income Fund -	Equity Fund -	Equity Fund -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(6,369)	$10,631	$4,997	$790	$(218)
Net realized gains (losses)	147,416	89,375	116,477	84,953	3,367
Change in unrealized gains (losses)	9,656	49,331	72,909	21,885	3,120
Increase (decrease) in net assets from operations	150,703	149,337	194,383	107,628	6,269
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,600	—	2,400
Transfers for contract benefits and terminations	(32,594)	(195,065)	(167,986)	(184,373)	(1,190)
Contract maintenance charge	(7,122)	(744)	(2,773)	(359)	—
Transfers among the sub-accounts and with the
Fixed Account - net	906	(778)	10,880	(3,475)	(4)
Increase (decrease) in net assets from contract
transactions	(38,810)	(196,587)	(158,279)	(188,207)	1,206
INCREASE (DECREASE) IN NET ASSETS	111,893	(47,250)	36,104	(80,579)	7,475
NET ASSETS AT BEGINNING OF PERIOD	1,718,954	1,417,642	1,897,991	785,848	43,999
NET ASSETS AT END OF PERIOD	$1,830,847	$1,370,392	$1,934,095	$705,269	$51,474
UNITS OUTSTANDING

Units outstanding at beginning of period	145,918	57,263	58,416	33,357	1,626
Units issued	78	512	1,212	385	78
Units redeemed	(3,227)	(7,702)	(5,938)	(8,532)	(37)
Units outstanding at end of period	142,769	50,073	53,690	25,210	1,667

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

	Invesco V.I. Global	Invesco V.I. Global			Invesco V.I. Global
	Core Equity Fund -	Core Equity Fund -	Invesco V.I. Global	Invesco V.I. Global	Strategic Income
	Series I	Series II	Fund - Series I	Fund - Series II	Fund - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$181	$(708)	$(6,697)	$(16,221)	$17,171
Net realized gains (losses)	104,232	16,768	109,384	221,525	(6,735)
Change in unrealized gains (losses)	44,592	10,697	(35,284)	(68,356)	30,390
Increase (decrease) in net assets from operations	149,005	26,757	67,403	136,948	40,826
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(47,046)	(5,866)	(58,161)	(62,186)	(88,120)
Contract maintenance charge	(491)	(350)	(108)	(1,747)	(134)
Transfers among the sub-accounts and with the
Fixed Account - net	(24,068)	13	(484)	8,426	3,507
Increase (decrease) in net assets from contract
transactions	(71,605)	(6,203)	(58,753)	(55,507)	(84,747)
INCREASE (DECREASE) IN NET ASSETS	77,400	20,554	8,650	81,441	(43,921)
NET ASSETS AT BEGINNING OF PERIOD	1,094,376	200,846	550,550	1,061,253	375,615
NET ASSETS AT END OF PERIOD	$1,171,776	$221,400	$559,200	$1,142,694	$331,694
UNITS OUTSTANDING

Units outstanding at beginning of period	24,585	8,163	12,872	17,866	23,915
Units issued	540	—	43	325	450
Units redeemed	(2,036)	(209)	(1,435)	(1,196)	(4,977)
Units outstanding at end of period	23,089	7,954	11,480	16,995	19,388

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

		Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I. Global	Government Money	Government Money	Government	Invesco V.I.
	Strategic Income	Market Fund -	Market Fund -	Securities Fund -	Growth and Income
	Fund - Series II	Series I	Series II	Series I	Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$133,996	$3,791	$—	$5,919	$(7,282)
Net realized gains (losses)	(53,227)	—	—	(7,684)	200,113
Change in unrealized gains (losses)	301,420	—	—	23,779	91,466
Increase (decrease) in net assets from operations	382,189	3,791	—	22,014	284,297
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,683	—	—	—	1,786
Transfers for contract benefits and terminations	(340,892)	(3,566)	—	(79,214)	(181,446)
Contract maintenance charge	(1,573)	(67)	—	(278)	(2,326)
Transfers among the sub-accounts and with the
Fixed Account - net	(184,256)	278	1	4,174	(75,044)
Increase (decrease) in net assets from contract
transactions	(522,038)	(3,355)	1	(75,318)	(257,030)
INCREASE (DECREASE) IN NET ASSETS	(139,849)	436	1	(53,304)	27,267
NET ASSETS AT BEGINNING OF PERIOD	3,742,172	153,582	15	385,634	2,276,919
NET ASSETS AT END OF PERIOD	$3,602,323	$154,018	$16	$332,330	$2,304,186
UNITS OUTSTANDING

Units outstanding at beginning of period	213,807	15,364	2	24,866	48,110
Units issued	5,762	32	—	415	675
Units redeemed	(34,403)	(369)	—	(5,259)	(5,922)
Units outstanding at end of period	185,166	15,027	2	20,022	42,863

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

	Invesco V.I. High	Invesco V.I. High	Invesco V.I. Main	Invesco V.I. Main	Invesco V.I. Main
	Yield Fund - Series	Yield Fund - Series	Street Fund® -	Street Fund® -	Street Mid Cap
	I	II	Series I	Series II	Fund® - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$17,704	$15,059	$(10,821)	$(82,933)	$(4,230)
Net realized gains (losses)	(3,685)	(4,370)	98,677	466,117	41,610
Change in unrealized gains (losses)	2,967	4,325	120,383	577,512	(5,831)
Increase (decrease) in net assets from operations	16,986	15,014	208,239	960,696	31,549
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	11,707	—
Transfers for contract benefits and terminations	(34,072)	(48,996)	(75,383)	(782,601)	(31,856)
Contract maintenance charge	(164)	(1,235)	(808)	(3,322)	(190)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,606)	5,358	5,718	(183,957)	598
Increase (decrease) in net assets from contract
transactions	(35,842)	(44,873)	(70,473)	(958,173)	(31,448)
INCREASE (DECREASE) IN NET ASSETS	(18,856)	(29,859)	137,766	2,523	101
NET ASSETS AT BEGINNING OF PERIOD	340,021	339,058	1,486,319	7,404,952	431,726
NET ASSETS AT END OF PERIOD	$321,165	$309,199	$1,624,085	$7,407,475	$431,827
UNITS OUTSTANDING

Units outstanding at beginning of period	13,823	15,762	37,064	135,594	10,188
Units issued	65	307	159	2,807	7
Units redeemed	(1,444)	(2,142)	(1,848)	(19,525)	(716)
Units outstanding at end of period	12,444	13,927	35,375	118,876	9,479

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

	Invesco V.I. Main	Invesco V.I. Main	Invesco V.I. Main	Invesco V.I.	Invesco V.I.
	Street Mid Cap	Street Small Cap	Street Small Cap	Technology Fund -	Technology Fund -
	Fund® - Series II	Fund® - Series I	Fund® - Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(773)	$(2,702)	$(27,083)	$(7,377)	$(4,510)
Net realized gains (losses)	4,985	47,515	274,925	70,556	40,990
Change in unrealized gains (losses)	(838)	(22,304)	(105,424)	28,765	15,088
Increase (decrease) in net assets from operations	3,374	22,509	142,418	91,944	51,568
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,400	—	120	—	1,600
Transfers for contract benefits and terminations	—	(57,316)	(166,222)	(40,765)	—
Contract maintenance charge	—	(82)	(1,304)	(211)	—
Transfers among the sub-accounts and with the
Fixed Account - net	—	3,492	7,574	567	—
Increase (decrease) in net assets from contract
transactions	2,400	(53,906)	(159,832)	(40,409)	1,600
INCREASE (DECREASE) IN NET ASSETS	5,774	(31,397)	(17,414)	51,535	53,168
NET ASSETS AT BEGINNING OF PERIOD	47,684	359,567	2,215,211	527,980	281,397
NET ASSETS AT END OF PERIOD	$53,458	$328,170	$2,197,797	$579,515	$334,565
UNITS OUTSTANDING

Units outstanding at beginning of period	1,383	6,779	33,803	8,679	5,012
Units issued	63	79	878	19	25
Units redeemed	—	(1,094)	(3,389)	(683)	—
Units outstanding at end of period	1,446	5,764	31,292	8,015	5,037

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

		Lord Abbett	Lord Abbett	Lord Abbett
	Lord Abbett Bond	Fundamental	Growth and	Growth	Lord Abbett Mid
	Debenture Portfolio	Equity Portfolio -	Income Portfolio -	Opportunities	Cap Stock Portfolio
	- Class VC	Class VC	Class VC	Portfolio - Class VC	- Class VC
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$72,522	$(7,196)	$(7,730)	$(11,859)	$(16,953)
Net realized gains (losses)	(13,483)	81,923	104,498	133,444	144,355
Change in unrealized gains (losses)	48,434	8,933	29,136	(20,847)	(49,547)
Increase (decrease) in net assets from operations	107,473	83,660	125,904	100,738	77,855
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,036	—	—	—	—
Transfers for contract benefits and terminations	(131,467)	(51,898)	(21,916)	(72,568)	(145,247)
Contract maintenance charge	(914)	(399)	(1,574)	(851)	(382)
Transfers among the sub-accounts and with the
Fixed Account - net	(8,822)	(5,898)	(1,568)	(21,415)	(11,123)
Increase (decrease) in net assets from contract
transactions	(140,167)	(58,195)	(25,058)	(94,834)	(156,752)
INCREASE (DECREASE) IN NET ASSETS	(32,694)	25,465	100,846	5,904	(78,897)
NET ASSETS AT BEGINNING OF PERIOD	1,681,533	706,720	826,280	808,596	1,571,306
NET ASSETS AT END OF PERIOD	$1,648,839	$732,185	$927,126	$814,500	$1,492,409
UNITS OUTSTANDING

Units outstanding at beginning of period	77,197	18,909	25,108	17,609	52,905
Units issued	2,391	1,737	446	1,495	1,046
Units redeemed	(8,724)	(3,380)	(1,186)	(3,192)	(6,432)
Units outstanding at end of period	70,864	17,266	24,368	15,912	47,519

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

	LVIP Nomura
	SMID Cap Core	MFS® VIT	MFS® VIT New	MFS® VIT Total	MFS® VIT II High
	Fund - Standard	Investors Trust	Discovery Series -	Return Bond Series	Yield Portfolio -
	Class	Series - Initial Class	Initial Class	- Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,315)	$615	$(2,535)	$2,828	$4,307
Net realized gains (losses)	10,601	69,782	(2,374)	(3,902)	(2,105)
Change in unrealized gains (losses)	17,372	(51,035)	27,335	8,328	3,492
Increase (decrease) in net assets from operations	25,658	19,362	22,426	7,254	5,694
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(6,796)	(562)	(9,749)	(88,559)	(15,344)
Contract maintenance charge	(61)	(69)	(56)	(30)	(20)
Transfers among the sub-accounts and with the
Fixed Account - net	2,438	76	412	1	6
Increase (decrease) in net assets from contract
transactions	(4,419)	(555)	(9,393)	(88,588)	(15,358)
INCREASE (DECREASE) IN NET ASSETS	21,239	18,807	13,033	(81,334)	(9,664)
NET ASSETS AT BEGINNING OF PERIOD	347,468	160,185	203,317	182,474	90,413
NET ASSETS AT END OF PERIOD	$368,707	$178,992	$216,350	$101,140	$80,749
UNITS OUTSTANDING

Units outstanding at beginning of period	7,934	3,984	5,886	8,892	3,618
Units issued	53	2	20	—	1
Units redeemed	(157)	(16)	(292)	(4,235)	(608)
Units outstanding at end of period	7,830	3,970	5,614	4,657	3,011

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Portfolio - Class I	Portfolio - Class II	Portfolio - Class II	Portfolio - Class I	Portfolio - Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,338)	$(23,653)	$90,281	$(942)	$(136)
Net realized gains (losses)	(27,843)	(25,388)	(21,773)	4,246	608
Change in unrealized gains (losses)	87,837	239,589	20,920	20,904	3,211
Increase (decrease) in net assets from operations	55,656	190,548	89,428	24,208	3,683
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,285)	(81,081)	(41,100)	(5,150)	—
Contract maintenance charge	(360)	(5,561)	(133)	(66)	(50)
Transfers among the sub-accounts and with the
Fixed Account - net	55,081	(993)	(14,274)	180	(717)
Increase (decrease) in net assets from contract
transactions	53,436	(87,635)	(55,507)	(5,036)	(767)
INCREASE (DECREASE) IN NET ASSETS	109,092	102,913	33,921	19,172	2,916
NET ASSETS AT BEGINNING OF PERIOD	324,379	1,693,338	689,427	79,766	12,066
NET ASSETS AT END OF PERIOD	$433,471	$1,796,251	$723,348	$98,938	$14,982
UNITS OUTSTANDING

Units outstanding at beginning of period	4,602	28,954	24,560	2,826	312
Units issued	2,287	1,981	497	6	—
Units redeemed	(1,350)	(3,373)	(2,346)	(150)	(16)
Units outstanding at end of period	5,539	27,562	22,711	2,682	296

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	Morgan Stanley	Morgan Stanley	Nomura VIP Small
	Strategist Portfolio	Strategist Portfolio	VIF Growth	VIF Growth	Cap Value Series -
	- Class I	- Class II	Portfolio - Class I	Portfolio - Class II	Standard Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(16,126)	$(2,574)	$(143,229)	$(42,255)	$266
Net realized gains (losses)	49,443	5,915	92,746	17,348	57,071
Change in unrealized gains (losses)	141,598	20,522	2,960,628	723,370	(16,236)
Increase (decrease) in net assets from operations	174,915	23,863	2,910,145	698,463	41,101
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	780	—	—
Transfers for contract benefits and terminations	(121,270)	(1,217)	(989,273)	(64,292)	(79,884)
Contract maintenance charge	(560)	(261)	(3,207)	(8,142)	(293)
Transfers among the sub-accounts and with the
Fixed Account - net	(33,621)	(556)	47,006	(44,029)	7,807
Increase (decrease) in net assets from contract
transactions	(155,451)	(2,034)	(944,694)	(116,463)	(72,370)
INCREASE (DECREASE) IN NET ASSETS	19,464	21,829	1,965,451	582,000	(31,269)
NET ASSETS AT BEGINNING OF PERIOD	1,139,062	154,236	8,588,293	2,107,186	650,817
NET ASSETS AT END OF PERIOD	$1,158,526	$176,065	$10,553,744	$2,689,186	$619,548
UNITS OUTSTANDING

Units outstanding at beginning of period	56,353	8,133	115,561	55,415	8,675
Units issued	86	2	2,035	120	103
Units redeemed	(7,481)	(85)	(12,882)	(1,055)	(1,046)
Units outstanding at end of period	48,958	8,050	104,714	54,480	7,732

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

		PIMCO VIT
	PIMCO VIT	Emerging		PIMCO VIT
	CommodityRealReturn®	Markets Bond	PIMCO VIT Real	Total Return	Putnam VT Core
	Strategy Portfolio -	Portfolio -	Return Portfolio -	Portfolio -	Equity Fund -
	Advisor Class	Advisor Class	Advisor Class	Advisor Class	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$22	$315	$867	$1,052	$(50,195)
Net realized gains (losses)	(24)	(17)	(133)	(1,095)	638,670
Change in unrealized gains (losses)	292	441	2,333	3,030	200,812
Increase (decrease) in net assets from operations	290	739	3,067	2,987	789,287
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(6,725)	(6,302)	(505,710)
Contract maintenance charge	(3)	(17)	(74)	(148)	(1,790)
Transfers among the sub-accounts and with the
Fixed Account - net	1	12	1,335	387	(4,022)
Increase (decrease) in net assets from contract
transactions	(2)	(5)	(5,464)	(6,063)	(511,522)
INCREASE (DECREASE) IN NET ASSETS	288	734	(2,397)	(3,076)	277,765
NET ASSETS AT BEGINNING OF PERIOD	1,722	5,609	49,441	43,903	5,474,189
NET ASSETS AT END OF PERIOD	$2,010	$6,343	$47,044	$40,827	$5,751,954
UNITS OUTSTANDING

Units outstanding at beginning of period	249	320	3,503	3,025	140,333
Units issued	—	1	178	15	1,171
Units redeemed	—	(2)	(537)	(411)	(12,718)
Units outstanding at end of period	249	319	3,144	2,629	128,786

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

			Putnam VT
		Putnam VT	Focused
	Putnam VT	Emerging Markets	International	Putnam VT George	Putnam VT Global
	Diversified Income	Equity	Equity	Putnam Balanced	Asset Allocation
	Fund - Class IB	Fund - Class IB	Fund - Class IB	Fund - Class IB	Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$35,612	$(2,159)	$28,548	$2,767	$8,422
Net realized gains (losses)	(44,752)	9,197	21,271	218,727	227,205
Change in unrealized gains (losses)	61,577	93,721	370,373	109,792	(94,356)
Increase (decrease) in net assets from operations	52,437	100,759	420,192	331,286	141,271
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	480	480	—	—
Transfers for contract benefits and terminations	(92,630)	(30,505)	(212,394)	(307,724)	(203,567)
Contract maintenance charge	(93)	(172)	(466)	(1,827)	(675)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,168)	(3,585)	(2,623)	23,845	(196,472)
Increase (decrease) in net assets from contract
transactions	(109,891)	(33,782)	(215,003)	(285,706)	(400,714)
INCREASE (DECREASE) IN NET ASSETS	(57,454)	66,977	205,189	45,580	(259,443)
NET ASSETS AT BEGINNING OF PERIOD	769,653	329,063	1,308,699	2,822,660	1,320,627
NET ASSETS AT END OF PERIOD	$712,199	$396,040	$1,513,888	$2,868,240	$1,061,184
UNITS OUTSTANDING

Units outstanding at beginning of period	38,130	17,329	70,932	95,530	40,706
Units issued	704	373	1,267	1,050	355
Units redeemed	(5,914)	(1,922)	(10,955)	(10,255)	(12,114)
Units outstanding at end of period	32,920	15,780	61,244	86,325	28,947

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

	Putnam VT	Putnam VT			Putnam VT
	Global	Government Money	Putnam VT High	Putnam VT	International
	Health Care	Market Fund -	Yield	Income	Equity
	Fund - Class IB	Class IB	Fund - Class IB	Fund - Class IB	Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(23,276)	$138,513	$68,737	$103,208	$(41,475)
Net realized gains (losses)	135,829	—	(15,769)	(139,746)	284,255
Change in unrealized gains (losses)	107,812	—	46,110	207,484	685,850
Increase (decrease) in net assets from operations	220,365	138,513	99,078	170,946	928,630
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,827	—	3,107	570
Transfers for contract benefits and terminations	(155,976)	(1,825,942)	(108,555)	(248,796)	(313,796)
Contract maintenance charge	(859)	(15,986)	(822)	(2,103)	(2,102)
Transfers among the sub-accounts and with the
Fixed Account - net	2,207	437,581	13,280	(54,871)	(141,280)
Increase (decrease) in net assets from contract
transactions	(154,628)	(1,400,520)	(96,097)	(302,663)	(456,608)
INCREASE (DECREASE) IN NET ASSETS	65,737	(1,262,007)	2,981	(131,717)	472,022
NET ASSETS AT BEGINNING OF PERIOD	1,725,433	7,023,318	1,409,434	3,137,946	2,773,363
NET ASSETS AT END OF PERIOD	$1,791,170	$5,761,311	$1,412,415	$3,006,229	$3,245,385
UNITS OUTSTANDING

Units outstanding at beginning of period	36,325	734,744	46,501	194,163	135,044
Units issued	1,141	57,260	1,334	9,941	695
Units redeemed	(4,137)	(207,641)	(4,422)	(28,325)	(18,399)
Units outstanding at end of period	33,329	584,363	43,413	175,779	117,340

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

	Putnam VT	Putnam VT Large	Putnam VT Large	Putnam VT	Putnam VT
	International Value	Cap Growth Fund -	Cap Value Fund -	Mortgage Securities	Research Fund -
	Fund - Class IB	Class IB	Class IB	Fund - Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(100)	$(138,237)	$19,585	$47,474	$(11,911)
Net realized gains (losses)	21,134	1,625,938	1,669,898	(28,181)	220,183
Change in unrealized gains (losses)	112,487	(180,245)	712,392	29,916	44,711
Increase (decrease) in net assets from operations	133,521	1,307,456	2,401,875	49,209	252,983
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	720	1,606	90	150
Transfers for contract benefits and terminations	(52,505)	(1,276,966)	(1,897,274)	(42,466)	(185,840)
Contract maintenance charge	(113)	(4,061)	(4,885)	(307)	(676)
Transfers among the sub-accounts and with the
Fixed Account - net	(13,945)	(29,535)	(227,608)	19,137	(2,869)
Increase (decrease) in net assets from contract
transactions	(66,563)	(1,309,842)	(2,128,161)	(23,546)	(189,235)
INCREASE (DECREASE) IN NET ASSETS	66,958	(2,386)	273,714	25,663	63,748
NET ASSETS AT BEGINNING OF PERIOD	428,865	11,013,657	14,154,459	659,667	1,650,676
NET ASSETS AT END OF PERIOD	$495,823	$11,011,271	$14,428,173	$685,330	$1,714,424
UNITS OUTSTANDING

Units outstanding at beginning of period	21,285	342,216	230,354	38,658	34,688
Units issued	238	32,263	3,440	1,795	487
Units redeemed	(2,921)	(71,193)	(36,847)	(3,083)	(4,289)
Units outstanding at end of period	18,602	303,286	196,947	37,370	30,886

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

				Putnam VT	Templeton
	Putnam VT Small	Putnam VT Small	Putnam VT	Sustainable	Developing
	Cap Growth Fund -	Cap Value Fund -	Sustainable Future	Leaders Fund -	Markets VIP Fund
	Class IB	Class IB	Fund - Class IB	Class IB	- Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(953)	$(9,878)	$(4,803)	$(45,510)	$(5,294)
Net realized gains (losses)	5,754	119,136	53,377	1,302,622	22,707
Change in unrealized gains (losses)	1,203	(53,536)	(43,075)	(602,397)	182,735
Increase (decrease) in net assets from operations	6,004	55,722	5,499	654,715	200,148
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	240	—	180	660
Transfers for contract benefits and terminations	(528)	(179,806)	(33,987)	(1,065,483)	(67,693)
Contract maintenance charge	—	(555)	(82)	(2,837)	(327)
Transfers among the sub-accounts and with the
Fixed Account - net	108	(27,165)	(26,087)	(63,561)	(33,362)
Increase (decrease) in net assets from contract
transactions	(420)	(207,286)	(60,156)	(1,131,701)	(100,722)
INCREASE (DECREASE) IN NET ASSETS	5,584	(151,564)	(54,657)	(476,986)	99,426
NET ASSETS AT BEGINNING OF PERIOD	83,517	1,739,889	420,373	8,302,953	503,834
NET ASSETS AT END OF PERIOD	$89,101	$1,588,325	$365,716	$7,825,967	$603,260
UNITS OUTSTANDING

Units outstanding at beginning of period	1,382	29,037	7,143	187,221	13,483
Units issued	2	177	7	3,430	514
Units redeemed	(9)	(3,509)	(1,006)	(28,625)	(2,772)
Units outstanding at end of period	1,375	25,705	6,144	162,026	11,225

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2025

Templeton Foreign
VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$23,818
Net realized gains (losses)	261,920
Change in unrealized gains (losses)	450,329
Increase (decrease) in net assets from operations	736,067
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	60
Transfers for contract benefits and terminations	(396,835)
Contract maintenance charge	(3,405)
Transfers among the sub-accounts and with the
Fixed Account - net	(200,832)
Increase (decrease) in net assets from contract
transactions	(601,012)
INCREASE (DECREASE) IN NET ASSETS	135,055
NET ASSETS AT BEGINNING OF PERIOD	3,000,390
NET ASSETS AT END OF PERIOD	$3,135,445
UNITS OUTSTANDING

Units outstanding at beginning of period	136,845
Units issued	2,958
Units redeemed	(27,251)
Units outstanding at end of period	112,552

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Discovery	VPS International	VPS Large Cap	Alliance Bernstein	Allspring VT Index
	Value Portfolio -	Value Portfolio -	Growth Portfolio -	VPS Relative Value	Asset Allocation
	Class B	Class B	Class B	Portfolio - Class B	Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,878)	$605	$(25,911)	$(5,522)	$120
Net realized gains (losses)	21,719	(734)	133,668	80,869	12,941
Change in unrealized gains (losses)	12,528	4,880	194,315	94,380	11,108
Increase (decrease) in net assets from operations	29,369	4,751	302,072	169,727	24,169
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(17,176)	(7,689)	(91,662)	(72,840)	(816)
Contract maintenance charge	(2,205)	(519)	(6,067)	(4,119)	(144)
Transfers among the sub-accounts and with the
Fixed Account - net	(12,519)	(9,816)	(76,682)	(26,482)	290
Increase (decrease) in net assets from contract
transactions	(31,900)	(18,024)	(174,411)	(103,441)	(670)
INCREASE (DECREASE) IN NET ASSETS	(2,531)	(13,273)	127,661	66,286	23,499
NET ASSETS AT BEGINNING OF PERIOD	395,593	131,953	1,321,380	1,594,719	180,457
NET ASSETS AT END OF PERIOD	$393,062	$118,680	$1,449,041	$1,661,005	$203,956
UNITS OUTSTANDING

Units outstanding at beginning of period	8,219	12,154	27,999	43,677	5,949
Units issued	44	62	2,518	765	12
Units redeemed	(658)	(1,565)	(6,895)	(3,429)	(34)
Units outstanding at end of period	7,605	10,651	23,622	41,013	5,927

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Allspring VT	AST Balanced	AST Government		AST J.P. Morgan
	Opportunity Fund -	Asset Allocation	Money Market	AST International	Conservative Multi-
	Class 2	Portfolio*	Portfolio	Equity Portfolio	Asset Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(462)	$(38)	$7	$(34)	$(307)
Net realized gains (losses)	4,411	(1)	—	27	141
Change in unrealized gains (losses)	943	(1,079)	—	99	909
Increase (decrease) in net assets from operations	4,892	(1,118)	7	92	743
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,601)	—	(38,807)	—	—
Contract maintenance charge	—	—	—	(3)	(12)
Transfers among the sub-accounts and with the
Fixed Account - net	(653)	33,282	36,058	—	(1)
Increase (decrease) in net assets from contract
transactions	(2,254)	33,282	(2,749)	(3)	(13)
INCREASE (DECREASE) IN NET ASSETS	2,638	32,164	(2,742)	89	730
NET ASSETS AT BEGINNING OF PERIOD	36,389	—	2,751	2,282	17,026
NET ASSETS AT END OF PERIOD	$39,027	$32,164	$9	$2,371	$17,756
UNITS OUTSTANDING

Units outstanding at beginning of period	1,638	—	289	148	1,170
Units issued	14	1,579	2	—	—
Units redeemed	(106)	—	(289)	—	—
Units outstanding at end of period	1,546	1,579	2	148	1,170

* (Fund commenced operations December 6, 2024) (On December 6, 2024, AST T. Rowe Price Asset Allocation Portfolio merged into AST Balanced Asset Allocation Portfolio).

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

			AST Multi-Asset	AST Multi-Asset	AST PGIM
	AST Large-Cap	AST Large-Cap	Diversified Plus	Diversified	Aggressive Multi-
	Growth Portfolio	Value Portfolio	Portfolio	Portfolio	Asset Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(203)	$(69)	$(363)	$(449)	$(569)
Net realized gains (losses)	87	11	789	291	4,332
Change in unrealized gains (losses)	3,356	137	499	2,349	(302)
Increase (decrease) in net assets from operations	3,240	79	925	2,191	3,461
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(1,076)	—	(3,439)
Contract maintenance charge	(22)	(6)	(30)	(18)	—
Transfers among the sub-accounts and with the
Fixed Account - net	6,204	8,446	—	1	(15,148)
Increase (decrease) in net assets from contract
transactions	6,182	8,440	(1,106)	(17)	(18,587)
INCREASE (DECREASE) IN NET ASSETS	9,422	8,519	(181)	2,174	(15,126)
NET ASSETS AT BEGINNING OF PERIOD	12,113	4,157	17,214	24,154	44,296
NET ASSETS AT END OF PERIOD	$21,535	$12,676	$17,033	$26,328	$29,170
UNITS OUTSTANDING

Units outstanding at beginning of period	243	182	1,406	1,233	2,761
Units issued	94	330	—	—	514
Units redeemed	—	—	(87)	(1)	(1,648)
Units outstanding at end of period	337	512	1,319	1,232	1,627

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

				BNY Mellon	BNY Mellon VIF,
	AST Preservation			Sustainable U.S.	Appreciation
	Asset Allocation	AST Small-Cap	BNY Mellon Stock	Equity Portfolio,	Portfolio - Initial
	Portfolio	Equity Portfolio	Index Fund, Inc.	Inc.	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(891)	$(72)	$(1,789)	$(950)	$(831)
Net realized gains (losses)	431	11	160,420	2,476	9,732
Change in unrealized gains (losses)	4,034	683	245,041	24,918	3,619
Increase (decrease) in net assets from operations	3,574	622	403,672	26,444	12,520
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	500	—
Transfers for contract benefits and terminations	—	—	(61,584)	(3,073)	(48,069)
Contract maintenance charge	(60)	(8)	(632)	(88)	(28)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(1,537)	6	—
Increase (decrease) in net assets from contract
transactions	(60)	(8)	(63,753)	(2,655)	(48,097)
INCREASE (DECREASE) IN NET ASSETS	3,514	614	339,919	23,789	(35,577)
NET ASSETS AT BEGINNING OF PERIOD	57,602	4,715	1,782,425	114,075	106,250
NET ASSETS AT END OF PERIOD	$61,116	$5,329	$2,122,344	$137,864	$70,673
UNITS OUTSTANDING

Units outstanding at beginning of period	3,570	147	47,558	4,432	2,743
Units issued	—	—	5	16	—
Units redeemed	(4)	—	(1,564)	(105)	(1,105)
Units outstanding at end of period	3,566	147	45,999	4,343	1,638

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	BNY Mellon VIF,	ContrafundSM	ContrafundSM	Equity-Income	Freedom 2010
	Government Money	Portfolio - Initial	Portfolio - Service	PortfolioSM - Initial	PortfolioSM -
	Market Portfolio	Class	Class 2	Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$6,224	$(16,715)	$(28,709)	$4,421	$1,053
Net realized gains (losses)	—	229,122	488,705	73,151	(242)
Change in unrealized gains (losses)	—	204,300	12,483	43,108	1,194
Increase (decrease) in net assets from operations	6,224	416,707	472,479	120,680	2,005
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	375	250	—	—	—
Transfers for contract benefits and terminations	(11,735)	(79,072)	(689,721)	(99,822)	(1,358)
Contract maintenance charge	(196)	(647)	(2,456)	(331)	(64)
Transfers among the sub-accounts and with the
Fixed Account - net	1,911	(13,358)	(62,677)	773	—
Increase (decrease) in net assets from contract
transactions	(9,645)	(92,827)	(754,854)	(99,380)	(1,422)
INCREASE (DECREASE) IN NET ASSETS	(3,421)	323,880	(282,375)	21,300	583
NET ASSETS AT BEGINNING OF PERIOD	184,168	1,334,553	1,594,756	895,154	56,836
NET ASSETS AT END OF PERIOD	$180,747	$1,658,433	$1,312,381	$916,454	$57,419
UNITS OUTSTANDING

Units outstanding at beginning of period	18,573	25,016	43,991	25,054	3,253
Units issued	225	11	528	40	3
Units redeemed	(1,174)	(1,523)	(17,739)	(2,576)	(79)
Units outstanding at end of period	17,624	23,504	26,780	22,518	3,177

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Freedom 2020	Freedom 2030	Freedom Income	Government Money	Government Money
	PortfolioSM -	PortfolioSM -	PortfolioSM -	Market Portfolio -	Market Portfolio -
	Service Class 2	Service Class 2	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$18,984	$84	$12,569	$116,331	$48,580
Net realized gains (losses)	53,862	130	(2,422)	—	—
Change in unrealized gains (losses)	38,131	1,133	6,934	—	—
Increase (decrease) in net assets from operations	110,977	1,347	17,081	116,331	48,580
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(52,518)	—	(28,200)	(231,640)	(83,970)
Contract maintenance charge	(2,267)	(7)	(3,718)	(1,598)	(4,953)
Transfers among the sub-accounts and with the
Fixed Account - net	944	1	24,803	2,095,731	247,516
Increase (decrease) in net assets from contract
transactions	(53,841)	(6)	(7,115)	1,862,493	158,593
INCREASE (DECREASE) IN NET ASSETS	57,136	1,341	9,966	1,978,824	207,173
NET ASSETS AT BEGINNING OF PERIOD	2,003,501	18,223	576,939	3,254,919	1,570,648
NET ASSETS AT END OF PERIOD	$2,060,637	$19,564	$586,905	$5,233,743	$1,777,821
UNITS OUTSTANDING

Units outstanding at beginning of period	107,003	849	38,668	324,014	169,968
Units issued	47	—	1,709	226,580	27,222
Units redeemed	(2,776)	—	(2,071)	(48,426)	(11,062)
Units outstanding at end of period	104,274	849	38,306	502,168	186,128

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Growth	Growth
	Growth & Income	Opportunities	Opportunities	Fidelity® VIP	Fidelity® VIP High
	Portfolio - Service Portfolio - Initial		Portfolio - Service	Growth Portfolio -	Income Portfolio -
	Class 2	Class	Class 2	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(132)	$(5,775)	$(5,899)	$(16,292)	$5,635
Net realized gains (losses)	5,959	47,776	12,297	462,731	(7,246)
Change in unrealized gains (losses)	405	103,415	117,592	(111,833)	10,178
Increase (decrease) in net assets from operations	6,232	145,416	123,990	334,606	8,567
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(8,636)	(108,928)	(25,546)	(474,345)	(1,920)
Contract maintenance charge	(38)	(119)	—	(465)	(45)
Transfers among the sub-accounts and with the
Fixed Account - net	(350)	(1,670)	(42,736)	(2,005)	(33,642)
Increase (decrease) in net assets from contract
transactions	(9,024)	(110,717)	(68,282)	(476,815)	(35,607)
INCREASE (DECREASE) IN NET ASSETS	(2,792)	34,699	55,708	(142,209)	(27,040)
NET ASSETS AT BEGINNING OF PERIOD	33,858	433,361	370,051	1,452,129	148,470
NET ASSETS AT END OF PERIOD	$31,066	$468,060	$425,759	$1,309,920	$121,430
UNITS OUTSTANDING

Units outstanding at beginning of period	919	7,952	6,172	36,629	7,294
Units issued	—	6	180	31	108
Units redeemed	(227)	(1,696)	(1,121)	(11,267)	(1,858)
Units outstanding at end of period	692	6,262	5,231	25,393	5,544

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

				Fidelity® VIP
	Fidelity® VIP High	Fidelity® VIP	Fidelity® VIP	Investment Grade	Fidelity® VIP Mid
	Income Portfolio -	Index 500 Portfolio	Index 500 Portfolio	Bond Portfolio -	Cap Portfolio -
	Service Class 2	- Initial Class	- Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$106	$(1)	$(4,871)	$6,298	$(3,498)
Net realized gains (losses)	(193)	89,317	236,265	(2,934)	42,119
Change in unrealized gains (losses)	253	137,743	16,026	(3,196)	2,982
Increase (decrease) in net assets from operations	166	227,059	247,420	168	41,603
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(956)	(128,926)	(480,298)	(18,409)	(9,107)
Contract maintenance charge	(1)	(361)	(1,306)	(106)	(454)
Transfers among the sub-accounts and with the
Fixed Account - net	64	(4,857)	1,943	49,001	(1,108)
Increase (decrease) in net assets from contract
transactions	(893)	(134,144)	(479,661)	30,486	(10,669)
INCREASE (DECREASE) IN NET ASSETS	(727)	92,915	(232,241)	30,654	30,934
NET ASSETS AT BEGINNING OF PERIOD	3,097	1,038,701	1,346,278	244,967	273,584
NET ASSETS AT END OF PERIOD	$2,370	$1,131,616	$1,114,037	$275,621	$304,518
UNITS OUTSTANDING

Units outstanding at beginning of period	168	27,877	35,324	12,605	9,115
Units issued	5	—	432	2,437	129
Units redeemed	(56)	(3,254)	(11,960)	(933)	(470)
Units outstanding at end of period	117	24,623	23,796	14,109	8,774

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Fidelity® VIP		Franklin Growth		Franklin Large Cap
	Overseas Portfolio -	Franklin DynaTech	and Income VIP	Franklin Income	Growth VIP Fund -
	Initial Class	VIP Fund - Class 2	Fund - Class 2	VIP Fund - Class 2	Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$253	$(543)	$28,803	$169,395	$(67,674)
Net realized gains (losses)	15,968	(217)	(164,321)	(19,083)	625,025
Change in unrealized gains (losses)	(10,357)	7,540	684,249	102,730	436,753
Increase (decrease) in net assets from operations	5,864	6,780	548,731	253,042	994,104
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	150	204	—
Transfers for contract benefits and terminations	(37,420)	—	(799,308)	(700,129)	(701,617)
Contract maintenance charge	(68)	(339)	(2,791)	(3,678)	(3,066)
Transfers among the sub-accounts and with the
Fixed Account - net	(123)	78	(53,171)	(181,239)	(304,036)
Increase (decrease) in net assets from contract
transactions	(37,611)	(261)	(855,120)	(884,842)	(1,008,719)
INCREASE (DECREASE) IN NET ASSETS	(31,747)	6,519	(306,389)	(631,800)	(14,615)
NET ASSETS AT BEGINNING OF PERIOD	129,934	24,377	3,741,536	5,008,691	4,372,417
NET ASSETS AT END OF PERIOD	$98,187	$30,896	$3,435,147	$4,376,891	$4,357,802
UNITS OUTSTANDING

Units outstanding at beginning of period	6,641	669	91,559	205,886	116,535
Units issued	16	2	605	1,984	1,927
Units redeemed	(1,822)	(8)	(19,706)	(38,079)	(24,892)
Units outstanding at end of period	4,835	663	72,458	169,791	93,570

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

				Franklin U.S.	Goldman Sachs
	Franklin Mutual	Franklin Mutual	Franklin Small Cap	Government	VIT Large Cap
	Global Discovery	Shares VIP Fund -	Value VIP Fund -	Securities VIP	Value Fund -
	VIP Fund - Class 2	Class 2	Class 2	Fund - Class 2	Institutional Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(762)	$10,536	$(13,004)	$14,901	$(35)
Net realized gains (losses)	52,198	48,059	14,197	(41,463)	2,138
Change in unrealized gains (losses)	(27,650)	255,374	202,690	30,425	557
Increase (decrease) in net assets from operations	23,786	313,969	203,883	3,863	2,660
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	501	—	254	—
Transfers for contract benefits and terminations	(192,918)	(996,950)	(539,655)	(433,074)	(1,499)
Contract maintenance charge	(1,211)	(3,598)	(2,248)	(714)	(48)
Transfers among the sub-accounts and with the
Fixed Account - net	7,105	(4,194)	(1,056)	59,833	(115)
Increase (decrease) in net assets from contract
transactions	(187,024)	(1,004,241)	(542,959)	(373,701)	(1,662)
INCREASE (DECREASE) IN NET ASSETS	(163,238)	(690,272)	(339,076)	(369,838)	998
NET ASSETS AT BEGINNING OF PERIOD	561,294	3,462,337	2,335,743	1,058,625	18,070
NET ASSETS AT END OF PERIOD	$398,056	$2,772,065	$1,996,667	$688,787	$19,068
UNITS OUTSTANDING

Units outstanding at beginning of period	23,591	112,706	43,942	92,161	694
Units issued	306	1,320	689	6,126	1
Units redeemed	(7,974)	(31,938)	(10,129)	(38,385)	(63)
Units outstanding at end of period	15,923	82,088	34,502	59,902	632

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

		Goldman Sachs
	Goldman Sachs	VIT Small Cap	Goldman Sachs	Invesco V.I.	Invesco V.I.
	VIT Mid Cap Value	Equity Insights	VIT U.S. Equity	American	American
	Fund - Institutional	Fund - Institutional	Insights Fund -	Franchise Fund -	Franchise Fund -
	Class	Class	Institutional Class	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(554)	$(416)	$(397)	$(81,523)	$(27,489)
Net realized gains (losses)	3,805	3,886	8,467	303,897	41,067
Change in unrealized gains (losses)	2,843	3,619	799	1,570,959	461,717
Increase (decrease) in net assets from operations	6,094	7,089	8,869	1,793,333	475,295
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	5,375	9,840
Transfers for contract benefits and terminations	—	(2,114)	(12,563)	(902,161)	(61,691)
Contract maintenance charge	(139)	(59)	(125)	(3,873)	(3,329)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(203)	(558)	(116,166)	(72,012)
Increase (decrease) in net assets from contract
transactions	(140)	(2,376)	(13,246)	(1,016,825)	(127,192)
INCREASE (DECREASE) IN NET ASSETS	5,954	4,713	(4,377)	776,508	348,103
NET ASSETS AT BEGINNING OF PERIOD	59,244	43,356	38,699	5,859,172	1,505,537
NET ASSETS AT END OF PERIOD	$65,198	$48,069	$34,322	$6,635,680	$1,853,640
UNITS OUTSTANDING

Units outstanding at beginning of period	1,823	1,599	1,048	157,521	34,638
Units issued	—	2	1	286	337
Units redeemed	(4)	(84)	(325)	(27,735)	(2,250)
Units outstanding at end of period	1,819	1,517	724	130,072	32,725

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I. Core
	American Value	American Value	Comstock Fund -	Comstock Fund -	Equity Fund -
	Fund - Series I	Fund - Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,512)	$(17,786)	$1,763	$(9,941)	$(19,930)
Net realized gains (losses)	57,231	89,056	124,896	589,045	337,488
Change in unrealized gains (losses)	604,376	399,368	(40,754)	17,998	381,300
Increase (decrease) in net assets from operations	651,095	470,638	85,905	597,102	698,858
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	4,316	—	—	1,875
Transfers for contract benefits and terminations	(303,029)	(342,640)	(83,534)	(870,839)	(363,256)
Contract maintenance charge	(2,088)	(5,157)	(379)	(11,000)	(2,422)
Transfers among the sub-accounts and with the
Fixed Account - net	12,786	(105,731)	(244,833)	(9,694)	(48,918)
Increase (decrease) in net assets from contract
transactions	(292,331)	(449,212)	(328,746)	(891,533)	(412,721)
INCREASE (DECREASE) IN NET ASSETS	358,764	21,426	(242,841)	(294,431)	286,137
NET ASSETS AT BEGINNING OF PERIOD	2,433,255	1,862,726	901,046	4,882,927	3,127,222
NET ASSETS AT END OF PERIOD	$2,792,019	$1,884,152	$658,205	$4,588,496	$3,413,359
UNITS OUTSTANDING

Units outstanding at beginning of period	135,526	50,987	21,464	132,390	105,135
Units issued	1,245	783	36	821	797
Units redeemed	(16,578)	(10,769)	(7,326)	(24,323)	(14,223)
Units outstanding at end of period	120,193	41,001	14,174	108,888	91,709

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

					Invesco V.I.
	Invesco V.I. Core	Invesco V.I. Core	Invesco V.I. Core	Invesco V.I.	Discovery Large
	Equity Fund -	Plus Bond Fund -	Plus Bond Fund -	Discovery Large	Cap Fund - Series
	Series II	Series I	Series II	Cap Fund - Series I	II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(328)	$8,403	$37,720	$(5,951)	$(85,112)
Net realized gains (losses)	2,312	(2,148)	(970)	61,449	212,744
Change in unrealized gains (losses)	3,255	565	(10,902)	88,993	1,441,645
Increase (decrease) in net assets from operations	5,239	6,820	25,848	144,491	1,569,277
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(30,483)	(249,546)	(158,799)	(880,960)
Contract maintenance charge	(111)	(150)	(2,961)	(213)	(5,046)
Transfers among the sub-accounts and with the
Fixed Account - net	9	(5,759)	96,175	(217,113)	(150,119)
Increase (decrease) in net assets from contract
transactions	(102)	(36,392)	(156,332)	(376,125)	(1,036,125)
INCREASE (DECREASE) IN NET ASSETS	5,137	(29,572)	(130,484)	(231,634)	533,152
NET ASSETS AT BEGINNING OF PERIOD	22,693	385,819	2,054,974	678,490	5,300,607
NET ASSETS AT END OF PERIOD	$27,830	$356,247	$1,924,490	$446,856	$5,833,759
UNITS OUTSTANDING

Units outstanding at beginning of period	841	24,163	209,600	23,170	118,030
Units issued	—	683	10,959	31	1,366
Units redeemed	(4)	(2,926)	(26,503)	(11,684)	(20,786)
Units outstanding at end of period	837	21,920	194,056	11,517	98,610

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery Mid Cap	Discovery Mid Cap	Diversified	Diversified	Equally-Weighted
	Growth Fund -	Growth Fund -	Dividend Fund -	Dividend Fund -	S&P 500 Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,739)	$(30,522)	$29,514	$622	$4,646
Net realized gains (losses)	7,326	(8,944)	288,395	47,283	66,129
Change in unrealized gains (losses)	180,179	433,463	270,952	21,741	205,727
Increase (decrease) in net assets from operations	175,766	393,997	588,861	69,646	276,502
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	236	420	—	—
Transfers for contract benefits and terminations	(88,761)	(256,609)	(182,458)	(9,076)	(196,812)
Contract maintenance charge	(306)	(4,282)	(2,243)	(532)	(511)
Transfers among the sub-accounts and with the
Fixed Account - net	(692)	(96,602)	(13,888)	(52,001)	(268)
Increase (decrease) in net assets from contract
transactions	(89,759)	(357,257)	(198,169)	(61,609)	(197,591)
INCREASE (DECREASE) IN NET ASSETS	86,007	36,740	390,692	8,037	78,911
NET ASSETS AT BEGINNING OF PERIOD	806,695	1,955,022	5,090,690	616,183	2,593,556
NET ASSETS AT END OF PERIOD	$892,702	$1,991,762	$5,481,382	$624,220	$2,672,467
UNITS OUTSTANDING

Units outstanding at beginning of period	47,612	66,702	50,034	22,611	240,654
Units issued	22	475	659	103	249
Units redeemed	(5,248)	(10,623)	(2,453)	(1,811)	(17,723)
Units outstanding at end of period	42,386	56,554	48,240	20,903	223,180

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Invesco V.I.			Invesco V.I. EQV	Invesco V.I. EQV
	Equally-Weighted	Invesco V.I. Equity	Invesco V.I. Equity	International	International
	S&P 500 Fund -	and Income Fund -	and Income Fund -	Equity Fund -	Equity Fund -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,892)	$6,538	$2,801	$3,371	$(43)
Net realized gains (losses)	44,714	58,779	101,245	20,042	305
Change in unrealized gains (losses)	128,128	76,831	55,211	(26,513)	(888)
Increase (decrease) in net assets from operations	166,950	142,148	159,257	(3,100)	(626)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	2,760	—	4,140
Transfers for contract benefits and terminations	(55,737)	(118,279)	(451,097)	(59,151)	—
Contract maintenance charge	(8,565)	(920)	(2,645)	(404)	—
Transfers among the sub-accounts and with the
Fixed Account - net	2,272	4,676	1,337,887	61	(4)
Increase (decrease) in net assets from contract
transactions	(62,030)	(114,523)	886,905	(59,494)	4,136
INCREASE (DECREASE) IN NET ASSETS	104,920	27,625	1,046,162	(62,594)	3,510
NET ASSETS AT BEGINNING OF PERIOD	1,614,034	1,390,017	851,829	848,442	40,489
NET ASSETS AT END OF PERIOD	$1,718,954	$1,417,642	$1,897,991	$785,848	$43,999
UNITS OUTSTANDING

Units outstanding at beginning of period	151,355	61,983	28,395	35,915	1,475
Units issued	316	251	45,375	292	151
Units redeemed	(5,753)	(4,971)	(15,354)	(2,850)	—
Units outstanding at end of period	145,918	57,263	58,416	33,357	1,626

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Invesco V.I. Global	Invesco V.I. Global			Invesco V.I. Global
	Core Equity Fund -	Core Equity Fund -	Invesco V.I. Global	Invesco V.I. Global	Strategic Income
	Series I	Series II	Fund - Series I	Fund - Series II	Fund - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,534)	$(1,191)	$(6,876)	$(16,362)	$6,434
Net realized gains (losses)	27,970	3,776	43,136	90,923	(8,794)
Change in unrealized gains (losses)	124,988	24,298	37,589	71,573	10,177
Increase (decrease) in net assets from operations	150,424	26,883	73,849	146,134	7,817
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(53,632)	(6,581)	(34,514)	(128,504)	(74,439)
Contract maintenance charge	(505)	(385)	(125)	(1,855)	(147)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,707)	422	(29,281)	(37,753)	7,945
Increase (decrease) in net assets from contract
transactions	(58,844)	(6,544)	(63,920)	(168,112)	(66,641)
INCREASE (DECREASE) IN NET ASSETS	91,580	20,339	9,929	(21,978)	(58,824)
NET ASSETS AT BEGINNING OF PERIOD	1,002,796	180,507	540,621	1,083,231	434,439
NET ASSETS AT END OF PERIOD	$1,094,376	$200,846	$550,550	$1,061,253	$375,615
UNITS OUTSTANDING

Units outstanding at beginning of period	25,967	8,404	14,488	20,702	27,319
Units issued	1,646	16	66	278	673
Units redeemed	(3,028)	(257)	(1,682)	(3,114)	(4,077)
Units outstanding at end of period	24,585	8,163	12,872	17,866	23,915

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

		Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I. Global	Government Money	Government Money	Government	Invesco V.I.
	Strategic Income	Market Fund -	Market Fund -	Securities Fund -	Growth and Income
	Fund - Series II	Series I	Series II	Series I	Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$41,868	$5,173	$1	$5,651	$(11,725)
Net realized gains (losses)	(93,921)	—	—	(10,611)	209,631
Change in unrealized gains (losses)	106,835	—	—	7,770	147,006
Increase (decrease) in net assets from operations	54,782	5,173	1	2,810	344,912
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,088	—	—	—	989
Transfers for contract benefits and terminations	(650,062)	(3,447)	—	(80,274)	(638,481)
Contract maintenance charge	(2,390)	(65)	—	(329)	(2,491)
Transfers among the sub-accounts and with the
Fixed Account - net	185,158	(1)	(1)	10,084	(43,973)
Increase (decrease) in net assets from contract
transactions	(466,206)	(3,513)	(1)	(70,519)	(683,956)
INCREASE (DECREASE) IN NET ASSETS	(411,424)	1,660	—	(67,709)	(339,044)
NET ASSETS AT BEGINNING OF PERIOD	4,153,596	151,922	15	453,343	2,615,963
NET ASSETS AT END OF PERIOD	$3,742,172	$153,582	$15	$385,634	$2,276,919
UNITS OUTSTANDING

Units outstanding at beginning of period	239,599	15,722	2	29,347	62,578
Units issued	14,306	4	—	637	962
Units redeemed	(40,098)	(362)	—	(5,118)	(15,430)
Units outstanding at end of period	213,807	15,364	2	24,866	48,110

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Invesco V.I. High	Invesco V.I. High	Invesco V.I. Main	Invesco V.I. Main	Invesco V.I. Main
	Yield Fund - Series	Yield Fund - Series	Street Fund® -	Street Fund® -	Street Mid Cap
	I	II	Series I	Series II	Fund® - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$14,342	$12,307	$(17,716)	$(109,260)	$(4,071)
Net realized gains (losses)	(7,446)	(3,734)	140,974	694,080	9,303
Change in unrealized gains (losses)	14,549	9,845	150,775	876,305	53,568
Increase (decrease) in net assets from operations	21,445	18,418	274,033	1,461,125	58,800
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	375	23,660	—
Transfers for contract benefits and terminations	(64,341)	(17,521)	(39,286)	(1,060,967)	(12,167)
Contract maintenance charge	(187)	(1,542)	(833)	(3,813)	(200)
Transfers among the sub-accounts and with the
Fixed Account - net	5,115	6,796	(1,010)	(197,228)	364
Increase (decrease) in net assets from contract
transactions	(59,413)	(12,267)	(40,754)	(1,238,348)	(12,003)
INCREASE (DECREASE) IN NET ASSETS	(37,968)	6,151	233,279	222,777	46,797
NET ASSETS AT BEGINNING OF PERIOD	377,989	332,907	1,253,040	7,182,175	384,929
NET ASSETS AT END OF PERIOD	$340,021	$339,058	$1,486,319	$7,404,952	$431,726
UNITS OUTSTANDING

Units outstanding at beginning of period	16,554	16,366	38,153	159,772	10,478
Units issued	501	397	23	1,318	9
Units redeemed	(3,232)	(1,001)	(1,112)	(25,496)	(299)
Units outstanding at end of period	13,823	15,762	37,064	135,594	10,188

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Invesco V.I. Main	Invesco V.I. Main	Invesco V.I. Main	Invesco V.I.	Invesco V.I.
	Street Mid Cap	Street Small Cap	Street Small Cap	Technology Fund -	Technology Fund -
	Fund® - Series II	Fund® - Series I	Fund® - Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(669)	$(4,953)	$(34,984)	$(6,775)	$(3,799)
Net realized gains (losses)	1,065	43,950	211,278	24,177	12,036
Change in unrealized gains (losses)	5,387	2,612	57,360	116,318	59,170
Increase (decrease) in net assets from operations	5,783	41,609	233,654	133,720	67,407
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,140	—	120	—	2,760
Transfers for contract benefits and terminations	—	(60,600)	(529,099)	(35,446)	—
Contract maintenance charge	—	(104)	(2,251)	(215)	—
Transfers among the sub-accounts and with the
Fixed Account - net	1	(63,567)	6,592	12	(1)
Increase (decrease) in net assets from contract
transactions	4,141	(124,271)	(524,638)	(35,649)	2,759
INCREASE (DECREASE) IN NET ASSETS	9,924	(82,662)	(290,984)	98,071	70,166
NET ASSETS AT BEGINNING OF PERIOD	37,760	442,229	2,506,195	429,909	211,231
NET ASSETS AT END OF PERIOD	$47,684	$359,567	$2,215,211	$527,980	$281,397
UNITS OUTSTANDING

Units outstanding at beginning of period	1,257	9,278	41,869	9,355	4,957
Units issued	126	79	648	7	55
Units redeemed	—	(2,578)	(8,714)	(683)	—
Units outstanding at end of period	1,383	6,779	33,803	8,679	5,012

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

		Lord Abbett		Lord Abbett
	Lord Abbett Bond	Fundamental	Lord Abbett	Growth	Lord Abbett Mid
	Debenture Portfolio	Equity Portfolio -	Growth and Income	Opportunities	Cap Stock Portfolio
	- Class VC	Class VC	Portfolio - Class VC	Portfolio - Class VC	- Class VC
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$68,932	$(5,878)	$(7,626)	$(11,624)	$(17,046)
Net realized gains (losses)	(18,801)	55,282	117,291	(24,563)	216,859
Change in unrealized gains (losses)	37,795	53,896	58,207	233,312	2,000
Increase (decrease) in net assets from operations	87,926	103,300	167,872	197,125	201,813
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(202,520)	(101,927)	(290,180)	(81,497)	(203,904)
Contract maintenance charge	(1,022)	(558)	(1,768)	(960)	(495)
Transfers among the sub-accounts and with the
Fixed Account - net	37,285	(5,913)	(22,146)	(13,539)	5,124
Increase (decrease) in net assets from contract
transactions	(166,257)	(108,398)	(314,094)	(95,996)	(199,275)
INCREASE (DECREASE) IN NET ASSETS	(78,331)	(5,098)	(146,222)	101,129	2,538
NET ASSETS AT BEGINNING OF PERIOD	1,759,864	711,818	972,502	707,467	1,568,768
NET ASSETS AT END OF PERIOD	$1,681,533	$706,720	$826,280	$808,596	$1,571,306
UNITS OUTSTANDING

Units outstanding at beginning of period	85,097	21,875	35,385	19,853	59,687
Units issued	2,163	95	616	1,139	1,145
Units redeemed	(10,063)	(3,061)	(10,893)	(3,383)	(7,927)
Units outstanding at end of period	77,197	18,909	25,108	17,609	52,905

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	LVIP Nomura
	SMID Cap Core	MFS® VIT	MFS® VIT New	MFS® VIT Total	MFS® VIT II High
	Fund - Standard	Investors Trust	Discovery Series -	Return Bond Series	Yield Portfolio -
	Class	Series - Initial Class	Initial Class	- Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,537)	$(1,020)	$(2,552)	$5,443	$4,277
Net realized gains (losses)	27,263	20,775	(2,734)	(1,251)	(2,963)
Change in unrealized gains (losses)	20,793	6,607	15,781	(2,041)	3,807
Increase (decrease) in net assets from operations	45,519	26,362	10,495	2,151	5,121
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits.	—	—	—	—	—
Transfers for contract benefits and terminations	(67,995)	(25,352)	(8,326)	(4,035)	(20,704)
Contract maintenance charge	(82)	(79)	(81)	(30)	(25)
Transfers among the sub-accounts and with the
Fixed Account - net	(199)	241	1,649	(15,458)	1,168
Increase (decrease) in net assets from contract
transactions	(68,276)	(25,190)	(6,758)	(19,523)	(19,561)
INCREASE (DECREASE) IN NET ASSETS	(22,757)	1,172	3,737	(17,372)	(14,440)
NET ASSETS AT BEGINNING OF PERIOD	370,225	159,013	199,580	199,846	104,853
NET ASSETS AT END OF PERIOD	$347,468	$160,185	$203,317	$182,474	$90,413
UNITS OUTSTANDING

Units outstanding at beginning of period	9,577	4,668	6,089	9,862	4,430
Units issued	8	6	52	—	49
Units redeemed	(1,651)	(690)	(255)	(970)	(861)
Units outstanding at end of period	7,934	3,984	5,886	8,892	3,618

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Portfolio - Class I	Portfolio - Class II	Portfolio - Class II	Portfolio - Class I	Portfolio - Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,056)	$(24,960)	$60,771	$(51)	$(14)
Net realized gains (losses)	(17,905)	(207,206)	(19,621)	4,061	(239)
Change in unrealized gains (losses)	119,130	760,215	21,724	6,104	844
Increase (decrease) in net assets from operations	97,169	528,049	62,874	10,114	591
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(23,316)	(121,843)	(46,935)	(10,603)	(3,013)
Contract maintenance charge	(604)	(6,363)	(164)	(75)	(41)
Transfers among the sub-accounts and with the
Fixed Account - net	198	(140,228)	2,341	(49,763)	306
Increase (decrease) in net assets from contract
transactions	(23,722)	(268,434)	(44,758)	(60,441)	(2,748)
INCREASE (DECREASE) IN NET ASSETS	73,447	259,615	18,116	(50,327)	(2,157)
NET ASSETS AT BEGINNING OF PERIOD	250,932	1,433,723	671,311	130,093	14,223
NET ASSETS AT END OF PERIOD	$324,379	$1,693,338	$689,427	$79,766	$12,066
UNITS OUTSTANDING

Units outstanding at beginning of period	4,971	35,381	26,223	5,096	401
Units issued	—	1,258	325	1	16
Units redeemed	(369)	(7,685)	(1,988)	(2,271)	(105)
Units outstanding at end of period	4,602	28,954	24,560	2,826	312

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	Morgan Stanley	Morgan Stanley	Nomura VIP Small
	Strategist Portfolio	Strategist Portfolio	VIF Growth	VIF Growth	Cap Value Series -
	- Class I	- Class II	Portfolio - Class I	Portfolio - Class II	Standard Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15,968)	$(2,594)	$(96,892)	$(27,846)	$521
Net realized gains (losses)	(10,854)	(6,016)	(500,959)	(76,248)	35,167
Change in unrealized gains (losses)	94,835	17,837	3,307,485	773,300	25,293
Increase (decrease) in net assets from operations	68,013	9,227	2,709,634	669,206	60,981
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	780	—	—
Transfers for contract benefits and terminations	(90,756)	(50,062)	(630,784)	(49,312)	(42,676)
Contract maintenance charge	(732)	(306)	(3,813)	(7,261)	(339)
Transfers among the sub-accounts and with the
Fixed Account - net	377	293	(99,769)	(73,910)	(564)
Increase (decrease) in net assets from contract
transactions	(91,111)	(50,075)	(733,586)	(130,483)	(43,579)
INCREASE (DECREASE) IN NET ASSETS	(23,098)	(40,848)	1,976,048	538,723	17,402
NET ASSETS AT BEGINNING OF PERIOD	1,162,160	195,084	6,612,245	1,568,463	633,415
NET ASSETS AT END OF PERIOD	$1,139,062	$154,236	$8,588,293	$2,107,186	$650,817
UNITS OUTSTANDING

Units outstanding at beginning of period	61,287	10,641	129,156	57,010	9,282
Units issued	1,174	30	1,596	337	14
Units redeemed	(6,108)	(2,538)	(15,191)	(1,932)	(621)
Units outstanding at end of period	56,353	8,133	115,561	55,415	8,675

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	PIMCO VIT	PIMCO VIT		PIMCO VIT
	CommodityRealReturn®	Emerging Markets	PIMCO VIT Real	Total Return	Putnam VT Core
	Strategy Portfolio -	Bond Portfolio -	Return Portfolio -	Portfolio -	Equity Fund -
	Advisor Class	Advisor Class	Advisor Class	Advisor Class	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$10	$263	$575	$1,464	$(38,759)
Net realized gains (losses)	(27)	(21)	(335)	(4,146)	550,006
Change in unrealized gains (losses)	58	66	312	4,060	713,317
Increase (decrease) in net assets from operations	41	308	552	1,378	1,224,564
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	318
Transfers for contract benefits and terminations	—	—	(941)	(587)	(839,001)
Contract maintenance charge	(3)	(17)	(119)	(447)	(1,808)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(5,088)	(24,089)	(19,462)
Increase (decrease) in net assets from contract
transactions	(3)	(17)	(6,148)	(25,123)	(859,953)
INCREASE (DECREASE) IN NET ASSETS	38	291	(5,596)	(23,745)	364,611
NET ASSETS AT BEGINNING OF PERIOD	1,684	5,318	55,037	67,648	5,109,578
NET ASSETS AT END OF PERIOD	$1,722	$5,609	$49,441	$43,903	$5,474,189
UNITS OUTSTANDING

Units outstanding at beginning of period	249	321	3,917	4,683	162,331
Units issued	—	—	218	18	1,752
Units redeemed	—	(1)	(632)	(1,676)	(23,750)
Units outstanding at end of period	249	320	3,503	3,025	140,333

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

			Putnam VT
		Putnam VT	Focused
	Putnam VT	Emerging Markets	International	Putnam VT George	Putnam VT Global
	Diversified Income	Equity Fund - Class	Equity Fund - Class	Putnam Balanced	Asset Allocation
	Fund - Class IB	IB	IB	Fund - Class IB	Fund - Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$39,201	$486	$5,117	$(4,055)	$10,766
Net realized gains (losses)	(52,329)	1,738	(7,247)	135,089	60,056
Change in unrealized gains (losses)	46,238	41,784	31,673	273,038	120,667
Increase (decrease) in net assets from operations	33,110	44,008	29,543	404,072	191,489
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	480	480	56	—
Transfers for contract benefits and terminations	(107,339)	(33,602)	(120,794)	(392,860)	(244,359)
Contract maintenance charge	(108)	(195)	(537)	(2,080)	(804)
Transfers among the sub-accounts and with the
Fixed Account - net	8,882	1,598	(1,694)	(23,468)	(42,868)
Increase (decrease) in net assets from contract
transactions	(98,565)	(31,719)	(122,545)	(418,352)	(288,031)
INCREASE (DECREASE) IN NET ASSETS	(65,455)	12,289	(93,002)	(14,280)	(96,542)
NET ASSETS AT BEGINNING OF PERIOD	835,108	316,774	1,401,701	2,836,940	1,417,169
NET ASSETS AT END OF PERIOD	$769,653	$329,063	$1,308,699	$2,822,660	$1,320,627
UNITS OUTSTANDING

Units outstanding at beginning of period	43,194	18,998	77,619	109,737	49,288
Units issued	947	180	580	1,355	206
Units redeemed	(6,011)	(1,849)	(7,267)	(15,562)	(8,788)
Units outstanding at end of period	38,130	17,329	70,932	95,530	40,706

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

		Putnam VT			Putnam VT
	Putnam VT Global	Government Money	Putnam VT High		International
	Health Care Fund -	Market Fund -	Yield Fund - Class	Putnam VT Income	Equity Fund - Class
	Class IB	Class IB	IB	Fund - Class IB	IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(18,650)	$190,179	$67,623	$136,593	$24,860
Net realized gains (losses)	132,803	—	(33,063)	(167,510)	49,221
Change in unrealized gains (losses)	(74,873)	—	57,328	65,328	(15,134)
Increase (decrease) in net assets from operations	39,280	190,179	91,888	34,411	58,947
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	805	183	338	638
Transfers for contract benefits and terminations	(306,545)	(1,594,828)	(208,599)	(484,585)	(362,815)
Contract maintenance charge	(979)	(16,090)	(1,151)	(2,660)	(2,306)
Transfers among the sub-accounts and with the
Fixed Account - net	(7,485)	1,921,132	12,885	138,112	6,722
Increase (decrease) in net assets from contract
transactions	(315,009)	311,019	(196,682)	(348,795)	(357,761)
INCREASE (DECREASE) IN NET ASSETS	(275,729)	501,198	(104,794)	(314,384)	(298,814)
NET ASSETS AT BEGINNING OF PERIOD	2,001,162	6,522,120	1,514,228	3,452,330	3,072,177
NET ASSETS AT END OF PERIOD	$1,725,433	$7,023,318	$1,409,434	$3,137,946	$2,773,363
UNITS OUTSTANDING

Units outstanding at beginning of period	42,123	702,776	52,983	214,712	151,394
Units issued	326	209,362	1,233	10,977	3,498
Units redeemed	(6,124)	(177,394)	(7,715)	(31,526)	(19,848)
Units outstanding at end of period	36,325	734,744	46,501	194,163	135,044

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Putnam VT	Putnam VT Large	Putnam VT Large	Putnam VT	Putnam VT
	International Value	Cap Growth Fund -	Cap Value Fund -	Mortgage Securities	Research Fund -
	Fund - Class IB	Class IB	Class IB	Fund - Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,508	$(145,165)	$(29,609)	$34,796	$(14,903)
Net realized gains (losses)	6,613	1,261,679	1,385,315	(20,742)	126,180
Change in unrealized gains (losses)	5,536	1,937,418	1,044,154	8,519	240,391
Increase (decrease) in net assets from operations	17,657	3,053,932	2,399,860	22,573	351,668
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	720	638	90	218
Transfers for contract benefits and terminations	(37,795)	(1,187,454)	(1,937,810)	(37,243)	(155,285)
Contract maintenance charge	(103)	(4,565)	(5,648)	(346)	(707)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,197)	(1,008,695)	(247,376)	28,622	(23,572)
Increase (decrease) in net assets from contract
transactions	(55,095)	(2,199,994)	(2,190,196)	(8,877)	(179,346)
INCREASE (DECREASE) IN NET ASSETS	(37,438)	853,938	209,664	13,696	172,322
NET ASSETS AT BEGINNING OF PERIOD	466,303	10,159,719	13,944,795	645,971	1,478,354
NET ASSETS AT END OF PERIOD	$428,865	$11,013,657	$14,154,459	$659,667	$1,650,676
UNITS OUTSTANDING

Units outstanding at beginning of period	23,957	410,880	269,887	39,082	38,537
Units issued	340	3,044	1,256	1,780	508
Units redeemed	(3,012)	(71,708)	(40,789)	(2,204)	(4,357)
Units outstanding at end of period	21,285	342,216	230,354	38,658	34,688

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

				Putnam VT	Templeton
	Putnam VT Small	Putnam VT Small	Putnam VT	Sustainable	Developing
	Cap Growth Fund -	Cap Value Fund -	Sustainable Future	Leaders Fund -	Markets VIP Fund
	Class IB	Class IB	Fund - Class IB	Class IB	- Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,723)	$(6,279)	$(5,453)	$(89,979)	$13,149
Net realized gains (losses)	12,605	68,840	162	387,711	(3,678)
Change in unrealized gains (losses)	15,793	27,361	55,551	1,278,448	27,454
Increase (decrease) in net assets from operations	26,675	89,922	50,260	1,576,180	36,925
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	240	—	180	660
Transfers for contract benefits and terminations	(8,556)	(177,350)	(7,128)	(814,730)	(143,524)
Contract maintenance charge	(2)	(718)	(87)	(3,076)	(506)
Transfers among the sub-accounts and with the
Fixed Account - net	(47,680)	(62,538)	6	(62,115)	71
Increase (decrease) in net assets from contract
transactions	(56,238)	(240,366)	(7,209)	(879,741)	(143,299)
INCREASE (DECREASE) IN NET ASSETS	(29,563)	(150,444)	43,051	696,439	(106,374)
NET ASSETS AT BEGINNING OF PERIOD	113,080	1,890,333	377,322	7,606,514	610,208
NET ASSETS AT END OF PERIOD	$83,517	$1,739,889	$420,373	$8,302,953	$503,834
UNITS OUTSTANDING

Units outstanding at beginning of period	2,230	33,014	7,269	207,515	17,038
Units issued	247	170	1	878	500
Units redeemed	(1,095)	(4,147)	(127)	(21,172)	(4,055)
Units outstanding at end of period	1,382	29,037	7,143	187,221	13,483

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

Templeton Foreign
VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$30,041
Net realized gains (losses)	47,796
Change in unrealized gains (losses)	(139,555)
Increase (decrease) in net assets from operations	(61,718)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	310
Transfers for contract benefits and terminations	(840,060)
Contract maintenance charge	(4,443)
Transfers among the sub-accounts and with the
Fixed Account - net	206,382
Increase (decrease) in net assets from contract
transactions	(637,811)
INCREASE (DECREASE) IN NET ASSETS	(699,529)
NET ASSETS AT BEGINNING OF PERIOD	3,699,919
NET ASSETS AT END OF PERIOD	$3,000,390
UNITS OUTSTANDING

Units outstanding at beginning of period	162,881
Units issued	9,964
Units redeemed	(36,000)
Units outstanding at end of period	136,845

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. Organization

Wilton Reassurance Life Co of New York Separate Account A, formerly known as Allstate Life of New York Separate Account A (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Wilton Reassurance Life Co of New York ("the Company"). The assets of the Account are legally segregated from those of the Company. The Company is a wholly owned subsidiary of Wilton Reassurance Company ("WRAC") which, in turn is a wholly owned subsidiary of Wilton Re U.S. Holdings, Inc., a Delaware corporation ("Wilton Re U.S."). All but a de minimis portion of the economic interests and 100% of the voting interests of Wilton Re U.S. are held or controlled by Wilton Re U.S. Holdings Trust, an Ontario trust (the "Wilton Re Trust"). In turn, all economic interests associated with the Wilton Re Trust accrue to Wilton Re Ltd. ("WRL"), a non-insurance holding company registered in Nova Scotia, Canada. WRL is deemed the ultimate parent corporation in the Company’s holding company system. The Account was established by Allstate Life Insurance Company of New York (“ALNY”), which was acquired by WRAC, on October 1, 2021. On November 1, 2021, ALNY merged with and into Wilton Re New York, with Wilton Re New York being the surviving company to the merger. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, the Company completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish the Company’s contractual obligations to the contractholders. The Company continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to the Company.

The Company issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.

AIM Lifetime America Series (Classic, Freedom, and Regal)

AIM Lifetime Enhanced Choice

AIM Lifetime Plus SM Variable Annuity

AIM Lifetime Plus SM Variable Annuity II

Allstate Advisor Variable Annuity (Base, Plus, and Preferred)

Allstate Custom Portfolio

Allstate Custom Portfolio Plus

Allstate Provider

Allstate Retirement Access VA B Series

Allstate Retirement Access VA L Series

Allstate Retirement Access VA X Series

Allstate Variable Annuity (Base, B-Share and L-Share)

Allstate Variable Annuity II

Allstate Variable Annuity 3

Allstate Variable Annuity 3 Asset Manager

Preferred Client Variable Annuity

Provider Ultra

Putnam Allstate Advisor Variable Annuity (Base, Plus, and Preferred)

Scudder Horizon Advantage Variable Annuity

Select Directions Variable Annuity

Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value upon death or annuitization, a specified contract anniversary date, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to mutual fund portfolios ("Fund" or "Funds") in which they invest:

Alliance Bernstein VPS Discovery Value Portfolio - Class B
AST Balanced Asset Allocation Portfolio

Alliance Bernstein VPS International Value Portfolio - Class B
AST Government Money Market Portfolio

Alliance Bernstein VPS Large Cap Growth Portfolio - Class B
AST International Equity Portfolio

Alliance Bernstein VPS Relative Value Portfolio - Class B
AST J.P. Morgan Conservative Multi-Asset Portfolio

Allspring VT Index Asset Allocation Fund - Class 2
AST Large-Cap Growth Portfolio

Allspring VT Opportunity Fund - Class 2
AST Large-Cap Value Portfolio

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

AST Multi-Asset Diversified Plus Portfolio*
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I

AST Multi-Asset Diversified Portfolio*
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II

AST PGIM Aggressive Multi-Asset Portfolio*
Invesco V.I. Equity and Income Fund - Series I

AST Preservation Asset Allocation Portfolio
Invesco V.I. Equity and Income Fund - Series II

AST Small-Cap Equity Portfolio
Invesco V.I. EQV International Equity Fund - Series I

BNY Mellon Stock Index Fund, Inc.
Invesco V.I. EQV International Equity Fund - Series II

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
Invesco V.I. Global Core Equity Fund - Series I

BNY Mellon VIF, Appreciation Portfolio - Initial Shares
Invesco V.I. Global Core Equity Fund - Series II

BNY Mellon VIF, Government Money Market Portfolio
Invesco V.I. Global Fund - Series I

Fidelity® VIP ContrafundSM Portfolio - Initial Class
Invesco V.I. Global Fund - Series II

Fidelity® VIP ContrafundSM Portfolio - Service Class 2
Invesco V.I. Global Strategic Income Fund - Series I

Fidelity® VIP Equity-Income PortfolioSM - Initial Class
Invesco V.I. Global Strategic Income Fund - Series II

Fidelity® VIP Freedom 2010 PortfolioSM - Service Class 2
Invesco V.I. Government Money Market Fund - Series I

Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2
Invesco V.I. Government Money Market Fund - Series II

Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2
Invesco V.I. Government Securities Fund - Series I

Fidelity® VIP Freedom Income PortfolioSM - Service Class 2
Invesco V.I. Growth and Income Fund - Series II

Fidelity® VIP Government Money Market Portfolio - Initial Class
Invesco V.I. High Yield Fund - Series I

Fidelity® VIP Government Money Market Portfolio - Service Class 2
Invesco V.I. High Yield Fund - Series II

Fidelity® VIP Growth & Income Portfolio - Service Class 2
Invesco V.I. Main Street Fund® - Series I

Fidelity® VIP Growth Opportunities Portfolio - Initial Class
Invesco V.I. Main Street Fund® - Series II

Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
Invesco V.I. Main Street Mid Cap Fund® - Series I

Fidelity® VIP Growth Portfolio - Initial Class
Invesco V.I. Main Street Mid Cap Fund® - Series II

Fidelity® VIP High Income Portfolio - Initial Class
Invesco V.I. Main Street Small Cap Fund® - Series I

Fidelity® VIP High Income Portfolio - Service Class 2
Invesco V.I. Main Street Small Cap Fund® - Series II

Fidelity® VIP Index 500 Portfolio - Initial Class
Invesco V.I. Technology Fund - Series I

Fidelity® VIP Index 500 Portfolio - Service Class 2
Invesco V.I. Technology Fund - Series II

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Lord Abbett Bond Debenture Portfolio - Class VC

Fidelity® VIP Mid Cap Portfolio - Service Class 2
Lord Abbett Fundamental Equity Portfolio - Class VC

Fidelity® VIP Overseas Portfolio - Initial Class
Lord Abbett Growth and Income Portfolio - Class VC

Franklin DynaTech VIP Fund - Class 2
Lord Abbett Growth Opportunities Portfolio - Class VC

Franklin Growth and Income VIP Fund - Class 2
Lord Abbett Mid Cap Stock Portfolio - Class VC
Franklin Income VIP Fund - Class 2
LVIP Nomura SMID Cap Core Fund - Standard Class*

Franklin Large Cap Growth VIP Fund - Class 2
MFS® VIT Investors Trust Series - Initial Class

Franklin Mutual Global Discovery VIP Fund - Class 2
MFS® VIT New Discovery Series - Initial Class

Franklin Mutual Shares VIP Fund - Class 2
MFS® VIT Total Return Bond Series - Initial Class

Franklin Small Cap Value VIP Fund - Class 2
MFS® VIT II High Yield Portfolio - Initial Class

Franklin U.S. Government Securities VIP Fund - Class 2
Morgan Stanley VIF Discovery Portfolio - Class I

Goldman Sachs VIT Large Cap Value Fund - Institutional Class
Morgan Stanley VIF Discovery Portfolio - Class II

Goldman Sachs VIT Mid Cap Value Fund - Institutional Class
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II

Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I

Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II

Invesco V.I. American Franchise Fund - Series I
Morgan Stanley VIF Global Strategist Portfolio - Class I

Invesco V.I. American Franchise Fund - Series II
Morgan Stanley VIF Global Strategist Portfolio - Class II

Invesco V.I. American Value Fund - Series I
Morgan Stanley VIF Growth Portfolio - Class I

Invesco V.I. American Value Fund - Series II
Morgan Stanley VIF Growth Portfolio - Class II

Invesco V.I. Comstock Fund - Series I
Nomura VIP Small Cap Value Series - Standard Class*

Invesco V.I. Comstock Fund - Series II
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class

Invesco V.I. Core Equity Fund - Series I
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class

Invesco V.I. Core Equity Fund - Series II
PIMCO VIT Real Return Portfolio - Advisor Class

Invesco V.I. Core Plus Bond Fund - Series I
PIMCO VIT Total Return Portfolio - Advisor Class

Invesco V.I. Core Plus Bond Fund - Series II
Putnam VT Core Equity Fund - Class IB

Invesco V.I. Discovery Large Cap Fund - Series I*
Putnam VT Diversified Income Fund - Class IB

Invesco V.I. Discovery Large Cap Fund - Series II*
Putnam VT Emerging Markets Equity Fund - Class IB

Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Putnam VT Focused International Equity Fund - Class IB

Invesco V.I. Discovery Mid Cap Growth Fund - Series II
Putnam VT George Putnam Balanced Fund - Class IB

Invesco V.I. Diversified Dividend Fund - Series I
Putnam VT Global Asset Allocation Fund - Class IB

Invesco V.I. Diversified Dividend Fund - Series II
Putnam VT Global Health Care Fund - Class IB

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Putnam VT Government Money Market Fund - Class IB
Putnam VT Research Fund - Class IB

Putnam VT High Yield Fund - Class IB
Putnam VT Small Cap Growth Fund - Class IB

Putnam VT Income Fund - Class IB
Putnam VT Small Cap Value Fund - Class IB

Putnam VT International Equity Fund - Class IB
Putnam VT Sustainable Future Fund - Class IB

Putnam VT International Value Fund - Class IB
Putnam VT Sustainable Leaders Fund - Class IB

Putnam VT Large Cap Growth Fund - Class IB
Templeton Developing Markets VIP Fund - Class 2

Putnam VT Large Cap Value Fund - Class IB
Templeton Foreign VIP Fund - Class 2

Putnam VT Mortgage Securities Fund - Class IB
(*) See Note 2 for disclosure of changes to the names of sub-accounts (and Funds) during 2025.

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Company's general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.

2. Portfolio Changes

The following sub-account name changes occurred during the year ended December 31, 2025:

New Sub-account Name
Old Sub-account Name

AST Multi-Asset Diversified Plus Portfolio
AST Academic Strategies Asset Allocation Portfolio

AST Multi-Asset Diversified Portfolio
AST Advanced Strategies Portfolio

AST PGIM Aggressive Multi-Asset Portfolio
AST Prudential Growth Allocation Portfolio

Invesco V.I. Discovery Large Cap Fund - Series I
Invesco V.I. Capital Appreciation Fund - Series I

Invesco V.I. Discovery Large Cap Fund - Series II
Invesco V.I. Capital Appreciation Fund - Series II

LVIP Nomura SMID Cap Core Fund - Standard Class
LVIP Macquarie SMID Cap Core Fund - Standard Class

Nomura VIP Small Cap Value Series - Standard Class
Macquarie VIP Small Cap Value Series - Standard Class

Sub-accounts with No Assets or Activity – The following sub-accounts were available, however there were no assets held as of December 31, 2025 nor activity that occurred during the year ended December 31, 2025, except as denoted below:

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

AST Aggressive Asset Allocation Portfolio**
AST T. Rowe Price Natural Resources Portfolio*

AST Bond Portfolio 2025*
DWS Capital Growth VIP - Class A

AST Bond Portfolio 2026
DWS Core Equity VIP - Class A

AST Bond Portfolio 2027
DWS CROCI® International VIP - Class A

AST Bond Portfolio 2028
DWS Global Income Builder VIP - Class A

AST Bond Portfolio 2029
DWS Global Small Cap VIP - Class A

AST Bond Portfolio 2030
DWS Government Money Market VIP - Class A

AST Bond Portfolio 2031
DWS Small Mid Cap Growth VIP - Class A

AST Bond Portfolio 2032
Invesco V.I. Government Securities Fund - Series II

AST Bond Portfolio 2033
ProFund VP Communication Services

AST Bond Portfolio 2034
ProFund VP Consumer Discretionary

AST Bond Portfolio 2035
ProFund VP Consumer Staples

AST Bond Portfolio 2036*
ProFund VP Financials

AST ClearBridge Dividend Growth Portfolio*
ProFund VP Health Care

AST Cohen & Steers Realty Portfolio*
ProFund VP Industrials

AST Core Fixed Income Portfolio
ProFund VP Large-Cap Growth

AST Emerging Markets Equity Portfolio*
ProFund VP Large-Cap Value

AST Global Bond Portfolio*
ProFund VP Mid-Cap Growth

AST High Yield Portfolio*
ProFund VP Mid-Cap Value

AST Investment Grade Bond Portfolio
ProFund VP Real Estate

AST J.P. Morgan Moderate Multi-Asset Portfolio
ProFund VP Small-Cap Growth

AST Large-Cap Equity Portfolio**
ProFund VP Small-Cap Value

AST MFS Global Equity Portfolio*
ProFund VP Utilities

AST Quantitative Modeling Portfolio

* The following sub-accounts commenced, ceased operations (i.e., liquidated), or merged to another sub-account during the year ended December 31, 2025:

Effective Date	Sub-account	Transaction
January 2, 2025	AST Bond Portfolio 2036	Commenced operations
December 31, 2025	AST Bond Portfolio 2025	Ceased operations
January 10, 2025	AST Emerging Markets Equity Portfolio	Merged to AST International Equity Portfolio
January 24, 2025	AST ClearBridge Dividend Growth Portfolio	Merged to AST Large-Cap Equity Portfolio
January 24, 2025	AST Cohen & Steers Realty Portfolio	Merged to AST Large-Cap Equity Portfolio
January 24, 2025	AST MFS Global Equity Portfolio	Merged to AST Large-Cap Equity Portfolio
January 24, 2025	AST T. Rowe Price Natural Resources Portfolio	Merged to AST Large-Cap Equity Portfolio
February 7, 2025	AST Global Bond Portfolio	Merged to AST Core Fixed Income Portfolio
February 7, 2025	AST High Yield Portfolio	Merged to AST Core Fixed Income Portfolio

All of the assets of the merged from sub-account were transferred in exchange for shares of the merged to sub-account for units of equal aggregate value and the merged to sub-account’s assumption of all of the current and future liabilities of the merged from sub-account effective on the merger date. The merged from sub-account ceased operations on the effective date of the merger.

** The following sub-account name changes occurred during the year ended December 31, 2025:

New Sub-account Name
Old Sub-account Name

AST Aggressive Asset Allocation Portfolio
AST Capital Growth Asset Allocation Portfolio

AST Large-Cap Equity Portfolio
AST Large-Cap Core Portfolio

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

3. Summary of Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.

Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.

Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.

Federal Income Taxes - The Account qualifies as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of the Company. The Company is taxed as a life insurance company under the Code and joins WRAC and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2025 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations Actual results could differ from those estimates and those differences could be material.

Contracts in Payout (Annuitization) Period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from the Company but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. A payable is established for amounts payable to the Company from the sub-accounts but not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statement of Changes in Net Assets and in "Contracts in payout (annuitization) period" in the Statement of Net Assets.

Segment Reporting - Each sub-account of the Account constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker (“CODM”) oversees the activities of the Account using information of each sub-account. The Account is engaged in a single line of business as a registered unit investment trust. The Account is a funding vehicle for individual annuity Contracts issued by the Company to support the liabilities of the applicable Contracts. The Account’s CODM is a group of executives that consists of the Company’s Chief Operating Officer, Assistant General Counsel, and Controller.

The CODM uses the increase (decrease) in net assets from operations as the performance measure to make operational decisions while monitoring the net assets of each of the sub-accounts within the Account. The accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the Statement of Assets and Liabilities as net assets. The measure of segment profit and loss is reported on the Statement of Operations and Statement of Changes in Net Assets as increase (decrease) in net assets from operations All assets and the increase (decrease) in net assets from operations are generated in the U.S.

Subsequent Events - Subsequent events have been evaluated through April 7, 2026, the date the financial statements were issued, and no subsequent events requiring disclosure or adjustments to the financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

4. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the account can access.

Level 2: Assets whose values are based on the following:

(a)
Quoted prices for similar assets in active markets; or

(b)
Quoted prices for identical or similar assets in markets that are not active; or

(c)
Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

5. Expenses

Withdrawal charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 1.00% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Scudder Horizon Advantage does not charge a withdrawal charge. The amounts are included in "Transfers for contract benefits and terminations" on the Statement of Changes in Net Assets, but are remitted to the Company.

Mortality and Expense Risk Charge - The Company assumes mortality and expense risks related to the operations of the Account and deducts charge daily at a rate ranging from 0.40% to 2.10% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charge will not be sufficient in the future to cover the cost of administering the Contracts. The Company guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options, may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

Administrative Expense Charge - The Company deducts administrative expense charge daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations

Contract Maintenance Charge - The Company deducts an annual contract maintenance charge at a rate up to $35 on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as a redemption of units and reported on the Statement of Changes in Net Assets.

6. Purchases of Investments

The cost of investments purchased during the year ended December 31, 2025 was as follows:

Purchases
Alliance Bernstein VPS Discovery Value Portfolio - Class B	$46,904
Alliance Bernstein VPS International Value Portfolio - Class B	3,334
Alliance Bernstein VPS Large Cap Growth Portfolio - Class B	151,442
Alliance Bernstein VPS Relative Value Portfolio - Class B	152,827
Allspring VT Index Asset Allocation Fund - Class 2	14,789
Allspring VT Opportunity Fund - Class 2	5,108

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Purchases
AST Balanced Asset Allocation Portfolio	$18,843
AST Government Money Market Portfolio	—
AST International Equity Portfolio	—
AST J.P. Morgan Conservative Multi-Asset Portfolio	—
AST Large-Cap Growth Portfolio	—
AST Large-Cap Value Portfolio	—
AST Multi-Asset Diversified Plus Portfolio	—
AST Multi-Asset Diversified Portfolio	—
AST PGIM Aggressive Multi-Asset Portfolio	17,164
AST Preservation Asset Allocation Portfolio	—
AST Small-Cap Equity Portfolio	—
BNY Mellon Stock Index Fund, Inc.	149,844
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	12,670
BNY Mellon VIF, Appreciation Portfolio - Initial Shares	11,127
BNY Mellon VIF, Government Money Market Portfolio	8,737
Fidelity® VIP Contrafund℠ Portfolio - Initial Class	319,377
Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	262,452
Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	74,799
Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2	490
Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	942,927
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	1,363
Fidelity® VIP Freedom Income Portfolio℠ - Service Class 2	18,417
Fidelity® VIP Government Money Market Portfolio - Initial Class	1,396,137
Fidelity® VIP Government Money Market Portfolio - Service Class 2	151,274
Fidelity® VIP Growth & Income Portfolio - Service Class 2	3,739
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	10,709
Fidelity® VIP Growth Opportunities Portfolio - Service Class 2	6,966
Fidelity® VIP Growth Portfolio - Initial Class	185,246
Fidelity® VIP High Income Portfolio - Initial Class	7,903
Fidelity® VIP High Income Portfolio - Service Class 2	301
Fidelity® VIP Index 500 Portfolio - Initial Class	19,412
Fidelity® VIP Index 500 Portfolio - Service Class 2	103,649
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	8,847
Fidelity® VIP Mid Cap Portfolio - Service Class 2	37,488
Fidelity® VIP Overseas Portfolio - Initial Class	7,060
Franklin DynaTech VIP Fund - Class 2	—
Franklin Growth and Income VIP Fund - Class 2	416,475
Franklin Income VIP Fund - Class 2	366,739
Franklin Large Cap Growth VIP Fund - Class 2	1,074,482
Franklin Mutual Global Discovery VIP Fund - Class 2	51,520
Franklin Mutual Shares VIP Fund - Class 2	383,600
Franklin Small Cap Value VIP Fund - Class 2	229,374
Franklin U.S. Government Securities VIP Fund - Class 2	45,854
Goldman Sachs VIT Large Cap Value Fund - Institutional Class	3,147
Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	8,120
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class	4,940
Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class	5,448
Invesco V.I. American Franchise Fund - Series I	671,270
Invesco V.I. American Franchise Fund - Series II	224,748
Invesco V.I. American Value Fund - Series I	495,075
Invesco V.I. American Value Fund - Series II	358,239
Invesco V.I. Comstock Fund - Series I	84,408
Invesco V.I. Comstock Fund - Series II	610,812
Invesco V.I. Core Equity Fund - Series I	287,457

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Purchases
Invesco V.I. Core Equity Fund - Series II	$2,375
Invesco V.I. Core Plus Bond Fund - Series I	19,934
Invesco V.I. Core Plus Bond Fund - Series II	452,748
Invesco V.I. Discovery Large Cap Fund - Series I	50,971
Invesco V.I. Discovery Large Cap Fund - Series II	943,134
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	72,128
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	224,012
Invesco V.I. Diversified Dividend Fund - Series I	554,765
Invesco V.I. Diversified Dividend Fund - Series II	62,676
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I	327,259
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II	169,744
Invesco V.I. Equity and Income Fund - Series I	114,769
Invesco V.I. Equity and Income Fund - Series II	170,518
Invesco V.I. EQV International Equity Fund - Series I	67,473
Invesco V.I. EQV International Equity Fund - Series II	6,032
Invesco V.I. Global Core Equity Fund - Series I	118,971
Invesco V.I. Global Core Equity Fund - Series II	16,886
Invesco V.I. Global Fund - Series I	100,423
Invesco V.I. Global Fund - Series II	227,423
Invesco V.I. Global Strategic Income Fund - Series I	26,949
Invesco V.I. Global Strategic Income Fund - Series II	291,171
Invesco V.I. Government Money Market Fund - Series I	6,450
Invesco V.I. Government Money Market Fund - Series II	—
Invesco V.I. Government Securities Fund - Series I	16,639
Invesco V.I. Growth and Income Fund - Series II	225,463
Invesco V.I. High Yield Fund - Series I	23,502
Invesco V.I. High Yield Fund - Series II	28,071
Invesco V.I. Main Street Fund® - Series I	110,127
Invesco V.I. Main Street Fund® - Series II	620,405
Invesco V.I. Main Street Mid Cap Fund® - Series I	43,227
Invesco V.I. Main Street Mid Cap Fund® - Series II	7,418
Invesco V.I. Main Street Small Cap Fund® - Series I	39,172
Invesco V.I. Main Street Small Cap Fund® - Series II	276,605
Invesco V.I. Technology Fund - Series I	62,579
Invesco V.I. Technology Fund - Series II	42,884
Lord Abbett Bond Debenture Portfolio - Class VC	148,707
Lord Abbett Fundamental Equity Portfolio - Class VC	136,411
Lord Abbett Growth and Income Portfolio - Class VC	112,014
Lord Abbett Growth Opportunities Portfolio - Class VC	190,853
Lord Abbett Mid Cap Stock Portfolio - Class VC	150,576
LVIP Nomura SMID Cap Core Fund - Standard Class	13,141
MFS® VIT Investors Trust Series - Initial Class	71,898
MFS® VIT New Discovery Series - Initial Class	654
MFS® VIT Total Return Bond Series - Initial Class	4,405
MFS® VIT II High Yield Portfolio - Initial Class	5,319
Morgan Stanley VIF Discovery Portfolio - Class I	156,568
Morgan Stanley VIF Discovery Portfolio - Class II	102,499
Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II	114,219
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I	3,485
Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II	499
Morgan Stanley VIF Global Strategist Portfolio - Class I	43,425
Morgan Stanley VIF Global Strategist Portfolio - Class II	5,856
Morgan Stanley VIF Growth Portfolio - Class I	161,300
Morgan Stanley VIF Growth Portfolio - Class II	13,597

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Purchases
Nomura VIP Small Cap Value Series - Standard Class	$54,053
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	51
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	416
PIMCO VIT Real Return Portfolio - Advisor Class	4,231
PIMCO VIT Total Return Portfolio - Advisor Class	1,951
Putnam VT Core Equity Fund - Class IB	538,209
Putnam VT Diversified Income Fund - Class IB	59,585
Putnam VT Emerging Markets Equity Fund - Class IB	11,199
Putnam VT Focused International Equity Fund - Class IB	73,884
Putnam VT George Putnam Balanced Fund - Class IB	173,283
Putnam VT Global Asset Allocation Fund - Class IB	169,278
Putnam VT Global Health Care Fund - Class IB	178,206
Putnam VT Government Money Market Fund - Class IB	800,766
Putnam VT High Yield Fund - Class IB	128,370
Putnam VT Income Fund - Class IB	306,847
Putnam VT International Equity Fund - Class IB	205,472
Putnam VT International Value Fund - Class IB	15,624
Putnam VT Large Cap Growth Fund - Class IB	2,082,113
Putnam VT Large Cap Value Fund - Class IB	1,344,648
Putnam VT Mortgage Securities Fund - Class IB	85,674
Putnam VT Research Fund - Class IB	128,781
Putnam VT Small Cap Growth Fund - Class IB	5,858
Putnam VT Small Cap Value Fund - Class IB	172,146
Putnam VT Sustainable Future Fund - Class IB	58,735
Putnam VT Sustainable Leaders Fund - Class IB	1,117,894
Templeton Developing Markets VIP Fund - Class 2	35,332
Templeton Foreign VIP Fund - Class 2	335,863

7. Financial Highlights

The Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.

In the table below, the units outstanding, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

Items in the following table are notated as follows:

*    Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

**
Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

***
Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
				Alliance Bernstein VPS Discovery Value Portfolio - Class B
2025	7	$ 51.73	-	59.37	$386	0.60%	1.29	-	1.89%	0.70	-	1.32%
2024	8	51.37	-	58.60	393	0.65	1.29	-	1.89	7.64	-	8.30
2023	8	47.72	-	54.11	396	0.82	1.29	-	1.89	14.67	-	15.36
2022	9	41.62	-	46.91	357	0.82	1.29	-	1.89	(17.40)	-	(16.90)
2021	9	50.39	-	56.45	476	0.58	1.29	-	1.89	33.05	-	33.86
				Alliance Bernstein VPS International Value Portfolio - Class B
2025	10	15.16	-	16.49	161	2.34	1.49	-	1.89	38.62	-	39.18
2024	11	10.94	-	11.85	119	2.26	1.49	-	1.89	2.82	-	3.24
2023	12	10.64	-	11.48	132	0.70	1.49	-	1.89	12.67	-	13.13
2022	12	9.44	-	10.14	118	4.12	1.49	-	1.89	(15.42)	-	(15.07)
2021	13	11.16	-	12.35	150	1.66	1.29	-	1.89	8.77	-	9.43
				Alliance Bernstein VPS Large Cap Growth Portfolio - Class B
2025	20	81.37	-	93.39	1,461	—	1.29	-	1.89	10.73	-	11.40
2024	24	73.49	-	83.84	1,449	—	1.29	-	1.89	22.59	-	23.34
2023	28	59.95	-	67.97	1,321	—	1.29	-	1.89	32.26	-	33.06
2022	38	45.33	-	51.09	1,428	—	1.29	-	1.89	(30.03)	-	(29.61)
2021	39	64.78	-	72.57	2,107	—	1.29	-	1.89	26.23	-	27.00
				Alliance Bernstein VPS Relative Value Portfolio - Class B
2025	37	45.81	-	52.58	1,641	0.89	1.29	-	1.89	8.12	-	8.78
2024	41	42.37	-	48.34	1,661	1.26	1.29	-	1.89	10.63	-	11.30
2023	44	38.30	-	43.43	1,595	1.23	1.29	-	1.89	9.62	-	10.29
2022	50	34.94	-	39.38	1,634	1.08	1.29	-	1.89	(6.22)	-	(5.65)
2021	55	37.25	-	41.73	1,929	0.64	1.29	-	1.89	25.43	-	26.19
				Allspring VT Index Asset Allocation Fund - Class 2
2025	4	37.89	-	37.89	146	1.21	1.25	-	1.25	10.10	-	10.10
2024	6	34.41	-	34.41	204	1.32	1.25	-	1.25	13.43	-	13.43
2023	6	30.34	-	30.34	180	0.96	1.25	-	1.25	15.26	-	15.26
2022	6	26.32	-	26.32	157	0.63	1.25	-	1.25	(18.05)	-	(18.05)
2021	6	32.12	-	32.12	194	0.59	1.25	-	1.25	14.56	-	14.56
					Allspring VT Opportunity Fund - Class 2
2025	2	26.58	-	26.58	40	0.05	1.25	-	1.25	5.39	-	5.39
2024	2	25.22	-	25.22	39	0.05	1.25	-	1.25	13.61	-	13.61
2023	2	22.20	-	22.20	36	—	1.25	-	1.25	24.93	-	24.93
2022	2	17.77	-	17.77	31	—	1.25	-	1.25	(21.79)	-	(21.79)
2021	2	22.72	-	22.72	42	0.04	1.25	-	1.25	23.23	-	23.23
AST Balanced Asset Allocation Portfolio (Fund commenced operations December 6, 2024) (On December 6, 2024, AST T. Rowe Price Asset Allocation Portfolio merged into AST Balanced Asset Allocation Portfolio)

2025	< 1	22.89	-	22.89	16	—	1.75	-	1.75	12.38	-	12.38
2024	2	20.36	-	20.36	32	—	1.75	-	1.75	9.96	-	9.96
2023	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2022	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
					AST Government Money Market Portfolio
2025	< 1	$ 10.13	-	10.13	< 1	3.94%	1.15	-	1.15%	2.60	-	2.60%
2024	< 1	9.87	-	9.87	< 1	5.43	1.15	-	1.15	3.56	-	3.56
2023	< 1	9.54	-	9.54	3	4.46	1.15	-	1.15	3.43	-	3.43
2022	< 1	9.22	-	9.22	5	1.02	1.15	-	1.15	0.07	-	0.07
2021	1	9.21	-	9.21	9	<0.01	1.15	-	1.15	(1.14)	-	(1.14)
					AST International Equity Portfolio
2025	< 1	20.97	-	20.97	3	—	1.40	-	1.40	31.00	-	31.00
2024	< 1	16.01	-	16.01	2	—	1.40	-	1.40	3.99	-	3.99
2023	< 1	15.39	-	15.39	2	—	1.40	-	1.40	16.13	-	16.13
2022	< 1	13.26	-	13.26	2	—	1.40	-	1.40	(29.67)	-	(29.67)
2021	< 1	18.85	-	18.85	3	—	1.40	-	1.40	10.95	-	10.95
				AST J.P. Morgan Conservative Multi-Asset Portfolio
2025	—	16.45	-	16.45	—	—	1.75	-	1.75	8.47	-	8.47
2024	1	15.17	-	15.17	18	—	1.75	-	1.75	4.36	-	4.36
2023	1	14.54	-	14.54	17	—	1.75	-	1.75	8.46	-	8.46
2022	1	13.40	-	13.40	16	—	1.75	-	1.75	(17.18)	-	(17.18)
2021	1	16.18	-	16.18	19	—	1.75	-	1.75	6.09	-	6.09
					AST Large-Cap Growth Portfolio
2025	< 1	73.97	-	73.97	25	—	1.40	-	1.40	15.45	-	15.45
2024	< 1	64.07	-	64.07	22	—	1.40	-	1.40	28.35	-	28.35
2023	< 1	49.92	-	49.92	12	—	1.40	-	1.40	41.65	-	41.65
2022	< 1	35.24	-	35.24	9	—	1.40	-	1.40	(34.13)	-	(34.13)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
					AST Large-Cap Value Portfolio
2025	< 1	28.36	-	28.36	14	—	1.40	-	1.40	14.45	-	14.45
2024	< 1	24.78	-	24.78	13	—	1.40	-	1.40	8.40	-	8.40
2023	< 1	22.86	-	22.86	4	—	1.40	-	1.40	8.24	-	8.24
2022	< 1	21.12	-	21.12	4	—	1.40	-	1.40	0.30	-	0.30
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
					AST Multi-Asset Diversified Plus Portfolio
2025	1	14.36	-	14.36	18	—	2.10	-	2.10	11.21	-	11.21
2024	1	12.91	-	12.91	17	—	2.10	-	2.10	5.48	-	5.48
2023	1	12.24	-	12.24	17	—	2.10	-	2.10	7.95	-	7.95
2022	1	11.34	-	11.34	17	—	2.10	-	2.10	(15.23)	-	(15.23)
2021	2	13.38	-	14.78	21	—	1.40	-	2.10	10.12	-	10.89
					AST Multi-Asset Diversified Portfolio
2025	—	24.27	-	24.27	—	—	1.75	-	1.75	13.56	-	13.56
2024	1	21.37	-	21.37	26	—	1.75	-	1.75	9.07	-	9.07
2023	1	19.59	-	19.59	24	—	1.75	-	1.75	12.51	-	12.51
2022	1	17.41	-	17.41	21	—	1.75	-	1.75	(18.06)	-	(18.06)
2021	1	21.25	-	21.25	26	—	1.75	-	1.75	11.87	-	11.87

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
					AST PGIM Aggressive Multi-Asset Portfolio
2025	< 1	$ 20.43	-	20.43	$14	— %	1.75	-	1.75%	14.00	-	14.00%
2024	2	17.92	-	17.92	29	—	1.75	-	1.75	11.72	-	11.72
2023	3	16.04	-	16.04	44	—	1.75	-	1.75	16.03	-	16.03
2022	3	13.83	-	13.83	43	—	1.75	-	1.75	(19.70)	-	(19.70)
2021	8	17.22	-	17.22	134	—	1.75	-	1.75	14.69	-	14.69
					AST Preservation Asset Allocation Portfolio
2025	4	17.18	-	20.05	67	—	1.15	-	2.00	9.14	-	10.06
2024	4	15.74	-	18.21	61	—	1.15	-	2.00	5.67	-	6.57
2023	4	14.89	-	17.09	58	—	1.15	-	2.00	9.59	-	10.51
2022	4	13.59	-	15.47	52	—	1.15	-	2.00	(17.28)	-	(16.58)
2021	4	16.43	-	18.54	63	—	1.15	-	2.00	4.16	-	5.03
					AST Small-Cap Equity Portfolio
2025	< 1	38.55	-	38.55	6	—	1.40	-	1.40	5.93	-	5.93
2024	< 1	36.39	-	36.39	5	—	1.40	-	1.40	13.26	-	13.26
2023	< 1	32.13	-	32.13	5	—	1.40	-	1.40	15.48	-	15.48
2022	< 1	27.82	-	27.82	4	—	1.40	-	1.40	(28.57)	-	(28.57)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
					BNY Mellon Stock Index Fund, Inc.
2025	43	53.55	-	53.55	2,281	1.03	1.25	-	1.25	16.07	-	16.07
2024	46	46.14	-	46.14	2,122	1.17	1.25	-	1.25	23.11	-	23.11
2023	48	37.48	-	37.48	1,782	1.42	1.25	-	1.25	24.37	-	24.37
2022	51	30.14	-	30.14	1,541	1.33	1.25	-	1.25	(19.33)	-	(19.33)
2021	54	37.36	-	37.36	2,007	0.89	1.25	-	1.25	26.82	-	26.82
				BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
2025	4	36.36	-	36.36	157	0.25	1.25	-	1.25	14.53	-	14.53
2024	4	31.75	-	31.75	138	0.53	1.25	-	1.25	23.33	-	23.33
2023	4	25.74	-	25.74	114	0.71	1.25	-	1.25	22.29	-	22.29
2022	6	21.05	-	21.05	127	0.52	1.25	-	1.25	(23.83)	-	(23.83)
2021	6	27.64	-	27.64	169	0.75	1.25	-	1.25	25.42	-	25.42
				BNY Mellon VIF, Appreciation Portfolio - Initial Shares
2025	2	46.91	-	46.91	77	0.37	1.25	-	1.25	8.71	-	8.71
2024	2	43.16	-	43.16	71	0.41	1.25	-	1.25	11.40	-	11.40
2023	3	38.74	-	38.74	106	0.71	1.25	-	1.25	19.47	-	19.47
2022	5	32.43	-	32.43	166	0.62	1.25	-	1.25	(19.08)	-	(19.08)
2021	7	40.07	-	40.07	291	0.44	1.25	-	1.25	25.55	-	25.55
				BNY Mellon VIF, Government Money Market Portfolio
2025	16	10.53	-	10.53	168	3.86	1.25	-	1.25	2.64	-	2.64
2024	18	10.26	-	10.26	181	4.63	1.25	-	1.25	3.43	-	3.43
2023	19	9.92	-	9.92	184	4.53	1.25	-	1.25	3.33	-	3.33
2022	19	9.60	-	9.60	183	1.06	1.25	-	1.25	0.01	-	0.01
2021	28	9.60	-	9.60	272	<0.01	1.25	-	1.25	(1.23)	-	(1.23)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
				Fidelity® VIP ContrafundSM Portfolio - Initial Class
2025	22	$ 82.70	-	87.61	$1,815	0.14%	1.25	-	1.25%	19.97	-	19.97%
2024	24	68.93	-	73.03	1,658	0.19	1.25	-	1.25	32.12	-	32.12
2023	25	52.17	-	55.27	1,335	0.49	1.25	-	1.25	31.80	-	31.80
2022	27	39.58	-	41.94	1,105	0.49	1.25	-	1.25	(27.23)	-	(27.23)
2021	30	54.39	-	57.63	1,649	0.06	1.25	-	1.25	26.25	-	26.25
				Fidelity® VIP ContrafundSM Portfolio - Service Class 2
2025	23	53.14	-	76.30	1,328	—	1.29	-	1.89	18.91	-	19.64
2024	27	44.69	-	63.77	1,312	0.03	1.29	-	1.89	30.92	-	31.72
2023	44	34.14	-	48.41	1,595	0.26	1.29	-	1.89	30.62	-	31.41
2022	48	26.13	-	36.84	1,323	0.29	1.29	-	1.89	(27.87)	-	(27.43)
2021	47	36.23	-	50.77	1,803	0.03	1.29	-	1.89	25.11	-	25.87
				Fidelity® VIP Equity-Income PortfolioSM - Initial Class
2025	20	47.84	-	47.84	975	1.78	1.25	-	1.25	17.54	-	17.54
2024	23	40.70	-	40.70	916	1.73	1.25	-	1.25	13.91	-	13.91
2023	25	35.73	-	35.73	895	1.88	1.25	-	1.25	9.28	-	9.28
2022	27	32.70	-	32.70	876	1.83	1.25	-	1.25	(6.14)	-	(6.14)
2021	30	34.83	-	34.83	1,043	1.90	1.25	-	1.25	23.34	-	23.34
				Fidelity® VIP Freedom 2010 PortfolioSM - Service Class 2
2025	< 1	18.63	-	20.58	11	2.42	1.29	-	1.79	8.29	-	8.84
2024	3	17.20	-	18.91	57	3.37	1.29	-	1.79	3.27	-	3.79
2023	3	16.66	-	18.22	57	3.74	1.29	-	1.79	7.14	-	7.68
2022	3	15.55	-	16.92	54	1.93	1.29	-	1.79	(15.20)	-	(14.77)
2021	3	18.33	-	19.85	66	0.80	1.29	-	1.79	3.71	-	4.24
				Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2
2025	22	21.57	-	23.83	504	1.95	1.29	-	1.79	10.98	-	11.54
2024	104	19.43	-	21.37	2,061	2.64	1.29	-	1.79	5.48	-	6.01
2023	107	18.43	-	20.15	2,004	3.02	1.29	-	1.79	10.22	-	10.78
2022	115	16.72	-	18.19	1,948	1.85	1.29	-	1.79	(17.47)	-	(17.05)
2021	118	20.25	-	21.93	2,430	0.85	1.29	-	1.79	7.31	-	7.86
				Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2
2025	< 1	26.16	-	26.16	22	2.19	1.59	-	1.59	13.34	-	13.34
2024	< 1	23.08	-	23.08	20	2.04	1.59	-	1.59	7.40	-	7.40
2023	< 1	21.49	-	21.88	18	2.26	1.49	-	1.59	12.65	-	12.76
2022	< 1	19.08	-	19.40	16	1.72	1.49	-	1.59	(18.40)	-	(18.32)
2021	< 1	23.38	-	23.75	20	0.87	1.49	-	1.59	10.30	-	10.41
				Fidelity® VIP Freedom Income PortfolioSM - Service Class 2
2025	35	15.91	-	16.56	574	3.07	1.29	-	1.49	7.68	-	7.90
2024	38	14.78	-	15.35	587	3.42	1.29	-	1.49	2.65	-	2.85
2023	39	14.14	-	14.92	577	4.01	1.29	-	1.59	5.94	-	6.27
2022	41	13.35	-	14.04	577	1.97	1.29	-	1.59	(13.65)	-	(13.39)
2021	43	15.46	-	16.21	702	1.16	1.29	-	1.59	1.39	-	1.70

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
			Fidelity® VIP Government Money Market Portfolio - Initial Class
2025	469	$ 10.59	-	11.09	$5,024	4.05%	1.00	-	1.48%	2.60	-	3.10%
2024	502	10.32	-	10.76	5,234	4.98	1.00	-	1.48	3.55	-	4.05
2023	324	9.96	-	10.34	3,255	4.84	1.00	-	1.48	3.36	-	3.85
2022	194	9.64	-	9.95	1,885	1.40	1.00	-	1.48	(0.05)	-	0.43
2021	208	9.65	-	10.01	2,020	<0.01	0.83	-	1.48	(1.46)	-	(0.82)
			Fidelity® VIP Government Money Market Portfolio - Service Class 2
2025	176	9.23	-	9.82	1,718	3.79	1.25	-	1.89	1.91	-	2.57
2024	186	9.06	-	9.58	1,778	4.72	1.25	-	1.89	2.85	-	3.53
2023	170	8.81	-	9.25	1,571	4.58	1.25	-	1.89	2.67	-	3.34
2022	108	8.58	-	8.95	955	1.16	1.25	-	1.89	(0.64)	-	0.01
2021	143	8.63	-	8.95	1,272	0.01	1.25	-	1.89	(1.87)	-	(1.23)
				Fidelity® VIP Growth & Income Portfolio - Service Class 2
2025	< 1	49.38	-	55.99	36	1.35	1.29	-	1.89	18.93	-	19.65
2024	< 1	41.52	-	46.80	31	1.15	1.29	-	1.89	19.65	-	20.38
2023	< 1	34.70	-	38.87	34	1.49	1.29	-	1.89	16.14	-	16.85
2022	< 1	29.88	-	33.27	30	1.47	1.29	-	1.89	(6.96)	-	(6.39)
2021	< 1	32.11	-	35.54	33	2.21	1.29	-	1.89	23.27	-	24.02
				Fidelity® VIP Growth Opportunities Portfolio - Initial Class
2025	6	90.02	-	90.02	564	—	1.25	-	1.25	20.43	-	20.43
2024	6	74.74	-	74.74	468	—	1.25	-	1.25	37.16	-	37.16
2023	8	54.50	-	54.50	433	—	1.25	-	1.25	43.85	-	43.85
2022	8	37.88	-	37.88	302	—	1.25	-	1.25	(38.92)	-	(38.92)
2021	10	62.02	-	62.02	625	—	1.25	-	1.25	10.55	-	10.55
				Fidelity® VIP Growth Opportunities Portfolio - Service Class 2
2025	5	95.30	-	101.17	465	—	1.29	-	1.59	19.71	-	20.07
2024	5	79.61	-	84.26	426	—	1.29	-	1.59	36.35	-	36.77
2023	6	58.39	-	61.61	370	—	1.29	-	1.59	43.01	-	43.44
2022	6	40.83	-	42.95	263	—	1.29	-	1.59	(39.30)	-	(39.11)
2021	6	67.26	-	70.54	409	—	1.29	-	1.59	9.90	-	10.23
					Fidelity® VIP Growth Portfolio - Initial Class
2025	24	55.57	-	61.18	1,420	0.30	1.25	-	1.25	13.47	-	13.47
2024	25	48.97	-	53.92	1,310	<0.01	1.25	-	1.25	28.76	-	28.76
2023	37	38.03	-	41.88	1,452	0.13	1.25	-	1.25	34.55	-	34.55
2022	40	28.27	-	31.12	1,170	0.62	1.25	-	1.25	(25.39)	-	(25.39)
2021	41	37.89	-	41.72	1,640	—	1.25	-	1.25	21.68	-	21.68
				Fidelity® VIP High Income Portfolio - Initial Class
2025	5	23.87	-	23.87	123	6.45	1.25	-	1.25	8.99	-	8.99
2024	6	21.90	-	21.90	121	5.92	1.25	-	1.25	7.61	-	7.61
2023	7	20.35	-	20.35	148	4.75	1.25	-	1.25	9.11	-	9.11
2022	10	18.65	-	18.65	182	4.82	1.25	-	1.25	(12.47)	-	(12.47)
2021	11	21.31	-	21.31	227	5.29	1.25	-	1.25	3.11	-	3.11

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
				Fidelity® VIP High Income Portfolio - Service Class 2
2025	< 1	$ 22.01	-	22.01	$3	6.90%	1.49	-	1.49%	8.67	-	8.67%
2024	< 1	18.70	-	20.26	2	5.54	1.49	-	1.89	6.56	-	7.00
2023	< 1	17.55	-	18.93	3	5.80	1.49	-	1.89	8.17	-	8.61
2022	< 1	16.23	-	17.43	3	4.78	1.49	-	1.89	(13.34)	-	(12.98)
2021	< 1	18.72	-	20.03	4	3.12	1.49	-	1.89	2.33	-	2.74
				Fidelity® VIP Index 500 Portfolio - Initial Class
2025	22	53.45	-	53.45	1,200	1.15	1.25	-	1.25	16.31	-	16.31
2024	25	45.96	-	45.96	1,132	1.26	1.25	-	1.25	23.34	-	23.34
2023	28	37.26	-	37.26	1,039	1.47	1.25	-	1.25	24.63	-	24.63
2022	30	29.90	-	29.90	901	1.42	1.25	-	1.25	(19.23)	-	(19.23)
2021	36	37.01	-	37.01	1,347	1.26	1.25	-	1.25	26.98	-	26.98
				Fidelity® VIP Index 500 Portfolio - Service Class 2
2025	23	49.24	-	55.49	1,221	0.87	1.29	-	1.89	15.27	-	15.97
2024	24	42.71	-	47.85	1,114	1.01	1.29	-	1.89	22.23	-	22.97
2023	35	34.95	-	38.91	1,346	1.21	1.29	-	1.89	23.52	-	24.26
2022	45	28.29	-	31.31	1,374	1.23	1.29	-	1.89	(19.95)	-	(19.47)
2021	37	35.35	-	38.88	1,398	1.07	1.29	-	1.89	25.84	-	26.61
				Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2025	6	20.69	-	20.69	134	2.88	1.25	-	1.25	5.89	-	5.89
2024	14	19.54	-	19.54	276	3.74	1.25	-	1.25	0.52	-	0.52
2023	13	19.43	-	19.43	245	2.61	1.25	-	1.25	4.89	-	4.89
2022	13	18.53	-	18.53	237	2.25	1.25	-	1.25	(14.04)	-	(14.04)
2021	13	21.56	-	21.56	284	2.03	1.25	-	1.25	(1.84)	-	(1.84)
				Fidelity® VIP Mid Cap Portfolio - Service Class 2
2025	8	33.17	-	50.85	303	0.24	1.29	-	1.89	9.39	-	10.05
2024	9	30.32	-	46.20	305	0.35	1.29	-	1.89	14.96	-	15.66
2023	9	26.37	-	39.95	274	0.30	1.29	-	1.89	12.65	-	13.33
2022	13	23.41	-	35.25	355	0.27	1.29	-	1.89	(16.57)	-	(16.06)
2021	15	28.06	-	42.00	468	0.36	1.29	-	1.89	22.95	-	23.69
				Fidelity® VIP Overseas Portfolio - Initial Class
2025	2	23.73	-	24.65	51	1.28	1.25	-	1.25	18.90	-	18.90
2024	5	19.96	-	20.73	98	1.47	1.25	-	1.25	3.74	-	3.74
2023	7	19.24	-	19.98	130	0.97	1.25	-	1.25	19.01	-	19.01
2022	9	16.17	-	16.79	140	1.06	1.25	-	1.25	(25.42)	-	(25.42)
2021	9	21.68	-	22.51	201	0.49	1.25	-	1.25	18.21	-	18.21
					Franklin DynaTech VIP Fund - Class 2
2025	< 1	54.04	-	54.04	36	—	1.89	-	1.89	15.91	-	15.91
2024	< 1	46.62	-	46.62	31	—	1.89	-	1.89	27.98	-	27.98
2023	< 1	36.43	-	36.43	24	—	1.89	-	1.89	41.07	-	41.07
2022	< 1	25.82	-	25.82	17	—	1.89	-	1.89	(41.09)	-	(41.09)
2021	< 1	43.83	-	43.83	30	—	1.89	-	1.89	13.96	-	13.96

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
				Franklin Growth and Income VIP Fund - Class 2
2025	66	$ 48.98	-	57.74	$3,620	2.15%	1.29	-	1.99%	14.58	-	15.40%
2024	72	42.75	-	50.04	3,435	2.29	1.29	-	1.99	15.64	-	16.46
2023	92	36.97	-	42.97	3,742	2.19	1.29	-	1.99	6.83	-	7.58
2022	104	34.61	-	39.94	3,969	3.01	1.29	-	1.99	(8.65)	-	(8.01)
2021	111	37.89	-	43.41	4,580	2.44	1.29	-	1.99	22.76	-	23.63
					Franklin Income VIP Fund - Class 2
2025	150	25.47	-	29.70	4,285	5.08	1.29	-	1.99	10.33	-	11.11
2024	170	23.09	-	26.73	4,377	5.16	1.29	-	1.99	5.07	-	5.82
2023	206	21.97	-	25.26	5,009	5.21	1.29	-	1.99	6.47	-	7.23
2022	220	20.64	-	23.56	5,003	4.81	1.29	-	1.99	(7.34)	-	(6.69)
2021	248	22.27	-	25.25	6,044	4.42	1.29	-	1.99	14.44	-	15.25
				Franklin Large Cap Growth VIP Fund - Class 2
2025	86	45.16	-	51.39	4,228	—	1.29	-	1.89	5.20	-	5.84
2024	94	42.93	-	48.55	4,358	—	1.29	-	1.89	23.91	-	24.66
2023	117	34.64	-	38.95	4,372	—	1.29	-	1.89	37.81	-	38.64
2022	146	25.14	-	28.09	3,949	—	1.29	-	1.89	(37.73)	-	(37.35)
2021	145	40.37	-	44.84	6,252	—	1.29	-	1.89	13.10	-	13.79
				Franklin Mutual Global Discovery VIP Fund - Class 2
2025	11	27.39	-	30.86	328	1.90	1.29	-	1.89	21.02	-	21.75
2024	16	22.63	-	25.35	398	1.35	1.29	-	1.89	2.67	-	3.30
2023	24	22.04	-	24.54	561	2.46	1.29	-	1.89	18.05	-	18.77
2022	25	18.67	-	20.66	507	1.37	1.29	-	1.89	(6.54)	-	(5.97)
2021	20	19.98	-	21.98	433	2.11	1.29	-	1.89	16.88	-	17.59
					Franklin Mutual Shares VIP Fund - Class 2
2025	71	33.41	-	39.38	2,631	2.00	1.29	-	1.99	9.31	-	10.08
2024	82	30.56	-	35.77	2,772	1.86	1.29	-	1.99	9.05	-	9.83
2023	113	28.02	-	32.57	3,462	1.86	1.29	-	1.99	11.22	-	12.01
2022	123	25.20	-	29.08	3,376	1.73	1.29	-	1.99	(9.26)	-	(8.62)
2021	150	27.77	-	31.82	4,497	2.80	1.29	-	1.99	16.81	-	17.63
					Franklin Small Cap Value VIP Fund - Class 2
2025	31	58.73	-	69.23	1,904	1.07	1.29	-	1.99	5.52	-	6.27
2024	35	55.66	-	65.15	1,997	0.94	1.29	-	1.99	9.48	-	10.26
2023	44	50.84	-	59.09	2,336	0.52	1.29	-	1.99	10.52	-	11.30
2022	49	46.00	-	53.09	2,356	0.99	1.29	-	1.99	(11.85)	-	(11.22)
2021	55	52.18	-	59.80	2,984	0.99	1.29	-	1.99	22.88	-	23.75
				Franklin U.S. Government Securities VIP Fund - Class 2
2025	59	10.89	-	12.70	715	3.25	1.29	-	1.99	4.58	-	5.32
2024	60	10.41	-	12.06	689	3.32	1.29	-	1.99	(0.65)	-	0.06
2023	92	10.48	-	12.05	1,059	2.68	1.29	-	1.99	2.40	-	3.12
2022	104	10.24	-	11.69	1,159	2.34	1.29	-	1.99	(11.54)	-	(10.91)
2021	126	11.57	-	13.12	1,583	2.29	1.29	-	1.99	(3.77)	-	(3.09)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
				Goldman Sachs VIT Large Cap Value Fund - Institutional Class
2025	< 1	$ 30.70	-	33.39	$21	1.13%	1.49	-	1.89%	8.80	-	9.24%
2024	< 1	28.22	-	30.56	19	1.40	1.49	-	1.89	14.88	-	15.35
2023	< 1	24.56	-	26.50	18	1.81	1.49	-	1.89	10.89	-	11.34
2022	< 1	22.15	-	23.80	16	1.36	1.49	-	1.89	(8.13)	-	(7.76)
2021	< 1	24.11	-	25.80	18	1.15	1.49	-	1.89	21.80	-	22.29
				Goldman Sachs VIT Mid Cap Value Fund - Institutional Class
2025	2	38.48	-	38.48	70	1.22	1.89	-	1.89	7.33	-	7.33
2024	2	35.85	-	35.85	65	1.03	1.89	-	1.89	10.27	-	10.27
2023	2	32.51	-	32.51	59	1.04	1.89	-	1.89	9.33	-	9.33
2022	2	29.74	-	29.74	54	0.70	1.89	-	1.89	(11.68)	-	(11.68)
2021	2	33.67	-	33.67	62	0.48	1.89	-	1.89	28.49	-	28.49
		Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
2025	2	35.91	-	39.05	55	0.76	1.49	-	1.89	13.96	-	14.42
2024	2	31.51	-	34.13	48	0.98	1.49	-	1.89	16.80	-	17.27
2023	2	26.98	-	29.10	43	1.04	1.49	-	1.89	17.04	-	17.51
2022	2	23.05	-	24.77	37	0.31	1.49	-	1.89	(20.90)	-	(20.58)
2021	2	29.14	-	32.25	48	0.44	1.29	-	1.89	21.46	-	22.20
			Goldman Sachs VIT U.S. Equity Insights Fund - Institutional Class
2025	< 1	50.64	-	55.08	39	0.72	1.49	-	1.89	13.57	-	14.03
2024	< 1	44.59	-	48.30	34	0.57	1.49	-	1.89	25.89	-	26.41
2023	1	35.42	-	38.21	39	0.71	1.49	-	1.89	21.48	-	21.97
2022	1	29.16	-	31.33	32	0.83	1.49	-	1.89	(21.25)	-	(20.93)
2021	1	37.02	-	39.62	40	0.82	1.49	-	1.89	26.97	-	27.49
				Invesco V.I. American Franchise Fund - Series I
2025	116	57.66	-	64.84	6,536	—	1.10	-	1.70	9.78	-	10.44
2024	130	52.52	-	58.71	6,636	—	1.10	-	1.70	32.60	-	33.41
2023	158	39.61	-	44.01	5,859	—	1.10	-	1.70	38.56	-	39.39
2022	175	28.59	-	31.57	4,743	—	1.10	-	1.70	(32.27)	-	(31.87)
2021	186	42.21	-	46.34	7,450	—	1.10	-	1.70	10.04	-	10.70
				Invesco V.I. American Franchise Fund - Series II
2025	32	70.11	-	80.72	2,012	—	1.29	-	1.89	9.29	-	9.95
2024	33	64.15	-	73.41	1,854	—	1.29	-	1.89	32.01	-	32.82
2023	35	48.60	-	55.27	1,506	—	1.29	-	1.89	37.96	-	38.79
2022	37	35.23	-	39.82	1,170	—	1.29	-	1.89	(32.59)	-	(32.18)
2021	38	52.25	-	58.72	1,749	—	1.29	-	1.89	9.54	-	10.21
					Invesco V.I. American Value Fund - Series I
2025	111	17.92	-	54.61	3,027	0.47	1.10	-	1.99	18.60	-	19.68
2024	120	14.97	-	46.04	2,792	0.99	1.10	-	1.99	27.81	-	28.98
2023	136	11.61	-	36.02	2,433	0.64	1.10	-	1.99	13.31	-	14.34
2022	157	10.15	-	31.79	2,427	0.76	1.10	-	1.99	(4.54)	-	(3.68)
2021	161	10.54	-	33.30	2,569	0.43	1.10	-	1.99	5.40	-	25.41

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
					Invesco V.I. American Value Fund - Series II
2025	39	$ 53.53	-	81.75	$2,103	0.22%	1.29	-	1.89%	18.48	-	19.20%
2024	41	45.18	-	68.58	1,884	0.71	1.29	-	1.89	27.63	-	28.41
2023	51	35.40	-	53.41	1,863	0.38	1.29	-	1.89	13.12	-	13.81
2022	53	31.29	-	46.93	1,725	0.44	1.29	-	1.89	(4.69)	-	(4.11)
2021	55	32.83	-	48.94	1,908	0.23	1.29	-	1.89	25.22	-	25.98
					Invesco V.I. Comstock Fund - Series I
2025	13	49.93	-	59.48	703	1.70	1.25	-	1.58	15.60	-	15.99
2024	14	43.19	-	51.28	658	1.65	1.25	-	1.58	13.36	-	13.74
2023	21	38.10	-	45.08	901	1.80	1.25	-	1.58	10.60	-	10.97
2022	24	34.45	-	40.63	909	1.55	1.25	-	1.58	(0.46)	-	(0.13)
2021	28	34.61	-	40.68	1,058	1.72	1.25	-	1.58	31.27	-	31.70
					Invesco V.I. Comstock Fund - Series II
2025	99	40.70	-	60.62	4,834	1.45	1.29	-	1.99	14.82	-	15.63
2024	109	35.44	-	52.43	4,588	1.43	1.29	-	1.99	12.58	-	13.38
2023	132	31.48	-	46.24	4,883	1.51	1.29	-	1.99	9.88	-	10.66
2022	156	28.65	-	41.79	5,240	1.36	1.29	-	1.99	(1.15)	-	(0.45)
2021	177	28.99	-	41.98	5,961	1.58	1.29	-	1.99	30.41	-	31.33
					Invesco V.I. Core Equity Fund - Series I
2025	78	36.20	-	45.86	3,315	0.64	1.10	-	1.70	14.21	-	14.90
2024	92	31.51	-	40.15	3,413	0.69	1.10	-	1.70	23.48	-	24.23
2023	105	25.36	-	32.52	3,127	0.73	1.10	-	1.70	21.29	-	22.02
2022	124	20.79	-	26.81	3,025	0.88	1.10	-	1.70	(21.88)	-	(21.41)
2021	142	26.45	-	34.32	4,436	0.66	1.10	-	1.70	25.59	-	26.34
					Invesco V.I. Core Equity Fund - Series II
2025	< 1	34.50	-	44.10	32	0.42	1.55	-	1.89	13.70	-	14.10
2024	< 1	30.34	-	38.65	28	0.50	1.55	-	1.89	22.92	-	23.35
2023	< 1	24.68	-	33.11	23	0.46	1.30	-	1.89	20.77	-	21.50
2022	1	20.44	-	27.25	26	0.63	1.30	-	1.89	(22.24)	-	(21.78)
2021	1	26.28	-	34.83	34	0.44	1.30	-	1.89	24.98	-	25.74
					Invesco V.I. Core Plus Bond Fund - Series I
2025	20	14.88	-	17.55	341	4.22	1.10	-	1.70	5.29	-	5.92
2024	22	14.13	-	16.57	356	3.55	1.10	-	1.70	1.31	-	1.93
2023	24	13.95	-	16.26	386	2.58	1.10	-	1.70	4.35	-	4.98
2022	25	13.37	-	15.49	389	0.65	1.10	-	1.70	(15.97)	-	(15.47)
2021	14	15.91	-	18.32	263	1.47	1.10	-	1.70	(2.33)	-	(1.74)
					Invesco V.I. Core Plus Bond Fund - Series II
2025	151	10.26	-	10.53	1,581	3.96	1.29	-	1.99	4.84	-	5.59
2024	194	9.79	-	9.98	1,924	3.41	1.29	-	1.99	0.67	-	1.39
2023	210	9.72	-	9.84	2,055	2.44	1.29	-	1.99	3.75	-	4.49
2022	231	9.37	-	9.42	2,177	0.57	1.29	-	1.99	(6.29)	-	(5.84)
2021	< 1	15.06	-	15.84	2	1.44	1.50	-	1.75	(2.73)	-	(2.48)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
				Invesco V.I. Discovery Large Cap Fund - Series I
2025	10	$ 43.22	-	43.22	$422	— %	1.25	-	1.25%	11.40	-	11.40%
2024	12	38.80	-	38.80	447	—	1.25	-	1.25	32.49	-	32.49
2023	23	29.28	-	29.28	678	—	1.25	-	1.25	33.70	-	33.70
2022	24	21.90	-	21.90	532	—	1.25	-	1.25	(31.64)	-	(31.64)
2021	25	32.04	-	32.04	798	—	1.25	-	1.25	21.05	-	21.05
				Invesco V.I. Discovery Large Cap Fund - Series II
2025	85	58.87	-	69.14	5,545	—	1.29	-	1.99	10.30	-	11.08
2024	99	53.37	-	62.24	5,834	—	1.29	-	1.99	31.16	-	32.09
2023	118	40.69	-	47.12	5,301	—	1.29	-	1.99	32.36	-	33.30
2022	132	30.74	-	35.35	4,442	—	1.29	-	1.99	(32.33)	-	(31.85)
2021	150	45.43	-	51.87	7,421	—	1.29	-	1.99	19.86	-	20.71
				Invesco V.I. Discovery Mid Cap Growth Fund - Series I
2025	35	16.30	-	16.87	764	—	1.10	-	1.70	3.02	-	3.64
2024	42	15.82	-	16.27	893	—	1.10	-	1.70	22.13	-	22.87
2023	48	12.96	-	13.25	807	—	1.10	-	1.70	11.25	-	11.92
2022	65	11.65	-	11.84	947	—	1.10	-	1.70	(32.14)	-	(31.74)
2021	70	17.16	-	17.34	1,479	—	1.10	-	1.70	17.09	-	17.80
				Invesco V.I. Discovery Mid Cap Growth Fund - Series II
2025	53	37.12	-	59.54	1,972	—	1.29	-	1.99	2.46	-	3.19
2024	57	36.23	-	57.70	1,992	—	1.29	-	1.99	21.45	-	22.32
2023	67	29.83	-	47.17	1,955	—	1.29	-	1.99	10.62	-	11.40
2022	73	26.97	-	42.35	1,952	—	1.29	-	1.99	(32.50)	-	(32.02)
2021	82	39.95	-	62.29	3,280	—	1.29	-	1.99	16.44	-	17.26
				Invesco V.I. Diversified Dividend Fund - Series I
2025	45	122.48	-	125.78	5,815	1.62	1.00	-	1.48	14.04	-	14.59
2024	48	106.89	-	110.29	5,481	1.89	1.00	-	1.48	11.54	-	12.08
2023	50	95.36	-	98.88	5,091	1.98	1.00	-	1.48	7.45	-	7.96
2022	54	88.33	-	92.02	5,071	1.88	1.00	-	1.48	(3.12)	-	(2.66)
2021	55	90.74	-	94.99	5,384	2.11	1.00	-	1.48	17.15	-	17.71
				Invesco V.I. Diversified Dividend Fund - Series II
2025	19	39.92	-	43.76	655	1.41	1.29	-	1.69	13.49	-	13.95
2024	21	35.17	-	38.40	624	1.58	1.29	-	1.69	11.05	-	11.50
2023	23	30.38	-	34.44	616	1.71	1.29	-	1.89	6.73	-	7.37
2022	24	28.46	-	32.08	622	1.64	1.29	-	1.89	(3.77)	-	(3.18)
2021	25	29.58	-	33.13	673	1.99	1.29	-	1.89	16.36	-	17.07
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I (Fund commenced operations April 29, 2022) (On April 22, 2022, Invesco V.I. S&P 500 Index - Series I merged into Invesco V.I. Equally-Weighted S&P 500 Fund - Series I)

2025	199	13.09	-	13.15	2,610	1.56	1.35	-	1.48	9.47	-	9.61
2024	223	11.95	-	11.99	2,672	1.60	1.35	-	1.48	11.04	-	11.19
2023	241	10.76	-	10.79	2,594	1.36	1.35	-	1.48	12.05	-	12.19
2022	267	9.61	-	9.62	2,571	1.04	1.35	-	1.48	(3.93)	-	(3.84)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II (Fund commenced operations April 29, 2022) (On April 22, 2022, Invesco V.I. S&P 500 Index - Series II merged into Invesco V.I. Equally-Weighted S&P 500 - Series II)
2025	143	$ 12.77	-	13.05	$1,831	1.42%	1.29	-	1.89%	8.74	-	9.40%
2024	146	11.74	-	11.93	1,719	1.44	1.29	-	1.89	10.34	-	11.01
2023	151	10.64	-	10.75	1,614	1.10	1.29	-	1.89	11.30	-	11.97
2022	212	9.56	-	9.60	2,027	0.84	1.29	-	1.89	(4.39)	-	(4.00)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
				Invesco V.I. Equity and Income Fund - Series I
2025	50	25.01	-	25.58	1,370	2.08	1.10	-	1.70	10.90	-	11.57
2024	57	22.42	-	23.06	1,418	1.78	1.10	-	1.70	10.22	-	10.89
2023	62	20.22	-	20.92	1,390	1.93	1.10	-	1.70	8.70	-	9.35
2022	71	18.49	-	19.25	1,458	1.70	1.10	-	1.70	(9.07)	-	(8.52)
2021	79	20.21	-	21.17	1,763	1.93	1.10	-	1.70	16.65	-	17.35
				Invesco V.I. Equity and Income Fund - Series II
2025	54	31.99	-	37.31	1,934	1.84	1.29	-	1.99	10.29	-	11.07
2024	58	29.01	-	33.59	1,898	1.77	1.29	-	1.99	9.68	-	10.46
2023	28	26.98	-	30.41	852	1.64	1.29	-	1.89	8.17	-	8.82
2022	34	24.94	-	27.94	934	1.41	1.29	-	1.89	(9.45)	-	(8.90)
2021	40	27.55	-	30.67	1,192	1.60	1.29	-	1.89	16.12	-	16.83
				Invesco V.I. EQV International Equity Fund - Series I
2025	25	23.06	-	33.23	705	1.41	1.10	-	1.70	14.54	-	15.23
2024	33	20.01	-	29.01	786	1.71	1.10	-	1.70	(1.09)	-	(0.49)
2023	36	20.11	-	29.33	848	0.19	1.10	-	1.70	16.16	-	16.86
2022	44	17.21	-	25.25	866	1.67	1.10	-	1.70	(19.68)	-	(19.20)
2021	48	21.30	-	31.44	1,164	1.14	1.10	-	1.70	4.10	-	4.73
				Invesco V.I. EQV International Equity Fund - Series II
2025	2	30.24	-	32.51	51	1.20	1.45	-	1.75	14.21	-	14.56
2024	2	26.48	-	28.38	44	1.56	1.45	-	1.75	(1.41)	-	(1.11)
2023	1	26.86	-	28.70	40	—	1.45	-	1.75	15.83	-	16.17
2022	1	11.22	-	24.70	33	1.37	1.45	-	1.89	(20.04)	-	(19.68)
2021	2	14.03	-	31.69	44	0.78	1.30	-	1.89	3.62	-	4.24
				Invesco V.I. Global Core Equity Fund - Series I
2025	23	48.83	-	56.77	1,172	1.37	1.00	-	1.48	13.86	-	14.41
2024	25	42.88	-	49.62	1,094	1.12	1.00	-	1.48	15.12	-	15.68
2023	26	37.25	-	42.89	1,003	0.58	1.00	-	1.48	19.94	-	20.52
2022	27	31.05	-	35.59	883	0.34	1.00	-	1.48	(23.02)	-	(22.65)
2021	29	40.34	-	46.01	1,209	0.96	1.00	-	1.48	14.27	-	14.82
				Invesco V.I. Global Core Equity Fund - Series II
2025	8	28.61	-	32.83	221	1.13	1.29	-	1.89	13.04	-	13.73
2024	8	25.31	-	28.87	201	0.86	1.29	-	1.89	14.51	-	15.21
2023	8	22.10	-	25.06	181	0.29	1.29	-	1.89	19.18	-	19.90
2022	9	18.54	-	20.90	167	0.02	1.29	-	1.89	(23.62)	-	(23.16)
2021	10	24.28	-	27.20	239	0.74	1.29	-	1.89	13.53	-	14.22

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
					Invesco V.I. Global Fund - Series I
2025	11	$ 48.71	-	48.71	$559	— %	1.25	-	1.25%	13.89	-	13.89%
2024	13	42.77	-	42.77	551	—	1.25	-	1.25	14.62	-	14.62
2023	14	37.31	-	37.31	541	0.23	1.25	-	1.25	33.07	-	33.07
2022	15	28.04	-	28.04	426	—	1.25	-	1.25	(32.61)	-	(32.61)
2021	15	41.61	-	41.61	641	—	1.25	-	1.25	14.06	-	14.06
					Invesco V.I. Global Fund - Series II
2025	17	61.06	-	71.98	1,143	—	1.29	-	1.99	12.73	-	13.53
2024	18	54.17	-	63.40	1,061	—	1.29	-	1.99	13.48	-	14.28
2023	21	47.73	-	55.48	1,083	—	1.29	-	1.99	31.79	-	32.72
2022	24	36.22	-	41.80	948	—	1.29	-	1.99	(33.29)	-	(32.81)
2021	26	54.29	-	62.21	1,522	—	1.29	-	1.99	12.89	-	13.69
				Invesco V.I. Global Strategic Income Fund - Series I
2025	19	4.84	-	23.94	332	5.89	1.25	-	1.25	11.58	-	11.58
2024	24	4.33	-	21.46	376	2.85	1.25	-	1.25	1.87	-	1.87
2023	27	4.25	-	21.06	434	—	1.25	-	1.25	7.53	-	7.53
2022	28	3.96	-	19.59	418	—	1.25	-	1.25	(12.56)	-	(12.56)
2021	29	4.52	-	22.40	494	4.54	1.25	-	1.25	(4.61)	-	(4.61)
				Invesco V.I. Global Strategic Income Fund - Series II
2025	185	17.59	-	20.74	3,602	5.21	1.29	-	1.99	10.52	-	11.30
2024	214	15.92	-	18.63	3,742	2.58	1.29	-	1.99	0.74	-	1.46
2023	240	15.80	-	18.36	4,154	—	1.29	-	1.99	6.45	-	7.20
2022	285	14.84	-	17.13	4,604	—	1.29	-	1.99	(13.46)	-	(12.85)
2021	310	17.15	-	19.65	5,764	4.30	1.29	-	1.99	(5.48)	-	(4.80)
				Invesco V.I. Government Money Market Fund - Series I
2025	15	9.46	-	11.76	154	3.94	1.10	-	1.70	2.26	-	2.88
2024	15	9.26	-	11.43	154	4.86	1.10	-	1.70	3.20	-	3.82
2023	16	8.97	-	11.01	152	4.74	1.10	-	1.70	3.10	-	3.72
2022	17	8.70	-	10.61	161	1.34	1.10	-	1.70	(0.25)	-	0.35
2021	20	8.72	-	10.58	194	<0.01	1.10	-	1.70	(1.68)	-	(1.09)
				Invesco V.I. Government Money Market Fund - Series II
2025	< 1	9.12	-	9.12	< 1	0.32	1.70	-	1.70	2.01	-	2.01
2024	< 1	8.95	-	8.95	< 1	3.35	1.70	-	1.70	2.94	-	2.94
2023	< 1	8.69	-	8.69	< 1	2.85	1.70	-	1.70	2.84	-	2.84
2022	< 1	8.45	-	8.45	< 1	0.07	1.70	-	1.70	(0.45)	-	(0.45)
2021	< 1	8.49	-	8.49	< 1	—	1.70	-	1.70	(1.68)	-	(1.68)
				Invesco V.I. Government Securities Fund - Series I
2025	20	13.67	-	17.31	332	2.83	1.10	-	1.50	5.77	-	6.20
2024	25	12.93	-	16.30	386	2.52	1.10	-	1.50	0.20	-	0.60
2023	29	12.90	-	16.21	453	2.08	1.10	-	1.50	3.07	-	3.48
2022	30	12.52	-	15.66	455	1.77	1.10	-	1.50	(11.63)	-	(11.27)
2021	41	13.61	-	17.65	699	2.34	1.10	-	1.70	(3.91)	-	(3.34)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
				Invesco V.I. Growth and Income Fund - Series II
2025	43	$ 51.76	-	61.01	$2,304	1.17%	1.29	-	1.99%	13.01	-	13.81%
2024	48	45.80	-	53.61	2,277	1.08	1.29	-	1.99	13.41	-	14.22
2023	63	40.38	-	46.93	2,616	1.27	1.29	-	1.99	10.18	-	10.96
2022	79	36.65	-	42.30	2,974	1.25	1.29	-	1.99	(7.86)	-	(7.21)
2021	84	39.78	-	45.58	3,442	1.34	1.29	-	1.99	25.65	-	26.54
					Invesco V.I. High Yield Fund - Series I
2025	12	23.06	-	26.21	321	6.71	1.10	-	1.70	4.93	-	5.56
2024	14	21.85	-	24.98	340	5.40	1.10	-	1.70	5.90	-	6.54
2023	17	20.51	-	23.59	378	5.24	1.10	-	1.70	8.32	-	8.97
2022	18	18.82	-	21.78	369	4.61	1.10	-	1.70	(11.08)	-	(10.54)
2021	18	21.04	-	24.49	433	4.08	1.10	-	1.70	2.62	-	3.24
					Invesco V.I. High Yield Fund - Series II
2025	14	22.42	-	25.73	309	6.26	1.29	-	1.89	4.35	-	4.98
2024	16	21.48	-	24.51	339	5.47	1.29	-	1.89	5.56	-	6.20
2023	16	20.35	-	23.08	333	5.13	1.29	-	1.89	7.71	-	8.37
2022	16	18.90	-	21.30	311	4.34	1.29	-	1.89	(11.25)	-	(10.71)
2021	18	21.29	-	23.85	375	4.60	1.29	-	1.89	2.05	-	2.66
					Invesco V.I. Main Street Fund® - Series I
2025	35	45.91	-	45.91	1,624	0.54	1.25	-	1.25	14.49	-	14.49
2024	37	40.10	-	40.10	1,486	—	1.25	-	1.25	22.10	-	22.10
2023	38	32.84	-	32.84	1,253	0.84	1.25	-	1.25	21.69	-	21.69
2022	42	26.99	-	26.99	1,123	1.48	1.25	-	1.25	(21.12)	-	(21.12)
2021	44	34.22	-	34.22	1,504	0.68	1.25	-	1.25	25.99	-	25.99
					Invesco V.I. Main Street Fund® - Series II
2025	119	56.19	-	66.23	7,407	0.31	1.29	-	1.99	13.35	-	14.15
2024	136	49.57	-	58.02	7,405	—	1.29	-	1.99	20.93	-	21.80
2023	160	40.99	-	47.64	7,182	0.48	1.29	-	1.99	20.40	-	21.25
2022	187	34.05	-	39.29	6,931	1.11	1.29	-	1.99	(21.89)	-	(21.33)
2021	195	43.59	-	49.95	9,209	0.51	1.29	-	1.99	24.71	-	25.59
				Invesco V.I. Main Street Mid Cap Fund® - Series I
2025	9	40.60	-	51.37	432	0.33	1.10	-	1.70	7.35	-	8.00
2024	10	37.82	-	47.57	432	0.34	1.10	-	1.70	15.08	-	15.78
2023	10	32.86	-	41.08	385	0.29	1.10	-	1.70	12.54	-	13.22
2022	11	29.20	-	36.29	357	0.35	1.10	-	1.70	(15.70)	-	(15.20)
2021	12	34.64	-	42.79	451	0.43	1.10	-	1.70	21.17	-	21.90
				Invesco V.I. Main Street Mid Cap Fund® - Series II
2025	1	36.45	-	38.71	53	0.11	1.50	-	1.75	7.08	-	7.34
2024	1	34.04	-	36.06	48	0.13	1.50	-	1.75	14.76	-	15.05
2023	1	29.66	-	31.35	38	0.04	1.50	-	1.75	12.17	-	12.45
2022	1	22.82	-	27.88	32	0.07	1.50	-	1.89	(16.06)	-	(15.73)
2021	1	27.18	-	33.08	45	0.25	1.50	-	1.89	20.55	-	21.04

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
				Invesco V.I. Main Street Small Cap Fund® - Series I
2025	6	$ 56.94	-	56.94	$328	0.44%	1.25	-	1.25%	7.35	-	7.35%
2024	7	53.04	-	53.04	360	—	1.25	-	1.25	11.28	-	11.28
2023	9	47.66	-	47.66	442	1.13	1.25	-	1.25	16.67	-	16.67
2022	10	40.85	-	40.85	411	0.49	1.25	-	1.25	(16.88)	-	(16.88)
2021	12	49.15	-	49.15	601	0.36	1.25	-	1.25	21.03	-	21.03
				Invesco V.I. Main Street Small Cap Fund® - Series II
2025	31	65.62	-	77.35	2,198	0.23	1.29	-	1.99	6.29	-	7.04
2024	34	61.74	-	72.26	2,215	—	1.29	-	1.99	10.16	-	10.95
2023	42	56.04	-	65.13	2,506	0.91	1.29	-	1.99	15.49	-	16.31
2022	49	48.53	-	56.00	2,543	0.25	1.29	-	1.99	(17.71)	-	(17.12)
2021	53	58.97	-	67.57	3,318	0.18	1.29	-	1.99	19.84	-	20.69
					Invesco V.I. Technology Fund - Series I
2025	8	70.76	-	77.17	580	—	1.10	-	1.50	18.67	-	19.15
2024	9	59.63	-	64.77	528	—	1.10	-	1.50	32.26	-	32.79
2023	9	45.08	-	48.77	430	—	1.10	-	1.50	44.76	-	45.34
2022	11	31.14	-	33.56	333	—	1.10	-	1.50	(40.84)	-	(40.61)
2021	11	52.64	-	56.50	609	—	1.10	-	1.50	12.71	-	13.16
					Invesco V.I. Technology Fund - Series II
2025	5	64.05	-	66.90	335	—	1.50	-	1.70	18.14	-	18.37
2024	5	54.22	-	56.51	281	—	1.50	-	1.70	31.59	-	31.85
2023	5	41.21	-	42.86	211	—	1.50	-	1.70	44.25	-	44.54
2022	5	28.56	-	29.65	145	—	1.50	-	1.70	(41.12)	-	(41.01)
2021	5	48.52	-	50.26	246	—	1.50	-	1.70	12.16	-	12.38
				Lord Abbett Bond Debenture Portfolio - Class VC
2025	71	20.57	-	24.09	1,649	5.87	1.29	-	1.99	6.18	-	6.93
2024	77	19.38	-	22.52	1,682	5.43	1.29	-	1.99	4.59	-	5.34
2023	85	18.53	-	21.38	1,760	4.88	1.29	-	1.99	4.44	-	5.18
2022	83	17.74	-	20.33	1,626	4.25	1.29	-	1.99	(14.53)	-	(13.92)
2021	91	20.75	-	23.62	2,078	2.99	1.29	-	1.99	1.23	-	1.95
				Lord Abbett Fundamental Equity Portfolio - Class VC
2025	17	37.63	-	43.75	732	0.43	1.29	-	1.99	12.03	-	12.82
2024	19	33.59	-	38.78	707	0.68	1.29	-	1.99	14.32	-	15.14
2023	22	29.38	-	33.68	712	0.59	1.29	-	1.99	12.37	-	13.16
2022	23	26.15	-	29.77	670	1.05	1.29	-	1.99	(13.73)	-	(13.11)
2021	25	30.31	-	34.26	832	0.82	1.29	-	1.99	24.79	-	25.67
				Lord Abbett Growth and Income Portfolio - Class VC
2025	24	34.83	-	39.63	927	0.58	1.29	-	1.89	15.08	-	15.78
2024	25	30.27	-	34.23	826	0.73	1.29	-	1.89	18.32	-	19.04
2023	35	25.58	-	28.76	973	0.92	1.29	-	1.89	11.06	-	11.73
2022	38	23.03	-	25.74	949	1.51	1.29	-	1.89	(11.14)	-	(10.60)
2021	34	25.92	-	28.79	950	0.99	1.29	-	1.89	26.59	-	27.36

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
				Lord Abbett Growth Opportunities Portfolio - Class VC
2025	16	$ 45.60	-	53.03	$815	— %	1.29	-	1.99%	10.70	-	11.49%
2024	18	41.20	-	47.57	809	—	1.29	-	1.99	28.00	-	28.91
2023	20	32.18	-	36.90	707	—	1.29	-	1.99	8.48	-	9.25
2022	24	29.67	-	33.77	771	—	1.29	-	1.99	(33.87)	-	(33.40)
2021	23	44.86	-	50.71	1,138	—	1.29	-	1.99	4.34	-	5.09
				Lord Abbett Mid Cap Stock Portfolio - Class VC
2025	48	29.04	-	33.05	1,492	0.33	1.29	-	1.89	5.04	-	5.67
2024	53	27.65	-	31.27	1,571	0.45	1.29	-	1.89	12.72	-	13.41
2023	60	24.53	-	27.57	1,569	0.45	1.29	-	1.89	13.25	-	13.94
2022	69	21.66	-	24.20	1,601	0.80	1.29	-	1.89	(12.88)	-	(12.36)
2021	75	24.86	-	27.61	1,978	0.58	1.29	-	1.89	26.27	-	27.04
				LVIP Nomura SMID Cap Core Fund - Standard Class
2025	8	47.09	-	47.09	369	0.58	1.25	-	1.25	7.50	-	7.50
2024	8	43.80	-	43.80	347	0.56	1.25	-	1.25	13.30	-	13.30
2023	10	38.66	-	38.66	370	1.14	1.25	-	1.25	15.01	-	15.01
2022	10	33.62	-	33.62	325	0.45	1.25	-	1.25	(14.80)	-	(14.80)
2021	10	39.45	-	39.45	382	0.99	1.25	-	1.25	21.65	-	21.65
				MFS® VIT Investors Trust Series - Initial Class
2025	4	45.09	-	45.09	179	1.62	1.25	-	1.25	12.16	-	12.16
2024	4	40.20	-	40.20	160	0.64	1.25	-	1.25	18.03	-	18.03
2023	5	34.06	-	34.06	159	0.71	1.25	-	1.25	17.51	-	17.51
2022	5	28.99	-	28.99	151	0.67	1.25	-	1.25	(17.52)	-	(17.52)
2021	5	35.15	-	35.15	186	0.63	1.25	-	1.25	25.24	-	25.24
				MFS® VIT New Discovery Series - Initial Class
2025	6	38.54	-	38.54	216	—	1.25	-	1.25	11.56	-	11.56
2024	6	34.55	-	34.55	203	—	1.25	-	1.25	5.39	-	5.39
2023	6	32.78	-	32.78	200	—	1.25	-	1.25	13.00	-	13.00
2022	6	29.01	-	29.01	179	—	1.25	-	1.25	(30.63)	-	(30.63)
2021	7	41.82	-	41.82	285	—	1.25	-	1.25	0.53	-	0.53
				MFS® VIT Total Return Bond Series - Initial Class
2025	5	21.72	-	21.72	101	3.49	1.25	-	1.25	5.84	-	5.84
2024	9	20.52	-	20.52	182	4.22	1.25	-	1.25	1.27	-	1.27
2023	10	20.26	-	20.26	200	3.23	1.25	-	1.25	6.05	-	6.05
2022	10	19.11	-	19.11	198	2.74	1.25	-	1.25	(15.00)	-	(15.00)
2021	11	22.48	-	22.48	241	2.70	1.25	-	1.25	(2.05)	-	(2.05)
				MFS® VIT II High Yield Portfolio - Initial Class
2025	3	26.82	-	26.82	81	6.66	1.25	-	1.25	7.30	-	7.30
2024	4	24.99	-	24.99	90	5.71	1.25	-	1.25	5.59	-	5.59
2023	4	23.67	-	23.67	105	5.98	1.25	-	1.25	11.02	-	11.02
2022	5	21.32	-	21.32	117	5.60	1.25	-	1.25	(11.62)	-	(11.62)
2021	6	24.12	-	24.12	134	4.90	1.25	-	1.25	2.20	-	2.20

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
				Morgan Stanley VIF Discovery Portfolio - Class I
2025	6	$ 76.80	-	81.10	$433	0.45%	1.35	-	1.58%	10.82	-	11.07%
2024	5	69.31	-	73.02	324	—	1.35	-	1.58	39.60	-	39.92
2023	5	49.65	-	52.18	251	—	1.35	-	1.58	42.09	-	42.41
2022	6	34.94	-	36.64	202	—	1.35	-	1.58	(63.55)	-	(63.46)
2021	6	95.85	-	100.28	561	—	1.35	-	1.58	(12.46)	-	(12.25)
				Morgan Stanley VIF Discovery Portfolio - Class II
2025	28	45.74	-	51.55	1,796	0.39	1.29	-	1.89	10.32	-	10.99
2024	29	41.46	-	46.44	1,693	—	1.29	-	1.89	39.05	-	39.90
2023	35	29.82	-	33.20	1,434	—	1.29	-	1.89	41.43	-	42.28
2022	42	21.08	-	23.33	1,162	—	1.29	-	1.89	(63.67)	-	(63.45)
2021	33	58.03	-	63.83	2,646	—	1.29	-	1.89	(12.87)	-	(12.34)
				Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II
2025	23	19.11	-	33.52	723	14.42	1.29	-	1.99	12.95	-	13.75
2024	25	16.92	-	29.47	689	10.36	1.29	-	1.99	9.06	-	9.84
2023	26	15.51	-	26.83	671	8.61	1.29	-	1.99	9.48	-	10.25
2022	29	14.17	-	24.34	667	7.66	1.29	-	1.99	(20.42)	-	(19.85)
2021	29	17.80	-	30.36	850	5.02	1.29	-	1.99	(3.91)	-	(3.23)
			Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I
2025	3	33.55	-	34.78	99	0.40	1.35	-	1.48	31.01	-	31.18
2024	3	24.67	-	26.51	80	1.44	1.35	-	1.58	6.12	-	6.36
2023	5	23.25	-	24.93	130	1.62	1.35	-	1.58	10.22	-	10.48
2022	6	21.09	-	29.09	146	0.44	1.35	-	1.58	(26.26)	-	(26.09)
2021	7	28.60	-	39.35	208	0.79	1.35	-	1.58	1.37	-	1.61
			Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II
2025	< 1	49.22	-	51.52	15	0.36	1.29	-	1.49	30.92	-	31.19
2024	< 1	34.42	-	39.27	12	1.27	1.29	-	1.89	5.68	-	6.32
2023	< 1	32.57	-	36.94	14	1.57	1.29	-	1.89	9.86	-	10.53
2022	< 1	29.65	-	33.42	13	0.32	1.29	-	1.89	(26.54)	-	(26.09)
2021	< 1	40.36	-	45.22	25	0.70	1.29	-	1.89	1.01	-	1.63
				Morgan Stanley VIF Global Strategist Portfolio - Class I
2025	49	19.54	-	94.82	1,159	—	1.00	-	1.58	15.56	-	16.24
2024	56	16.91	-	81.58	1,139	—	1.00	-	1.58	5.77	-	6.39
2023	61	15.98	-	76.68	1,162	1.61	1.00	-	1.58	12.29	-	12.94
2022	73	14.23	-	67.89	1,215	—	1.00	-	1.58	(18.24)	-	(17.77)
2021	80	17.41	-	82.56	1,627	1.79	1.00	-	1.58	6.67	-	7.29
				Morgan Stanley VIF Global Strategist Portfolio - Class II
2025	8	23.60	-	23.80	176	—	1.35	-	1.89	15.15	-	15.78
2024	8	20.38	-	20.67	154	—	1.35	-	1.89	5.39	-	5.97
2023	11	19.23	-	19.62	195	1.62	1.35	-	1.89	11.80	-	12.42
2022	13	17.11	-	17.54	208	—	1.35	-	1.89	(18.63)	-	(18.18)
2021	13	20.91	-	21.56	263	1.75	1.35	-	1.89	6.18	-	6.77

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
				Morgan Stanley VIF Growth Portfolio - Class I
2025	105	$ 25.57	-	110.12	$10,554	— %	1.00	-	1.89%	33.17	-	34.37%
2024	116	19.03	-	82.69	8,588	—	1.00	-	1.89	43.82	-	45.13
2023	129	13.11	-	57.50	6,612	—	1.00	-	1.89	45.88	-	47.19
2022	148	8.91	-	39.41	5,204	—	1.00	-	1.89	(60.82)	-	(60.47)
2021	156	22.54	-	100.60	13,894	—	1.00	-	1.89	(1.78)	-	(0.89)
				Morgan Stanley VIF Growth Portfolio - Class II
2025	54	104.47	-	137.34	2,689	—	1.29	-	1.99	32.71	-	33.64
2024	55	78.72	-	102.77	2,107	—	1.29	-	1.99	43.29	-	44.31
2023	57	54.94	-	71.21	1,568	—	1.29	-	1.99	45.40	-	46.42
2022	60	37.78	-	48.64	1,212	—	1.29	-	1.99	(60.95)	-	(60.68)
2021	59	96.77	-	123.69	3,011	—	1.29	-	1.99	(2.13)	-	(1.44)
				Nomura VIP Small Cap Value Series - Standard Class
2025	8	80.13	-	80.13	620	1.29	1.25	-	1.25	6.82	-	6.82
2024	9	75.01	-	75.01	651	1.34	1.25	-	1.25	9.93	-	9.93
2023	9	68.24	-	68.24	633	1.00	1.25	-	1.25	8.09	-	8.09
2022	11	63.13	-	63.13	673	0.85	1.25	-	1.25	(13.18)	-	(13.18)
2021	11	72.71	-	72.71	831	0.85	1.25	-	1.25	32.75	-	32.75
			PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
2025	< 1	8.12	-	8.12	2	2.73	1.49	-	1.49	16.90	-	16.90
2024	< 1	6.95	-	6.95	2	2.07	1.49	-	1.49	2.41	-	2.41
2023	< 1	6.78	-	6.78	2	15.68	1.49	-	1.49	(9.30)	-	(9.30)
2022	< 1	7.48	-	7.48	2	20.52	1.49	-	1.49	7.05	-	7.05
2021	< 1	6.99	-	6.99	2	4.13	1.49	-	1.49	31.13	-	31.13
				PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
2025	< 1	19.86	-	19.86	6	6.80	1.49	-	1.49	13.16	-	13.16
2024	< 1	17.55	-	17.55	6	6.32	1.49	-	1.49	5.82	-	5.82
2023	< 1	16.59	-	16.59	5	5.60	1.49	-	1.49	9.36	-	9.36
2022	< 1	15.17	-	15.17	5	4.71	1.49	-	1.49	(17.05)	-	(17.05)
2021	< 1	18.28	-	18.28	6	4.38	1.49	-	1.49	(4.10)	-	(4.10)
				PIMCO VIT Real Return Portfolio - Advisor Class
2025	3	14.35	-	15.55	47	3.22	1.29	-	1.69	5.92	-	6.35
2024	4	13.55	-	14.62	49	2.56	1.29	-	1.69	0.30	-	0.71
2023	4	13.04	-	14.51	55	2.90	1.29	-	1.89	1.62	-	2.24
2022	6	12.83	-	14.20	80	6.89	1.29	-	1.89	(13.65)	-	(13.12)
2021	7	14.86	-	16.34	109	4.68	1.29	-	1.89	3.49	-	4.12
				PIMCO VIT Total Return Portfolio - Advisor Class
2025	3	14.55	-	15.76	41	4.00	1.49	-	1.89	6.73	-	7.17
2024	3	13.63	-	14.70	44	3.93	1.49	-	1.89	0.49	-	0.90
2023	5	13.56	-	14.57	68	3.45	1.49	-	1.89	3.84	-	4.26
2022	6	13.06	-	13.98	78	2.46	1.49	-	1.89	(16.00)	-	(15.66)
2021	8	15.55	-	17.10	127	1.71	1.29	-	1.89	(3.22)	-	(2.64)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
					Putnam VT Core Equity Fund - Class IB
2025	129	$ 44.92	-	68.96	$5,752	0.41%	1.25	-	1.89%	14.61	-	15.35%
2024	140	38.94	-	60.17	5,474	0.63	1.25	-	1.89	24.56	-	25.36
2023	162	31.06	-	48.31	5,110	0.51	1.25	-	1.89	25.68	-	26.49
2022	178	24.56	-	41.12	4,425	0.99	1.25	-	1.89	(17.35)	-	(16.82)
2021	189	29.52	-	49.75	5,596	0.64	1.25	-	1.89	28.54	-	29.37
				Putnam VT Diversified Income Fund - Class IB
2025	33	19.94	-	21.69	712	6.02	1.25	-	1.60	6.85	-	7.23
2024	38	18.66	-	20.22	770	6.25	1.25	-	1.60	4.06	-	4.43
2023	43	17.93	-	19.37	835	6.12	1.25	-	1.60	3.15	-	3.51
2022	45	17.46	-	18.71	844	6.62	1.25	-	1.65	(3.95)	-	(3.56)
2021	53	18.18	-	19.40	1,021	0.66	1.25	-	1.65	(8.48)	-	(8.11)
				Putnam VT Emerging Markets Equity Fund - Class IB
2025	16	12.05	-	25.58	396	0.66	1.25	-	1.60	32.02	-	32.48
2024	17	9.13	-	19.31	329	1.41	1.25	-	1.60	13.71	-	14.12
2023	19	8.03	-	16.92	317	0.50	1.25	-	1.60	9.81	-	10.20
2022	21	7.31	-	15.35	314	—	1.25	-	1.60	(28.63)	-	(28.38)
2021	28	10.24	-	21.44	586	0.48	1.25	-	1.60	(5.72)	-	(5.39)
				Putnam VT Focused International Equity Fund - Class IB
2025	61	16.86	-	26.69	1,514	3.31	1.25	-	1.79	34.01	-	34.73
2024	71	12.58	-	19.81	1,309	1.67	1.25	-	1.79	1.44	-	2.00
2023	78	12.40	-	19.42	1,402	0.70	1.25	-	1.79	17.13	-	17.76
2022	94	10.59	-	16.49	1,415	1.80	1.25	-	1.79	(19.65)	-	(19.22)
2021	112	13.18	-	20.42	2,095	0.76	1.25	-	1.79	10.57	-	11.17
				Putnam VT George Putnam Balanced Fund - Class IB
2025	86	30.64	-	32.53	2,868	1.43	1.25	-	1.89	11.81	-	12.53
2024	96	27.41	-	28.91	2,823	1.20	1.25	-	1.89	14.52	-	15.26
2023	110	23.93	-	25.08	2,837	1.25	1.25	-	1.89	17.65	-	18.41
2022	117	20.34	-	21.18	2,565	0.90	1.25	-	1.89	(17.57)	-	(17.04)
2021	129	24.68	-	25.54	3,398	0.87	1.25	-	1.89	11.81	-	12.53
				Putnam VT Global Asset Allocation Fund - Class IB
2025	29	33.59	-	37.42	1,061	2.17	1.25	-	1.99	12.11	-	12.95
2024	41	29.73	-	33.38	1,321	2.27	1.25	-	1.99	14.04	-	14.89
2023	49	25.88	-	29.27	1,417	1.60	1.25	-	1.99	15.16	-	16.02
2022	62	22.31	-	25.42	1,522	1.35	1.25	-	1.99	(17.69)	-	(17.08)
2021	69	26.90	-	30.88	2,057	0.70	1.25	-	1.99	11.69	-	12.53
				Putnam VT Global Health Care Fund - Class IB
2025	33	50.55	-	56.02	1,791	—	1.25	-	1.99	12.77	-	13.61
2024	36	44.83	-	49.31	1,725	0.48	1.25	-	1.99	(0.60)	-	0.15
2023	42	45.10	-	49.23	2,001	0.31	1.25	-	1.99	6.98	-	7.77
2022	49	42.15	-	45.68	2,154	0.41	1.25	-	1.99	(6.56)	-	(5.86)
2021	48	45.11	-	48.53	2,249	1.10	1.25	-	1.99	17.03	-	17.91

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
				Putnam VT Government Money Market Fund - Class IB
2025	584	$ 8.68	-	11.32	$5,761	3.62%	1.25	-	1.99%	1.62	-	2.38%
2024	735	8.55	-	11.05	7,023	4.56	1.25	-	1.99	2.57	-	3.34
2023	703	8.33	-	10.70	6,522	4.35	1.25	-	1.99	2.37	-	3.13
2022	614	8.14	-	10.37	5,536	1.06	1.25	-	1.99	(0.88)	-	(0.14)
2021	687	8.21	-	10.39	6,224	0.01	1.25	-	1.99	(1.97)	-	(1.24)
					Putnam VT High Yield Fund - Class IB
2025	43	29.80	-	29.91	1,412	6.21	1.25	-	1.99	6.52	-	7.31
2024	47	27.77	-	28.08	1,409	5.95	1.25	-	1.99	5.71	-	6.51
2023	53	26.08	-	26.56	1,514	5.37	1.25	-	1.99	9.92	-	10.74
2022	60	23.55	-	24.16	1,546	5.32	1.25	-	1.99	(13.35)	-	(12.71)
2021	68	26.97	-	27.89	2,003	4.87	1.25	-	1.99	2.89	-	3.66
					Putnam VT Income Fund - Class IB
2025	176	14.47	-	19.72	3,006	4.84	1.25	-	1.99	5.12	-	5.91
2024	194	13.77	-	18.62	3,138	5.51	1.25	-	1.99	0.28	-	1.03
2023	215	13.73	-	18.43	3,452	5.91	1.25	-	1.99	2.62	-	3.39
2022	246	13.38	-	17.82	3,817	5.72	1.25	-	1.99	(15.52)	-	(14.89)
2021	271	15.84	-	20.94	4,943	1.36	1.25	-	1.99	(6.48)	-	(5.78)
				Putnam VT International Equity Fund - Class IB
2025	117	28.97	-	30.46	3,245	0.01	1.25	-	1.89	35.09	-	35.96
2024	135	21.31	-	22.55	2,773	2.19	1.25	-	1.89	1.02	-	1.68
2023	151	20.96	-	22.32	3,072	0.04	1.25	-	1.89	16.28	-	17.03
2022	169	17.91	-	19.20	2,943	1.54	1.25	-	1.89	(16.37)	-	(15.83)
2021	180	21.28	-	22.95	3,740	1.12	1.25	-	1.89	6.77	-	7.46
				Putnam VT International Value Fund - Class IB
2025	19	23.95	-	27.51	496	1.31	1.25	-	1.60	32.53	-	33.00
2024	21	18.07	-	20.68	429	2.55	1.25	-	1.60	3.53	-	3.89
2023	24	16.51	-	19.91	466	1.54	1.25	-	1.65	16.73	-	17.20
2022	28	14.14	-	16.99	471	2.01	1.25	-	1.65	(8.34)	-	(7.97)
2021	30	15.43	-	18.46	536	2.02	1.25	-	1.65	13.05	-	13.50
				Putnam VT Large Cap Growth Fund - Class IB
2025	303	35.85	-	40.44	11,011	—	1.25	-	1.89	12.19	-	12.91
2024	342	31.75	-	36.05	11,014	—	1.25	-	1.89	30.88	-	31.73
2023	411	24.10	-	27.54	10,160	—	1.25	-	1.89	41.76	-	42.68
2022	465	16.89	-	19.43	8,049	—	1.25	-	1.89	(31.81)	-	(31.37)
2021	508	28.49	-	30.10	12,886	—	0.83	-	1.89	20.35	-	21.64
					Putnam VT Large Cap Value Fund - Class IB
2025	197	62.18	-	80.08	14,428	1.47	1.25	-	1.99	17.96	-	18.85
2024	230	52.71	-	67.38	14,154	1.14	1.25	-	1.99	16.77	-	17.65
2023	270	45.14	-	57.27	13,945	2.08	1.25	-	1.99	13.38	-	14.22
2022	304	39.81	-	50.14	13,795	1.50	1.25	-	1.99	(5.05)	-	(4.34)
2021	334	17.47	-	41.93	16,027	1.22	0.83	-	1.99	24.78	-	26.25

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
				Putnam VT Mortgage Securities Fund - Class IB
2025	37	$ 16.79	-	18.71	$685	8.43%	1.25	-	1.60%	7.35	-	7.72%
2024	39	15.64	-	17.37	660	6.57	1.25	-	1.60	3.08	-	3.44
2023	39	15.17	-	16.79	646	15.67	1.25	-	1.60	3.60	-	3.96
2022	40	14.64	-	16.15	645	9.49	1.25	-	1.60	(11.51)	-	(11.20)
2021	50	16.55	-	18.19	893	—	1.25	-	1.60	(5.30)	-	(4.97)
					Putnam VT Research Fund - Class IB
2025	31	55.57	-	73.71	1,714	0.58	1.25	-	1.89	15.66	-	16.41
2024	35	47.74	-	63.73	1,651	0.39	1.25	-	1.89	23.89	-	24.69
2023	39	38.29	-	51.44	1,478	0.81	1.25	-	1.89	26.44	-	27.25
2022	43	30.09	-	40.68	1,293	0.57	1.25	-	1.89	(18.84)	-	(18.31)
2021	45	36.83	-	50.13	1,668	0.10	1.25	-	1.89	21.80	-	22.58
				Putnam VT Small Cap Growth Fund - Class IB
2025	1	62.45	-	68.43	89	0.37	1.25	-	1.65	7.02	-	7.45
2024	1	58.35	-	63.69	84	—	1.25	-	1.65	21.29	-	21.78
2023	2	48.11	-	52.30	113	—	1.25	-	1.65	21.12	-	21.61
2022	3	39.72	-	43.01	133	—	1.25	-	1.65	(29.48)	-	(29.20)
2021	3	56.32	-	60.74	190	—	1.25	-	1.65	12.00	-	12.45
					Putnam VT Small Cap Value Fund - Class IB
2025	26	56.72	-	68.84	1,588	0.70	1.25	-	1.65	3.54	-	3.96
2024	29	54.78	-	66.22	1,740	0.97	1.25	-	1.65	4.44	-	4.86
2023	33	52.45	-	63.15	1,890	0.17	1.25	-	1.65	21.72	-	22.21
2022	41	43.09	-	51.67	1,872	0.17	1.25	-	1.65	(14.41)	-	(14.07)
2021	45	41.35	-	50.35	2,399	0.71	0.83	-	1.65	37.60	-	38.75
				Putnam VT Sustainable Future Fund - Class IB
2025	6	55.76	-	60.41	366	0.10	1.25	-	1.60	1.02	-	1.37
2024	7	55.19	-	59.59	420	—	1.25	-	1.60	13.04	-	13.44
2023	7	48.83	-	52.53	377	—	1.25	-	1.60	26.48	-	26.92
2022	8	38.60	-	41.39	320	—	1.25	-	1.60	(35.08)	-	(34.85)
2021	8	59.46	-	63.53	517	—	1.25	-	1.60	4.38	-	4.75
				Putnam VT Sustainable Leaders Fund - Class IB
2025	162	48.75	-	78.64	7,826	0.68	1.25	-	1.99	8.50	-	9.31
2024	187	44.60	-	72.48	8,303	0.21	1.25	-	1.99	20.57	-	21.48
2023	208	36.71	-	60.12	7,607	0.53	1.25	-	1.99	23.61	-	24.54
2022	237	29.48	-	48.63	6,957	0.55	1.25	-	1.99	(24.44)	-	(23.87)
2021	259	38.73	-	64.36	9,999	0.14	1.25	-	1.99	21.08	-	21.99
				Templeton Developing Markets VIP Fund - Class 2
2025	11	50.89	-	59.99	603	0.54	1.29	-	1.99	43.37	-	44.39
2024	13	35.50	-	41.55	504	3.85	1.29	-	1.99	5.52	-	6.27
2023	17	33.64	-	39.10	610	1.99	1.29	-	1.99	10.40	-	11.18
2022	22	30.47	-	35.17	693	2.61	1.29	-	1.99	(23.53)	-	(22.99)
2021	22	39.85	-	45.66	895	0.88	1.29	-	1.99	(7.61)	-	(6.95)

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

		At December 31,					For the year ended December 31,
	Units
	Outstanding	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
					Templeton Foreign VIP Fund - Class 2
2025	113	$ 19.90	-	21.31	$3,135	2.26%	1.25	-	1.89%	26.76	-	27.59%
2024	137	15.70	-	16.70	3,000	2.39	1.25	-	1.89	(2.87)	-	(2.23)
2023	163	16.16	-	17.08	3,700	3.14	1.25	-	1.89	18.49	-	19.26
2022	203	13.64	-	14.32	3,847	3.04	1.25	-	1.89	(9.34)	-	(8.75)
2021	225	15.05	-	15.70	4,696	1.82	1.25	-	1.89	2.20	-	2.86

PART C
333-278375
OTHER INFORMATION

ITEM 27. EXHIBITS:

(a)(1)

Board of Directors Resolution approving plan of merger -  Allstate New York. Incorporated herein by reference to Form N-4 Registration Statement of  Wilton Reassurance Life Co of New York Separate Account A (SEC File No. 333-260625) dated November 1, 2021.

(2)

Board of Directors Resolution approving plan of merger - WRNY.  Incorporated herein by reference to Form N-4 Registration Statement of Wilton Reassurance Life Co of New York Separate Account A (SEC File No. 333-260625) dated November 1, 2021.

(b)	Not Applicable.
(c)

Principal Underwriting Agreement by and between Wilton Reassurance Life Company of New York and Wilton Re Distributors LLC dated October 1, 2024. Incorporated herein by reference to Form S-1 Registration Statement of Wilton Reassurance Life Company of New York (SEC File No. 333-278375) filed on April 1, 2025.

(d)(1)

Form of AIM Lifetime Plus(SM) Variable Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement of Allstate Life of New York Separate Account A (SEC File No. 033-65381) dated September 23, 1996.)

(2)

Form of AIM Lifetime Plus(SM) II Variable Annuity Contract (Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement of Allstate Life of New York Separate Account A (SEC File No. 033-65381) dated November 12, 1999.)

(3)

Form of “Allstate Custom Portfolio” and “SelectDirections(SM)” Variable Annuity Contract (Incorporated herein by reference to Form N-4 Registration Statement of Allstate Life of New York Separate Account A (SEC File No. 333-94785) dated January 14, 2000.)

(4)	Form of Death Benefit Endorsement (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (File No. 033-65381) dated April 11, 2003.)
(5)

Form of Amendatory Endorsement to Add Dollar Cost Averaging Fixed Accounts to the “Allstate Custom Portfolio”, “Allstate Provider”, or “SelectDirections” Variable Annuity, a group flexible premium deferred variable annuity contract. (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 20, 2001.)

(6)

Form of Amendatory Endorsement for Transfer Limitations under the “Allstate Custom Portfolio”, “Allstate Provider”, or “SelectDirections” Variable Annuity, a group flexible premium deferred variable annuity contract. (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 20, 2001.)

(7)	Form of Death Benefit Endorsement (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-94785) dated April 11, 2003.)
(e)	Not Applicable.
(f)

Amended and Restated Charter of Wilton Reassurance Life Company of New York. Incorporated herein by reference to Form S-1 Registration Statement of Wilton Reassurance Life Company of New York (SEC File No. 333-260635) filed on November 1, 2021.

(g)	Indemnity Reinsurance Agreement between Allstate Life Insurance Company of New York and The Prudential Insurance Company of America. Filed Herewith.
(h)	Not Applicable.
(i)

Service Agreement among Allstate Life Insurance Company of New York, Intramerica Life Insurance Company and Wilton Re Services, Inc., effective October 1, 2021. Incorporated herein by reference to Form S-1 Registration Statement of Wilton Reassurance Life Company of New York (SEC File No. 333-260626) filed on November 1, 2021.

(j)	Not Applicable.
(k)	Opinion Of Counsel. Filed Herewith.
(l)(1)	Consent of Independent Registered Public Accounting Firm. Filed Herewith.
(l)(2)	Consent of Independent Auditors. Filed Herewith.
(m)	Not Applicable.
(n)	Not Applicable.
(o)	Not Applicable.

(p)(1)	Powers of Attorney: Braun, Dwyer, Fahr, Lash, Mak, McGroarty, Moser, Overbeeke, Ponomarev, Quinn, Sheefel, and Treglia. Filed Herewith.
(2)

Resolution of Board of Directors authorizing Chief Executive Officer to sign on Wilton Reassurance Life Company of New York’s behalf pursuant to power of attorney. Incorporated by reference from Post-Effective Amendment No. 3 for this Registration Statement filed on April 11, 2023 (File No. 333-260634)

(q)	Not Applicable.
(r)	Not Applicable.

ITEM 28. DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY:

Unless otherwise indicated, the principal business address of each of the directors and officers of Wilton Reassurance Life Company of New York is 801 Main Avenue, 5th Floor, Norwalk, CT 06851.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH INSURANCE COMPANY
Perry H. Braun*	Director
Steve Brogan	Chief Legal Officer, Secretary
Karen Carpenter**	Chief Compliance Officer - Separate Accounts
Leah Chai	Tax Director
James Conway**	Illustration Actuary
James Dwyer*	Director
Rob Fahr	Vice President, Controller
Nik Godon**	Vice President, Valuation Actuary
Shilpa Lakhani	Senior Vice President, Chief Investment Officer
Steven D. Lash	Director, Senior Vice President, Group Chief Financial Officer
Brent McGroarty	Senior Vice President, Chief Operating Officer
Lauren Mak	Senior Vice President, Chief Financial Officer
Brandon Melton	Chief Information Security Officer
Jaime Merritt	Assistant Secretary
Susan Moser	Director
David Overbeeke*	Director
Susan Paternoster	Chief Information Officer
Dmitri Ponomarev	Chairman of the Board of Directors
John J. Quinn*	Director
Scott Sheefel	Director, President and Chief Executive Officer
Enrico Treglia	Director

Individuals marked with an * are outside directors whose address is c/o WRNY, 800 Westchester Avenue, Suite 641 N, Rye Brook, NY 10573. The principal business address for the individuals marked with ** is 4840 N. River Blvd, Suite 400, Cedar Rapids, Iowa 52411.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR THE REGISTERED SEPARATE ACCOUNT:

ITEM 30. INDEMNIFICATION:

The Amended and Restated Charter of Wilton Reassurance Life Company of New York (“WRNY”) provides for the indemnification of its directors against damages for breach of duty as a director, so long as such person’s acts or omissions were not in bad faith or involve intentional misconduct or acts or omissions that such person know or reasonably should have known violated the Insurance law or that constituted a knowing violation of any other law that such person personally gains in fact a financial profit or other advantage to which such person was not legally entitled.

Under the terms of the underwriting agreement, WRNY agrees to indemnify Wilton Re Distributors LLC (“Distributors”) for any act or omission in the course of or in connection with rendering services under the underwriting agreement or arising out of the purchase, retention or surrender of a contract; provided however that the company will not indemnify Distributors for any such liability that results from the willful misfeasance, bad faith or gross negligence of Distributors or from the reckless disregard by Distributors of its duties and obligations arising under the underwriting agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of WRNY pursuant to the forgoing provisions, or otherwise, WRNY has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by WRNY of expenses incurred or paid by a director, officer or controlling person of WRNY in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, WRNY will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS:

(a) Wilton Re Distributors LLC (“Distributors”)

Wilton Re Distributors LLC serves as principal underwriter of the Policies.

In addition to Wilton Reassurance Life Co of New York Separate Account A, Distributors is the principal underwriter for the following separate accounts:

•	Wilton Reassurance Life Co of New York Variable Life Separate Account A

•	Wilton Reassurance Life Co of New York Variable Annuity Account

(b) The following are the directors and officers of Distributors. The principal business address is 4840 N. River Blvd., Suite 400, Cedar Rapids, Iowa 52411.

Name	Position
Karen Carpenter	CEO, Chief Compliance Officer
David Brant	FINOP

(c) Commissions received by Distributors during 2025 with respect to all individual annuities issued by Wilton Reassurance Life Company of New York.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION AND REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Wilton Re Distributors LLC*	$429,524.31	$-0-	$-0-	$-0-
*	Distributors did not retain any of these commissions.

ITEM 31A. INFORMATION ABOUT CONTRACTS WITH INDEX-LINKED OPTIONS AND FIXED OPTIONS SUBJECT TO A CONTRACT ADJUSTMENT:

(a) As of December 31, 2025:

Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index-Linked Option and/or Fixed Option subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract
AIM Lifetime Plus Variable Annuity	99	$1,435,658.00	0	$62,869.00	$-501,067.00	Yes
AIM Lifetime Plus II Variable Annuity	0	$0.00	0	$220,659.00	$-1,807,919.00	Yes
Custom Portfolio Variable Annuity	241	$7,859,206.00	0	$290,021.00	$-2,662,242.00	Yes
SelectDirections Variable Annuity	95	$1,791,772.00	0	$65,619.00	$-2,111,685.00	Yes

(b) Not Applicable.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS:

Not Applicable.

ITEM 33. MANAGEMENT SERVICES:

None.

ITEM 34. FEE REPRESENTATION AND UNDERTAKINGS:

With regard to the offering of the Guarantee Period options under this registration statement, the Company undertakes:

(1)	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and

(2)	That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk and State of Connecticut on this  17th day of April 2026.

WILTON REASSURANCE LIFE COMPANY OF NEW YORK (INSURANCE COMPANY)
By:	Scott Sheefel*
Scott Sheefel Director, President and Chief Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities  and on the date indicated.

SIGNATURE	TITLE
Perry H. Braun* Perry H. Braun	Director	April 17, 2026
James Dwyer* James Dwyer	Director	April 17, 2026
Rob Fahr* Rob Fahr	Vice President, Controller	April 17, 2026
Steven D. Lash* Steven D. Lash	Director, Group Chief Financial Officer, Senior Vice President	April 17, 2026
Lauren Mak* Lauren Mak	Senior Vice President, Chief Financial Officer	April 17, 2026
Brent McGroarty* Brent McGroarty	Senior Vice President, Chief Operating Officer	April 17, 2026
Susan Moser* Susan Moser	Director	April 17, 2026
David Overbeeke* David Overbeeke	Director	April 17, 2026
Dmitri Ponomarev* Dmitri Ponomarev	Director, Chairman of the Board	April 17, 2026
John J. Quinn* John J. Quinn	Director	April 17, 2026
Scott Sheefel* Scott Sheefel	Director, President, Chief Executive Officer	April 17, 2026
Enrico Treglia* Enrico Treglia	Director	April 17, 2026

By:	/s/ Karen Carpenter
Karen Carpenter
*	Signed by Karen Carpenter as Attorney in Fact, on behalf of those indicated pursuant to Powers of Attorney.